UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Patrick W. Dennis, Esq.

Vice President and Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1.	Reports to Shareholders.

2

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.TCW.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer, bank, or retirement plan), or by calling 1-800-FUND-TCW (1-800-386-3829) if you invest directly with the Funds.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can call 1-800-FUND-TCW (1-800-386-3829), if you invest directly with the Funds, or contact your financial intermediary, if you invest though a financial intermediary, to inform the Funds or the financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held directly with TCW or through your financial intermediary.

TCW Funds, Inc.

To Our Valued Shareholders

David S. DeVito President, Chief Executive Officer and Director

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2019. I would like to express our appreciation for your continued investment in the TCW Funds as well as welcome new shareholders to our fund family. As of April 30, 2019, the TCW Funds held total net assets of approximately $15.1 billion.

This report contains information outlining the performance and a list of portfolio holdings as of April 30, 2019 for the TCW Funds’ Equity Funds and the TCW Conservative Allocation Fund.

The U.S. Stock Market

US stocks rose 8.1% (S&P 500 Total Return Index) to a record high during the period under review, rebounding strongly from the sharp declines witnessed in the final months of calendar year 2018. After initially conveying its determination to normalize monetary policy by hiking its reference rate and pursuing an “autopilot” run-off of its balance sheet, the Fed pivoted to a more dovish monetary policy stance, which relieved equity market participants’ concerns that a fragile US economy might be tipped into recession. The equity market was also challenged by a number of other headwinds, including uncertainty stemming from the US/China trade war, a faltering global growth backdrop, and concern about the potential for a corporate “earnings recession.” Yet, despite the “soft-patch” witnessed in a number of key macroeconomic indicators in the first quarter of 2019, the US economy managed to grow 3.2%, and the labor market remained robust, with weekly jobless claims reaching a 50-year low. Also, the decline in the 10-year US Treasury Note yield to its lowest level of the past 16 months proved supportive of the housing market, which had begun to register weaker data in the early part of this year. And, importantly, corporate earnings results were better than consensus expectations, alleviating worries that year-over-year earnings per share growth might turn negative.

Looking Ahead

Looking forward, with a still accommodative Fed squarely on the sidelines and macroeconomic growth solid but not stellar, equity market participants are now taking their cue from the prospects for earnings growth, where consensus expectations for calendar year 2019 were perhaps downgraded too severely over the past several months. Although analysts have projected 2-3% EPS growth for this year, first-quarter earnings reports, coupled with the strong U.S. GDP growth figure during the same period, may be signaling the potential for mid single-digit growth for the full year. So, although the S&P 500 index recently rebounded to a record high, stocks are trading at around 17 times forward earnings, which appears fair to us even if modestly above the average of the past several decades. Naturally, we are mindful that stock market volatility remains at exceptionally low levels (the CBOE Volatility Index or VIX is in the mid-teens), and equity prices would be vulnerable to a failure to resolve the U.S./China trade dispute or other exogenous shocks. As always, we continue to closely monitor bottom-up corporate fundamentals as we endeavor to identify the most compelling investment targets that meet our growth and valuation criteria.

Fund Performance

All of our growth-oriented US Equity Funds outperformed their respective benchmarks during the semi-annual period under review, while our value-oriented strategies and the TCW Conservative Allocation Fund trailed their benchmarks. We believe that equity market investors have placed a premium on secular growth opportunities such as those found in the technology and communication services sectors at a time when trade disputes have muted the US growth outlook and the global macroeconomic growth backdrop has faltered. As a result, some of the more economically sensitive sectors and holdings in our value-oriented strategies were hurt by the prospect of a potentially slower growth environment. That said, we

1

Letter to Shareholders (Continued)

continue to believe that our emphasis on rigorous bottom-up stock research will serve our fund investors well over the longer term, especially as the incremental impact of global central bank monetary policy eventually leads to diminished liquidity and a likely greater dispersion among stock returns.

We know that you have many choices when it comes to the management of your financial assets. On behalf of everyone at TCW, I would like to thank you for making the TCW Funds part of your long-term investment plan. We truly value our relationship with you. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

2

TCW Funds, Inc.

Performance Summary (Unaudited)

		Six Months Return as of April 30, 2019	Total Return Annualized as of April 30, 2019 (1)
	NAV		1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Artificial Intelligence Equity Fund
I Class	$12.95	15.83%	13.90	N/A	N/A	16.83%		08/31/17
N Class	$12.94	15.85%	13.81	N/A	N/A	16.78%		08/31/17
TCW Conservative Allocation Fund
I Class	$11.69	6.80%	5.72%	4.67%	7.09%	5.15%		11/16/06
N Class	$11.71	6.69%	5.43%	4.19%	6.75%	4.88%		11/16/06
TCW Global Real Estate Fund
I Class	$10.10	10.56%	8.17%	N/A	N/A	3.05%		11/28/14
N Class	$10.10	10.48%	8.01%	N/A	N/A	3.01%		11/28/14
TCW New America Premier Equities Fund
I Class	$19.04	18.68%	22.84%	N/A	N/A	24.56%		01/29/16
N Class	$19.03	18.62%	22.77%	N/A	N/A	24.54%		01/29/16
TCW Relative Value Dividend Appreciation Fund
I Class	$17.58	7.94%	0.96%	5.96%	13.11%	6.97%		10/29/04
N Class	$17.90	7.80%	0.67%	5.70%	12.82%	8.94	% (2)	09/19/86	(3)
TCW Relative Value Large Cap Fund
I Class	$18.52	7.21%	0.27%	5.98%	12.60%	7.30%		12/31/03
N Class	$18.47	7.11%	0.06%	5.72%	12.36%	6.24	% (2)	12/31/97	(3)
TCW Relative Value Mid Cap Fund
I Class	$21.42	4.94%	(5.99)%	5.02%	12.29%	10.01	% (4)	11/01/96	(3)
N Class	$20.81	4.93%	(6.09)%	4.83%	12.02%	7.58%		10/31/00
TCW Select Equities Fund
I Class	$27.41	17.99%	20.16%	14.60%	15.84%	10.59	% (4)	07/01/91	(3)
N Class	$24.41	17.87%	19.86%	14.32%	15.52%	7.06%		02/26/99

(1)	Past performance is not indicative of future performance.
(2)	Performance data includes the performance of the predecessor SG Cowen Fund. The predecessor SG Cowen Fund was an investment company registered under the 1940 Act.
(3)	Inception date of the predecessor entity.
(4)

Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the 1940 Act and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

3

TCW Artificial Intelligence Equity Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

COMMON STOCK — 94.0% of Net Assets

Application Software — 24.3%

Adobe, Inc. (1)	314	$90,825

Alteryx, Inc. (1)	299	26,503

Anaplan, Inc. (1)	652	25,669

Autodesk, Inc. (1)	622	110,847

Ceridian HCM Holding, Inc. (1)	140	7,441

Domo, Inc. — Class B (1)	436	16,703

Elastic NV (Netherlands) (1)	248	21,217

Pagerduty, Inc. (1)	90	4,221

Salesforce.com, Inc. (1)	638	105,493

Smartsheet, Inc. (1)	472	19,980

Splunk, Inc. (1)	756	104,358

Trade Desk, Inc. (The) (1)	342	75,746

Workday, Inc. (1)	394	81,018

		690,021

Auto Parts & Equipment — 1.7%

Aptiv PLC	554	47,478

Automobile Manufacturers — 1.0%

Tesla Inc. (1)	124	29,597

Data Processing & Outsourced Services — 5.7%

Mastercard, Inc.	223	56,696

Square, Inc. (1)	633	46,095

Visa, Inc.	354	58,208

		160,999

Health Care Equipment — 2.8%

IDEXX Laboratories, Inc. (1)	186	43,152

Intuitive Surgical, Inc. (1)	70	35,744

		78,896

Health Care Supplies — 1.4%

Align Technology, Inc. (1)	125	40,585

Home Entertainment Software — 2.0%

Activision Blizzard, Inc.	640	30,854

Electronic Arts, Inc. (1)	277	26,218

		57,072

Internet Retail — 7.0%

Amazon.com, Inc. (1)	57	109,812

Netflix, Inc. (1)	239	88,559

		198,371

Internet Services & Infrastructure — 11.3%

Alibaba Group Holding, Ltd. (SP ADR) (China) (1)	339	62,908

Alphabet, Inc. (1)	78	93,519

Facebook, Inc. (1)	419	81,035

Issues	Shares	Value

Internet Services & Infrastructure (Continued)

Tencent Holdings, Ltd. (SP ADR) (China)	1,242	$61,156

Twilio, Inc. (1)	163	22,354

		320,972

IT Consulting & Other Services — 4.0%

Accenture PLC	243	44,389

EPAM Systems, Inc. (1)	385	69,053

		113,442

Life Sciences Tools & Services — 2.0%

Illumina, Inc. (1)	182	56,784

Semiconductor Equipment — 6.9%

Analog Devices, Inc.	235	27,317

ASML Holding NV (Netherlands)	367	76,637

Lam Research Corp.	342	70,941

Xilinx, Inc.	166	19,943

		194,838

Semiconductors — 10.7%

Broadcom, Inc.	184	58,585

Intel Corp.	990	50,529

Micron Technology, Inc. (1)	1,579	66,413

NVIDIA Corp.	330	59,730

QUALCOMM, Inc.	797	68,646

		303,903

Specialized REITs — 3.9%

American Tower Corp.	347	67,769

Equinix, Inc.	96	43,651

		111,420

Systems Software — 8.3%

Microsoft Corp.	856	111,794

ServiceNow, Inc. (1)	459	124,623

		236,417

Technology Hardware, Storage & Peripherals — 1.0%

Western Digital Corp.	581	29,701

Trucking — 0.0%

Lyft, Inc. (1)	19	1,136

Total Common Stock

(Cost: $2,225,141)		2,671,632

See accompanying notes to financial statements.

4

TCW Artificial Intelligence Equity Fund

April 30, 2019

Issues	Shares	Value

Money Market Investments — 5.0%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.37% (2)	142,204	$142,204

Total Money Market Investments

(Cost: $142,204)		142,204

Total Investments (99.0%)

(Cost: $2,367,345)		2,813,836

Excess Of Other Assets Over Liabilities (1.0%)		28,710

Net Assets (100.0%)		$2,842,546

Notes to the Schedule of Investments

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2019.
REIT -	Real Estate Investment Trust.
SP ADR -	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.

See accompanying notes to financial statements.

5

TCW Artificial Intelligence Equity Fund

Investments by Sector (Unaudited)

Sector	Percentage of Net Assets
Application Software	24.3%
Auto Parts & Equipment	1.7
Automobile Manufacturers	1.0
Data Processing & Outsourced Services	5.7
Health Care Equipment	2.8
Health Care Supplies	1.4
Home Entertainment Software	2.0
Internet Retail	7.0
Internet Services & Infrastructure	11.3
IT Consulting & Other Services	4.0
Life Sciences Tools & Services	2.0
Semiconductor Equipment	6.9
Semiconductors	10.7
Specialized REITs	3.9
Systems Software	8.3
Technology Hardware, Storage & Peripherals	1.0
Trucking	0.0 *
Money Market Investments	5.0

Total	99.0%

*	Amount rounds to less than 0.1%.

See accompanying notes to financial statements.

6

TCW Artificial Intelligence Equity Fund

Fair Valuation Summary (Unaudited)	April 30, 2019

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Application Software	$690,021	$—	$—	$690,021
Auto Parts & Equipment	47,478	—	—	47,478
Automobile Manufacturers	29,597	—	—	29,597
Data Processing & Outsourced Services	160,999	—	—	160,999
Health Care Equipment	78,896	—	—	78,896
Health Care Supplies	40,585	—	—	40,585
Home Entertainment Software	57,072	—	—	57,072
Internet Retail	198,371	—	—	198,371
Internet Services & Infrastructure	320,972	—	—	320,972
IT Consulting & Other Services	113,442	—	—	113,442
Life Sciences Tools & Services	56,784	—	—	56,784
Semiconductor Equipment	194,838	—	—	194,838
Semiconductors	303,903	—	—	303,903
Specialized REITs	111,420	—	—	111,420
Systems Software	236,417	—	—	236,417
Technology Hardware, Storage & Peripherals	29,701	—	—	29,701
Trucking	1,136	—	—	1,136

Total Common Stock	2,671,632	—	—	2,671,632

Money Market Investments	142,204	—	—	142,204

Total Investments	$2,813,836	$—	$—	$2,813,836

See accompanying notes to financial statements.

7

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

EXCHANGE-TRADED FUNDS — 2.5% of Net Assets

iShares MSCI EAFE Index Fund	11,160	$745,042

Total Exchange-traded Funds

(Cost: $725,446)		745,042

INVESTMENT COMPANIES — 94.1%

Diversified Equity Funds — 36.2%

TCW Global Real Estate Fund — I Class (1)	145,366	1,468,193

TCW New America Premier Equities Fund — I Class (1)	165,622	3,153,450

TCW Relative Value Large Cap Fund — I Class (1)	156,124	2,892,973

TCW Relative Value Mid Cap Fund — I Class (1)	14,888	318,898

TCW Select Equities Fund — I Class (1)	102,325	2,804,730

		10,638,244

Diversified Fixed Income Funds — 57.9%

Metropolitan West Low Duration Bond Fund — I Class (1)	409,553	3,559,015

Metropolitan West Total Return Bond Fund — I Class (1)	296,201	3,145,650

Issues	Shares	Value

Diversified Fixed Income Funds (Continued)

Metropolitan West Unconstrained Bond Fund — I Class (1)	466,436	$5,513,278

TCW Global Bond Fund — I Class (1)	74,549	731,330

TCW Total Return Bond Fund — I Class (1)	415,081	4,051,191

		17,000,464

Total Investment Companies

(Cost: $25,461,713)		27,638,708

MONEY MARKET INVESTMENTS — 4.6%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.37% (2)	184,968	184,968

Fidelity Institutional Government Portfolio — Select Class, 2.26% (2)	1,175,752	1,175,752

Total Money Market Investments

(Cost: $1,360,720)		1,360,720

Total Investments (101.2%)

(Cost: $27,547,879)		29,744,470

Liabilities In Excess Of Other Assets (-1.2%)		(352,700)

Net Assets (100.0%)		$29,391,770

Notes to the Schedule of Investments

(1)	Affiliated issuer.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2019.

See accompanying notes to financial statements.

8

TCW Conservative Allocation Fund

April 30, 2019

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended April 30, 2019 is as follows:

Name of Affiliated Fund	Value at October 31, 2018 (In Thousands)	Purchases at Cost (In Thousands)	Proceeds from Sales (In Thousands)	Number of Shares Held April 30, 2019	Value at April 30, 2019 (In Thousands)	Dividends and Interest Income Received (In Thousands)	Distributions Received from Net Realized Gain (In thousands)	Net Realized Gain/(Loss) on Investments (In thousands)	Net change in Unrealized Gain/(Loss) on Investments (In thousands)
Metropolitan West Low Duration Bond Fund—I Class
	$3,515	$48	$56	409,553	$3,559	$48	$—	$(1)	$54
Metropolitan West Total Return Bond Fund—I Class
	$3,594	$56	$648	296,201	3,146	56	—	(15)	159
Metropolitan West Unconstrained Bond Fund—I Class
	$5,432	$108	$87	466,436	5,513	108	—	(1)	62
TCW Global Bond Fund—I Class
	$708	$6	$11	74,549	731	6	—	(1)	28
TCW Global Real Estate Fund—I Class
	$—	$1,444	$—	145,366	1,468	7	—	—	25
TCW New America Premier Equities Fund—I Class
	$2,832	$37	$187	165,622	3,154	2	35	32	440
TCW Relative Value Large Cap Fund—I Class
	$3,299	$377	$624	156,124	2,893	51	326	(168)	9
TCW Relative Value Mid Cap Fund—I Class
	$731	$57	$441	14,888	319	5	52	(111)	83
TCW Select Equities Fund—I Class
	$2,687	$355	$328	102,325	2,805	—	355	(65)	155
TCW Total Return Bond Fund—I Class
	$3,336	$667	$55	415,081	4,051	67	—	(1)	104

Total					$27,639	$350	$768	$(331)	$1,119

See accompanying notes to financial statements.

9

TCW Conservative Allocation Fund

Investments by Sector (Unaudited)	April 30, 2019

Sector	Percentage of Net Assets
Diversified Fixed Income Funds	57.9%
Diversified Equity Funds	36.2
Money Market Investments	4.6
Exchange-Traded Funds	2.5

Total	101.2%

See accompanying notes to financial statements.

10

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	April 30, 2019

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$745,042	$—	$—	$745,042
Investment Companies	27,638,708	—	—	27,638,708
Money Market Investments	1,360,720	—	—	1,360,720

Total Investments	$29,744,470	$—	$—	$29,744,470

See accompanying notes to financial statements.

11

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

COMMON STOCK — 93.3% of Net Assets

Australia — 6.9%

Goodman Group	31,815	$295,595

Mirvac Group	60,000	119,926

Total Australia

(Cost: $364,993)		415,521

Canada — 2.0% (Cost: $121,140)

Summit Industrial Income REIT	14,000	123,432

China — 4.7% (Cost: $216,523)

Link REIT (The)	24,332	284,272

France — 1.7% (Cost: $104,014)

Klepierre	2,827	100,374

Germany — 4.0% (Cost: $200,281)

Deutsche Wohnen SE	5,356	241,070

Japan — 9.7%

Ichigo Office REIT Investment	307	282,812

Mitsui Fudosan Co., Ltd.	7,300	169,113

Nippon Prologis REIT, Inc.	63	135,315

Total Japan

(Cost: $539,578)		587,240

United Kingdom — 2.8% (Cost: $140,024)

Segro PLC	18,743	166,029

United States — 61.5%

Alexandria Real Estate Equities, Inc.	1,284	182,829

American Homes 4 Rent	6,616	158,652

American Tower Corp.	1,250	244,125

Braemar Hotels & Resorts, Inc.	10,023	139,320

DR Horton, Inc.	4,432	196,382

Issues	Shares	Value

United States (Continued)

Equinix, Inc.	1,099	$499,715

Hilton Grand Vacations, Inc. (1)	5,738	183,845

Hudson Pacific Properties, Inc.	6,934	241,719

Industrial Logistics Properties Trust	6,919	137,342

Invitation Homes, Inc.	3,724	92,579

JBG SMITH Properties	3,884	165,264

Kennedy-Wilson Holdings, Inc.	5,751	123,877

LGI Homes, Inc.(1)	1,803	124,966

Mid-America Apartment Communities, Inc.	1,119	122,430

NexPoint Residential Trust, Inc.	3,964	148,610

Prologis, Inc.	1,815	139,156

SBA Communications Corp.(1)	800	162,984

Simon Property Group, Inc.	1,212	210,524

Sun Communities, Inc.	1,735	213,544

Terreno Realty Corp.	2,163	96,578

Welltower, Inc.	1,546	115,224

Total United States

(Cost: $3,365,589)		3,699,665

Total Common Stock

(Cost: $5,052,142)		5,617,603

MONEY MARKET INVESTMENTS — 5.6%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.37% (2)	336,227	336,227

Total Money Market Investments

(Cost: $336,227)		336,227

Total Investments (98.9%)

(Cost: $5,388,369)		5,953,830

Excess Of Other Assets Over Liabilities (1.1%)		64,627

Net Assets (100.0%)		$6,018,457

Notes to the Schedule of Investments

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2019.
OTC -	Over the Counter.
REIT -	Real Estate Investment Trust.

See accompanying notes to financial statements.

12

TCW Global Real Estate Fund

Investments by Sector (Unaudited)	April 30, 2019

Sector	Percentage of Net Assets
Diversified REITs	4.3%
Diversified Real Estate Activities	2.8
Health Care REITs	1.9
Homebuilding	5.4
Hotel & Resort REITs	2.3
Hotels, Resorts & Cruise Lines	3.1
Industrial REITs	15.8
Office REITs	14.4
Real Estate Operating Companies	6.1
Residential REITs	12.2
Retail REITs	9.9
Specialized REITs	15.1
Money Market Investments	5.6

Total	98.9%

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Diversified REITs	$137,342	$119,926	$—	$257,268
Diversified Real Estate Activities	—	169,113	—	169,113
Health Care REITs	115,224	—	—	115,224
Homebuilding	321,348	—	—	321,348
Hotel & Resort REITs	139,320	—	—	139,320
Hotels, Resorts & Cruise Lines	183,845	—	—	183,845
Industrial REITs	359,166	596,939	—	956,105
Office REITs	872,624	—	—	872,624
Real Estate Operating Companies	123,877	241,070	—	364,947
Residential REITs	735,815	—	—	735,815
Retail REITs	210,524	384,646	—	595,170
Specialized REITs	906,824	—	—	906,824

Total Common Stock	4,105,909	1,511,694	—	5,617,603

Money Market Investments	336,227	—	—	336,227

Total Investments	$4,442,136	$1,511,694	$—	$5,953,830

See accompanying notes to financial statements.

13

TCW New America Premier Equities Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

COMMON STOCK — 88.6% of Net Assets

Aerospace & Defense — 5.8%

HEICO Corp.	18,855	$1,989,769

TransDigm Group, Inc. (1)	5,738	2,768,700

		4,758,469

Application Software — 17.8%

Constellation Software, Inc.	10,696	9,398,915

Fair Isaac Corp. (1)	2,745	767,914

Trade Desk, Inc. (The) (1)	12,379	2,741,701

Ultimate Software Group, Inc. (The) (1)	4,719	1,560,337

		14,468,867

Communications Equipment — 2.8%

Motorola Solutions, Inc.	15,886	2,302,039

Data Processing & Outsourced Services — 8.2%

EVO Payments, Inc. (1)	8,625	256,249

Fiserv, Inc. (1)	19,819	1,729,010

Mastercard, Inc.	5,739	1,459,083

Visa, Inc.	19,835	3,261,469

		6,705,811

Environmental & Facilities Services — 3.6%

Waste Connections, Inc. (Canada)	31,431	2,915,854

Financial Exchanges & Data — 1.2%

S&P Global, Inc.	4,284	945,308

Health Care Equipment — 6.3%

Baxter International, Inc.	40,689	3,104,571

Danaher Corp.	15,053	1,993,619

		5,098,190

Household Products — 1.0%

Church & Dwight Co., Inc.	10,624	796,269

Industrial Conglomerates — 5.3%

Honeywell International, Inc.	6,811	1,182,594

Roper Technologies, Inc.	8,704	3,130,829

		4,313,423

Industrial Gases — 3.9%

Air Products & Chemicals, Inc.	7,830	1,611,335

Linde PLC (Canada)	8,772	1,581,241

		3,192,576

Industrial Machinery — 3.4%

IDEX Corp.	17,408	2,727,137

Life Sciences Tools & Services — 4.5%

Agilent Technologies, Inc.	25,636	2,012,426

Thermo Fisher Scientific, Inc.	5,952	1,651,382

		3,663,808

Multi-Sector Holdings — 2.7%

Berkshire Hathaway, Inc. — Class B (1)	8,386	1,817,330

Issues	Shares	Value

Multi-Sector Holdings (Continued)

GS Acquisition Holdings Corp. (1)	32,400	$340,848

		2,158,178

Research & Consulting Services — 5.1%

IHS Markit, Ltd. (1)	24,993	1,431,099

TransUnion	38,754	2,699,216

		4,130,315

Semiconductor Equipment — 2.0%

Versum Materials, Inc.	31,816	1,660,159

Semiconductors — 5.9%

Broadcom, Inc.	9,139	2,909,857

Mellanox Technologies, Ltd. (Israel) (1)	15,826	1,903,868

		4,813,725

Specialty Stores — 0.2%

National Vision Holdings, Inc. (1)	4,924	132,948

Systems Software — 8.9%

Microsoft Corp.	41,502	5,420,161

Red Hat, Inc. (1)	9,965	1,818,912

		7,239,073

Total Common Stock

(Cost: $58,000,209)		72,022,149

CONVERTIBLE PREFERRED STOCK — 1.2%

Health Care Equipment — 1.2%

Danaher Corp.	910	958,685

Total Convertible Preferred Stock

(Cost: $917,920)		958,685

EXCHANGE-TRADED FUNDS — 4.7%

SPDR S&P 500 ETF Trust	13,069	3,842,548

Total Exchange-traded Funds

(Cost: $3,602,303)		3,842,548

MONEY MARKET INVESTMENTS — 4.4%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.37% (2)	3,527,557	3,527,557

Total Money Market Investments

(Cost: $3,527,557)		3,527,557

Total Investments (98.9%)

(Cost: $66,047,989)		80,350,939

Excess Of Other Assets Over Liabilities (1.1%)		918,469

Net Assets (100.0%)		$81,269,408

Notes to the Schedule of Investments

ETF	Exchange Traded Fund.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2019.

See accompanying notes to financial statements.

14

TCW New America Premier Equities Fund

Investments by Sector (Unaudited)	April 30, 2019

Sector	Percentage of Net Assets
Aerospace & Defense	5.8%
Application Software	17.8
Communications Equipment	2.8
Data Processing & Outsourced Services	8.2
Diversified Financial Services	4.7
Environmental & Facilities Services	3.6
Financial Exchanges & Data	1.2
Health Care Equipment	7.5
Household Products	1.0
Industrial Conglomerates	5.3
Industrial Gases	3.9
Industrial Machinery	3.4
Life Sciences Tools & Services	4.5
Multi-Sector Holdings	2.7
Research & Consulting Services	5.1
Semiconductor Equipment	2.0
Semiconductors	5.9
Specialty Stores	0.2
Systems Software	8.9
Money Market Investments	4.4

Total	98.9%

See accompanying notes to financial statements.

15

TCW New America Premier Equities Fund

Fair Valuation Summary (Unaudited)	April 30, 2019

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$4,758,469	$—	$—	$4,758,469
Application Software	14,468,867	—	—	14,468,867
Communications Equipment	2,302,039	—	—	2,302,039
Data Processing & Outsourced Services	6,705,811	—	—	6,705,811
Environmental & Facilities Services	2,915,854	—	—	2,915,854
Financial Exchanges & Data	945,308	—	—	945,308
Health Care Equipment	5,098,190	—	—	5,098,190
Household Products	796,269	—	—	796,269
Industrial Conglomerates	4,313,423	—	—	4,313,423
Industrial Gases	3,192,576	—	—	3,192,576
Industrial Machinery	2,727,137	—	—	2,727,137
Life Sciences Tools & Services	3,663,808	—	—	3,663,808
Multi-Sector Holdings	2,158,178	—	—	2,158,178
Research & Consulting Services	4,130,315	—	—	4,130,315
Semiconductor Equipment	1,660,159	—	—	1,660,159
Semiconductors	4,813,725	—	—	4,813,725
Specialty Stores	132,948	—	—	132,948
Systems Software	7,239,073	—	—	7,239,073

Total Common Stock	72,022,149	—	—	72,022,149

Convertible Preferred Stock
Health Care Equipment	958,685	—	—	958,685

Exchange-Traded Funds	3,842,548	—	—	3,842,548

Money Market Investments	3,527,557	—	—	3,527,557

Total Investments	$80,350,939	$—	$—	$80,350,939

See accompanying notes to financial statements.

16

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	April 30, 2019

Issues	Shares	Value

COMMON STOCK — 98.7% of Net Assets

Aerospace & Defense — 2.5%

Textron, Inc.	159,506	$8,453,818

Air Freight & Logistics — 2.1%

United Parcel Service, Inc. — Class B	66,900	7,106,118

Auto Components — 2.9%

Johnson Controls International PLC (Ireland)	263,189	9,869,587

Banks — 11.3%

Citigroup, Inc.	179,304	12,676,793

JPMorgan Chase & Co.	130,786	15,177,715

PacWest Bancorp	74,800	2,958,340

Zions Bancorp	153,970	7,595,340

		38,408,188

Beverages — 2.8%

PepsiCo, Inc.	74,373	9,523,463

Biotechnology — 3.4%

Gilead Sciences, Inc.	180,365	11,730,940

Capital Markets — 6.1%

Intercontinental Exchange, Inc.	156,070	12,696,294

State Street Corp.	117,619	7,958,102

		20,654,396

Chemicals — 2.0%

DowDuPont, Inc.	174,211	6,698,413

Communications Equipment — 4.0%

Cisco Systems, Inc.	240,287	13,444,058

Diversified Telecommunication Services — 2.8%

AT&T, Inc.	306,132	9,477,847

Electrical Equipment — 1.8%

nVent Electric PLC	225,282	6,296,632

Electronic Equipment, Instruments & Components — 2.6%

Corning, Inc.	277,084	8,825,125

Energy Equipment & Services — 4.1%

Baker Hughes, a GE Co.	305,685	7,342,554

Schlumberger, Ltd.	153,356	6,545,234

		13,887,788

Health Care Equipment & Supplies — 2.1%

Alcon, Inc. (Switzerland)(1)	13,260	771,732

Medtronic PLC (Ireland)	71,428	6,343,521

		7,115,253

Household Durables — 2.4%

Lennar Corp.	154,982	8,063,713

Issues	Shares	Value

Household Durables (Continued)

Lennar Corp. — Class B	3,511	$146,479

		8,210,192

Household Products — 2.3%

Procter & Gamble Co. (The)	73,142	7,788,160

Independent Power and Renewable Electricity Producers — 3.3%

AES Corp. (The)	651,965	11,161,641

Industrial Conglomerates — 4.1%

General Electric Co.	568,655	5,783,221

Koninklijke Philips Electronics NV (NYRS) (Netherlands)	193,467	8,319,081

		14,102,302

Insurance — 4.0%

American International Group, Inc.	56,600	2,692,462

MetLife, Inc.	238,778	11,014,829

		13,707,291

IT Services — 1.7%

International Business Machines Corp.	40,786	5,721,052

Media — 2.8%

Comcast Corp.	220,194	9,585,045

Metals & Mining — 1.5%

Freeport-McMoRan, Inc.	401,700	4,944,927

Multi-Utilities — 0.7%

Sempra Energy	17,608	2,252,944

Multiline Retail — 1.3%

Target Corp.	58,100	4,498,102

Oil, Gas & Consumable Fuels — 8.1%

Chevron Corp.	128,225	15,394,693

Marathon Petroleum Corp.	33,200	2,020,884

Royal Dutch Shell PLC (SP ADR) (United Kingdom)	160,820	10,216,895

		27,632,472

Pharmaceuticals — 4.9%

Merck & Co., Inc.	117,798	9,271,881

Novartis AG (SP ADR) (Switzerland)	89,300	7,343,139

		16,615,020

Real Estate Management & Development — 0.6%

Jones Lang LaSalle, Inc.	13,541	2,093,032

REIT — 0.5%

Cousins Properties, Inc.	179,600	1,718,772

See accompanying notes to financial statements.

17

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

Semiconductors & Semiconductor Equipment — 6.9%

Cypress Semiconductor Corp.	759,814	$13,053,604

Maxim Integrated Products, Inc.	176,148	10,568,880

		23,622,484

Technology Hardware, Storage & Peripherals — 1.0%

Seagate Technology PLC (Netherlands)	71,038	3,432,556

Textiles, Apparel & Luxury Goods — 2.1%

Tapestry, Inc.	218,821	7,061,353

Total Common Stock

(Cost: $262,136,464)		335,638,971

MONEY MARKET INVESTMENTS — 1.1%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.37% (2)	3,824,681	3,824,681

Total Money Market Investments
(Cost: $3,824,680)		3,824,681

Total Investments (99.8%)

(Cost: $265,961,144)		339,463,652

Excess Of Other Assets Over Liabilities (0.2%)		843,069

Net Assets (100.0%)		$340,306,721

Notes to the Schedule of Investments

NYRS	New York Registry Shares.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2019.

See accompanying notes to financial statements.

18

TCW Relative Value Dividend Appreciation Fund

Investments by Sector (Unaudited)	April 30, 2019

Sector	Percentage of Net Assets
Aerospace & Defense	2.5%
Air Freight & Logistics	2.1
Auto Components	2.9
Banks	11.3
Beverages	2.8
Biotechnology	3.4
Capital Markets	6.1
Chemicals	2.0
Communications Equipment	4.0
Diversified Telecommunication Services	2.8
Electrical Equipment	1.8
Electronic Equipment, Instruments & Components	2.6
Energy Equipment & Services	4.1
Health Care Equipment & Supplies	2.1
Household Durables	2.4
Household Products	2.3
Independent Power and Renewable Electricity Producers	3.3
Industrial Conglomerates	4.1
Insurance	4.0
IT Services	1.7
Media	2.8
Metals & Mining	1.5
Multi-Utilities	0.7
Multiline Retail	1.3
Oil, Gas & Consumable Fuels	8.1
Pharmaceuticals	4.9
Real Estate Management & Development	0.6
REIT	0.5
Semiconductors & Semiconductor Equipment	6.9
Technology Hardware, Storage & Peripherals	1.0
Textiles, Apparel & Luxury Goods	2.1
Money Market Investments	1.1

Total	99.8%

See accompanying notes to financial statements.

19

TCW Relative Value Dividend Appreciation Fund

Fair Valuation Summary (Unaudited)	April 30, 2019

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$8,453,818	$—	$—	$8,453,818
Air Freight & Logistics	7,106,118	—	—	7,106,118
Auto Components	9,869,587	—	—	9,869,587
Banks	38,408,188	—	—	38,408,188
Beverages	9,523,463	—	—	9,523,463
Biotechnology	11,730,940	—	—	11,730,940
Capital Markets	20,654,396	—	—	20,654,396
Chemicals	6,698,413	—	—	6,698,413
Communications Equipment	13,444,058	—	—	13,444,058
Diversified Telecommunication Services	9,477,847	—	—	9,477,847
Electrical Equipment	6,296,632	—	—	6,296,632
Electronic Equipment, Instruments & Components	8,825,125	—	—	8,825,125
Energy Equipment & Services	13,887,788	—	—	13,887,788
Health Care Equipment & Supplies	7,115,253	—	—	7,115,253
Household Durables	8,210,192	—	—	8,210,192
Household Products	7,788,160	—	—	7,788,160
Independent Power and Renewable Electricity Producers	11,161,641	—	—	11,161,641
Industrial Conglomerates	14,102,302	—	—	14,102,302
Insurance	13,707,291	—	—	13,707,291
IT Services	5,721,052	—	—	5,721,052
Media	9,585,045	—	—	9,585,045
Metals & Mining	4,944,927	—	—	4,944,927
Multi-Utilities	2,252,944	—	—	2,252,944
Multiline Retail	4,498,102	—	—	4,498,102
Oil, Gas & Consumable Fuels	27,632,472	—	—	27,632,472
Pharmaceuticals	16,615,020	—	—	16,615,020
Real Estate Management & Development	2,093,032	—	—	2,093,032
REIT	1,718,772	—	—	1,718,772
Semiconductors & Semiconductor Equipment	23,622,484	—	—	23,622,484
Technology Hardware, Storage & Peripherals	3,432,556	—	—	3,432,556
Textiles, Apparel & Luxury Goods	7,061,353	—	—	7,061,353

Total Common Stock	335,638,971	—	—	335,638,971

Money Market Investments	3,824,681	—	—	3,824,681

Total Investments	$339,463,652	$—	$—	$339,463,652

See accompanying notes to financial statements.

20

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	April 30, 2019

Issues	Shares	Value

COMMON STOCK — 99.8% of Net Assets

Aerospace & Defense — 3.7%

Textron, Inc.	147,510	$7,818,030

Air Freight & Logistics — 2.0%

United Parcel Service, Inc. — Class B	41,040	4,359,269

Auto Components — 4.2%

Dana, Inc.	189,002	3,685,539

Johnson Controls International PLC (Ireland)	140,868	5,282,550

		8,968,089

Banks — 10.9%

Citigroup, Inc.	117,100	8,278,970

JPMorgan Chase & Co.	82,358	9,557,646

Zions Bancorp	105,600	5,209,248

		23,045,864

Beverages — 2.4%

PepsiCo, Inc.	39,800	5,096,390

Biotechnology — 2.5%

Gilead Sciences, Inc.	81,029	5,270,126

Capital Markets — 4.9%

Intercontinental Exchange, Inc.	89,905	7,313,772

State Street Corp.	47,200	3,193,552

		10,507,324

Chemicals — 1.5%

DowDuPont, Inc.	83,086	3,194,657

Communications Equipment — 4.4%

Cisco Systems, Inc.	165,862	9,279,979

Construction & Engineering — 1.3%

Fluor Corp.	70,651	2,806,964

Diversified Telecommunication Services — 2.5%

AT&T, Inc.	168,497	5,216,667

Electrical Equipment — 1.5%

nVent Electric PLC	111,667	3,121,093

Electronic Equipment, Instruments & Components — 3.2%

Corning, Inc.	215,826	6,874,058

Energy Equipment & Services — 3.7%

Baker Hughes, a GE Co.	207,010	4,972,380

TechnipFMC PLC (United Kingdom)	116,900	2,874,571

		7,846,951

Food Products — 1.0%

Conagra Brands, Inc.	67,720	2,084,422

Health Care Equipment & Supplies — 1.8%

Medtronic PLC (Ireland)	42,154	3,743,697

Issues	Shares	Value

Health Care Providers & Services — 3.6%

Centene Corp. (1)	54,678	$2,819,198

Molina Healthcare, Inc. (1)	37,002	4,796,569

		7,615,767

Household Durables — 2.8%

Lennar Corp.	108,263	5,632,924

Lennar Corp. — Class B	5,357	223,494

		5,856,418

Household Products — 2.2%

Procter & Gamble Co. (The)	43,892	4,673,620

Independent Power and Renewable Electricity Producers — 2.6%

AES Corp. (The)	324,900	5,562,288

Industrial Conglomerates — 1.6%

General Electric Co.	338,636	3,443,928

Insurance — 4.8%

American International Group, Inc.	59,000	2,806,630

Hartford Financial Services Group, Inc.	65,084	3,404,544

MetLife, Inc.	88,400	4,077,892

		10,289,066

IT Services — 1.7%

International Business Machines Corp.	25,716	3,607,183

Machinery — 1.6%

Terex Corp.	103,730	3,457,321

Media — 5.5%

Comcast Corp.	191,610	8,340,783

Discovery, Inc. (1)	108,300	3,346,470

		11,687,253

Metals & Mining — 2.4%

Freeport-McMoRan, Inc.	409,859	5,045,364

Multi-Utilities — 0.9%

Sempra Energy	14,381	1,840,049

Multiline Retail — 0.9%

Target Corp.	23,800	1,842,596

Oil, Gas & Consumable Fuels — 5.1%

Chevron Corp.	57,400	6,891,444

Marathon Petroleum Corp.	63,444	3,861,836

		10,753,280

Pharmaceuticals — 4.7%

Allergan PLC (Ireland)	20,448	3,005,856

Amneal Pharmaceuticals, Inc. (1)	191,800	2,468,466

Merck & Co., Inc.	56,548	4,450,893

		9,925,215

See accompanying notes to financial statements.

21

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

Real Estate Management & Development — 1.8%

Jones Lang LaSalle, Inc.	24,844	$3,840,137

Semiconductors & Semiconductor Equipment — 3.8%

Cypress Semiconductor Corp.	469,100	8,059,138

Technology Hardware, Storage & Peripherals — 1.1%

Western Digital Corp.	44,240	2,261,549

Textiles, Apparel & Luxury Goods — 1.2%

Tapestry, Inc.	77,210	2,491,567

Total Common Stock

(Cost: $142,489,445)		211,485,319

Total Investments (99.8%)

(Cost: $142,489,445)		211,485,319

Excess Of Other Assets Over Liabilities (0.2%)		472,516

Net Assets (100.0%)		$211,957,835

Notes to the Schedule of Investments

(1)	Non-income producing security.

See accompanying notes to financial statements.

22

TCW Relative Value Large Cap Fund

Investments by Sector (Unaudited)	April 30, 2019

Sector	Percentage of Net Assets
Aerospace & Defense	3.7%
Air Freight & Logistics	2.0
Auto Components	4.2
Banks	10.9
Beverages	2.4
Biotechnology	2.5
Capital Markets	4.9
Chemicals	1.5
Communications Equipment	4.4
Construction & Engineering	1.3
Diversified Telecommunication Services	2.5
Electrical Equipment	1.5
Electronic Equipment, Instruments & Components	3.2
Energy Equipment & Services	3.7
Food Products	1.0
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	3.6
Household Durables	2.8
Household Products	2.2
Independent Power and Renewable Electricity Producers	2.6
Industrial Conglomerates	1.6
Insurance	4.8
IT Services	1.7
Machinery	1.6
Media	5.5
Metals & Mining	2.4
Multi-Utilities	0.9
Multiline Retail	0.9
Oil, Gas & Consumable Fuels	5.1
Pharmaceuticals	4.7
Real Estate Management & Development	1.8
Semiconductors & Semiconductor Equipment	3.8
Technology Hardware, Storage & Peripherals	1.1
Textiles, Apparel & Luxury Goods	1.2

Total	99.8%

See accompanying notes to financial statements.

23

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	April 30, 2019

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$7,818,030	$—	$—	$7,818,030
Air Freight & Logistics	4,359,269	—	—	4,359,269
Auto Components	8,968,089	—	—	8,968,089
Banks	23,045,864	—	—	23,045,864
Beverages	5,096,390	—	—	5,096,390
Biotechnology	5,270,126	—	—	5,270,126
Capital Markets	10,507,324	—	—	10,507,324
Chemicals	3,194,657	—	—	3,194,657
Communications Equipment	9,279,979	—	—	9,279,979
Construction & Engineering	2,806,964	—	—	2,806,964
Diversified Telecommunication Services	5,216,667	—	—	5,216,667
Electrical Equipment	3,121,093	—	—	3,121,093
Electronic Equipment, Instruments & Components	6,874,058	—	—	6,874,058
Energy Equipment & Services	7,846,951	—	—	7,846,951
Food Products	2,084,422	—	—	2,084,422
Health Care Equipment & Supplies	3,743,697	—	—	3,743,697
Health Care Providers & Services	7,615,767	—	—	7,615,767
Household Durables	5,856,418	—	—	5,856,418
Household Products	4,673,620	—	—	4,673,620
Independent Power and Renewable Electricity Producers	5,562,288	—	—	5,562,288
Industrial Conglomerates	3,443,928	—	—	3,443,928
Insurance	10,289,066	—	—	10,289,066
IT Services	3,607,183	—	—	3,607,183
Machinery	3,457,321	—	—	3,457,321
Media	11,687,253	—	—	11,687,253
Metals & Mining	5,045,364	—	—	5,045,364
Multi-Utilities	1,840,049	—	—	1,840,049
Multiline Retail	1,842,596	—	—	1,842,596
Oil, Gas & Consumable Fuels	10,753,280	—	—	10,753,280
Pharmaceuticals	9,925,215	—	—	9,925,215
Real Estate Management & Development	3,840,137	—	—	3,840,137
Semiconductors & Semiconductor Equipment	8,059,138	—	—	8,059,138
Technology Hardware, Storage & Peripherals	2,261,549	—	—	2,261,549
Textiles, Apparel & Luxury Goods	2,491,567	—	—	2,491,567

Total Common Stock	211,485,319	—	—	211,485,319

Total Investments	$211,485,319	$—	$—	$211,485,319

See accompanying notes to financial statements.

24

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	April 30, 2019

Issues	Shares	Value

COMMON STOCK — 99.8% of Net Assets

Aerospace & Defense — 3.0%

Textron, Inc.	48,045	$2,546,385

Auto Components — 1.6%

Aptiv PLC	3,200	274,240

Dana, Inc.	54,647	1,065,617

		1,339,857

Banks — 15.6%

Comerica, Inc.	16,966	1,333,358

KeyCorp	141,942	2,491,082

PacWest Bancorp	17,000	672,350

Popular, Inc.	58,465	3,374,015

Synovus Financial Corp.	50,129	1,847,755

Umpqua Holdings Corp.	90,100	1,564,136

Zions Bancorp	37,410	1,845,435

		13,128,131

Capital Markets — 3.3%

E*TRADE Financial Corp. (1)	23,600	1,195,576

Evercore Partners, Inc.	16,195	1,577,879

		2,773,455

Construction & Engineering — 4.5%

Arcosa, Inc.	25,400	790,702

Fluor Corp.	27,605	1,096,747

Jacobs Engineering Group, Inc.	24,533	1,912,102

		3,799,551

Consumer Finance — 1.7%

Santander Consumer USA Holdings, Inc.	67,900	1,449,665

Diversified Telecommunication Services — 0.3%

Zayo Group Holdings, Inc. (1)	9,400	294,126

Electronic Equipment, Instruments & Components — 0.8%

Flex Ltd. (1)	63,000	695,520

Energy Equipment & Services — 4.0%

Newpark Resources, Inc. (1)	302,372	2,207,316

TechnipFMC PLC (United Kingdom)	46,100	1,133,599

		3,340,915

Entertainment — 1.3%

Viacom, Inc. — Class B	38,600	1,115,926

Food Products — 3.7%

Conagra Brands, Inc.	47,822	1,471,961

Hain Celestial Group, Inc. (The) (1)	34,400	750,608

TreeHouse Foods, Inc. (1)	7,800	522,444

Tyson Foods, Inc.	4,900	367,549

		3,112,562

Issues	Shares	Value

Health Care Equipment & Supplies — 1.6%

Zimmer Biomet Holdings, Inc.	11,129	$1,370,648

Health Care Providers & Services — 6.6%

Acadia Healthcare Co., Inc. (1)	33,200	1,063,064

Centene Corp. (1)	35,092	1,809,344

Magellan Health, Inc. (1)	7,400	518,000

Molina Healthcare, Inc. (1)	16,807	2,178,691

		5,569,099

Household Durables — 8.6%

Beazer Homes USA, Inc. (1)	26,479	351,906

DR Horton, Inc.	24,400	1,081,164

KB Home	70,260	1,820,437

Lennar Corp.	37,800	1,966,734

Lennar Corp. — Class B	734	30,622

Toll Brothers, Inc.	52,828	2,012,747

		7,263,610

Independent Power and Renewable Electricity Producers — 2.9%

AES Corp. (The)	145,200	2,485,824

Insurance — 2.3%

Assured Guaranty, Ltd.	40,102	1,912,865

IT Services — 0.2%

First Data Corp. (1)	7,865	203,389

Machinery — 7.6%

Dover Corp.	16,109	1,579,326

Manitowoc Co., Inc. (The) (1)	112,900	2,016,394

SPX FLOW, Inc. (1)	27,105	974,154

Terex Corp.	28,898	963,170

Trinity Industries, Inc.	29,700	640,332

Wabtec Corp.	3,400	251,838

		6,425,214

Marine — 3.3%

Kirby Corp. (1)	27,700	2,263,644

Matson, Inc.	13,200	522,852

		2,786,496

Media — 1.5%

Discovery, Inc. (1)	39,800	1,229,820

Metals & Mining — 3.1%

Freeport-McMoRan, Inc.	157,904	1,943,798

Worthington Industries, Inc.	16,840	675,789

		2,619,587

Multi-Utilities — 0.5%

Sempra Energy	2,965	379,372

Oil, Gas & Consumable Fuels — 1.8%

Marathon Petroleum Corp.	24,230	1,474,880

See accompanying notes to financial statements.

25

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

Pharmaceuticals — 1.0%

Amneal Pharmaceuticals, Inc. (1)	67,300	$866,151

Real Estate Management & Development — 3.1%

Jones Lang LaSalle, Inc.	16,978	2,624,289

REIT — 2.8%

Cousins Properties, Inc.	111,900	1,070,883

Mid-America Apartment Communities, Inc.	11,800	1,291,038

		2,361,921

Road & Rail — 1.4%

Genesee & Wyoming, Inc. (1)	13,400	1,187,910

Semiconductors & Semiconductor Equipment — 6.8%

Cypress Semiconductor Corp.	170,300	2,925,754

Maxim Integrated Products, Inc.	46,246	2,774,760

		5,700,514

Software — 1.4%

Nuance Communications, Inc. (1)	71,116	1,196,882

Technology Hardware, Storage & Peripherals — 1.1%

Western Digital Corp.	17,480	893,578

Textiles, Apparel & Luxury Goods — 1.9%

Tapestry, Inc.	48,787	1,574,356

Trading Companies & Distributors — 0.5%

Univar, Inc. (1)	19,300	430,969

Total Common Stock

(Cost: $62,443,589)		84,153,467

MONEY MARKET INVESTMENTS—0.2%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.37% (2)	153,385	153,385

Total Money Market Investments

(Cost: $153,385)		153,385

Total Investments (100.0%)

(Cost: $62,596,974)		84,306,852

Liabilities In Excess Of Other Assets (0.0%)		(17,825)

Net Assets (100.0%)		$84,289,027

Notes to the Schedule of Investments

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2019.

See accompanying notes to financial statements.

26

TCW Relative Value Mid Cap Fund

Investments by Sector (Unaudited)	April 30, 2019

Sector	Percentage of Net Assets
Aerospace & Defense	3.0%
Auto Components	1.6
Banks	15.6
Capital Markets	3.3
Construction & Engineering	4.5
Consumer Finance	1.7
Diversified Telecommunication Services	0.3
Electronic Equipment, Instruments & Components	0.8
Energy Equipment & Services	4.0
Entertainment	1.3
Food Products	3.7
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	6.6
Household Durables	8.6
Independent Power and Renewable Electricity Producers	2.9
Insurance	2.3
IT Services	0.2
Machinery	7.6
Marine	3.3
Media	1.5
Metals & Mining	3.1
Multi-Utilities	0.5
Oil, Gas & Consumable Fuels	1.8
Pharmaceuticals	1.0
Real Estate Management & Development	3.1
REIT	2.8
Road & Rail	1.4
Semiconductors & Semiconductor Equipment	6.8
Software	1.4
Technology Hardware, Storage & Peripherals	1.1
Textiles, Apparel & Luxury Goods	1.9
Trading Companies & Distributors	0.5
Money Market Investments	0.2

Total	100.0%

See accompanying notes to financial statements.

27

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	April 30, 2019

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,546,385	$—	$—	$2,546,385
Auto Components	1,339,857	—	—	1,339,857
Banks	13,128,131	—	—	13,128,131
Capital Markets	2,773,455	—	—	2,773,455
Construction & Engineering	3,799,551	—	—	3,799,551
Consumer Finance	1,449,665	—	—	1,449,665
Diversified Telecommunication Services	294,126	—	—	294,126
Electronic Equipment, Instruments & Components	695,520	—	—	695,520
Energy Equipment & Services	3,340,915	—	—	3,340,915
Entertainment	1,115,926	—	—	1,115,926
Food Products	3,112,562	—	—	3,112,562
Health Care Equipment & Supplies	1,370,648	—	—	1,370,648
Health Care Providers & Services	5,569,099	—	—	5,569,099
Household Durables	7,263,610	—	—	7,263,610
Independent Power and Renewable Electricity Producers	2,485,824	—	—	2,485,824
Insurance	1,912,865	—	—	1,912,865
IT Services	203,389	—	—	203,389
Machinery	6,425,214	—	—	6,425,214
Marine	2,786,496	—	—	2,786,496
Media	1,229,820	—	—	1,229,820
Metals & Mining	2,619,587	—	—	2,619,587
Multi-Utilities	379,372	—	—	379,372
Oil, Gas & Consumable Fuels	1,474,880	—	—	1,474,880
Pharmaceuticals	866,151	—	—	866,151
Real Estate Management & Development	2,624,289	—	—	2,624,289
REIT	2,361,921	—	—	2,361,921
Road & Rail	1,187,910	—	—	1,187,910
Semiconductors & Semiconductor Equipment	5,700,514	—	—	5,700,514
Software	1,196,882	—	—	1,196,882
Technology Hardware, Storage & Peripherals	893,578	—	—	893,578
Textiles, Apparel & Luxury Goods	1,574,356	—	—	1,574,356
Trading Companies & Distributors	430,969	—	—	430,969

Total Common Stock	84,153,467	—	—	84,153,467

Money Market Investments	153,385	—	—	153,385

Total Investments	$84,306,852	$—	$—	$84,306,852

See accompanying notes to financial statements.

28

TCW Select Equities Fund

Schedule of Investments (Unaudited)	April 30, 2019

Issues	Shares	Value

COMMON STOCK — 98.7% of Net Assets

Beverages — 2.2%

Monster Beverage Corp. (1)	351,111	$20,926,216

Biotechnology — 3.1%

Alexion Pharmaceuticals, Inc. (1)	109,772	14,943,261

BioMarin Pharmaceutical, Inc. (1)	167,513	14,327,387

		29,270,648

Capital Markets — 4.1%

Charles Schwab Corp. (The)	489,370	22,403,358

S&P Global, Inc.	76,801	16,946,909

		39,350,267

Commercial Services & Supplies — 2.2%

Waste Connections, Inc. (Canada)	225,645	20,933,087

Equity Real Estate — 2.6%

Equinix, Inc.	53,655	24,396,929

Food & Staples Retailing — 2.4%

Costco Wholesale Corp.	93,829	23,037,834

Health Care Equipment & Supplies — 2.8%

Align Technology, Inc. (1)	81,216	26,369,211

Insurance — 2.6%

Chubb, Ltd. (Switzerland)	169,290	24,580,908

Interactive Media & Services — 10.9%

Alphabet, Inc. — Class C (1)	45,175	53,689,584

Facebook, Inc. (1)	260,677	50,414,932

		104,104,516

Internet & Direct Marketing Retail — 8.7%

Amazon.com, Inc. (1)	33,700	64,923,724

Booking Holdings, Inc. (1)	9,392	17,422,066

		82,345,790

IT Services — 14.1%

Mastercard, Inc.	126,448	32,148,140

PayPal Holdings, Inc. (1)	339,551	38,291,166

Visa, Inc.	389,304	64,013,257

		134,452,563

Issues	Shares	Value

Life Sciences Tools & Services — 2.2%

Illumina, Inc. (1)	67,325	$21,005,400

Machinery — 2.2%

Xylem, Inc.	256,100	21,358,740

Oil, Gas & Consumable Fuels — 0.9%

Concho Resources, Inc. (1)	75,440	8,704,267

Pharmaceuticals — 2.6%

Zoetis, Inc.	245,500	25,001,720

Professional Services — 4.2%

IHS Markit, Ltd. (1)	316,300	18,111,338

TransUnion	311,299	21,681,975

		39,793,313

REIT — 5.1%

American Tower Corp.	246,372	48,116,452

Semiconductors & Semiconductor Equipment — 2.2%

NVIDIA Corp.	115,318	20,872,558

Software — 18.1%

Adobe, Inc. (1)	188,786	54,606,350

Salesforce.com, Inc. (1)	270,033	44,649,957

ServiceNow, Inc. (1)	182,212	49,472,380

Splunk, Inc. (1)	172,476	23,808,587

		172,537,274

Specialty Retail — 5.5%

Home Depot, Inc. (The)	134,549	27,407,631

Ulta Beauty, Inc. (1)	72,595	25,334,203

		52,741,834

Total Common Stock

(Cost: $367,946,415)		939,899,527

MONEY MARKET INVESTMENTS—1.4%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.37% (2)	13,607,928	13,607,928

Total Money Market Investments

(Cost: $13,607,928)		13,607,928

Total Investments (100.1%)

(Cost: $381,554,343)		953,507,455

Liabilities In Excess Of Other Assets (-0.1%)		(791,799)

Net Assets (100.0%)		$952,715,656

Notes to the Schedule of Investments

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2019.
REIT -	Real Estate Investment Trust.

See accompanying notes to financial statements.

29

TCW Select Equities Fund

Investments by Sector (Unaudited)	April 30, 2019

Sector	Percentage of Net Assets
Beverages	2.2%
Biotechnology	3.1
Capital Markets	4.1
Commercial Services & Supplies	2.2
Equity Real Estate	2.6
Food & Staples Retailing	2.4
Health Care Equipment & Supplies	2.8
Insurance	2.6
Interactive Media & Services	10.9
Internet & Direct Marketing Retail	8.7
IT Services	14.1
Life Sciences Tools & Services	2.2
Machinery	2.2
Oil, Gas & Consumable Fuels	0.9
Pharmaceuticals	2.6
Professional Services	4.2
REIT	5.1
Semiconductors & Semiconductor Equipment	2.2
Software	18.1
Specialty Retail	5.5
Money Market Investments	1.4

Total	100.1%

See accompanying notes to financial statements.

30

TCW Select Equities Fund

Fair Valuation Summary (Unaudited)	April 30, 2019

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Beverages	$20,926,216	$—	$—	$20,926,216
Biotechnology	29,270,648	—	—	29,270,648
Capital Markets	39,350,267	—	—	39,350,267
Commercial Services & Supplies	20,933,087	—	—	20,933,087
Equity Real Estate	24,396,929	—	—	24,396,929
Food & Staples Retailing	23,037,834	—	—	23,037,834
Health Care Equipment & Supplies	26,369,211	—	—	26,369,211
Insurance	24,580,908	—	—	24,580,908
Interactive Media & Services	104,104,516	—	—	104,104,516
Internet & Direct Marketing Retail	82,345,790	—	—	82,345,790
IT Services	134,452,563	—	—	134,452,563
Life Sciences Tools & Services	21,005,400	—	—	21,005,400
Machinery	21,358,740	—	—	21,358,740
Oil, Gas & Consumable Fuels	8,704,267	—	—	8,704,267
Pharmaceuticals	25,001,720	—	—	25,001,720
Professional Services	39,793,313	—	—	39,793,313
REIT	48,116,452	—	—	48,116,452
Semiconductors & Semiconductor Equipment	20,872,558	—	—	20,872,558
Software	172,537,274	—	—	172,537,274
Specialty Retail	52,741,834	—	—	52,741,834

Total Common Stock	939,899,527	—	—	939,899,527

Money Market Investments	13,607,928	—	—	13,607,928

Total Investments	$953,507,455	$—	$—	$953,507,455

See accompanying notes to financial statements.

31

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)

	TCW Artificial Intelligence Equity Fund		TCW Conservative Allocation Fund		TCW Global Real Estate Fund		TCW New America Premier Equities Fund
	Dollar Amounts In Thousands (Except Per Share Amounts)
ASSETS
Investments, at Value (1)	$2,813		$2,106		$5,953		$80,351
Investment in Affiliated Issuers, at Value	—		27,639	(2)	—		—
Cash	—		50		—		—
Receivable for Securities Sold	11		590		59		—
Receivable for Fund Shares Sold	4		—	(3)	—		939
Dividends Receivable	2		—	(3)	14		19
Receivable from Investment Advisor	36		7		14		10
Prepaid Expenses	14		20		17		24

Total Assets	2,880		30,412		6,057		81,343

LIABILITIES
Payable for Securities Purchased	—		640		—		—
Payable for Fund Shares Redeemed	—		349		—		1
Accrued Directors’ Fees and Expenses	10		10		10		10
Accrued Management Fees	2		—		4		41
Accrued Distribution Fees	—	(3)	—	(3)	—	(3)	3
Other Accrued Expenses	25		21		25		19

Total Liabilities	37		1,020		39		74

NET ASSETS	$2,843		$29,392		$6,018		$81,269

NET ASSETS CONSIST OF:
Paid-in Capital	$2,423		$26,636		$6,283		$67,471
Accumulated Earnings (Loss)	420		2,756		(265)		13,798

NET ASSETS	$2,843		$29,392		$6,018		$81,269

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$1,938		$28,913		$5,426		$65,646

N Class Share	$905		$479		$592		$15,623

CAPITAL SHARES OUTSTANDING: (4)
I Class Share	149,696		2,472,884		537,041		3,447,171

N Class Share	69,881		40,888		58,598		820,902

NET ASSET VALUE PER SHARE: (5)
I Class Share	$12.95		$11.69		$10.10		$19.04

N Class Share	$12.94		$11.71		$10.10		$19.03

(1)

The identified cost for the TCW Artificial Intelligence Equity Fund, the TCW Conservative Allocation Fund, the TCW Global Real Estate Fund and the TCW New America Premier Equities Fund at April 30, 2019 was $2,367, $2,086, $5,388 and $66,048, respectively.

(2)	The identified cost for investments in affiliated issuers of the TCW Conservative Allocation Fund was $25,462.
(3)	Amount rounds to less than $1.
(4)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(5)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

32

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2019

	TCW Relative Value Dividend Appreciation Fund	TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund	TCW Select Equities Fund
	Dollar Amounts In Thousands (Except Per Share Amounts)
ASSETS
Investments, at Value (1)	$339,464	$211,485	$84,307	$953,507
Receivable for Securities Sold	1,282	38,981	—	—
Receivable for Fund Shares Sold	16	44	53	267
Dividends Receivable	371	273	40	108
Foreign Tax Reclaims Receivable	64	—	—	—
Receivable from Investment Advisor	35	35	7	10
Prepaid Expenses	19	21	15	22

Total Assets	341,251	250,839	84,422	953,914

LIABILITIES
Payable for Securities Purchased	343	272	—	—
Payable for Fund Shares Redeemed	129	35,268	25	332
Disbursements in Excess of Available Cash	—	3,028	—	—
Accrued Directors’ Fees and Expenses	10	10	10	10
Accrued Management Fees	180	143	52	528
Accrued Distribution Fees	56	3	3	31
Other Accrued Expenses	226	157	43	297

Total Liabilities	944	38,881	133	1,198

NET ASSETS	$340,307	$211,958	$84,289	$952,716

NET ASSETS CONSIST OF:
Paid-in Capital	$264,818	$80,958	$62,718	$342,482
Accumulated Earnings (Loss)	75,489	131,000	21,571	610,234

NET ASSETS	$340,307	$211,958	$84,289	$952,716

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$86,871	$199,185	$68,913	$805,141

N Class Share	$253,436	$12,773	$15,376	$147,575

CAPITAL SHARES OUTSTANDING: (2)
I Class Share	4,942,222	10,753,283	3,217,359	29,368,898

N Class Share	14,162,394	691,380	738,913	6,044,851

NET ASSET VALUE PER SHARE: (3)
I Class Share	$17.58	$18.52	$21.42	$27.41

N Class Share	$17.90	$18.47	$20.81	$24.41

(1)

The identified cost for the TCW Relative Value Dividend Appreciation Fund, the TCW Relative Value Large Cap Fund, the TCW Relative Value Mid Cap Fund and the TCW Select Equities Fund at April 30, 2019 was $265,961, $142,489, $62,597 and $381,554, respectively.

(2)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(3)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

33

TCW Funds, Inc.

Statements of Operations (Unaudited)

	TCW Artificial Intelligence Equity Fund		TCW Conservative Allocation Fund		TCW Global Real Estate Fund		TCW New America Premier Equities Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$9	(1)	$23		$67	(1)	$164 (1)
Dividends from Investment in Affiliated Issuers	—		350		—		—
Non-cash Dividend Income	—		—		79		192

Total	9		373		146		356

Expenses:
Management Fees	8		—		17		160
Accounting Services Fees	—	(2)	3		1		2
Administration Fees	4		4		3		5
Transfer Agent Fees:
I Class	49		5		3		11
N Class	4		13		3		5
Custodian Fees	3		1		3		3
Professional Fees	13		8		12		15
Directors’ Fees and Expenses	21		21		21		21
Registration Fees:
I Class	17		9		11		11
N Class	17		9		11		11
Distribution Fees:
N Class	1		1		1		10
Shareholder Reporting Expense	1		1		1		1
Other	3		5		5		4

Total	141		80		92		259

Less Expenses Borne by Investment Advisor:
I Class	95		—		50		30
N Class	36		22		20		21

Net Expenses	10		58		22		208

Net Investment Income (Loss)	(1)		315		124		148

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(12)		—	(2)	(162)		(600)
Investments in Affiliated Issuers	—		(331)		—		—
Realized Gain Received as Distribution from Affiliated Issuers	—		768		—		—
Foreign Currency	—		—		1		(5)
Change in Unrealized Appreciation (Depreciation) on:
Investments	374		48		426		9,668
Investments in Affiliated Issuers	—		1,119		—		—

Net Realized and Unrealized Gain (Loss) on Investments	362		1,604		265		9,063

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$361		$1,919		$389		$9,211

(1)	Net of foreign taxes withheld of $0, $2 and $29 for the TCW Artificial Intelligence Equity Fund, the TCW Global Real Estate Fund and the TCW New America Premier Equities Fund, respectively.
(2)	Amount rounds to less than $1.

See accompanying notes to financial statements.

34

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2019

	TCW Relative Value Dividend Appreciation Fund		TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund		TCW Select Equities Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$6,010	(1)	$4,416	$743	(1)	$2,398	(1)
Non-cash Dividend Income	222		169	—		—

Total	6,232		4,585	743		2,398

Expenses:
Management Fees	1,217		1,091	291		2,946
Accounting Services Fees	33		25	6		45
Administration Fees	20		15	6		27
Transfer Agent Fees:
I Class	28		126	19		317
N Class	201		9	10		68
Custodian Fees	2		2	2		2
Professional Fees	17		16	13		19
Directors’ Fees and Expenses	21		21	21		21
Registration Fees:
I Class	10		12	10		18
N Class	16		11	12		16
Distribution Fees:
N Class	381		15	20		164
Shareholder Reporting Expense	2		2	2		3
Other	46		38	10		71

Total	1,994		1,383	422		3,717

Less Expenses Borne by Investment Advisor:
I Class	12		40	10		—
N Class	175		20	30		61

Net Expenses	1,807		1,323	382		3,656

Net Investment Income (Loss)	4,425		3,262	361		(1,258)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	3,026		61,268	805		39,761
Change in Unrealized Appreciation (Depreciation) on:
Investments	9,613		(43,181)	2,371		105,963

Net Realized and Unrealized Gain (Loss) on Investments	12,639		18,087	3,176		145,724

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,064		$21,349	$3,537		$144,466

(1)	Net of foreign taxes withheld of $80, $3 and $12 for the TCW Relative Value Dividend Appreciation Fund, the TCW Relative Value Mid Cap Fund and the TCW Select Equities Fund, respectively.

See accompanying notes to financial statements.

35

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Artificial Intelligence Equity Fund		TCW Conservative Allocation Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$(1)	$(6)	$315	$501
Net Realized Gain (Loss) on Investments	(12)	(2)	437	1,389
Change in Unrealized Appreciation (Depreciation) on Investments	374	(11)	1,167	(1,850)

Increase (Decrease) in Net Assets Resulting from Operations	361	(19)	1,919	40

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	—	— (1)	(1,728)	(1,259)

NET CAPITAL SHARE TRANSACTIONS
I Class	333	695	800	(1,021)
N Class	92	154	(42)	7

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	425	849	758	(1,014)

Increase (Decrease) in Net Assets	786	830	949	(2,233)
NET ASSETS
Beginning of Period	2,057	1,227	28,443	30,676

End of Period	$2,843	$2,057	$29,392	$28,443

(1)	Amount rounds to less than $1.

See accompanying notes to financial statements.

36

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Global Real Estate Fund		TCW New America Premier Equities Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$124	$102	$148	$(33)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(161)	(193)	(605)	512
Change in Unrealized Appreciation (Depreciation) on Investments	426	(161)	9,668	1,221

Increase (Decrease) in Net Assets Resulting from Operations	389	(252)	9,211	1,700

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(69)	(82)	(480)	(677)

NET CAPITAL SHARE TRANSACTIONS
I Class	2,267	356	29,904	11,097
N Class	9	1	9,269	2,405

Increase in Net Assets Resulting from Net Capital Shares Transactions	2,276	357	39,173	13,502

Increase in Net Assets	2,596	23	47,904	14,525
NET ASSETS
Beginning of Period	3,422	3,399	33,365	18,840

End of Period	$6,018	$3,422	$81,269	$33,365

See accompanying notes to financial statements.

37

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Relative Value Dividend Appreciation Fund		TCW Relative Value Large Cap Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$4,425	$9,806	$3,262	$6,043
Net Realized Gain on Investments	3,026	26,207	61,268	43,418
Change in Unrealized Appreciation (Depreciation) on Investments	9,613	(48,642)	(43,181)	(69,355)

Increase (Decrease) in Net Assets Resulting from Operations	17,064	(12,629)	21,349	(19,894)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(29,578)	(33,737)	(45,949)	(71,597)

NET CAPITAL SHARE TRANSACTIONS
I Class	(8,322)	(24,898)	(178,849)	18,450
N Class	(145,088)	(44,769)	369	(372)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(153,410)	(69,667)	(178,480)	18,078

Decrease in Net Assets	(165,924)	(116,033)	(203,080)	(73,413)
NET ASSETS
Beginning of Period	506,231	622,264	415,038	488,451

End of Period	$340,307	$506,231	$211,958	$415,038

See accompanying notes to financial statements.

38

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Relative Value Mid Cap Fund		TCW Select Equities Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$361	$476	$(1,258)	$(3,032)
Net Realized Gain on Investments	805	6,667	39,761	134,658
Change in Unrealized Appreciation (Depreciation) on Investments	2,371	(13,168)	105,963	(20,639)

Increase (Decrease) in Net Assets Resulting from Operations	3,537	(6,025)	144,466	110,987

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(6,781)	(8,260)	(117,726)	(201,824)

NET CAPITAL SHARE TRANSACTIONS
I Class	(1,052)	(213)	40,695	48,042
N Class	(1,982)	1,834	11,544	9,190

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(3,034)	1,621	52,239	57,232

Increase (Decrease) in Net Assets	(6,278)	(12,664)	78,979	(33,605)
NET ASSETS
Beginning of Period	90,567	103,231	873,737	907,342

End of Period	$84,289	$90,567	$952,716	$873,737

See accompanying notes to financial statements.

39

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that currently offers 19 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Non-Diversified U.S. Equity Fund

TCW Artificial Intelligence Equity Fund	Seeks long term capital appreciation by investing at least 80% of the value of its net assets in publicly traded equity securities of businesses that the portfolio managers believe are benefitting from or have the potential to benefit from advances in the use of artificial intelligence.
Diversified U.S. Equity Funds

TCW Global Real Estate Fund	Seeks to maximize total return from current income and long-term capital growth by investing at least 80% of its net assets in equity securities of real estate investment trusts (“REITs”) and real estate companies.

TCW New America Premier Equities Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets in equity securities of U.S. companies; intends to achieve its objective by investing in a portfolio of companies the portfolio manager believes are enduring, cash generating business whose leaders prudently manage their environmental, social, and financial resources and whose shares are attractively valued relative to free cash flow generating by the businesses.

TCW Relative Value Dividend Appreciation Fund	Seeks to realize a high level of dividend income consistent with prudent investment management, with secondary objective of capital appreciation, by investing at least 80% of the value of its net assets in equity securities of companies that have a record of paying dividends.

TCW Relative Value Large Cap Fund	Seeks capital appreciation, with a secondary goal of current income, by investing at least 80% of the value of its net assets in equity securities of companies with a market capitalization of greater than $1 billion at the time of purchase.

TCW Relative Value Mid Cap Fund	Seeks to provide long-term capital appreciation by investing at least 65% of the value of its net assets in equity securities issued by companies with market

40

TCW Funds, Inc.

April 30, 2019

Note 1 — Organization (Continued)

TCW Fund	Investment Objectives and Principal Investment Strategies
capitalizations, at the time of acquisition, within the capitalization ranges of the companies comprising the Russell Mid Cap Index.

TCW Select Equities Fund	Seeks to provide long-term capital appreciation by investing at least 80% of its net assets in equity securities; uses a highly focused approach to seek to achieve superior long-term returns over a full market cycle by owning shares of companies that the portfolio manager believes to have strong and enduring business models and inherent advantages over their competitors.
Fund of Funds

TCW Conservative Allocation Fund	Seeks to provide current income, and secondarily, long-term capital appreciation by investing in a combination of fixed income funds and equity funds that utilize diverse investment styles such as growth and/or value investing. The Fund invests between 20% and 60% of its net assets in equity funds and between 40% and 80% in fixed income funds.

All Funds offer two classes of shares: I Class and N Class. The two Classes of a Fund are substantially the same except that the N Class shares are subject to a distribution fee (see Note 6).

The TCW Conservative Allocation Fund is a “fund of funds” that invests in affiliated and unaffiliated funds which are identified on the Schedule of Investments.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) No. 946, Financial Services — Investment Companies.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations:    Equity securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ, which may not be the last sale price. Options on equity securities and options on indexes are valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds including money market funds are valued based on the NAV per share as reported by the fund companies. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, are valued with prices furnished by independent pricing services or by broker dealers.

41

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

The Company has adopted, after the approval by the Company’s Board of Directors (the “Board” and each member thereof a “Director”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zones differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Board’s Valuation Committee and under the general oversight of the Board.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

42

TCW Funds, Inc.

April 30, 2019

Note 2 — Significant Accounting Policies (Continued)

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized in Level 2 of the fair value hierarchy.

Mutual funds.    Open-end mutual funds including money market funds are valued using the NAV as reported by the fund companies. As such, they are categorized in Level 1.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

The summary of the inputs used as of April 30, 2019 in valuing the Funds’ investments is listed after each Fund’s Schedule of Investments.

The Funds held no investments or other financial instruments at April 30, 2019 for which fair value was calculated using Level 3 inputs.

The TCW Global Real Estate Fund had a transfer of $137,877 out of Level 2 and in to Level 1 of the fair value hierarchy for the period ended April 30, 2019. The transfer between Level 2 and Level 1 of the fair value hierarchy was due to the change in valuation to the exchange closing price from the fair value price. The Fund recognized transfers between the Levels as of the beginning of the period.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific

43

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

identification basis. Differences in class specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Global Real Estate Fund and the TCW Relative Value Dividend Appreciation Fund declare and pay, or reinvest, dividends from net investment income quarterly. The other Equity Funds and TCW Conservative Allocation Fund declare and pay, or reinvest, dividends from net investment income annually. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year. Distributions received from real estate investment trusts may include return of capital which is treated as a reduction in the cost basis of those investments. Distributions received, if any, in excess of the cost basis of a security is recognized as capital gain.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the market value of foreign securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

44

TCW Funds, Inc.

April 30, 2019

Note 2 — Significant Accounting Policies (Continued)

For the period ended April 30, 2019, the TCW Global Real Estate Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories (amounts in thousands except Numbers of Contracts):

TCW Global Real Estate Fund

Equity Risk
Statement of Operations:
Realized Gain (Loss)
Investments (1)	$(14)

Total Realized Gain (Loss)	$(14)

Number of Contracts (2)
Options Purchased	80

(1)	Represents realized gain (loss) for purchased options.
(2)	Amount disclosed represents average notional amounts which are representative of the volume traded for the period ended April 30, 2019.

Note 3 — Portfolio Investments

When-Issued, Delayed-Delivery and Forward Commitment Transactions:    The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when issued, delayed delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the values of the subject securities will fluctuate with market conditions. In addition, because a Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against the deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Repurchase Agreements:    The Funds may enter into Repurchase Agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2019.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan.

45

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2019.

Derivatives:

Options:    The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or take advantage of changes in currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options traded on a securities or options exchange typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended April 30, 2019, TCW Global Real Estate Fund entered into option contracts to hedge the Fund’s investments from market volatility in the real estate sector.

46

TCW Funds, Inc.

April 30, 2019

Note 4 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Counterparty Risk:    The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Investment Style Risk:    Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Equity Risk:    Equity securities may include common stock, preferred stock or other securities representing an ownership interest of the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and can decline in value over short or extended periods. The value of stocks and other equity securities will be affected by changes in a company’s financial condition and in overall market, economic and political conditions.

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling the customer service.

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2019, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation	Cost of Investments for Federal Income Tax Purposes
TCW Artificial Intelligence Equity Fund	$480	$(47)	$433	$2,380
TCW Conservative Allocation Fund	2,262	(126)	2,136	27,609
TCW Global Real Estate Fund	500	(13)	487	5,466
TCW New America Premier Equities Fund	14,016	(3)	14,013	66,338
TCW Relative Value Dividend Appreciation Fund	87,761	(19,309)	68,452	271,012
TCW Relative Value Large Cap Fund	74,938	(8,433)	66,505	144,980
TCW Relative Value Mid Cap Fund	23,447	(2,539)	20,908	63,399
TCW Select Equities Fund	580,234	(8,495)	571,739	381,768

47

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 5 — Federal Income Taxes (Continued)

At October 31, 2018, the components of distributable earnings on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Conservative Allocation Fund	$341	$1,228	$1,569
TCW New America Premier Equities Fund	166	297	463
TCW Global Real Estate Fund	33	—	33
TCW Relative Value Dividend Appreciation Fund	506	25,420	25,926
TCW Relative Value Large Cap Fund	4,923	39,750	44,673
TCW Relative Value Mid Cap Fund	—	6,240	6,240
TCW Select Equities Fund	—	117,726	117,726

For the fiscal year ended October 31, 2018, the tax character of distributions paid was as follows (amounts in thousands):

	Ordinary Income		Long-Term Capital Gain	Total Distributions
TCW Artificial Intelligence Equity Fund	$	— (1)	$—	$	— (1)
TCW Conservative Allocation Fund		510	749		1,259
TCW Global Real Estate Fund		82	—		82
TCW New America Premier Equities Fund		669	8		677
TCW Relative Value Dividend Appreciation Fund		11,067	22,670		33,737
TCW Relative Value Large Cap Fund		10,302	61,295		71,597
TCW Relative Value Mid Cap Fund		823	7,437		8,260
TCW Select Equities Fund		—	201,824		201,824

(1)	Amounts rounds to less than $1.

At October 31, 2018, the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Artificial Intelligence Equity Fund	$2	$—	$2
TCW Global Real Estate Fund	581	80	661

The Funds did not have any unrecognized tax benefits at April 30, 2019, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2019. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Artificial Intelligence Equity Fund	0.70%
TCW Global Real Estate Fund	0.80%
TCW New America Premier Equities Fund	0.65%
TCW Relative Value Dividend Appreciation Fund	0.60%
TCW Relative Value Large Cap Fund	0.60%
TCW Relative Value Mid Cap Fund	0.70%
TCW Select Equities Fund	0.65%

48

TCW Funds, Inc.

April 30, 2019

Note 6 — Fund Management Fees and Other Expenses (Continued)

Effective November 1, 2018 through December 31, 2018 the management fee was as follows:

TCW Artificial Intelligence Equity Fund	0.80%
TCW New America Premier Equities Fund	0.80%
TCW Relative Value Dividend Appreciation Fund	0.65%
TCW Relative Value Large Cap Fund	0.65%
TCW Select Equities Fund	0.75%

The TCW Conservative Allocation Fund does not pay management fees to the Advisor; however, the Fund pays management fees to the Advisor indirectly as a shareholder in the underlying affiliated funds.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets. The expense ratios were effective January 1, 2019.

TCW Artificial Intelligence Equity Fund
I Class	0.90	% (1)
N Class	1.00	% (1)
TCW Conservative Allocation Fund
I Class	0.85	% (1)
N Class	0.85	% (1)
TCW Global Real Estate Fund
I Class	1.00	% (1)
N Class	1.15	% (1)
TCW New America Premier Equities Fund
I Class	0.80	% (1)
N Class	1.00	% (1)
TCW Relative Value Dividend Appreciation Fund
I Class	0.73	% (1)
N Class	0.95	% (1)
TCW Relative Value Large Cap Fund
I Class	0.72	% (1)
N Class	0.95	% (1)
TCW Relative Value Mid Cap Fund
I Class	0.90	% (1)
N Class	1.00	% (1)
TCW Select Equities Fund
I Class	0.80	% (1)
N Class	1.00	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.

These ratios were in effect from November 1, 2018 through December 31, 2018.

TCW Artificial Intelligence Equity Fund
I Class	1.05%
N Class	1.05%
TCW New America Premier Equities Fund
I Class	1.04%
N Class	1.04%
TCW Relative Value Dividend Appreciation Fund
I Class	0.80%
N Class	1.00%
TCW Relative Value Large Cap Fund
I Class	0.80%
N Class	1.00%

49

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 6 — Fund Management Fees and Other Expenses (Continued)

The amount borne by the Advisor during a fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can only recapture expenses within a given fiscal year for that year’s operating expenses.

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statement of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Total accrued and deferred amounts are recorded on the Fund’s books as other liabilities.

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 8 — Transactions with Affiliates

The ownership percentage of the TCW Conservative Allocation Fund in each of the affiliated underlying funds at April 30, 2019 is as follows:

Name of Affiliated Fund	Ownership Percentage (1)
Metropolitan West Low Duration Bond Fund	0.17%
Metropolitan West Total Return Bond Fund	0.00	% (2)
Metropolitan West Unconstrained Bond Fund	0.18%
TCW Global Bond Fund	4.36%
TCW Global Real Estate Fund	24.39%
TCW New America Premier Equities Fund	3.88%
TCW Relative Value Large Cap Fund	1.36%
TCW Relative Value Mid Cap Fund	0.38%
TCW Select Equities Fund	0.29%
TCW Total Return Bond Fund	0.06%

(1)	Percentage ownership based on total net assets of the underlying fund.
(2)	Amount rounds to less than 0.005%.

The financial statements of the Funds not contained in this report are available by calling 800-FUND-TCW (800-386-3829) or by going to the SEC website at www.sec.gov.

50

TCW Funds, Inc.

April 30, 2019

Note 9 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2019 were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds		U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Artificial Intelligence Equity Fund	$932	$646		$—	$—
TCW Conservative Allocation Fund	3,168	2,457		—	—
TCW Global Real Estate Fund	4,672	2,492		—	—
TCW New America Premier Equities Fund	56,565	19,645		—	—
TCW Relative Value Dividend Appreciation Fund	26,420	208,245	(1)	—	—
TCW Relative Value Large Cap Fund	28,411	246,670		—	—
TCW Relative Value Mid Cap Fund	9,921	16,739		—	—
TCW Select Equities Fund	10,771	89,962		—	—

(1)

Sales include the Fund’s sale of a security from an affiliated investment account for a total of $72,730 (amount in thousands) in accordance with the provisions set forth in Section 17(a)-7 of the 1940 Act.

Note 10 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Artificial Intelligence Equity Fund	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	48,373	$578	87,472	$1,068
Shares Issued upon Reinvestment of Dividends	—	—	12	—	(1)
Shares Redeemed	(20,769)	(245)	(30,656)	(373)

Net Increase	27,604	$333	56,828	$695

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	9,593	$114	20,017	$250
Shares Issued upon Reinvestment of Dividends	—	—	9	—	(1)
Shares Redeemed	(1,732)	(22)	(8,006)	(96)

Net Increase	7,861	$92	12,020	$154

(1)	Amount rounds to less than $1.

TCW Conservative Allocation Fund	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	48,277	$559	91,379	$1,110
Shares Issued upon Reinvestment of Dividends	155,645	1,672	102,921	1,217
Shares Redeemed	(122,810)	(1,431)	(280,133)	(3,348)

Net Increase (Decrease)	81,112	$800	(85,833)	$(1,021)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,157	$14	8,674	$103
Shares Issued upon Reinvestment of Dividends	2,560	27	1,528	18
Shares Redeemed	(7,199)	(83)	(9,614)	(114)

Net Increase (Decrease)	(3,482)	$(42)	588	$7

51

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 10 — Capital Share Transactions (Continued)

TCW Global Real Estate Fund	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	248,959	$2,472	125,773	$1,281
Shares Issued upon Reinvestment of Dividends	6,315	59	6,968	68
Shares Redeemed	(28,543)	(264)	(101,561)	(993)

Net Increase	226,731	$2,267	31,180	$356

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	107	$1
Shares Issued upon Reinvestment of Dividends	995	9	1,110	11
Shares Redeemed	—	—	(1,137)	(11)

Net Increase	995	$9	80	$1

TCW New America Premier Equities Fund	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,906,948	$33,374	788,224	$13,092
Shares Issued upon Reinvestment of Dividends	26,097	394	38,162	572
Shares Redeemed	(236,779)	(3,864)	(160,059)	(2,567)

Net Increase	1,696,266	$29,904	666,327	$11,097

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	552,554	$9,817	152,798	$2,489
Shares Issued upon Reinvestment of Dividends	5,126	78	5,974	90
Shares Redeemed	(36,679)	(626)	(10,648)	(174)

Net Increase	521,001	$9,269	148,124	$2,405

TCW Relative Value Dividend Appreciation Fund	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	307,132	$5,044	1,170,743	$22,458
Shares Issued upon Reinvestment of Dividends	364,964	5,556	349,698	6,687
Shares Redeemed	(1,174,308)	(18,922)	(2,788,916)	(54,043)

Net Decrease	(502,212)	$(8,322)	(1,268,475)	$(24,898)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	207,457	$3,513	1,992,134	$38,575
Shares Issued upon Reinvestment of Dividends	1,525,981	23,601	1,359,169	26,431
Shares Redeemed	(10,706,989)	(172,202)	(5,592,917)	(109,775)

Net Decrease	(8,973,551)	$(145,088)	(2,241,614)	$(44,769)

52

TCW Funds, Inc.

April 30, 2019

Note 10 — Capital Share Transactions (Continued)

TCW Relative Value Large Cap Fund	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,216,084	$20,824	2,750,555	$60,616
Shares Issued upon Reinvestment of Dividends	2,767,903	43,460	3,059,339	66,999
Shares Redeemed	(13,515,895)	(243,133)	(4,954,321)	(109,165)

Net Increase (Decrease)	(9,531,908)	$(178,849)	855,573	$18,450

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	46,244	$813	48,027	$1,057
Shares Issued upon Reinvestment of Dividends	89,401	1,396	105,507	2,305
Shares Redeemed	(102,942)	(1,840)	(171,260)	(3,734)

Net Increase (Decrease)	32,703	$369	(17,726)	$(372)

TCW Relative Value Mid Cap Fund	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	173,544	$3,499	396,213	$10,205
Shares Issued upon Reinvestment of Dividends	304,588	5,400	260,385	6,601
Shares Redeemed	(493,270)	(9,951)	(665,570)	(17,019)

Net Decrease	(15,138)	$(1,052)	(8,972)	$(213)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	16,061	$317	114,082	$2,889
Shares Issued upon Reinvestment of Dividends	71,892	1,239	58,853	1,452
Shares Redeemed	(175,631)	(3,538)	(101,633)	(2,507)

Net Increase (Decrease)	(87,678)	$(1,982)	71,302	$1,834

TCW Select Equities Fund	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,211,340	$54,398	5,631,218	$160,868
Shares Issued upon Reinvestment of Dividends	3,365,894	73,073	4,718,127	118,189
Shares Redeemed	(3,504,357)	(86,776)	(8,316,559)	(231,015)

Net Increase	2,072,877	$40,695	2,032,786	$48,042

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	533,299	$12,300	513,203	$13,228
Shares Issued upon Reinvestment of Dividends	966,328	18,698	1,337,789	30,448
Shares Redeemed	(869,284)	(19,454)	(1,353,097)	(34,486)

Net Increase	630,343	$11,544	497,895	$9,190

Note 11 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). However, the Company considers 144A securities to be

53

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 11 — Restricted Securities (Continued)

restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at April 30, 2019.

Note 12 — Committed Line Of Credit

The Company has entered into a $100,000,000 committed revolving line of credit agreement renewed annually with the State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes. The interest rate on borrowing is the higher of the Federal Funds rate or the overnight LIBOR rate, plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2019. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

Note 13 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by any Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 14 — New Accounting Pronouncement

In August 2018, the FASB released Accounting Standards Update (ASU) 2018-13, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in this ASU are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting — Chapter 8: Notes to Financial Statements. The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of the ASU. Management is currently evaluating the impact of the ASU to the financial statements.

54

TCW Artificial Intelligence Equity Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018		August 31, 2017 (Commencement of Operations) through October 31, 2017
Net Asset Value per Share, Beginning of Period	$11.18		$10.64		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss	(0.01)		(0.04)		(0.00	) (1)
Net Realized and Unrealized Gain on Investments (2)	1.78		0.58		0.64

Total from Investment Operations	1.77		0.54		0.64

Less Distributions:
Distributions from Net Investment Income	—		(0.00	) (1)	—

Net Asset Value per Share, End of Period	$12.95		$11.18		$10.64

Total Return	15.83	% (4)	5.09%		6.40	% (3)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$1,938		$1,364		$695

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	13.86	% (5)	8.32%		23.66	% (5)

After Expense Reimbursement	0.94	% (5)	1.05%		1.05	% (5)

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.12	)% (5)	(0.34)%		0.23	% (5)

Portfolio Turnover Rate	29.98	% (4)	74.22%		13.05	% (3)

(1)	Amount rounds to less than $0.01 per share.
(2)	Computed using average shares outstanding throughout the period.
(3)	For the period August 31, 2017 (commencement of operations) through October 31, 2017.
(4)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying notes to financial statements.

55

TCW Artificial Intelligence Equity Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018		August 31, 2017 (Commencement of Operations) through October 31, 2017
Net Asset Value per Share, Beginning of Period	$11.17		$10.64		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss	(0.01)		(0.04)		(0.00	) (1)
Net Realized and Unrealized Gain on Investments (2)	1.78		0.57		0.64

Total from Investment Operations	1.77		0.53		0.64

Less Distributions:
Distributions from Net Investment Income	—		(0.00	) (1)	—

Net Asset Value per Share, End of Period	$12.94		$11.17		$10.64

Total Return (3)	15.85	% (4)	5.00%		6.40	% (3)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$905		$693		$532

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	10.87	% (5)	9.60%		26.07	% (5)

After Expense Reimbursement	1.02	% (5)	1.05%		1.05	% (5)

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.19	)% (5)	(0.33)%		0.25	% (5)

Portfolio Turnover Rate	29.98	% (4)	74.22%		13.05	% (3)

(1)	Amount rounds to less than $0.01 per share.
(2)	Computed using average shares outstanding throughout the period.
(3)	For the period August 31, 2017 (commencement of operations) through October 31, 2017.
(4)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying notes to financial statements.

56

TCW Conservative Allocation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$11.68		$12.17	$12.13	$12.50	$12.24	$11.66

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.13		0.20	0.15	0.17	0.13	0.11
Net Realized and Unrealized Gain (Loss) on Investments	0.60		(0.19)	0.67	(0.07)	0.33	0.67

Total from Investment Operations	0.73		0.01	0.82	0.10	0.46	0.78

Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.20)	(0.29)	(0.19)	(0.14)	(0.20)
Distributions from Net Realized Gain	(0.51)		(0.30)	(0.49)	(0.28)	(0.06)	—

Total Distributions	(0.72)		(0.50)	(0.78)	(0.47)	(0.20)	(0.20)

Net Asset Value per Share, End of Period	$11.69		$11.68	$12.17	$12.13	$12.50	$12.24

Total Return	6.80	% (2)	0.04%	7.28%	0.78%	3.88%	6.66%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$28,913		$27,925	$30,144	$28,982	$33,909	$30,746

Ratio of Expenses to Average Net Assets: (3)	0.40	% (4)	0.37%	0.36%	0.30%	0.25%	0.29%

Ratio of Net Investment Income to Average Net Assets	2.23	% (4)	1.68%	1.26%	1.41%	1.01%	0.94%

Portfolio Turnover Rate	8.64	% (2)	19.79%	55.53%	37.62%	30.24%	40.56%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.

See accompanying notes to financial statements.

57

TCW Conservative Allocation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$11.67		$12.15	$12.07	$12.44	$12.17	$11.61

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.11		0.15	0.11	0.11	0.04	0.05
Net Realized and Unrealized Gain (Loss) on Investments	0.61		(0.18)	0.66	(0.08)	0.35	0.66

Total from Investment Operations	0.72		(0.03)	0.77	0.03	0.39	0.71

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.15)	(0.20)	(0.12)	(0.06)	(0.15)
Distributions from Net Realized Gain	(0.51)		(0.30)	(0.49)	(0.28)	(0.06)	—

Total Distributions	(0.68)		(0.45)	(0.69)	(0.40)	(0.12)	(0.15)

Net Asset Value per Share, End of Period	$11.71		$11.67	$12.15	$12.07	$12.44	$12.17

Total Return	6.69	% (2)	(0.35)%	6.74%	0.31%	3.31%	6.07%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$479		$518	$532	$1,597	$1,876	$807
Ratio of Expenses to Average Net Assets: (3)

Before Expense Reimbursement	9.41	% (4)	5.14%	3.30%	1.54%	1.61%	3.20%

After Expense Reimbursement	0.74	% (4)	0.76%	0.81%	0.82%	0.84%	0.85%
Ratio of Net Investment Income to Average Net Assets	1.88	% (4)	1.28%	0.89%	0.89%	0.36%	0.41%
Portfolio Turnover Rate	8.64	% (2)	19.79%	55.53%	37.62%	30.24%	40.56%

(1) Computed	using average shares outstanding throughout the period.
(2) For	the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(3) Does	not include expenses of the underlying affiliated funds.
(4) Annualized.

See accompanying notes to financial statements.

58

TCW Global Real Estate Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,			November 28, 2014 (Commencement of Operations) through October 31, 2015
			2018	2017	2016
Net Asset Value per Share, Beginning of Period	$9.30		$10.10	$9.42	$9.71	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.28		0.25	0.25	0.30	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.68		(0.85)	0.70	(0.26)	(0.27)

Total from Investment Operations	0.96		(0.60)	0.95	0.04	(0.06)

Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.20)	(0.27)	(0.29)	(0.23)
Distributions from Net Realized Gain	—		—	—	(0.01)	—
Distributions from Return of Capital	—		—	—	(0.03)	—

Total Distributions	(0.16)		(0.20)	(0.27)	(0.33)	(0.23)

Net Asset Value per Share, End of Period	$10.10		$9.30	$10.10	$9.42	$9.71

Total Return	10.56	% (3)	(6.06)%	10.28%	0.31%	(0.62	)% (2)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$5,426		$2,886	$2,818	$3,499	$4,320

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	3.74	% (4)	3.78%	4.38%	3.29%	5.28	% (4)

After Expense Reimbursement	1.00	% (4)	1.12%	1.37%	1.40%	1.43	% (4)
Ratio of Net Investment Income to Average Net Assets	5.82	% (4)	2.55%	2.57%	3.14%	2.27	% (4)
Portfolio Turnover Rate	61.87	% (3)	121.67%	74.51%	68.69%	23.58	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period November 28, 2014 (Commencement of Operations) through October 31, 2015.
(3)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

59

TCW Global Real Estate Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,			November 28, 2014 (Commencement of Operations) through October 31, 2015
			2018	2017	2016
Net Asset Value per Share, Beginning of Period	$9.30		$10.10	$9.42	$9.70	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.31		0.24	0.25	0.32	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.65		(0.85)	0.70	(0.27)	(0.31)

Total from Investment Operations	0.96		(0.61)	0.95	0.05	(0.07)

Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.19)	(0.27)	(0.29)	(0.23)
Distributions from Net Realized Gain	—		—	—	(0.01)	—
Distributions from Return of Capital	—		—	—	(0.03)	—

Total Distributions	(0.16)		(0.19)	(0.27)	(0.33)	(0.23)

Net Asset Value per Share, End of Period	$10.10		$9.30	$10.10	$9.42	$9.70

Total Return	10.48	% (3)	(6.14)%	10.28%	0.41%	(0.72	)% (2)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$592		$536	$581	$517	$510

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	8.43	% (4)	7.65%	7.92%	6.66%	9.21	% (4)

After Expense Reimbursement	1.15	% (4)	1.22%	1.37%	1.40%	1.43	% (4)

Ratio of Net Investment Income to Average Net Assets	6.57	% (4)	2.46%	2.51%	3.34%	2.58	% (4)

Portfolio Turnover Rate	61.87	% (3)	121.67%	74.51%	68.69%	23.58	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period November 28, 2014 (Commencement of Operations) through October 31, 2015.
(3)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

60

TCW New America Premier Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,		January 29, 2016 (Commencement of Operations) through October 31, 2016
			2018	2017
Net Asset Value per Share, Beginning of Period	$16.27		$15.24	$11.23	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.06		(0.02)	0.01	0.08
Net Realized and Unrealized Gain on Investments	2.93		1.59	4.22	1.15

Total from Investment Operations	2.99		1.57	4.23	1.23

Less Distributions:
Distributions from Net Investment Income	(0.01)		—	(0.05)	—
Distributions from Net Realized Gain	(0.21)		(0.54)	(0.17)	—

Total Distributions	(0.22)		(0.54)	(0.22)	—

Net Asset Value per Share, End of Period	$19.04		$16.27	$15.24	$11.23

Total Return	18.68	% (3)	10.60%	38.41%	12.30	% (2)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$65,646		$28,486	$16,527	$3,143

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.02	% (4)	1.28%	1.79%	4.72	% (4)

After Expense Reimbursement	0.86	% (4)	1.04%	1.04%	1.05	% (4)

Ratio of Net Investment Income (Loss) to Average Net Assets	0.66	% (4)	(0.13)%	0.11%	1.03	% (4)

Portfolio Turnover Rate	41.63	% (3)	49.68%	114.48%	73.83	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period January 29, 2016 (commencement of operations) through October 31, 2016.
(3)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

61

TCW New America Premier Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,		January 29, 2016 (Commencement of Operations) through October 31, 2016
			2018	2017
Net Asset Value per Share, Beginning of Period	$16.27		$15.24	$11.23	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.04		(0.02)	0.01	0.08
Net Realized and Unrealized Gain on Investments	2.94		1.59	4.22	1.15

Total from Investment Operations	2.98		1.57	4.23	1.23

Less Distributions:
Distributions from Net Investment Income	(0.01)		—	(0.05)	—
Distributions from Net Realized Gain	(0.21)		(0.54)	(0.17)	—

Total Distributions	(0.22)		(0.54)	(0.22)	—

Net Asset Value per Share, End of Period	$19.03		$16.27	$15.24	$11.23

Total Return	18.62	% (3)	10.60%	38.41%	12.30	% (2)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$15,623		$4,879	$2,313	$1,128

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.55	% (4)	2.14%	3.64%	6.08	% (4)

After Expense Reimbursement	1.01	% (4)	1.04%	1.04%	1.05	% (4)

Ratio of Net Investment Income (Loss) to Average Net Assets	0.52	% (4)	(0.13)%	0.11%	0.98	% (4)

Portfolio Turnover Rate	41.63	% (3)	49.68%	114.48%	73.83	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period January 29, 2016 (commencement of operations) through October 31, 2016.
(3)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

62

TCW Relative Value Dividend Appreciation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$17.47		$19.14	$16.95	$16.49	$16.71	$15.11

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.20		0.35	0.48	0.35	0.30	0.27
Net Realized and Unrealized Gain (Loss) on Investments	1.02		(0.90)	2.17	0.41	(0.24)	1.61

Total from Investment Operations	1.22		(0.55)	2.65	0.76	0.06	1.88

Less Distributions:
Distributions from Net Investment Income	(0.19)		(0.40)	(0.46)	(0.30)	(0.28)	(0.28)
Distributions from Net Realized Gain	(0.92)		(0.72)	—	—	—	—

Total Distributions	(1.11)		(1.12)	(0.46)	(0.30)	(0.28)	(0.28)

Net Asset Value per Share, End of Period	$17.58		$17.47	$19.14	$16.95	$16.49	$16.71

Total Return	7.94	% (2)	(3.28)%	15.69%	4.66%	0.40%	12.49%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$86,871		$95,108	$128,498	$165,331	$175,694	$195,400

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.78	% (3)	0.78%	0.78%	0.87%	0.86%	0.86%

After Expense Reimbursement	0.75	% (3)	N/A	N/A	N/A	N/A	N/A

Ratio of Net Investment Income to Average Net Assets	2.42	% (3)	1.84%	2.60%	2.11%	1.81%	1.67%

Portfolio Turnover Rate	6.59	% (2)	18.48%	23.45%	19.13%	17.95%	17.33%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

63

TCW Relative Value Dividend Appreciation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$17.77		$19.46	$17.23	$16.76	$16.99	$15.34

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.19		0.32	0.43	0.31	0.26	0.23
Net Realized and Unrealized Gain (Loss) on Investments	1.04		(0.93)	2.23	0.43	(0.25)	1.63

Total from Investment Operations	1.23		(0.61)	2.66	0.74	0.01	1.86

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.36)	(0.43)	(0.27)	(0.24)	(0.21)
Distributions from Net Realized Gain	(0.92)		(0.72)	—	—	—	—

Total Distributions	(1.10)		(1.08)	(0.43)	(0.27)	(0.24)	(0.21)

Net Asset Value per Share, End of Period	$17.90		$17.77	$19.46	$17.23	$16.76	$16.99

Total Return	7.80	% (2)	(3.52)%	15.46%	4.43%	0.10%	12.19%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$253,436		$411,123	$493,766	$876,421	$878,544	$970,397
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.09	% (3)	1.05%	1.05%	1.15%	1.14%	1.14%

After Expense Reimbursement	0.97	% (3)	1.00%	1.00%	1.11%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	2.21	% (3)	1.62%	2.24%	1.86%	1.53%	1.40%
Portfolio Turnover Rate	6.59	% (2)	18.48%	23.45%	19.13%	17.95%	17.33%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

64

TCW Relative Value Large Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$19.82		$24.30	$21.38	$21.99	$22.09	$19.47

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17		0.28	0.49	0.32	0.26	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.83		(1.18)	3.96	0.19	(0.14)	2.65

Total from Investment Operations	1.00		(0.90)	4.45	0.51	0.12	2.86

Less Distributions:
Distributions from Net Investment Income	(0.31)		(0.47)	(0.41)	(0.25)	(0.22)	(0.24)
Distributions from Net Realized Gain	(1.99)		(3.11)	(1.12)	(0.87)	—	—

Total Distributions	(2.30)		(3.58)	(1.53)	(1.12)	(0.22)	(0.24)

Net Asset Value per Share, End of Period	$18.52		$19.82	$24.30	$21.38	$21.99	$22.09

Total Return	7.21	% (2)	(5.11)%	21.55%	2.61%	0.50%	14.79%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$199,185		$402,035	$472,078	$480,174	$667,957	$700,484

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.77	% (3)	0.77%	0.77%	0.88%	0.88%	0.88%

After Expense Reimbursement	0.74	% (3)	N/A	N/A	N/A	N/A	N/A

Ratio of Net Investment Income to Average Net Assets	1.86	% (3)	1.28%	2.11%	1.57%	1.14%	1.02%

Portfolio Turnover Rate	8.35	% (2)	20.47%	24.44%	14.71%	21.60%	18.77%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

65

TCW Relative Value Large Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$19.74		$24.21	$21.31	$21.91	$22.04	$19.44

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.15		0.23	0.44	0.28	0.19	0.16
Net Realized and Unrealized Gain (Loss) on Investments	0.84		(1.18)	3.94	0.19	(0.14)	2.65

Total from Investment Operations	0.99		(0.95)	4.38	0.47	0.05	2.81

Less Distributions:
Distributions from Net Investment Income	(0.27)		(0.41)	(0.36)	(0.20)	(0.18)	(0.21)
Distributions from Net Realized Gain	(1.99)		(3.11)	(1.12)	(0.87)	—	—

Total Distributions	(2.26)		(3.52)	(1.48)	(1.07)	(0.18)	(0.21)

Net Asset Value per Share, End of Period	$18.47		$19.74	$24.21	$21.31	$21.91	$22.04

Total Return	7.11	% (2)	(5.35)%	21.27%	2.42%	0.20%	14.52%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$12,773		$13,003	$16,373	$19,530	$25,084	$29,589

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.27	% (3)	1.21%	1.16%	1.23%	1.20%	1.12%

After Expense Reimbursement	0.95	% (3)	0.99%	1.00%	1.10%	1.16%	N/A

Ratio of Net Investment Income to Average Net Assets	1.62	% (3)	1.05%	1.93%	1.35%	0.86%	0.77%

Portfolio Turnover Rate	8.35	% (2)	20.47%	24.44%	14.71%	21.60%	18.77%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

66

TCW Relative Value Mid Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$22.44		$25.96	$20.02	$22.43	$26.62	$26.56

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.12	0.11	0.18	0.17	0.13
Net Realized and Unrealized Gain (Loss) on Investments	0.66		(1.56)	5.96	0.34	(1.16)	2.70

Total from Investment Operations	0.75		(1.44)	6.07	0.52	(0.99)	2.83

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.13)	(0.13)	(0.16)	(0.12)	(0.14)
Distributions from Net Realized Gain	(1.62)		(1.95)	—	(2.77)	(3.08)	(2.63)

Total Distributions	(1.77)		(2.08)	(0.13)	(2.93)	(3.20)	(2.77)

Net Asset Value per Share, End of Period	$21.42		$22.44	$25.96	$20.02	$22.43	$26.62

Total Return	4.94	% (2)	(6.48)%	30.40%	3.53%	(4.58)%	11.09%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$68,913		$72,527	$84,136	$74,840	$93,356	$114,823

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.93	% (3)	0.92%	0.99%	0.98%	0.96%	0.95%

After Expense Reimbursement	0.90	% (3)	N/A	N/A	N/A	N/A	N/A

Ratio of Net Investment Income to Average Net Assets	0.89	% (3)	0.48%	0.45%	0.96%	0.68%	0.49%

Portfolio Turnover Rate	11.94	% (2)	22.60%	31.93%	17.81%	23.15%	21.67%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

67

TCW Relative Value Mid Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$21.82		$25.28	$19.50	$21.90	$26.08	$26.07

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.09	0.07	0.14	0.10	0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.64		(1.52)	5.80	0.32	(1.12)	2.65

Total from Investment Operations	0.72		(1.43)	5.87	0.46	(1.02)	2.71

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.08)	(0.09)	(0.09)	(0.08)	(0.07)
Distributions from Net Realized Gain	(1.62)		(1.95)	—	(2.77)	(3.08)	(2.63)

Total Distributions	(1.73)		(2.03)	(0.09)	(2.86)	(3.16)	(2.70)

Net Asset Value per Share, End of Period	$20.81		$21.82	$25.28	$19.50	$21.90	$26.08

Total Return	4.93	% (2)	(6.61)%	30.15%	3.30%	(4.78)%	10.80%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$15,376		$18,040	$19,095	$16,839	$19,559	$28,458

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.39	% (3)	1.31%	1.37%	1.35%	1.30%	1.27%

After Expense Reimbursement	1.00	% (3)	1.04%	1.16%	1.20%	1.21%	1.20%

Ratio of Net Investment Income to Average Net Assets	0.79	% (3)	0.36%	0.29%	0.74%	0.44%	0.23%

Portfolio Turnover Rate	11.94	% (2)	22.60%	31.93%	17.81%	23.15%	21.67%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

68

TCW Select Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$27.13		$30.42	$26.06	$29.65	$26.71	$24.84

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.03)		(0.08)	(0.05)	(0.10)	(0.02)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	3.95		3.37	5.99	(1.42)	3.80	2.71

Total from Investment Operations	3.92		3.29	5.94	(1.52)	3.78	2.68

Less Distributions:
Distributions from Net Investment Income	—		—	—	—	—	(0.00	) (2)
Distributions from Net Realized Gain	(3.64)		(6.58)	(1.58)	(2.07)	(0.84)	(0.81)

Total Distributions	(3.64)		(6.58)	(1.58)	(2.07)	(0.84)	(0.81)

Net Asset Value per Share, End of Period	$27.41		$27.13	$30.42	$26.06	$29.65	$26.71

Total Return	17.99	% (3)	12.59%	24.47%	(5.56)%	14.54%	11.01%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$805,141		$740,485	$768,535	$1,264,622	$1,629,090	$1,611,400
Ratio of Expenses to Average Net Assets	0.82	% (4)	0.87%	0.88%	0.89%	0.88%	0.86%
Ratio of Net Investment Loss to Average Net Assets	(0.26	)% (4)	(0.29)%	(0.18)%	(0.38)%	(0.08)%	(0.11)%
Portfolio Turnover Rate	1.24	% (3)	15.43%	17.95%	14.05%	27.19%	25.79%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

69

TCW Select Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$24.61		$28.23	$24.35	$27.91	$25.26	$23.59

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.05)		(0.13)	(0.10)	(0.16)	(0.09)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	3.49		3.09	5.56	(1.33)	3.58	2.58

Total from Investment Operations	3.44		2.96	5.46	(1.49)	3.49	2.48

Less Distributions:
Distributions from Net Realized Gain	(3.64)		(6.58)	(1.58)	(2.07)	(0.84)	(0.81)

Net Asset Value per Share, End of Period	$24.41		$24.61	$28.23	$24.35	$27.91	$25.26

Total Return	17.87	% (2)	12.36%	24.20%	(5.81)%	14.22%	10.73%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$147,575		$133,252	$138,807	$151,174	$274,026	$227,231

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.11	% (3)	1.15%	1.16%	1.16%	1.14%	1.13%

After Expense Reimbursement	1.01	% (3)	1.08%	1.11%	1.14%	N/A	N/A

Ratio of Net Investment Loss to Average Net Assets	(0.46)	% (3)	(0.50)%	(0.39)%	(0.64)%	(0.33)%	(0.40)%

Portfolio Turnover Rate	1.24	% (2)	15.43%	17.95%	14.05%	27.19%	25.79%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

70

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019 (181 days).

Actual Expenses    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio		Expenses Paid During Period (November 1, 2018 to April 30, 2019)
TCW Artificial Intelligence Equity Fund
I Class Shares
Actual	$1,000.00	$1,158.30	0.94%		$5.03
Hypothetical (5% return before expenses)	1,000.00	1,020.13	0.94%		4.71
N Class Shares
Actual	$1,000.00	$1,158.50	1.02%		$5.46
Hypothetical (5% return before expenses)	1,000.00	1,019.74	1.02%		5.11
TCW Conservative Allocation Fund
I Class Shares
Actual	$1,000.00	$1,068.00	0.40	% (1)	$2.05	(1)
Hypothetical (5% return before expenses)	1,000.00	1,022.81	0.40	% (1)	2.01	(1)
N Class Shares
Actual	$1,000.00	$1,066.90	0.74	% (1)	$3.79	(1)
Hypothetical (5% return before expenses)	1,000.00	1,021.13	0.74	% (1)	3.71	(1)
TCW Global Real Estate Fund
I Class Shares
Actual	$1,000.00	$1,105.60	1.00%		$5.22
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%		5.01
N Class Shares
Actual	$1,000.00	$1,104.80	1.15%		$6.00
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15%		5.76

71

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2018 to April 30, 2019)
TCW New America Premier Equities Fund
I Class Shares
Actual	$1,000.00	$1,186.80	0.86%	$4.66
Hypothetical (5% return before expenses)	1,000.00	1,020.53	0.86%	4.31
N Class Shares
Actual	$1,000.00	$1,186.20	1.01%	$5.47
Hypothetical (5% return before expenses)	1,000.00	1,019.79	1.01%	5.06
TCW Relative Value Dividend Appreciation Fund
I Class Shares
Actual	$1,000.00	$1,079.40	0.75%	$3.87
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75%	3.76
N Class Shares
Actual	$1,000.00	$1,078.00	0.97%	$5.00
Hypothetical (5% return before expenses)	1,000.00	1,019.98	0.97%	4.86
TCW Relative Value Large Cap Fund
I Class Shares
Actual	$1,000.00	$1,072.10	0.74%	$3.80
Hypothetical (5% return before expenses)	1,000.00	1,021.13	0.74%	3.71
N Class Shares
Actual	$1,000.00	$1,071.10	0.95%	$4.88
Hypothetical (5% return before expenses)	1,000.00	1,020.08	0.95%	4.76
TCW Relative Value Mid Cap Fund
I Class Shares
Actual	$1,000.00	$1,049.40	0.90%	$4.57
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%	4.51
N Class Shares
Actual	$1,000.00	$1,049.30	1.00%	$5.08
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%	5.01
TCW Select Equities Fund
I Class Shares
Actual	$1,000.00	$1,179.90	0.82%	$4.43
Hypothetical (5% return before expenses)	1,000.00	1,020.73	0.82%	4.11
N Class Shares
Actual	$1,000.00	$1,178.70	1.01%	$5.46
Hypothetical (5% return before expenses)	1,000.00	1,019.79	1.01%	5.06

(1)	Does not include expenses of the underlying affiliated investments.

72

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q.

73

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, California 90017

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street

Los Angeles, California 90017

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

TCW Funds Distributors LLC

865 South Figueroa Street

Los Angeles, California 90017

DIRECTORS

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

David S. DeVito

Director

Peter McMillan

Director

Victoria B. Rogers

Director

Marc I. Stern

Director

Andrew Tarica

Director

OFFICERS

David S. DeVito

President and Chief Executive Officer

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Jeffrey A. Engelsman

Chief Compliance Officer and Anti-Money Laundering Officer

Patrick W. Dennis

Vice President and Assistant Secretary

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

TCW International Small Cap Fund

FUNDsarEQ0419

APRIL 30

SEMI-ANNUAL

R E P O R T

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.tcw.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank) if you invest through a financial intermediary, or by calling 1-800-FUND-TCW (1-800-386-3829) if you invest directly with the Funds.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can call 1-800-FUND-TCW (1-800-386-3829), if you invest directly with the Funds, or contact your financial intermediary, if you invest though a financial intermediary, to inform the Funds or the financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held directly with TCW or through your financial intermediary.

TCW Funds, Inc.

To Our Valued Shareholders

David S. DeVito President, Chief Executive Officer and Director

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2019. I would like to express our appreciation for your continued investment in the TCW Funds as well as welcome new shareholders to our fund family. As of April 30, 2019, the TCW Funds held total assets of approximately $15.1 billion.

This report contains information outlining the performance and a list of portfolio holdings as of April 30, 2019 for the TCW Funds’ Fixed Income Funds.

Economic Review and Market Environment

Reeling from 2018’s fourth quarter, over which risk markets tumbled and, as if to dare the Fed to maintain its ongoing tightening regime, US Treasury issues rallied sharply, it took only a few days into the new year for a dovish pivot to change sentiment. Foreshadowed by Fed Chair Powell’s January 3rd “low inflation” and “patient” comments, the Federal Open Market Committee (FOMC) meeting concluded later in the month with an unchanged funds rate and substantially softened messaging, suppressing volatility and providing cover for higher valuations. The runway clear, risk assets remediated significantly over the first four months of 2019. The S&P 500 Index gained 9.8% for the six-month period, while the Bloomberg Barclays Aggregate and High Yield Indexes both returned 5.5%, the latter on an impressive 168 basis points of spread narrowing from the start of the year as risk aversion subsided. Other indicators of the reversal in sentiment included a nearly 6% gain for emerging markets debt to open the year after a rugged 2018, and oil, which ran up more than 40% year-to-date (though likely for technical reasons as much as anything as economic fundamentals faded).

Given the Fed’s transmitted pause to hikes and the resulting calm (and then some) to the markets, the up-move in valuations was in keeping with post-crisis (or should we say post-Volcker?) norms. Digging into the details of the fixed income market over the period, corporates drove performance in the Aggregate Index, as strong inflows paired with the renewed risk appetite and spreads ultimately ended over 40 basis points lower from year-end levels. Relevantly, it is worth pointing out that investor unease remained under the surface, as high yield’s CCC-rated cohort did not rally into the start of the year to the same extent as BBs, indicating that although investors remain yield-hungry, higher default risk in lower quality tiers is priced in. Securitized sectors also recovered from Q4 softness, though generally trailed credit. Agency mortgage backed securities (MBS) outpaced Treasuries by 13 basis points, with performance tempered largely due to negative technical factors. In particular, the Fed’s reduced purchases of agency MBS has had a negative impact on the To Be Announced (TBA) market, as the worst to deliver bonds are no longer being purchased by the Fed, depressing TBA valuations versus specified pools. Further weakness stemmed from uncertainty regarding implementation of the single security platform, the joint initiative between Fannie Mae and Freddie Mac to develop a single MBS that will be issued by the government-sponsored enterprises (GSEs). Finally, non-agency MBS and asset-backed securities (ABS) also bounced back from December with modest gains as benign fundamentals remained intact, while both agency and non-agency commercial mortgage-backed securities (CMBS) outpaced Treasuries, by nearly 70 and 95 basis points respectively.

The Economy and Market Ahead

The Fed’s surprisingly dovish shift to start the year effectively signaled that this might just be the end of the hiking cycle. While the Fed may think they are in a holding pattern and will take future actions based on incoming economic data, their recent capitulation to the markets has yet again demonstrated that markets may dictate the Fed’s future course of action more than the Fed itself lets on. Meanwhile, the inverted yield curve demonstrates that

Letter to Shareholders (Continued)

bond investors have a distinctively cautious view of future growth, which stands in stark contrast with the heady equity market rally of Q1. Regardless of the signaling effects, an inverted or flat curve weighs on banks’ willingness to extend credit as net interest margins are pressured, limiting credit creation on a go-forward basis and exacerbating liquidity conditions. Outside of the domestic concerns, there are numerous global sources of volatility with few identifiable catalysts to drive positive momentum. Considering these factors, we believe that fixed income valuations have not fully priced in long-term fundamentals and investors are not being compensated to take on these risks, in our opinion. Echoing a theme of the past several quarters, credit conditions and pricing remain decidedly late cycle.

Overall sector positioning emphasizes regulated sectors like U.S. financials and utilities, and select industrials with stable cash flows, strong balance sheets, and solid asset coverage, though we will continue to look for opportunities to add exposure as spreads widen toward median levels. Where held, high yield credit exposure represents a very small position, made up of higher quality holdings that we believe are robust enough to weather anticipated volatility going forward. Despite aggressive underwriting in certain sectors of the market and relatively tight spreads overall, senior parts of the structured products markets are a reasonable place to find protection from credit excesses while still generating incremental return. Non-agency MBS continues to present attractive risk-adjusted return potential despite a shrinking market. Agency MBS offers better liquidity characteristics, but there is risk as the Fed continues to shrink its position. Finally, super senior ABS and CMBS markets are still solid fundamentally, but tighter spreads have made the sectors less compelling. Within CMBS, the emphasis remains on agency-backed issues, though exposure may be trimmed in favor of other opportunities. The non-agency CMBS allocation continues to emphasize seasoned issues at the top of the capital structure and single asset single borrower deals to avoid the underwriting challenges faced by current vintage non-agency CMBS. Consistent with this defensive posture, the ABS allocation favors sectors that offer strong structures and solid collateral such as federally guaranteed student loans and top of the capital structure CLOs. Finally, agency MBS positioning is focused on specified pools over TBAs given the increasing expense and negative convexity of TBA rolls.

TCW Total Return Bond Fund Receives 2019 Lipper Fund Award

On March 8, 2019, the TCW Total Return Bond Fund was named the Best U.S. Mortgage Fund for the 10-Year Period ended 11/30/18 by Lipper Fund Awards from Refinitiv. The TCW Total Return Bond Fund has been a consistent recipient of the Best U.S. Mortgage Fund designation, for various time periods, by Lipper Fund Awards for over 10 years. For more than three decades, the Refinitiv Lipper Fund Awards have recognized funds and fund management firms for their consistently strong risk-adjusted three-, five- and ten-year performance relative to their peers. Based on Lipper’s quantitative, proprietary methodology, the awards reflect a truly independent and uncompromised assessment of fund performance.

We know that you have many choices when it comes to the management of your financial assets. On behalf of everyone at TCW, I would like to thank you for making the TCW Funds part of your long-term investment plan. We truly value our relationship with you. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

TCW Funds, Inc.

Performance Summary (Unaudited)

	NAV	Six Months Return as of April 30, 2019	Total Return Annualized as of April 30, 2019 (1)					Inception Date
			1-Year	5-Year	10-Year	Since Inception
TCW Core Fixed Income Fund
I Class	$10.93	5.41%	5.26%	2.30%	4.94%	5.87	% (2)	01/01/90	(3)
N Class	$10.90	5.31%	5.04%	2.02%	4.62%	4.89%		02/26/99
TCW Enhanced Commodity Strategy Fund
I Class	$4.92	(0.64)%	(7.53)%	(8.48)%	N/A	(6.57)%		03/31/11
N Class	$4.92	(0.64)%	(7.53)%	(8.50)%	N/A	(6.57)%		03/31/11
TCW Global Bond Fund
I Class	$9.81	4.86%	1.74%	0.52%	N/A	2.17%		11/30/11
N Class	$9.81	4.83%	1.71%	0.52%	N/A	2.17%		11/30/11
TCW High Yield Bond Fund
I Class	$6.36	5.93%	7.02%	4.37%	8.66%	7.13	% (2)	02/01/89	(3)
N Class	$6.41	5.96%	6.93%	4.15%	8.43%	5.29%		02/26/99
TCW Short Term Bond Fund
I Class	$8.60	1.99%	2.81%	1.07%	2.43%	3.88	% (2)	02/01/90	(3)
TCW Total Return Bond Fund
I Class	$9.76	5.10%	5.08%	2.49%	5.85%	6.22%		06/17/93
N Class	$10.06	4.97%	4.75%	2.18%	5.54%	5.66%		02/26/99

(1)	Past performance is not indicative of future performance.
(2)

Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

(3)	Inception date of the predecessor entity.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 98.3% of Net Assets

CORPORATE BONDS — 26.2%

Aerospace/Defense — 0.3%

L3 Technologies, Inc.

4.40%	06/15/28	$2,470,000	$2,608,365

Northrop Grumman Corp.

3.25%	01/15/28	1,170,000	1,151,634

			3,759,999

Agriculture — 0.4%

BAT Capital Corp.

3.56%	08/15/27	3,144,000	2,999,325

4.39%	08/15/37	470,000	427,805

Reynolds American, Inc.

4.45%	06/12/25	610,000	629,755

			4,056,885

Airlines — 0.5%

America West Airlines, Inc. Pass-Through Certificates (01-1) (EETC)

7.10%	10/02/22	1,281,148	1,331,112

Continental Airlines, Inc. Pass-Through Certificates (00-2-A1) (EETC)

7.71%	10/02/22	9,931	10,339

Continental Airlines, Inc. Pass-Through Certificates, (07-1-A) (EETC)

5.98%	10/19/23	796,463	840,228

Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1) (EETC)

7.25%	05/10/21	541,465	552,971

Northwest Airlines LLC Pass-Through Certificates, (01-1-A1) (EETC)

7.04%	10/01/23	420,635	448,271

US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC)

5.90%	04/01/26	1,452,932	1,576,958

US Airways Group, Inc. Pass-Through Certificates, (10-1A) (EETC)

6.25%	10/22/24	333,634	360,570

US Airways Group, Inc. Pass-Through Certificates, (12-2-A) (EETC)

4.63%	12/03/26	601,091	626,098

			5,746,547

Auto Manufacturers — 1.1%

Ford Motor Credit Co. LLC

2.34%	11/02/20	1,500,000	1,475,724

2.43%	06/12/20	650,000	644,446

3.48% (1)	10/12/21	2,265,000	2,224,448

3.82% (3 mo. USD LIBOR + 1.080%) (2)	08/03/22	1,000,000	969,730

5.60%	01/07/22	3,740,000	3,910,945

Issues	Maturity Date	Principal Amount	Value

Auto Manufacturers (Continued)

8.13%	01/15/20	$1,265,000	$1,308,436

General Motors Co.

6.60%	04/01/36	1,545,000	1,698,922

General Motors Financial Co., Inc.

2.40%	05/09/19	555,000	554,973

			12,787,624

Banks — 4.6%

Bank of America Corp.

2.74% (2.738% to 01/23/21 then 3 mo. USD LIBOR + 0.37%) (2)	01/23/22	1,105,000	1,101,666

3.00% (3.004% to 02/20/22 then 3 mo. USD LIBOR + 0.79%) (2)	12/20/23	4,161,000	4,146,069

3.09% (3.093% to 10/01/24 then 3 Mo. USD LIBOR + 1.09%) (2)	10/01/25	2,350,000	2,332,374

3.71% (3 mo. USD LIBOR + 1.512%) (2)	04/24/28	4,110,000	4,144,499

Citigroup, Inc.

8.50%	05/22/19	1,485,000	1,489,828

Discover Bank

7.00%	04/15/20	1,375,000	1,427,353

Goldman Sachs Group, Inc. (The)

2.63%	04/25/21	920,000	917,000

3.81% (3.814% to 04/23/28 then 3 mo. USD LIBOR + 1.158%) (2)	04/23/29	1,615,000	1,605,138

3.85%	07/08/24	2,235,000	2,290,005

4.22% (4.223% to 05/01/28 the 3 mo. USD LIBOR + 1.301%) (2)	05/01/29	610,000	622,954

6.00%	06/15/20	50,000	51,726

JPMorgan Chase & Co.

3.22% (3 mo. USD LIBOR + 1.155%) (2)	03/01/25	2,985,000	2,978,199

3.90%	07/15/25	2,195,000	2,274,631

4.02% (4.023% to 12/05/23 then 3 mo.USD LIBOR + 1.00%) (2)	12/05/24	3,060,000	3,174,642

Lloyds Banking Group PLC (United Kingdom)

2.91% (2.907% to 11/07/22 then 3 mo. USD LIBOR + 0.81%) (2)	11/07/23	1,600,000	1,568,451

4.05%	08/16/23	1,540,000	1,578,686

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2019

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

Lloyds TSB Bank PLC (United Kingdom)

5.80% (3)	01/13/20	$780,000	$796,832

Morgan Stanley

3.52% (3 mo. USD LIBOR + 0.930%) (2)	07/22/22	4,595,000	4,629,745

3.77% (3.772% to 01/24/28 then 3 mo. USD LIBOR + 1.14%) (2)	01/24/29	865,000	873,564

PNC Bank NA

2.25%	07/02/19	1,840,000	1,838,795

Santander UK Group Holdings PLC (United Kingdom)

3.37% (3.373% to 01/05/23 then 3 mo. USD LIBOR + 1.08%) (2)	01/05/24	2,460,000	2,440,460

Santander UK PLC (United Kingdom)

3.40%	06/01/21	2,050,000	2,076,403

Wells Fargo & Co.

2.60%	07/22/20	2,165,000	2,161,420

2.63%	07/22/22	1,840,000	1,824,709

3.00%	04/22/26	4,015,000	3,923,916

3.55%	09/29/25	850,000	866,686

			53,135,751

Beverages — 0.4%

Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.

4.90% (3)	02/01/46	2,285,000	2,308,328

Anheuser-Busch InBev Worldwide, Inc.

4.75%	01/23/29	1,205,000	1,291,242

Bacardi, Ltd.

4.70% (3)	05/15/28	1,240,000	1,267,977

			4,867,547

Biotechnology — 0.7%

Amgen, Inc.

4.40%	05/01/45	1,590,000	1,564,103

Baxalta, Inc.

2.88%	06/23/20	548,000	547,493

Biogen, Inc.

5.20%	09/15/45	1,073,000	1,145,279

Celgene Corp.

3.90%	02/20/28	2,295,000	2,347,774

5.00%	08/15/45	2,020,000	2,167,617

			7,772,266

Chemicals — 0.2%

International Flavors & Fragrances, Inc.

5.00%	09/26/48	1,735,000	1,831,260

Issues	Maturity Date	Principal Amount	Value

Commercial Services — 0.2%

IHS Markit, Ltd.

4.75% (3)	02/15/25	$750,000	$786,495

4.75%	08/01/28	1,750,000	1,826,720

			2,613,215

Diversified Financial Services — 1.0%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)

4.50%	05/15/21	1,690,000	1,725,912

AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust (Netherlands)

5.00%	10/01/21	590,000	614,338

Air Lease Corp.

4.75%	03/01/20	3,120,000	3,164,698

GE Capital International Funding Co. Unlimited Co. (Ireland)

2.34%	11/15/20	3,415,000	3,371,879

4.42%	11/15/35	425,000	398,796

International Lease Finance Corp.

6.25%	05/15/19	1,380,000	1,381,593

Raymond James Financial, Inc.

4.95%	07/15/46	965,000	1,032,368

			11,689,584

Electric — 2.8%

Appalachian Power Co.

3.30%	06/01/27	690,000	682,660

4.45%	06/01/45	690,000	712,539

Dominion Energy, Inc.

3.03% (1)(3)	12/01/20	4,595,000	4,593,621

Duke Energy Florida LLC

2.10%	12/15/19	896,250	893,943

Duke Energy Progress LLC

3.70%	10/15/46	2,575,000	2,485,857

El Paso Electric Co.

3.30%	12/15/22	2,065,000	2,034,285

Emera US Finance LP

2.15%	06/15/19	3,384,000	3,382,382

Entergy Mississippi, Inc.

3.10%	07/01/23	2,755,000	2,765,827

Indiana Michigan Power Co.

4.55%	03/15/46	920,000	977,439

KCP&L Greater Missouri Operations Co.

8.27%	11/15/21	1,100,000	1,242,515

Metropolitan Edison Co.

3.50% (3)	03/15/23	3,030,000	3,055,050

MidAmerican Energy Co.

5.80%	10/15/36	1,655,000	2,021,790

NextEra Energy Capital Holdings, Inc.

3.18% (3 mo. USD LIBOR + 55.0%) (2)	08/28/21	2,000,000	1,998,828

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Electric (Continued)

Niagara Mohawk Power Corp.

2.72% (3)	11/28/22	$920,000	$917,556

Public Service Co. of Oklahoma

4.40%	02/01/21	1,840,000	1,889,330

Puget Energy, Inc.

6.00%	09/01/21	1,820,000	1,938,442

Tucson Electric Power Co.

5.15%	11/15/21	1,000,000	1,043,968

			32,636,032

Energy-Alternate Sources — 0.1%

Alta Wind Holdings LLC

7.00% (3)(4)(5)	06/30/35	937,740	1,002,005

Food — 0.6%

Kraft Heinz Foods Co.

4.38%	06/01/46	1,560,000	1,388,267

5.00%	06/04/42	378,000	365,150

5.38%	02/10/20	143,000	145,532

Kroger Co. (The)

5.40%	01/15/49	1,320,000	1,381,763

Mondelez International Holdings Netherlands BV (Netherlands)

2.00% (3)	10/28/21	920,000	899,280

3.19% (3 mo. USD LIBOR + 0.610%) (2)(3)	10/28/19	2,205,000	2,209,103

			6,389,095

Gas — 0.3%

CenterPoint Energy Resources Corp.

6.25%	02/01/37	1,610,000	1,917,677

KeySpan Gas East Corp.

5.82% (3)	04/01/41	1,551,000	1,875,295

			3,792,972

Healthcare-Products — 0.3%

Becton Dickinson and Co.

3.48% (1)	12/29/20	2,756,000	2,756,557

Healthcare-Services — 1.8%

Anthem, Inc.

3.65%	12/01/27	2,405,000	2,381,306

Cigna Corp.

3.05%	10/15/27	775,000	727,783

Fresenius Medical Care US Finance II, Inc.

5.63% (3)	07/31/19	4,700,000	4,724,542

Hartford HealthCare Corp.

5.75%	04/01/44	2,545,000	2,859,386

HCA, Inc.

5.25%	04/15/25	1,770,000	1,898,005

Issues	Maturity Date	Principal Amount	Value

Healthcare-Services (Continued)

NYU Hospitals Center

4.43%	07/01/42	$2,755,000	$2,900,673

Saint Barnabas Health Care System

4.00%	07/01/28	3,290,000	3,334,242

Sutter Health

2.29%	08/15/53	2,270,000	2,234,352

			21,060,289

Insurance — 0.5%

Berkshire Hathaway Finance Corp.

4.40%	05/15/42	500,000	533,625

Farmers Exchange Capital

7.20% (3)	07/15/48	1,495,000	1,718,541

Farmers Exchange Capital II

6.15% (3 mo. USD LIBOR + 3.744%) (2)(3)	11/01/53	2,065,000	2,208,449

MetLife, Inc.

5.70%	06/15/35	300,000	368,566

Prudential Financial, Inc.

4.50%	11/15/20	920,000	945,130

			5,774,311

Media — 0.9%

CBS Corp.

3.70%	06/01/28	2,395,000	2,347,451

Charter Communications Operating LLC / Charter Communications Operating Capital

3.75%	02/15/28	721,000	700,732

4.91%	07/23/25	2,500,000	2,647,498

5.75%	04/01/48	200,000	212,410

Comcast Corp.

4.60%	10/15/38	3,820,000	4,118,519

NBCUniversal Media LLC

5.15%	04/30/20	200,000	204,737

			10,231,347

Miscellaneous Manufacturers — 1.0%

General Electric Capital Corp.

3.15%	09/07/22	287,000	286,310

General Electric Co.

3.16% (3 mo. USD LIBOR + 0.480%) (2)	08/15/36	3,045,000	2,369,287

4.63%	01/07/21	2,080,000	2,134,890

4.65%	10/17/21	1,205,000	1,249,282

5.50%	01/08/20	2,660,000	2,705,253

5.55%	01/05/26	1,840,000	1,988,926

6.75%	03/15/32	1,000,000	1,170,457

			11,904,405

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2019

Issues	Maturity Date	Principal Amount	Value

Oil & Gas — 0.3%

Petroleos Mexicanos

6.50%	03/13/27	$1,105,000	$1,118,592

6.50%	01/23/29	2,495,000	2,495,000

			3,613,592

Packaging & Containers — 0.4%

Amcor Finance USA, Inc.

3.63% (3)	04/28/26	1,380,000	1,365,662

WestRock MWV LLC

7.38%	09/01/19	1,840,000	1,866,442

WRKCo, Inc.

4.90%	03/15/29	1,225,000	1,314,593

			4,546,697

Pharmaceuticals — 1.8%

AbbVie, Inc.

3.60%	05/14/25	953,000	959,409

4.40%	11/06/42	650,000	606,070

4.45%	05/14/46	50,000	46,604

Actavis, Inc.

3.25%	10/01/22	936,000	933,988

Bayer US Finance II LLC

4.38% (3)	12/15/28	2,840,000	2,847,851

CVS Health Corp.

3.88%	07/20/25	3,600,000	3,624,840

5.05%	03/25/48	3,870,000	3,824,878

Halfmoon Parent, Inc.

4.13% (3)	11/15/25	4,545,000	4,701,625

Shire Acquisitions Investments Ireland DAC (Ireland)

1.90%	09/23/19	3,525,000	3,511,785

			21,057,050

Pipelines — 1.9%

Enbridge Energy Partners LP

5.88%	10/15/25	333,000	377,741

Energy Transfer Partners LP

5.15%	03/15/45	1,100,000	1,073,806

5.95%	10/01/43	630,000	670,758

Florida Gas Transmission Co. LLC

7.90% (3)	05/15/19	1,150,000	1,151,879

Panhandle Eastern Pipe Line Co. LP

8.13%	06/01/19	760,000	762,742

Plains All American Pipeline LP / PAA Finance Corp.

4.65%	10/15/25	2,115,000	2,215,722

Rockies Express Pipeline LLC

4.95% (3)	07/15/29	1,000,000	1,001,969

Ruby Pipeline LLC

6.00% (3)	04/01/22	1,851,515	1,818,267

Sabine Pass Liquefaction LLC

5.75%	05/15/24	905,000	994,457

Issues	Maturity Date	Principal Amount	Value

Pipelines (Continued)

Southern Natural Gas Co. LLC

7.35%	02/15/31	$2,380,000	$2,917,580

Sunoco Logistics Partners Operations LP

5.40%	10/01/47	825,000	832,924

TC PipeLines LP

4.38%	03/13/25	1,840,000	1,885,163

Tennessee Gas Pipeline Co.

8.38%	06/15/32	1,920,000	2,520,274

Texas Eastern Transmission LP

2.80% (3)	10/15/22	920,000	907,183

TransCanada PipeLines, Ltd. (Canada)

6.10%	06/01/40	375,000	444,645

Williams Partners LP

3.90%	01/15/25	920,000	938,922

6.30%	04/15/40	1,150,000	1,331,829

			21,845,861

REIT — 2.0%

American Campus Communities Operating Partnership LP

3.35%	10/01/20	1,840,000	1,848,283

4.13%	07/01/24	425,000	436,053

AvalonBay Communities, Inc.

3.95%	01/15/21	920,000	935,889

Boston Properties LP

2.75%	10/01/26	1,000,000	952,067

3.20%	01/15/25	1,605,000	1,600,122

GLP Capital LP / GLP Financing II, Inc.

5.30%	01/15/29	1,280,000	1,357,178

5.38%	04/15/26	1,308,000	1,384,596

5.75%	06/01/28	1,600,000	1,724,080

HCP, Inc.

3.88%	08/15/24	2,110,000	2,161,299

4.00%	12/01/22	1,000,000	1,030,801

4.25%	11/15/23	1,000,000	1,041,496

Healthcare Realty Trust, Inc.

3.75%	04/15/23	1,840,000	1,855,310

Host Hotels & Resorts LP

5.25%	03/15/22	1,840,000	1,924,718

SL Green Operating Partnership LP

3.25%	10/15/22	2,380,000	2,378,484

SL Green Realty Corp.

7.75%	03/15/20	920,000	958,467

Ventas Realty LP

3.85%	04/01/27	690,000	695,353

Welltower, Inc.

3.75%	03/15/23	555,000	569,885

4.95%	01/15/21	545,000	561,197

			23,415,278

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Retail — 0.2%

Alimentation Couche-Tard, Inc. (Canada)

3.55% (3)	07/26/27	$1,710,000	$1,678,729

Savings & Loans — 0.1%

Nationwide Building Society (United Kingdom)

3.62% (1)(3)	04/26/23	800,000	805,419

Semiconductors — 0.2%

Broadcom Corp. / Broadcom Cayman Finance, Ltd.

2.38%	01/15/20	2,675,000	2,663,567

Telecommunications — 1.5%

AT&T, Inc.

4.75%	05/15/46	1,700,000	1,690,843

4.80%	06/15/44	890,000	893,792

4.85%	03/01/39	1,554,000	1,591,492

5.25%	03/01/37	3,155,000	3,386,299

Qwest Corp.

7.25%	09/15/25	920,000	1,008,550

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC

3.36% (3)	03/20/23	625,000	624,219

4.74% (3)	09/20/29	3,240,000	3,308,850

Verizon Communications, Inc.

4.27%	01/15/36	1,324,000	1,363,035

5.25%	03/16/37	1,380,000	1,564,237

Vodafone Group PLC (United Kingdom)

4.38%	05/30/28	1,470,000	1,515,055

			16,946,372

Trucking & Leasing — 0.1%

Park Aerospace Holdings, Ltd.

4.50% (3)	03/15/23	1,000,000	1,012,664

Total Corporate Bonds

(Cost: $293,064,036)			301,392,920

MUNICIPAL BONDS — 0.9%

Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York

4.93%	04/01/20	90,000	90,920

Los Angeles Unified School District/CA, General Obligation

5.76%	07/01/29	2,500,000	2,950,200

New York State Dormitory Authority, Revenue Bond

5.50%	03/15/30	2,480,000	2,859,241

New York State, Build America Bonds, General Obligation

5.82%	10/01/31	730,000	760,733

State of California, General Obligation

7.95%	03/01/36	3,000,000	3,126,450

Total Municipal Bonds

(Cost: $10,152,096)			9,787,544

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES — 7.6%

321 Henderson Receivables I LLC (13-3A-A)

4.08% (3)	01/17/73	$1,520,293	$1,571,597

321 Henderson Receivables I LLC (14-2A-A)

3.61% (3)	01/17/73	1,783,825	1,805,483

Academic Loan Funding Trust (12-1A-A2)

3.58% (1 mo. USD LIBOR + 1.100%) (2)(3)	12/27/44	2,365,457	2,379,568

Babson CLO, Ltd. (16-2A-AR)

3.67% (1)(3)	07/20/28	3,100,000	3,102,161

Brazos Education Loan Authority, Inc. (12-1-A1)

3.18% (1 mo. USD LIBOR + 0.700%) (2)	12/26/35	886,109	885,305

Brazos Higher Education Authority, Inc. (10-1-A2)

3.85% (3 mo. USD LIBOR + 1.200%) (2)	02/25/35	675,000	691,869

Brazos Higher Education Authority, Inc. (11-1-A3)

3.70% (3 mo. USD LIBOR + 1.050%) (2)	11/25/33	1,695,000	1,710,910

Dryden XXVI Senior Loan Fund (13-26A-AR)

3.50% (1)(3)	04/15/29	2,200,000	2,182,697

Educational Funding of the South, Inc. (11-1-A2)

3.23% (3 mo. USD LIBOR + 0.650%) (2)	04/25/35	1,303,060	1,297,168

Educational Services of America, Inc. (12-2-A)

3.21% (1 mo. USD LIBOR + 0.730%) (2)(3)	04/25/39	638,142	634,079

GCO Education Loan Funding Master Trust (06-2AR-A1RN)

3.13% (1 mo. USD LIBOR + 0.650%) (2)(3)	08/27/46	2,629,392	2,508,738

Global SC Finance SRL (14-1A-A2)

3.09% (3)	07/17/29	1,619,625	1,601,501

GoldenTree Loan Opportunities IX, Ltd. (14-9A-AR2)

3.69% (1)(3)	10/29/29	3,100,000	3,094,775

Higher Education Funding I (14-1-A)

3.70% (3 mo. USD LIBOR + 1.050%) (2)(3)	05/25/34	2,695,551	2,715,195

Magnetite XI, Ltd. (14-11A-A1R)

3.72% (3 mo. USD LIBOR + 1.120%) (2)(3)	01/18/27	1,903,472	1,905,660

Navient Student Loan Trust (14-2-A)

3.12% (1 mo. USD LIBOR + 0.640%) (2)	03/25/83	3,721,817	3,668,921

Navient Student Loan Trust (14-3-A)

3.10% (1 mo. USD LIBOR + 0.620%) (2)	03/25/83	3,830,222	3,791,574

Navient Student Loan Trust (14-4-A)

3.10% (1 mo. USD LIBOR + 0.620%) (2)	03/25/83	1,848,594	1,814,308

Navient Student Loan Trust (16-1A-A)

3.18% (1 mo. USD LIBOR + 0.700%) (2)(3)	02/25/70	3,748,322	3,743,430

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2019

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Navient Student Loan Trust (17-3A-A3)

3.53% (1 mo. USD LIBOR + 1.050%) (2)(3)	07/26/66	$4,400,000	$4,450,112

Nelnet Student Loan Trust (11-1A-A)

3.33% (1 mo. USD LIBOR + 0.850%) (2)(3)	02/25/48	2,270,387	2,290,025

Nelnet Student Loan Trust (14-4A-A2)

3.43% (1 mo. USD LIBOR + 0.950%) (2)(3)	11/25/48	2,965,000	2,949,316

Octagon Investment Partners 25, Ltd. (15-1A-AR)

3.39% (1)(3)	10/20/26	4,500,000	4,485,611

PHEAA Student Loan Trust (15-1A-A)

3.08% (1 mo. USD LIBOR + 0.600%) (2)(3)	10/25/41	1,858,385	1,841,247

SLM Student Loan Trust (03-7A-A5A)

3.81% (3 mo. USD LIBOR + 1.200%) (2)(3)	12/15/33	2,909,950	2,914,544

SLM Student Loan Trust (06-2-A6)

2.75% (3 mo. USD LIBOR + 0.170%) (2)	01/25/41	3,129,235	3,037,336

SLM Student Loan Trust (06-8-A6)

2.74% (3 mo. USD LIBOR + 0.160%) (2)	01/25/41	3,400,000	3,255,028

SLM Student Loan Trust (08-2-B)

3.78% (3 mo. USD LIBOR + 1.200%) (2)	01/25/83	710,000	683,671

SLM Student Loan Trust (08-3-B)

3.78% (3 mo. USD LIBOR + 1.200%) (2)	04/26/83	710,000	680,167

SLM Student Loan Trust (08-4-A4)

4.23% (3 mo. USD LIBOR + 1.650%) (2)	07/25/22	5,153,866	5,215,973

SLM Student Loan Trust (08-4-B)

4.43% (3 mo. USD LIBOR + 1.850%) (2)	04/25/73	710,000	721,346

SLM Student Loan Trust (08-5-B)

4.43% (3 mo. USD LIBOR + 1.850%) (2)	07/25/73	710,000	721,129

SLM Student Loan Trust (08-6-A4)

3.68% (3 mo. USD LIBOR + 1.100%) (2)	07/25/23	4,154,149	4,157,740

SLM Student Loan Trust (08-6-B)

4.43% (3 mo. USD LIBOR + 1.850%) (2)	07/26/83	710,000	723,500

SLM Student Loan Trust (08-7-B)

4.43% (3 mo. USD LIBOR + 1.850%) (2)	07/26/83	710,000	724,100

SLM Student Loan Trust (08-8-B)

4.83% (3 mo. USD LIBOR + 2.250%) (2)	10/25/75	710,000	729,297

SLM Student Loan Trust (08-9-A)

4.08% (3 mo. USD LIBOR + 1.500%) (2)	04/25/23	1,639,701	1,660,826

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust (08-9-B)

4.83% (3 mo. USD LIBOR + 2.250%) (2)	10/25/83	$710,000	$727,518

SLM Student Loan Trust (11-2-A2)

3.68% (1 mo. USD LIBOR + 1.200%) (2)	10/25/34	2,000,000	2,039,935

SLM Student Loan Trust (12-7-A3)

3.13% (1 mo. USD LIBOR + 0.650%) (2)	05/26/26	2,180,128	2,148,904

Total Asset-backed Securities

(Cost: $86,130,178)			87,262,264

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 4.5%

Fannie Mae (14-M12-FA) (ACES)

2.78% (1 mo. USD LIBOR + 0.300%) (2)	10/25/21	525,676	524,759

Fannie Mae, Pool #AE0134

4.40%	02/01/20	202,002	204,030

Fannie Mae, Pool #AM3058

3.41%	04/01/28	3,394,047	3,514,124

Fannie Mae, Pool #AM8645

2.69%	05/01/27	4,652,469	4,581,579

Fannie Mae, Pool #AM9536

3.34%	08/01/30	2,950,568	3,028,440

Fannie Mae, Pool #AN0245

3.42%	11/01/35	2,184,343	2,230,803

Fannie Mae, Pool #AN5742

3.19%	05/01/30	3,377,806	3,382,459

Fannie Mae, Pool #AN5977

3.49%	02/01/33	3,000,000	3,055,727

Fannie Mae, Pool #AN9655

3.71%	06/01/30	4,480,000	4,717,235

Fannie Mae, Pool #BL0844

3.87%	02/01/29	5,965,000	6,357,552

Freddie Mac Multifamily Structured Pass-Through Certificates (K158 -A3)

0.00% (6)	10/25/33	2,250,000	2,410,135

Freddie Mac Multifamily Structured Pass-Through Certificates (K155-A3)

3.75%	04/25/33	4,045,000	4,275,730

Freddie Mac Multifamily Structured Pass-Through Certificates (KJ05-A1)

1.42%	05/25/21	1,985,222	1,968,572

Freddie Mac Multifamily Structured Pass-Through Certificates (Q004-A2H)

3.05% (1)	01/25/46	6,278,121	6,293,023

Freddie Mac Multifamily Structured Pass-Through Certificates (Q006-A-PT2)

2.49% (1)	09/25/26	4,741,327	4,773,924

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

NCUA Guaranteed Notes (11-C1-2A)

3.13% (1 mo. USD LIBOR + 0.530%) (2)	03/09/21	$652,913	$653,313

Total Commercial Mortgage-backed Securities — Agency

(Cost: $51,178,923)			51,971,405

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 1.6%

BAMLL Commercial Mortgage Securities Trust (18-PARK-A)

4.23% (1)(3)	08/10/38	1,930,000	2,062,534

BBCMS Trust (13-TYSN-A2)

3.76% (3)	09/05/32	1,740,000	1,761,347

CALI Mortgage Trust (19-101C-A)

3.96% (3)	03/10/39	1,285,000	1,356,866

CGRBS Commercial Mortgage Trust (13-VN05-A)

3.37% (3)	03/13/35	1,700,000	1,723,808

CityLine Commercial Mortgage Trust (16-CLNE-A)

2.87% (1)(3)	11/10/31	1,815,000	1,807,677

COMM Mortgage Trust (13-300P-A1)

4.35% (3)	08/10/30	1,515,000	1,599,615

COMM Mortgage Trust (14-277P-A)

3.73% (1)(3)	08/10/49	400,000	415,038

COMM Mortgage Trust (16-787S-A)

3.55% (3)	02/10/36	1,635,000	1,675,628

Core Industrial Trust (15-CALW-A)

3.04% (3)	02/10/34	1,375,573	1,387,176

SFAVE Commercial Mortgage Securities Trust (15-5AVE-A1)

3.87% (1)(3)	01/05/43	1,710,000	1,704,860

VNDO Mortgage Trust (12-6AVE-A)

3.00% (3)	11/15/30	1,550,000	1,560,627

VNDO Mortgage Trust (13-PENN-A)

3.81% (3)	12/13/29	1,675,000	1,698,371

WF-RBS Commercial Mortgage Trust (11-C4-A3)

4.39% (3)	06/15/44	57,562	57,575

Total Commercial Mortgage-backed Securities — Non-agency

(Cost: $18,774,720)			18,811,122

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 28.5%

Fannie Mae (01-14-SH) (I/F)

19.16% (-3.50 x 1 mo. USD LIBOR + 27.825%) (2)	03/25/30	130,148	189,997

Fannie Mae (01-34-FV)

2.98% (1 mo. USD LIBOR + 0.500%) (2)	08/25/31	173,735	174,824

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (04-W10-A6) (PAC)

5.75%	08/25/34	$1,937,761	$2,073,524

Fannie Mae (07-89-GF)

3.00% (1 mo. USD LIBOR + 0.520%) (2)	09/25/37	696,704	699,724

Fannie Mae (08-30-SA) (I/O) (I/F)

4.37% (-1.00 x 1 mo. USD LIBOR + 6.850%) (2)	04/25/38	110,797	19,581

Fannie Mae (08-62-SN) (I/O) (I/F)

3.72% (-1.00 x 1 mo. USD LIBOR + 6.200%) (2)	07/25/38	162,122	25,869

Fannie Mae (09-64-TB)

4.00%	08/25/29	1,677,719	1,734,568

Fannie Mae (09-68-SA) (I/O) (I/F)

4.27% (-1.00 x 1 mo. USD LIBOR + 6.750%) (2)	09/25/39	80,839	13,650

Fannie Mae (10-26-AS) (I/O) (I/F)

3.85% (-1.00 x 1 mo. USD LIBOR + 6.330%) (2)	03/25/40	1,304,297	162,872

Fannie Mae (11-111-DB)

4.00%	11/25/41	4,000,000	4,177,956

Fannie Mae, Pool #254634

5.50%	02/01/23	8,906	9,373

Fannie Mae, Pool #596686

6.50%	11/01/31	11,924	13,049

Fannie Mae, Pool #679263

4.50%	11/01/24	12,733	13,251

Fannie Mae, Pool #727575

5.00%	06/01/33	39,177	41,350

Fannie Mae, Pool #748751

5.50%	10/01/33	93,838	99,151

Fannie Mae, Pool #AB2127

3.50%	01/01/26	860,695	881,449

Fannie Mae, Pool #AL0209

4.50%	05/01/41	661,349	708,210

Fannie Mae, Pool #AL0851

6.00%	10/01/40	665,300	744,889

Fannie Mae, Pool #AS9830

4.00%	06/01/47	4,685,883	4,834,971

Fannie Mae, Pool #CA1710

4.50%	05/01/48	7,526,809	7,850,055

Fannie Mae, Pool #CA1711

4.50%	05/01/48	5,346,889	5,576,516

Fannie Mae, Pool #CA2208

4.50%	08/01/48	4,797,146	4,997,264

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2019

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae, Pool #CA2327

4.00%	09/01/48	$1,311,638	$1,366,484

Fannie Mae, Pool #MA1146

4.00%	08/01/42	2,134,229	2,221,017

Fannie Mae, Pool #MA1561

3.00%	09/01/33	3,057,093	3,072,328

Fannie Mae, Pool #MA1584

3.50%	09/01/33	4,789,803	4,898,070

Fannie Mae, Pool #MA2995

4.00%	05/01/47	98,894	101,890

Fannie Mae, Pool #MA3182

3.50%	11/01/47	1,599,576	1,619,237

Fannie Mae TBA, 15 Year

3.00% (7)	03/01/33	730,000	733,721

Fannie Mae TBA, 30 Year

4.50% (7)	07/01/48	5,685,000	5,916,286

5.00% (7)	08/01/48	4,425,000	4,664,486

Freddie Mac (2439-KZ)

6.50%	04/15/32	136,349	152,674

Freddie Mac (2575-FD) (PAC)

2.92% (1 mo. USD LIBOR + 0.450%) (2)	02/15/33	325,561	326,437

Freddie Mac (2662-MT) (TAC)

4.50%	08/15/33	208,628	216,568

Freddie Mac (3315-S) (I/O) (I/F)

3.94% (-1.00 x 1 mo. USD LIBOR + 6.410%) (2)	05/15/37	34,757	4,023

Freddie Mac (3339-JS) (I/F)

26.76% (-6.50 x 1 mo. USD LIBOR + 42.835%) (2)	07/15/37	456,234	856,069

Freddie Mac (3351-ZC)

5.50%	07/15/37	347,846	383,037

Freddie Mac (3380-SM) (I/O) (I/F)

3.94% (-1.00 x 1 mo. USD LIBOR + 6.410%) (2)	10/15/37	561,301	95,101

Freddie Mac (3382-FL)

3.17% (1 mo. USD LIBOR + 0.700%) (2)	11/15/37	191,783	193,369

Freddie Mac (3439-SC) (I/O) (I/F)

3.43% (-1.00 x 1 mo. USD LIBOR + 5.900%) (2)	04/15/38	1,907,985	251,161

Freddie Mac (3578-DI) (I/O) (I/F)

4.18% (-1.00 x 1 mo. USD LIBOR + 6.650%) (2)	04/15/36	798,141	120,761

Freddie Mac (4818-CA)

3.00%	04/15/48	3,116,542	3,085,027

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac, Pool #A97179

4.50%	03/01/41	$2,043,098	$2,183,391

Freddie Mac, Pool #B15026

5.00%	06/01/19	126	128

Freddie Mac, Pool #B15591

5.00%	07/01/19	196	199

Freddie Mac, Pool #C90526

5.50%	02/01/22	6,526	6,696

Freddie Mac, Pool #G06360

4.00%	03/01/41	2,509,228	2,617,408

Freddie Mac, Pool #G06498

4.00%	04/01/41	1,831,599	1,916,052

Freddie Mac, Pool #G06499

4.00%	03/01/41	1,321,823	1,378,836

Freddie Mac, Pool #G07849

3.50%	05/01/44	1,476,165	1,505,137

Freddie Mac, Pool #G07924

3.50%	01/01/45	2,912,857	2,977,333

Freddie Mac, Pool #G08710

3.00%	06/01/46	4,625,381	4,579,701

Freddie Mac, Pool #G08711

3.50%	06/01/46	8,849,353	8,970,566

Freddie Mac, Pool #G08715

3.00%	08/01/46	8,668,246	8,582,629

Freddie Mac, Pool #G08716

3.50%	08/01/46	5,937,426	6,015,072

Freddie Mac, Pool #G08721

3.00%	09/01/46	7,013,942	6,944,666

Freddie Mac, Pool #G08722

3.50%	09/01/46	2,342,597	2,373,388

Freddie Mac, Pool #G08726

3.00%	10/01/46	6,720,075	6,652,413

Freddie Mac, Pool #G08732

3.00%	11/01/46	6,518,998	6,453,360

Freddie Mac, Pool #G08795

3.00%	01/01/48	1,339,026	1,324,152

Freddie Mac, Pool #G08800

3.50%	02/01/48	7,007,515	7,079,546

Freddie Mac, Pool #G08816

3.50%	06/01/48	2,130,635	2,152,343

Freddie Mac, Pool #G08826

5.00%	06/01/48	1,649,158	1,742,998

Freddie Mac, Pool #G16584

3.50%	08/01/33	5,698,058	5,829,595

Freddie Mac, Pool #G18592

3.00%	03/01/31	1,979,713	1,994,557

Freddie Mac, Pool #G18670

3.00%	12/01/32	1,494,346	1,503,221

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac, Pool #G18713

3.50%	11/01/33	$4,765,773	$4,873,818

Freddie Mac, Pool #G60344

4.00%	12/01/45	1,332,815	1,391,354

Freddie Mac, Pool #G67700

3.50%	08/01/46	1,980,881	2,022,871

Freddie Mac, Pool #G67703

3.50%	04/01/47	11,739,668	11,981,182

Freddie Mac, Pool #G67706

3.50%	12/01/47	7,913,148	8,008,098

Freddie Mac, Pool #G67707

3.50%	01/01/48	13,773,921	14,067,209

Freddie Mac, Pool #G67708

3.50%	03/01/48	15,406,893	15,657,674

Freddie Mac, Pool #G67710

3.50%	03/01/48	13,475,121	13,668,744

Freddie Mac, Pool #G67711

4.00%	03/01/48	4,416,263	4,607,473

Freddie Mac, Pool #G67718

4.00%	01/01/49	5,787,157	6,017,378

Freddie Mac, Pool #Q05261

3.50%	12/01/41	2,091,183	2,142,699

Freddie Mac, Pool #Q20178

3.50%	07/01/43	3,562,070	3,639,010

Ginnie Mae (08-27-SI) (I/O) (I/F)

3.99% (-1.00 x 1 mo. USD LIBOR + 6.470%) (2)	03/20/38	339,033	56,045

Ginnie Mae (08-81-S) (I/O) (I/F)

3.72% (-1.00 x 1 mo. USD LIBOR + 6.200%) (2)	09/20/38	1,295,653	208,455

Ginnie Mae (09-66-UF)

3.48% (1 mo. USD LIBOR + 1.000%) (2)	08/16/39	514,712	525,476

Ginnie Mae (10-1-S) (I/O) (I/F)

3.27% (-1.00 x 1 mo. USD LIBOR + 5.750%) (2)	01/20/40	2,038,355	216,029

Ginnie Mae (18-124-NW)

3.50%	09/20/48	2,563,105	2,601,275

Ginnie Mae, Pool #608259

4.50%	08/15/33	41,180	43,150

Ginnie Mae, Pool #782114

5.00%	09/15/36	138,051	148,006

Ginnie Mae, Pool #MA4127

3.50%	12/20/46	4,615,377	4,700,805

Ginnie Mae II, Pool #MA3521

3.50%	03/20/46	3,658,843	3,727,903

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Ginnie Mae II, Pool #MA3597

3.50%	04/20/46	$3,535,878	$3,602,617

Ginnie Mae II, Pool #MA3663

3.50%	05/20/46	3,569,963	3,637,346

Ginnie Mae II, Pool #MA4126

3.00%	12/20/46	9,222,526	9,212,273

Ginnie Mae II, Pool #MA4196

3.50%	01/20/47	3,016,420	3,070,678

Ginnie Mae II, Pool #MA4454

5.00%	05/20/47	1,236,454	1,301,085

Ginnie Mae II, Pool #MA4510

3.50%	06/20/47	1,741,249	1,771,051

Ginnie Mae II, Pool #MA4589

5.00%	07/20/47	3,331,031	3,495,371

Ginnie Mae II, Pool #MA4722

5.00%	09/20/47	1,159,329	1,217,030

Ginnie Mae II, Pool #MA4777

3.00%	10/20/47	1,288,877	1,285,799

Ginnie Mae II, Pool #MA4836

3.00%	11/20/47	5,086,692	5,078,517

Ginnie Mae II, Pool #MA4837

3.50%	11/20/47	11,508,146	11,705,111

Ginnie Mae II, Pool #MA4838

4.00%	11/20/47	3,618,365	3,734,527

Ginnie Mae II, Pool #MA4901

4.00%	12/20/47	6,342,840	6,546,467

Ginnie Mae II, Pool #MA5078

4.00%	03/20/48	5,653,228	5,827,862

Ginnie Mae II, Pool #MA5399

4.50%	08/20/48	13,554,782	14,055,774

Ginnie Mae II, Pool #MA5466

4.00%	09/20/48	403,317	415,570

Ginnie Mae II, Pool #MA5467

4.50%	09/20/48	884,832	917,890

Total Residential Mortgage-backed Securities — Agency

(Cost: $328,318,452)			327,282,848

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 7.9%

Aames Mortgage Investment Trust (06-1-A4)

3.04% (1 mo. USD LIBOR + 0.560%) (2)	04/25/36	6,840,000	6,777,231

Aegis Asset Backed Securities Trust (05-5-2A)

2.73% (1 mo. USD LIBOR + 0.250%) (2)	12/25/35	4,003,445	4,006,575

Banc of America Funding Trust (15-R2-9A1)

2.69% (1 mo. USD LIBOR + 0.215%) (2)(3)	03/27/36	2,112,143	2,107,295

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2019

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Bear Stearns Asset-Backed Securities Trust (06-HE1-1M1)

2.89% (1 mo. USD LIBOR + 0.410%) (2)	12/25/35	$200,593	$202,431

Centex Home Equity (02-C-AF6)

4.50% (1)	09/25/32	17,366	17,446

CIM Trust (17-7-A)

3.00% (1)(3)	04/25/57	6,570,506	6,535,180

Citigroup Mortgage Loan Trust (06-2AD)

2.73%	08/25/36	2,636,574	2,594,473

Citigroup Mortgage Loan Trust, Inc. (05-5-2A2)

5.75% (8)	08/25/35	324,819	254,714

COLT Mortgage Loan Trust (17-2-A1A)

2.42% (1)(3)	10/25/47	5,063,602	5,040,202

Conseco Financial Corp. (98-6-A8)

6.66% (1)	06/01/30	531,210	551,308

Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA)

5.75%	04/22/33	7,450	7,830

Credit Suisse Mortgage Capital Certificates (15-5R-1A1)

3.32% (1)(3)	09/27/46	3,579,486	3,542,282

CSMC Series, Ltd. (10-3R-2A3)

4.50% (1)(3)	12/26/36	3,601,000	3,666,741

CSMC Trust (14-7R-8A1)

3.79% (1)(3)	07/27/37	2,785,000	2,787,600

CSMC Trust (18-RPL9-A)

3.85% (1)(3)	09/25/57	5,605,491	5,702,682

GS Mortgage-Backed Securities Trust (18-RPL1-A1A)

3.75% (3)	10/25/57	5,475,195	5,419,803

GSAA Home Equity Trust (05-11-2A2)

2.80% (1 mo. USD LIBOR + 0.320%) (2)	10/25/35	1,520,813	1,506,990

Home Equity Asset Trust (06-3-1A1)

2.68% (1 mo. USD LIBOR + 0.200%) (2)	07/25/36	3,006,227	3,011,196

Indymac Index Mortgage Loan Trust (05-AR6-2A1)

2.96% (1 mo. USD LIBOR + 0.480%) (2)	04/25/35	827,782	800,439

Mid-State Trust (04-1-B)

8.90%	08/15/37	1,139,179	1,299,801

Morgan Stanley Capital, Inc. (04-WMC2-M1)

3.39% (1 mo. USD LIBOR + 0.915%) (2)	07/25/34	1,170,847	1,180,909

Morgan Stanley Home Equity Loan Trust (05-1-M3)

3.26% (1 mo. USD LIBOR + 0.780%) (2)	12/25/34	1,683,982	1,696,551

Morgan Stanley Mortgage Loan Trust (04-3-4A)

5.63% (1)	04/25/34	193,384	208,809

New Century Home Equity Loan Trust (05-3-M2)

3.21% (1 mo. USD LIBOR + 0.735%) (2)	07/25/35	266,658	267,417

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

New Century Home Equity Loan Trust (05-D-A1)

2.70% (1 mo. USD LIBOR + 0.220%) (2)	02/25/36	$5,342,539	$5,292,596

Nomura Resecuritization Trust (14-5R-3A1)

2.72% (1 mo. USD LIBOR + 0.240%) (2)(3)	05/26/37	491,529	491,549

Nomura Resecuritization Trust (15-5R-2A1)

4.50% (1)(3)	03/26/35	1,725,619	1,748,793

Option One Mortgage Loan Trust (05-2-M1)

3.14% (1 mo. USD LIBOR + 0.660%) (2)	05/25/35	3,612,387	3,621,575

Structured Asset Investment Loan Trust (04-6-A3)

3.28% (1 mo. USD LIBOR + 0.800%) (2)	07/25/34	3,555,212	3,515,895

Structured Asset Securities Corp. (03-34A-5A4)

4.57% (1)	11/25/33	374,170	384,803

WaMu Mortgage Pass-Through Certificates (05-AR15-A1A1)

2.74% (1 mo. USD LIBOR + 0.260%) (2)	11/25/45	5,025,230	5,043,615

WaMu Mortgage Pass-Through Certificates (05-AR3-A2)

4.46% (1)	03/25/35	1,491,436	1,521,861

Wells Fargo Alternative Loan Trust (07-PA3-2A1)

6.00%	07/25/37	113,869	112,275

Wells Fargo Home Equity Asset-Backed Securities Trust (05-3-M6)

3.48% (1 mo. USD LIBOR + 1.005%) (2)	11/25/35	4,087,681	4,097,989

Wells Fargo Home Equity Trust (04-2-A33)

3.48% (1 mo. USD LIBOR + 1.000%) (2)	10/25/34	6,136,411	6,144,930

Total Residential Mortgage-backed Securities — Non-agency

(Cost: $89,559,629)			91,161,786

U.S. TREASURY SECURITIES — 21.1%

U.S. Treasury Inflation Indexed Note

0.13% (9)	07/15/24	351,255	347,681

0.38% (9)	07/15/25	2,744,358	2,741,675

0.75% (9)	07/15/28	4,294,301	4,385,652

U.S. Treasury Note

2.13%	03/31/24	78,849,000	78,273,032

2.25%	03/31/21	20,845,000	20,835,229

2.25%	04/30/21	9,350,000	9,346,530

2.25%	04/30/24	20,475,000	20,445,410

2.63%	02/15/29	23,568,000	23,812,482

3.00%	02/15/49	81,773,000	82,822,869

Total U.S. Treasury Securities

(Cost: $241,397,195)			243,010,560

Total Fixed Income Securities

(Cost: $1,118,575,229)			1,130,680,449

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues		Shares	Value

MONEY MARKET INVESTMENTS — 2.0%

Dreyfus Government Cash Management Fund — Institutional Shares,

2.33% (10)		424,000	$424,000

State Street Institutional U.S. Government Money Market Fund — Premier Class,

2.37% (10)		22,688,313	22,688,313

Total Money Market Investments

(Cost: $23,112,313)			23,112,313

	Maturity Date	Principal Amount

SHORT TERM INVESTMENTS — 1.2%

U.S. TREASURY SECURITIES — 1.2%

U.S. Treasury Bill

2.41% (11)	10/24/19	$3,805,000	3,761,192

2.37% (11)(12)	06/20/19	1,342,000	1,337,573

2.32% (11)	05/21/19	8,617,000	8,605,561

Total U.S. Treasury Securities

(Cost: $13,703,836)			13,704,326

Total Short Term Investments

(Cost: $13,703,836)			13,704,326

Total Investments (101.5%)

(Cost: $1,155,391,378)			1,167,497,088

Liabilities In Excess Of Other Assets (-1.5%)			(16,942,601)

Net Assets (100.0%)			$1,150,554,487

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation
Long Futures
421	2-Year U.S. Treasury Note Futures	06/28/19	$89,351,170	$89,676,289	$325,119
34	2-Year U.S. Treasury Note Futures	09/30/19	7,247,881	7,254,750	6,869
991	5-Year U.S. Treasury Note Futures	06/28/19	113,722,815	114,599,859	877,044
52	5-Year U.S. Treasury Note Futures	09/30/19	6,008,542	6,019,000	10,458

			$216,330,408	$217,549,898	$1,219,490

Centrally Cleared-Interest Rate Swap Agreements

Notional Amount	Expiration Date	Payment Frequency	Payment Made by Fund	Payment Received by Fund	Unrealized Appreciation/ (Depreciation)	Premium Paid	Value
$ 66,260,000 (13)	04/11/22	Quarterly	3 Month USD LIBOR	2.2635%	$69,918	$—	$69,918
27,240,000 (13)	04/11/25	Quarterly	2.3370%	3 Month USD LIBOR	(36,216)	—	(36,216)

					$33,702	$—	$33,702

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2019

Notes to Schedule of Investments:

ABS -	Asset-Backed Securities.
ACES -	Alternative Credit Enhancement Securities.
CLO -	Collateralized Loan Obligation.
EETC -	Enhanced Equipment Trust Certificate.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
REIT -	Real Estate Investment Trust.
TAC -	Target Amortization Class.
TBA -	To be Announced.
(1)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2019.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2019, the value of these securities amounted to $151,616,379 or 13.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Restricted security (Note 11).
(6)	Security is not accruing interest.
(7)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(8)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(9)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.
(10)	Rate disclosed is the 7-day net yield as of April 30, 2019.
(11)	Rate shown represents yield-to-maturity.
(12)	All or a portion of this security is held as collateral for open futures contracts.
(13)	This instrument has a forward starting effective date. See Note 3, Portfolio Investments in the Notes to Financial Statements for further information.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Investments by Sector (Unaudited)	April 30, 2019

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities — Agency	28.5%
Corporate Bonds	26.2
U.S. Treasury Securities	21.1
Residential Mortgage-Backed Securities — Non-Agency	7.9
Asset-Backed Securities	7.6
Commercial Mortgage-Backed Securities — Agency	4.5
Money Market Investments	2.0
Commercial Mortgage-Backed Securities — Non-Agency	1.6
U.S. Treasury Bills	1.2
Municipal Bonds	0.9
Other*	(1.5)

Total	100.0%

*	Includes cash, futures, and swaps, pending trades, interest receivable, fund share transactions and accrued expenses payable.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2019

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$300,390,915	$1,002,005	$301,392,920
Municipal Bonds	—	9,787,544	—	9,787,544
Asset-Backed Securities	—	87,262,264	—	87,262,264
Commercial Mortgage-Backed Securities — Agency	—	51,971,405	—	51,971,405
Commercial Mortgage-Backed Securities — Non-Agency	—	18,811,122	—	18,811,122
Residential Mortgage-Backed Securities — Agency	—	327,282,848	—	327,282,848
Residential Mortgage-Backed Securities — Non-Agency	—	91,161,786	—	91,161,786
U.S. Treasury Securities	235,535,552	7,475,008	—	243,010,560

Total Fixed Income Securities	235,535,552	894,142,892	1,002,005	1,130,680,449

Money Market Investments	23,112,313	—	—	23,112,313
Short-Term Investments*	13,704,326	—	—	13,704,326

Total Investments	272,352,191	894,142,892	1,002,005	1,167,497,088

Asset Derivatives
Futures Contracts
Interest Rate Risk	1,219,490	—	—	1,219,490
Swap Agreements
Interest Rate Risk	—	69,918	—	69,918

Total Investments	$273,571,681	$894,212,810	$1,002,005	$1,168,786,496

Liability Derivatives
Swap Agreements
Interest Rate Risk	$—	$(36,216)	$—	$(36,216)

Total	$—	$(36,216)	$—	$(36,216)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 80.1%

ASSET-BACKED SECURITIES — 10.1%

BA Credit Card Trust (18-A2-A2)

3.00%	09/15/23	$10,000	$10,095

BlueMountain CLO, Ltd. (13-1A-A1R2)

1.23% (1)(2)(3)	01/20/29	7,000	7,004

Chase Issuance Trust (12-A7-A7)

2.16%	09/15/24	10,000	9,871

Citibank Credit Card Issuance Trust (14-A5-A5)

2.68%	06/07/23	10,000	10,044

Educational Services of America, Inc. (12-2-A)

3.21% (1 mo. USD LIBOR + 0.730%) (1)(4)	04/25/39	6,381	6,341

Madison Park Funding, Ltd. (18-30A-A)

3.35% (1)(2)	04/15/29	10,000	9,886

Nelnet Student Loan Trust (12-5A-A)

3.08% (1 mo. USD LIBOR + 0.600%) (1)(4)	10/27/36	3,927	3,914

Scholar Funding Trust (11-A-A)

3.48% (3 mo. USD LIBOR + 0.900%) (1)(4)	10/28/43	3,386	3,390

SLM Student Loan Trust (05-4-A3)

2.70% (3 mo. USD LIBOR + 0.120%) (4)	01/25/27	12,906	12,833

SLM Student Loan Trust (08-1-A4)

3.23% (3 mo. USD LIBOR + 0.650%) (4)	01/25/22	10,265	10,167

SLM Student Loan Trust (08-3-A3)

3.58% (3 mo. USD LIBOR + 1.000%) (4)	10/25/21	10,650	10,644

SLM Student Loan Trust (08-3-B)

3.78% (3 mo. USD LIBOR + 1.200%) (4)	04/26/83	10,000	9,580

SLM Student Loan Trust (13-4-A)

3.03% (1 mo. USD LIBOR + 0.550%) (4)	06/25/43	9,952	9,922

SLM Student Loan Trust (13-6-A3)

3.13% (1 mo. USD LIBOR + 0.650%) (4)	06/25/55	11,499	11,502

Total Asset-backed Securities

(Cost: $124,986)			125,193

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 6.4%

Fannie Mae (KJ14-A1)

2.20%	11/25/23	6,123	6,042

Fannie Mae (KJ20-A1)

3.21%	10/25/24	9,699	9,929

Freddie Mac Multifamily Structured Pass-Through Certificates (KF05-A)

2.84% (1 mo. USD LIBOR + 0.350%) (4)	09/25/21	768	769

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O)

0.78% (2)	09/25/25	$500,000	$18,516

Freddie Mac Multifamily Structured Pass-Through Certificates (KS10-A10)

3.09% (2)	10/25/28	15,000	15,043

FRESB Mortgage Trust (16-SB17-A5F)

1.86% (2)	06/25/21	10,986	10,841

Ginnie Mae (11-53-IO) (I/O)

0.74% (2)	05/16/51	975,782	13,310

Ginnie Mae (13-1-IO) (I/O)

0.62% (2)	02/16/54	167,578	5,779

Total Commercial Mortgage-backed Securities — Agency

(Cost: $73,597)			80,229

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 11.1%

Citigroup Commercial Mortgage Trust (12-GC8-AAB)

2.61%	09/10/45	6,806	6,807

Citigroup Commercial Mortgage Trust (13-GC11-AAB)

2.69%	04/10/46	8,029	8,034

COMM Mortgage Trust (12-CR2-ASB)

2.75%	08/15/45	5,284	5,269

COMM Mortgage Trust (13-LC6-XB) (I/O)

0.47% (1)(2)	01/10/46	100,000	1,339

Core Industrial Trust (15-CALW-A)

3.04% (1)	02/10/34	9,487	9,567

Core Industrial Trust (15-TEXW-A)

3.08% (1)	02/10/34	9,925	10,023

GS Mortgage Securities Corp. Trust (17-GPTX-XCP) (I/O)

0.91% (1)(2)	05/10/34	150,000	1,244

GS Mortgage Securities Trust (11-GC5-XA) (I/O)

1.50% (1)(2)	08/10/44	45,259	1,044

GS Mortgage Securities Trust (13-GC13-AAB)

3.72% (2)	07/10/46	8,374	8,543

JP Morgan Chase Commercial Mortgage Securities Trust (15-JP1-ASB)

3.73%	01/15/49	10,000	10,396

JPMBB Commercial Mortgage Securities Trust (13-C17-XA) (I/O)

0.93% (2)	01/15/47	135,606	4,019

LB-UBS Commercial Mortgage Trust (06-C6-XCL) (I/O)

0.77% (1)(2)(5)	09/15/39	529,502	6,187

Morgan Stanley Bank of America Merrill Lynch Trust (15-C20-ASB)

3.07%	02/15/48	15,000	15,153

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2019

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Morgan Stanley Bank of America Merrill Lynch Trust (15-C25-ASB)

3.38%	10/15/48	$10,000	$10,219

Morgan Stanley Capital I Trust (11-C3-A4)

4.12%	07/15/49	10,000	10,171

Morgan Stanley Capital I Trust (15-MS1-ASB)

3.46%	05/15/48	10,000	10,210

Morgan Stanley Capital I Trust (18-H3-A1)

3.18%	07/15/51	13,366	13,405

WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O)

2.04% (1)(2)	11/15/45	115,192	6,289

Total Commercial Mortgage-backed Securities — Non-agency

(Cost: $132,240)			137,919

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.9% (Cost: $11,435)

Fannie Mae (05-W3-2AF)

2.70% (1 mo. USD LIBOR + 0.220%) (4)	03/25/45	11,728	11,685

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 11.1%

Bear Stearns Alt-A Trust (04-13-A1)

3.22% (1 mo. USD LIBOR + 0.740%) (4)	11/25/34	715	715

Centex Home Equity Loan Trust (05-A-AF5)

5.78% (2)	01/25/35	56,358	56,999

Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1)

3.50% (1 mo. USD LIBOR + 1.020%) (4)	11/25/33	9,310	9,196

First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C)

3.48% (1 mo. USD LIBOR + 1.000%) (4)	08/25/34	8,688	8,517

JP Morgan Mortgage Trust (05-A5-TA1)

4.53% (2)	08/25/35	1,201	1,214

JPMorgan Mortgage Trust (05-A6-7A1)

4.32% (2)	08/25/35	19,742	19,255

MASTR Seasoned Securitization Trust (05-1-4A1)

4.59% (2)	10/25/32	14,829	15,194

Mid-State Trust (04-1-M1)

6.50%	08/15/37	21,011	22,210

Morgan Stanley Mortgage Loan Trust (04-6AR-1A)

3.38% (1 mo. USD LIBOR + 0.900%) (4)	07/25/34	2,856	2,868

Residential Asset Mortgage Products, Inc. (04-SL3-A2)

6.50%	12/25/31	1,484	1,481

Total Residential Mortgage-backed Securities — Non-agency

(Cost: $123,050)			137,649

Issues	Maturity Date	Principal Amount	Value

CORPORATE BONDS — 30.4%

Aerospace/Defense — 0.3%

United Technologies Corp.

3.33% (2)(4)	08/16/21	$4,000	$4,004

Airlines — 3.3%

Continental Airlines, Inc. Pass-Through Certificates (00-1-A1) (EETC)

8.05%	05/01/22	32,165	32,798

US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC)

5.90%	04/01/26	7,435	8,070

			40,868

Auto Manufacturers — 1.6%

Ford Motor Credit Co. LLC

4.25%	09/20/22	10,000	10,099

5.75%	02/01/21	5,000	5,181

General Motors Financial Co., Inc.

3.55%	04/09/21	5,000	5,047

			20,327

Banks — 6.3%

Bank of America NA

3.34% (3.335% to 1/25/22 then 3 mo. USD LIBOR + 0.650%) (2)	01/25/23	10,000	10,127

Citigroup, Inc.

3.53% (3 mo. USD LIBOR + 0.950%) (4)	07/24/23	22,000	22,150

Goldman Sachs Group, Inc. (The)

2.91% (3 mo. USD LIBOR + 0.990%) (4)	07/24/23	5,000	4,967

JPMorgan Chase & Co.

3.60% (3 mo. USD LIBOR + 1.000%) (4)	01/15/23	25,000	25,306

Lloyds TSB Bank PLC (United Kingdom)

6.38%	01/21/21	10,000	10,593

Santander UK Group Holdings PLC (United Kingdom)

3.13%	01/08/21	5,000	5,003

			78,146

Commercial Services — 0.4%

IHS Markit, Ltd.

5.00% (1)	11/01/22	5,000	5,264

Diversified Financial Services — 0.5%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)

4.63%	10/30/20	6,000	6,139

Food — 0.8%

Conagra Brands, Inc.

3.09% (2)(4)	10/09/20	10,000	9,976

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Healthcare-Products — 0.4%

Becton Dickinson and Co.

2.89%	06/06/22	$5,000	$4,987

Healthcare-Services — 0.8%

Fresenius Medical Care US Finance II, Inc.

4.13% (1)	10/15/20	5,000	5,065

HCA, Inc.

5.00%	03/15/24	5,000	5,299

			10,364

Insurance — 5.6%

Nationwide Mutual Insurance Co.

4.90% (3 mo. USD LIBOR + 2.290%) (1)(4)	12/15/24	70,000	69,825

Media — 0.7%

Charter Communications Operating LLC / Charter Communications Operating Capital

4.23% (2)	02/01/24	4,000	4,026

Fox Corp.

3.67% (1)	01/25/22	4,000	4,085

			8,111

Miscellaneous Manufacturers — 0.6%

General Electric Co.

3.16% (3 mo. USD LIBOR + 0.480%) (4)	08/15/36	10,000	7,781

Pharmaceuticals — 2.0%

Allergan Sales LLC

5.00% (1)	12/15/21	6,000	6,254

Bayer US Finance II LLC

3.62% (1)(2)	12/15/23	10,000	9,866

CVS Health Corp.

3.32% (2)	03/09/21	8,000	8,035

			24,155

Pipelines — 0.4%

Energy Transfer Operating LP

4.50%	04/15/24	5,000	5,224

Real Estate — 0.4%

WEA Finance LLC

3.15% (1)	04/05/22	5,000	5,029

REIT — 4.9%

American Campus Communities Operating Partnership LP

3.75%	04/15/23	5,000	5,068

Camden Property Trust

2.95%	12/15/22	5,000	5,017

Digital Realty Trust LP

5.25%	03/15/21	5,000	5,178

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

GLP Capital LP / GLP Financing II, Inc.

5.38%	11/01/23	$5,000	$5,284

HCP, Inc.

3.15%	08/01/22	15,000	15,028

Healthcare Trust of America Holdings LP

3.70%	04/15/23	5,000	5,054

National Retail Properties, Inc.

3.80%	10/15/22	5,000	5,114

SL Green Operating Partnership LP

3.25%	10/15/22	5,000	4,997

UDR, Inc.

4.63%	01/10/22	5,000	5,189

Welltower, Inc.

5.25%	01/15/22	5,000	5,285

			61,214

Telecommunications — 1.2%

AT&T, Inc.

3.78% (2)	06/12/24	10,000	10,043

Vodafone Group PLC (United Kingdom)

3.75%	01/16/24	4,000	4,073

			14,116

Trucking & Leasing — 0.2%

Park Aerospace Holdings, Ltd.

4.50% (1)	03/15/23	2,000	2,025

Total Corporate Bonds

(Cost: $370,656)			377,555

U.S. TREASURY SECURITIES — 10.1%

U.S. Treasury Note

2.25%	03/31/21	75,000	74,965

2.25%	04/30/21	5,000	4,998

2.50%	01/31/21	10,000	10,035

2.50%	02/28/21	35,000	35,132

Total U.S. Treasury Securities

(Cost: $124,834)			125,130

Total Fixed Income Securities

(Cost: $960,798)			995,360

Security		Shares

Money Market Investments — 8.8%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.37% (6)(7)		110,019	110,019

Total Money Market Investments

(Cost: $110,019)			110,019

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2019

Issues	Maturity Date	Principal Amount	Value

SHORT TERM INVESTMENTS — 7.0%

U.S. TREASURY SECURITIES — 7.0%

U.S. Treasury Bill (8)		$87,000	$86,845

Total Short Term Investments

(Cost: $86,845)			86,845

Total Investments (95.9%)

(Cost: $1,157,662)			1,192,224

Excess Of Other Assets Over Liabilities (4.1%)			50,953

Net Assets (100.0%)			$1,243,177

Total Return Swaps (7)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Payment Frequency	Unrealized (Depreciation)	Premium Paid	Value
OTC Swaps
$1,255,881	5/21/19	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index (9)	Monthly	$ (16,562)	$—	$(16,562)

Notes to Schedule of Investments:

CLO -	Collateralized Loan Obligation.
EETC -	Enhanced Equipment Trust Certificate.
I/O -	Interest Only Security.
OTC -	Over the Counter.
REIT -	Real Estate Investment Trust.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2019, the value of these securities amounted to $173,641 or 14.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2019.
(5)	Restricted security (Note 11).
(6)	Rate disclosed is the 7-day net yield as of April 30, 2019.
(7)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(8)	Rate shown represents yield-to-maturity.
(9)	Custom Index has exposure to the following commodities as shown on the next page.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Description(1)	Notional Amount	Weight%	Unrealized Appreciation (Depreciation)
Gold	$146,813	11.69%	$1,083
WTI Crude Oil	120,189	9.57%	(263)
Brent Crude Oil	108,759	8.66%	912
Copper High Grade	96,452	7.68%	(740)
Natural Gas	90,926	7.24%	616
Corn	66,938	5.33%	(866)
Soybeans	66,687	5.31%	(3,099)
Aluminium Primary	50,235	4.00%	(2,058)
Live Cattle	44,458	3.54%	(3,225)
Silver	44,207	3.52%	(163)
Zinc High Grade	43,453	3.46%	1,087
RBOB Gasoline	41,193	3.28%	573
Soybean Meal	38,430	3.06%	(841)
Gasoil	36,923	2.94%	28
Sugar #11	36,797	2.93%	(1,882)
Soybean Oil	36,295	2.89%	(1,556)
Nickel Primary	35,541	2.83%	(1,380)
Lean Hogs	33,030	2.63%	(3,175)
SRW Wheat	31,146	2.48%	(1,393)
Heating Oil	30,392	2.42%	23
Coffee ‘C’ Arabica	26,876	2.14%	71
Cotton	17,959	1.43%	(339)
HRW Wheat	12,182	0.97%	(966)
United States Treasury Bill	—	—	991

	$1,255,881	100.00%	$(16,562)

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Investments by Sector (Unaudited)	April 30, 2019

Sector	Percentage of Net Assets
Corporate Bonds	30.4%
Commercial Mortgage-Backed Securities — Non-Agency	11.1
Residential Mortgage-Backed Securities — Non-Agency	11.1
Asset-Backed Securities	10.1
U.S. Treasury Securities	10.1
Money Market Investments	8.8
U.S. Treasury Bills	7.0
Commercial Mortgage-Backed Securities — Agency	6.4
Residential Mortgage-Backed Securities — Agency	0.9
Other*	4.1

Total	100.0%

*	Includes cash, swaps, pending trades, interest receivable and accrued expenses payable.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Fair Valuation Summary (Unaudited)	April 30, 2019

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$125,193	$—	$125,193
Commercial Mortgage-Backed Securities — Agency	—	80,229	—	80,229
Commercial Mortgage-Backed Securities — Non-Agency	—	137,919	—	137,919
Residential Mortgage-Backed Securities — Agency	—	11,685	—	11,685
Residential Mortgage-Backed Securities — Non-Agency	—	137,649	—	137,649
Corporate Bonds*	—	377,555	—	377,555
U.S. Treasury Securities	125,130	—	—	125,130

Total Fixed Income Securities	125,130	870,230	—	995,360

Money Market Investments	110,019	—	—	110,019
Short-Term Investments	86,845	—	—	86,845

Total Investments	321,994	870,230	—	1,192,224

Liability Derivatives
Total Return Swaps
Commodity Risk	$—	$(16,562)	$—	$(16,562)

Total	$—	$(16,562)	$—	$(16,562)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	April 30, 2019

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 93.7% of Net Assets

CORPORATE BONDS — 20.7%

Advertising — 0.0%

Clear Channel International BV (Netherlands)

8.75% (1)	12/15/20	$3,000	$3,075

Aerospace/Defense — 0.4%

BAE Systems Holdings, Inc.

6.38% (1)	06/01/19	35,000	35,097

L3 Technologies, Inc.

4.40%	06/15/28	25,000	26,400

			61,497

Agriculture — 0.2%

BAT Capital Corp.

4.54%	08/15/47	10,000	8,957

Reynolds American, Inc.

4.45%	06/12/25	25,000	25,810

			34,767

Airlines — 0.8%

Continental Airlines, Inc. Pass-Through Trust (01-1A-1) (EETC)

6.70%	12/15/22	11,260	11,856

Delta Air Lines, Inc. Pass-Through Certificates (02-1G1) (EETC)

6.72%	07/02/24	60,889	64,919

US Airways Group, Inc. Pass-Through Certificates (10-1A) (EETC)

6.25%	10/22/24	12,088	13,064

US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC)

5.90%	04/01/26	37,175	40,349

			130,188

Auto Manufacturers — 0.9%

Ford Motor Credit Co. LLC

2.34%	11/02/20	25,000	24,596

3.20%	01/15/21	15,000	14,925

3.82% (3 mo. USD LIBOR + 1.080%) (2)	08/03/22	25,000	24,243

3.87% (3 mo. USD LIBOR + 1.270%) (2)	03/28/22	20,000	19,703

8.13%	01/15/20	65,000	67,232

			150,699

Banks — 3.9%

Bank of America Corp.

3.00% (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%) (2)	12/20/23	10,000	9,964

Bank of New York Mellon Corp. (The)

3.25%	09/11/24	10,000	10,143

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

Citigroup, Inc.

3.14% (3)	01/24/23	$75,000	$75,329

Goldman Sachs Group, Inc. (The)

2.88% (2.876% to 10/31/17 then 3 mo. USD LIBOR + 0.821%) (2)	10/31/22	100,000	99,517

2.91% (3 mo. USD LIBOR + 0.990%) (2)	07/24/23	50,000	49,672

JPMorgan Chase & Co.

3.31% (3 mo. USD LIBOR + 0.680%) (2)	06/01/21	50,000	50,215

3.90%	07/15/25	100,000	103,628

4.02% (4.023% to 12/05/23 then 3 mo. USD LIBOR + 1.000%) (2)	12/05/24	40,000	41,498

Kreditanstalt fuer Wiederaufbau (Germany)

1.13% (4)	06/15/37	40,000	46,958

Lloyds Banking Group PLC (United Kingdom)

2.91% (2.907% to 11/07/22 then 3 mo. USD LIBOR + 0.810%) (2)	11/07/23	25,000	24,507

Santander UK Group Holdings PLC (United Kingdom)

4.80% (4.796% to 11/15/23 then 3 mo. USD LIBOR + 1.570%) (2)	11/15/24	50,000	52,282

Wells Fargo & Co.

3.00%	04/22/26	85,000	83,072

			646,785

Beverages — 0.4%

Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.

4.90% (1)	02/01/46	29,000	29,296

Anheuser-Busch InBev Worldwide, Inc.

4.75%	01/23/29	25,000	26,789

Bacardi, Ltd.

4.70% (1)	05/15/28	15,000	15,339

			71,424

Biotechnology — 0.5%

Amgen, Inc.

4.40%	05/01/45	25,000	24,593

Baxalta, Inc.

2.88%	06/23/20	6,000	5,995

Celgene Corp.

3.88%	08/15/25	20,000	20,641

Gilead Sciences, Inc.

3.65%	03/01/26	40,000	40,831

			92,060

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Commercial Services — 0.2%

IHS Markit, Ltd.

4.75%	08/01/28	$30,000	$31,315

Diversified Financial Services — 0.2%

Air Lease Corp.

2.13%	01/15/20	35,000	34,829

Electric — 1.1%

AEP Texas Central Co.

3.85% (1)	10/01/25	50,000	50,958

ITC Holdings Corp.

3.65%	06/15/24	40,000	40,657

MidAmerican Energy Co.

3.10%	05/01/27	40,000	40,110

Pennsylvania Electric Co.

3.25% (1)	03/15/28	50,000	48,507

			180,232

Entertainment — 0.1%

Churchill Downs, Inc.

4.75% (1)	01/15/28	10,000	9,850

5.50% (1)	04/01/27	5,000	5,134

			14,984

Environmental Control — 0.0%

Clean Harbors, Inc.

5.13%	06/01/21	5,000	5,019

Food — 0.4%

Kraft Heinz Foods Co.

3.95%	07/15/25	35,000	35,349

Kroger Co. (The)

4.50%	01/15/29	15,000	15,619

Post Holdings, Inc.

5.75% (1)	03/01/27	7,000	7,210

Tyson Foods, Inc.

4.00%	03/01/26	5,000	5,157

			63,335

Forest Products & Paper — 0.3%

Georgia-Pacific LLC

2.54% (1)	11/15/19	50,000	49,945

Healthcare-Products — 0.2%

Becton Dickinson and Co.

2.89%	06/06/22	30,000	29,921

Healthcare-Services — 1.3%

Anthem, Inc.

3.50%	08/15/24	50,000	50,648

Catalent Pharma Solutions, Inc.

4.88% (1)	01/15/26	15,000	15,113

Issues	Maturity Date	Principal Amount	Value

Healthcare-Services (Continued)

Centene Corp.

4.75%	01/15/25	$10,000	$10,170

5.63%	02/15/21	16,000	16,280

CHS / Community Health Systems, Inc.

8.00% (1)	03/15/26	4,000	3,910

Fresenius Medical Care US Finance II, Inc.

5.63% (1)	07/31/19	50,000	50,261

HCA, Inc.

5.00%	03/15/24	3,000	3,179

5.25%	04/15/25	2,000	2,145

5.38%	02/01/25	4,000	4,220

5.88%	02/01/29	13,000	14,008

6.50%	02/15/20	6,000	6,174

Molina Healthcare, Inc.

5.38%	11/15/22	16,000	16,800

Tenet Healthcare Corp.

4.75%	06/01/20	15,000	15,206

6.00%	10/01/20	5,000	5,181

WellCare Health Plans, Inc.

5.25%	04/01/25	5,000	5,181

			218,476

Household Products/Wares — 0.1%

Central Garden & Pet Co.

5.13%	02/01/28	10,000	9,550

Spectrum Brands, Inc.

5.75%	07/15/25	15,000	15,380

			24,930

Insurance — 0.5%

Farmers Exchange Capital II

6.15% (3 mo. USD LIBOR + 3.744%) (1)(2)	11/01/53	80,000	85,557

Internet — 0.0%

Zayo Group LLC / Zayo Capital, Inc.

5.75% (1)	01/15/27	3,000	3,053

Media — 0.8%

CCO Holdings LLC / CCO Holdings Capital Corp.

5.13% (1)	05/01/27	8,000	8,110

Charter Communications Operating LLC / Charter Communications Operating Capital

6.48%	10/23/45	30,000	34,026

CSC Holdings LLC

5.50% (1)	05/15/26	10,000	10,294

6.50% (1)	02/01/29	14,000	15,059

Sirius XM Radio, Inc.

3.88% (1)	08/01/22	15,000	15,000

Walt Disney Co. (The)

4.95% (1)	10/15/45	20,000	23,779

See accompanying notes to financial statements.

TCW Global Bond Fund

April 30, 2019

Issues	Maturity Date	Principal Amount		Value

Media (Continued)

Warner Media LLC

3.88%	01/15/26		$25,000	$25,468

				131,736

Miscellaneous Manufacturers — 1.1%

General Electric Co.

3.16% (3 mo. USD LIBOR + 0.480%) (2)	08/15/36		200,000	155,618

5.55%	01/05/26		25,000	27,024

				182,642

Oil & Gas — 1.2%

Antero Resources Corp.

5.00%	03/01/25		3,000	2,955

Centennial Resource Production LLC

6.88% (1)	04/01/27		4,000	4,155

Parsley Energy LLC / Parsley Finance Corp.

5.38% (1)	01/15/25		3,000	3,063

Petroleos Mexicanos

3.13% (4)	11/27/20	EUR	100,000	116,074

5.50% (4)	02/24/25	EUR	30,000	37,150

Range Resources Corp.

5.00%	03/15/23		9,000	8,790

Transocean Pontus, Ltd.

6.13% (1)	08/01/25		15,120	15,574

Transocean Poseidon, Ltd.

6.88% (1)	02/01/27		2,000	2,135

WPX Energy, Inc.

5.75%	06/01/26		5,000	5,187

				195,083

Oil & Gas Services — 0.0%

USA Compression Partners LP / USA Compression Finance Corp.

6.88% (1)	09/01/27		4,000	4,230

Packaging & Containers — 0.5%

Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (United Kingdom)

7.25% (1)	05/15/24		14,000	14,802

Berry Global, Inc.

4.50% (1)	02/15/26		4,000	3,890

Crown Americas LLC / Crown Americas Capital Corp. V

4.25%	09/30/26		2,000	1,955

Graphic Packaging International, Inc.

4.88%	11/15/22		8,000	8,200

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg)

5.75%	10/15/20		4,846	4,861

6.10% (3 mo. USD LIBOR + 3.500%) (1)(2)	07/15/21		20,000	20,125

Issues	Maturity Date	Principal Amount	Value

Packaging & Containers (Continued)

Sealed Air Corp.

5.50% (1)	09/15/25	$14,000	$14,735

WRKCo, Inc.

4.65%	03/15/26	15,000	15,871

			84,439

Pharmaceuticals — 0.9%

AbbVie, Inc.

4.50%	05/14/35	25,000	24,496

AstraZeneca PLC (United Kingdom)

3.38%	11/16/25	25,000	25,303

Bausch Health Cos, Inc. (Canada)

5.50% (1)	11/01/25	14,000	14,381

Bayer US Finance II LLC

3.62% (1)(3)	12/15/23	50,000	49,333

CVS Health Corp.

5.05%	03/25/48	40,000	39,533

			153,046

Pipelines — 0.6%

Energy Transfer Partners LP

5.15%	03/15/45	50,000	48,809

Rockies Express Pipeline LLC

5.63% (1)	04/15/20	24,000	24,656

Sabine Pass Liquefaction LLC

5.75%	05/15/24	15,000	16,483

Targa Resources Partners LP / Targa Resources Partners Finance Corp.

6.88% (1)	01/15/29	3,000	3,248

			93,196

REIT — 1.8%

Alexandria Real Estate Equities, Inc.

3.45%	04/30/25	25,000	25,151

American Campus Communities Operating Partnership LP

3.35%	10/01/20	50,000	50,225

AvalonBay Communities, Inc.

3.03% (3)	01/15/21	40,000	39,900

GLP Capital LP / GLP Financing II, Inc.

5.30%	01/15/29	15,000	15,904

5.38%	04/15/26	25,000	26,464

HCP, Inc.

3.15%	08/01/22	50,000	50,091

Host Hotels & Resorts LP

5.25%	03/15/22	40,000	41,842

SL Green Operating Partnership LP

3.66% (3)	08/16/21	50,000	50,035

			299,612

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Retail — 0.5%

Alimentation Couche-Tard, Inc. (Canada)

2.70% (1)	07/26/22	$10,000	$9,879

KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC

5.25% (1)	06/01/26	4,000	4,120

Rite Aid Corp.

6.13% (1)	04/01/23	15,000	12,806

Walgreens Boots Alliance, Inc.

3.45%	06/01/26	60,000	58,090

			84,895

Savings & Loans — 0.1%

Nationwide Building Society (United Kingdom)

3.77% (3.766% to 03/08/23 then 3 mo. USD LIBOR + 1.064%) (1)(2)	03/08/24	15,000	15,090

Software — 0.0%

Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.

5.75% (1)	03/01/25	3,000	2,978

SS&C Technologies, Inc.

5.50% (1)	09/30/27	5,000	5,137

			8,115

Telecommunications — 1.6%

AT&T, Inc.

3.40%	05/15/25	45,000	45,273

4.80%	06/15/44	44,000	44,187

Intelsat Jackson Holdings S. A. (Luxembourg)

5.50%	08/01/23	8,000	7,280

8.50% (1)	10/15/24	6,000	5,944

9.75% (1)	07/15/25	9,000	9,281

Level 3 Financing, Inc.

5.38%	01/15/24	10,000	10,175

Qwest Corp.

7.25%	09/15/25	14,000	15,347

Sprint Capital Corp.

8.75%	03/15/32	8,000	8,410

6.88%	11/15/28	3,000	2,880

Sprint Communications, Inc.

7.00% (1)	03/01/20	6,000	6,180

Sprint Corp.

7.13%	06/15/24	2,000	2,009

7.63%	03/01/26	4,000	4,010

T-Mobile USA, Inc.

6.00%	04/15/24	24,000	25,050

Verizon Communications, Inc.

4.27%	01/15/36	55,000	56,622

5.25%	03/16/37	25,000	28,338

			270,986

Issues	Maturity Date	Principal Amount		Value

Trucking & Leasing — 0.1%

Avolon Holdings Funding, Ltd.

3.95% (1)	07/01/24		$15,000	$14,923

Total Corporate Bonds

(Cost: $3,319,803)				3,470,084

MUNICIPAL BOND — 0.2% (Cost: $40,000)

Alabama Economic Settlement Authority, Revenue Bond

4.26%	09/15/32		40,000	41,607

FOREIGN GOVERNMENT BONDS — 44.2%

Australia Government Bond

2.75% (4)	04/21/24	AUD	99,000	74,259

3.25% (4)	04/21/29	AUD	170,000	135,582

Brazil Notas do Tesouro Nacional Serie F

10.00%	01/01/29	BRL	135,000	37,511

Canadian Government Bond

0.50%	03/01/22	CAD	215,000	155,191

0.75%	03/01/21	CAD	375,000	274,685

China Development Bank

3.30%	02/01/24	CNY	400,000	58,390

China Government Bond

3.22%	12/06/25	CNY	300,000	43,983

Colombian TES

6.25%	11/26/25	COP	300,000,000	92,657

Czech Republic Government Bond

0.45% (4)	10/25/23	CZK	3,680,000	152,033

1.50% (4)	10/29/19	CZK	2,420,000	105,779

2.75%	07/23/29	CZK	3,290,000	154,404

France Government Bond OAT

0.00% (4)(5)	03/25/24	EUR	58,000	65,792

2.00% (1)	05/25/48	EUR	90,000	116,925

2.50% (4)	05/25/30	EUR	34,000	46,542

Hungary Government Bond

3.00%	08/21/30	HUF	14,000,000	47,085

Indonesia Government International Bond

2.63% (4)	06/14/23	EUR	120,000	144,150

Indonesia Treasury Bond

8.25%	05/15/29	IDR	775,000,000	56,154

8.38%	03/15/24	IDR	775,000,000	56,760

Ireland Government Bond

0.90% (4)	05/15/28	EUR	186,000	217,611

1.30% (4)	05/15/33	EUR	90,000	105,792

Israel Government Bond

3.75%	03/31/47	ILS	265,000	83,842

Italy Buoni Ordinari del Tesoro BOT

0.00% (5)	10/14/19	EUR	225,000	252,288

0.20%	10/15/20	EUR	235,000	263,258

Japan Government Ten-Year Bond

1.00%	09/20/21	JPY	95,800,000	883,897

See accompanying notes to financial statements.

TCW Global Bond Fund

April 30, 2019

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

Japan Government Thirty Year Bond

0.70%	12/20/48	JPY	3,500,000	$32,720

Japan Government Thirty-Year Bond

2.00%	03/20/42	JPY	41,200,000	496,005

Japan Government Twenty Year Bond

0.50%	09/20/36	JPY	10,100,000	94,165

Kingdom of Belgium Government Bond

1.70% (1)	06/22/50	EUR	35,000	41,114

Korea Treasury Bond

1.75%	12/10/20	KRW	170,000,000	145,581

1.88%	06/10/26	KRW	90,000,000	77,358

Malaysia Government Bond

4.06%	09/30/24	MYR	225,000	55,247

4.64%	11/07/33	MYR	130,000	33,152

Mexico Government Bond (BONOS)

8.00%	12/07/23	MXN	1,100,000	57,952

Mexico Government International Bond

1.88%	02/23/22	EUR	100,000	117,443

Norway Government Bond

1.75% (1)	02/17/27	NOK	650,000	75,765

1.75% (1)	09/06/29	NOK	355,000	41,056

2.00% (1)	05/24/23	NOK	1,020,000	120,525

Peru Government Bond

5.70%	08/12/24	PEN	190,000	61,095

Peruvian Government International Bond

6.35% (4)	08/12/28	PEN	185,000	60,919

Poland Government Bond

2.75%	10/25/29	PLN	300,000	76,628

3.25%	07/25/25	PLN	265,000	71,973

Portugal Obrigacoes do Tesouro OT

2.13% (1)	10/17/28	EUR	140,000	172,946

Singapore Government Bond

2.00%	07/01/20	SGD	110,000	80,932

2.75%	03/01/46	SGD	220,000	167,554

Slovenia Government Bond

1.00% (4)	03/06/28	EUR	83,000	97,739

South Africa Government Bond

8.00%	01/31/30	ZAR	1,250,000	80,643

Spain Government Bond

1.30% (1)	10/31/26	EUR	100,000	117,917

1.40%	01/31/20	EUR	85,000	96,520

2.35% (1)	07/30/33	EUR	40,000	49,966

2.75% (1)	10/31/24	EUR	192,000	245,271

2.90% (1)	10/31/46	EUR	128,000	167,744

United Kingdom Gilt

1.63% (4)	10/22/28	GBP	35,000	47,433

1.75% (4)	07/22/19	GBP	241,000	314,874

1.75% (4)	09/07/37	GBP	94,000	125,027

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

2.00% (4)	07/22/20	GBP	90,000	$119,112

2.75% (4)	09/07/24	GBP	170,000	243,087

Total Foreign Government Bonds

(Cost: $7,754,050)				7,410,033

ASSET-BACKED SECURITIES — 2.4%

Babson CLO, Ltd. (13-IA-AR)

3.39% (1)(3)	01/20/28		$40,000	39,828

BlueMountain CLO, Ltd. (13-1A-A1R2)

0.00% (1)(3)(6)(5)	01/20/29		45,000	45,028

Educational Funding of the South, Inc. (11-1-A2)

3.23% (3 mo. USD LIBOR + 0.650%) (2)	04/25/35		20,477	20,384

Magnetite XI, Ltd. (14-11A-A1R)

3.72% (3 mo. USD LIBOR + 1.120%) (1)(2)	01/18/27		19,035	19,057

Navient Student Loan Trust (17-1A-A3)

3.63% (1 mo. USD LIBOR + 1.150%) (1)(2)	07/26/66		100,000	101,623

Palmer Square CLO, Ltd. (19-1A-A1)

3.75% (1)(3)	04/20/27		40,000	40,039

SLC Student Loan Trust (06-1-A6)

2.77% (3 mo. USD LIBOR + 0.160%) (2)	03/15/55		100,000	95,340

Student Loan Consolidation Center (02-2-B2)

0.00% (28-Day Auction Rate) (1)(2)(5)	07/01/42		50,000	47,100

Total Asset-backed Securities

(Cost: $400,624)				408,399

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 3.4%

Fannie Mae (14-M12-FA)

2.78% (1 mo. USD LIBOR + 0.300%) (2)	10/25/21		4,197	4,190

Fannie Mae (16-M2-X3) (I/O)

2.04% (3)	04/25/36		2,119,858	92,995

Fannie Mae (16-M4-X2) (I/O)

2.67% (3)	01/25/39		1,333,739	115,864

Freddie Mac Multifamily Structured Pass Through Certificates (K019-X1) (I/O)

1.76% (3)	03/25/22		3,368,706	133,580

Freddie Mac Multifamily Structured Pass Through Certificates (KW02-X1) (I/O)

0.44% (3)	12/25/26		3,993,008	63,607

Freddie Mac Multifamily Structured Pass-Through Certificates (K025-X3) (I/O)

1.81% (3)	11/25/40		600,000	34,544

FREMF Mortgage Trust (10-K6-AX2) (I/O)

0.10% (1)(3)	12/25/46		93,442,126	42,217

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Ginnie Mae (11-147-IO) (I/O)

0.04% (3)	10/16/44	$4,299,461	$30,247

Ginnie Mae (14-86-IO) (I/O)

0.75% (3)	04/16/56	1,490,993	56,146

Total Commercial Mortgage-backed Securities — Agency

(Cost: $573,412)			573,390

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 9.5%

Bank of America-First Union NB Commercial Mortgage (01-3-XC) (I/O)

1.55% (1)(3)(7)	04/11/37	1,169,913	14,887

Citigroup Commercial Mortgage Trust (14-GC23-XA) (I/O)

1.12% (3)(8)	07/10/47	1,060,747	43,185

COMM Mortgage Trust (12-CR4-XA) (I/O)

1.92% (3)	10/15/45	938,358	46,737

COMM Mortgage Trust (14-CR16-XA) (I/O)

1.18% (3)	04/10/47	3,858,545	154,312

COMM Mortgage Trust (14-CR18-XA) (I/O)

1.25% (3)	07/15/47	3,984,700	150,587

GS Mortgage Securities Trust (13-GC12-XA) (I/O)

1.56% (3)	06/10/46	5,180,779	228,987

GS Mortgage Securities Trust (14-GC20-XA) (I/O)

1.23% (3)	04/10/47	1,437,034	52,482

JPMorgan Chase Commercial Mortgage Securities Trust (14-C19-XA) (I/O)

1.14% (3)	04/15/47	3,186,415	79,979

JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-XB) (I/O)

0.64% (1)(3)	02/15/46	6,837,378	67,308

Morgan Stanley Bank of America Merrill Lynch Trust (13-C13-XA) (I/O)

1.17% (3)	11/15/46	4,585,402	170,916

Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O)

1.49% (3)	02/15/46	2,299,436	96,322

Morgan Stanley Bank of America Merrill Lynch Trust (13-C9-XB) (I/O)

0.41% (1)(3)	05/15/46	10,000,000	129,200

Morgan Stanley Capital I Trust (99-RM1-X) (I/O)

0.96% (1)(3)(7)	12/15/31	517,515	138

WFRBS Commercial Mortgage Trust (11-C4-A3)

4.39% (1)	06/15/44	870	870

WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O)

2.04% (1)(3)	11/15/45	2,780,491	151,815

WFRBS Commercial Mortgage Trust (13-C12-XA) (I/O)

1.41% (1)(3)	03/15/48	4,468,066	172,153

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

WFRBS Commercial Mortgage Trust (14-LC14-XA) (I/O)

1.40% (3)	03/15/47	$844,556	$38,047

Total Commercial Mortgage-backed Securities — Non-agency

(Cost: $1,462,416)			1,597,925

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 8.0%

Fannie Mae (07-52-LS) (I/O) (I/F)

3.57% (-1.00 X 1 mo. USD LIBOR + 6.050%) (2)	06/25/37	72,866	7,672

Fannie Mae (08-18-SM) (I/O) (I/F)

4.52% (-1.00 X 1 mo. USD LIBOR + 7.000%) (2)	03/25/38	64,631	7,949

Fannie Mae (09-115-SB) (I/O) (I/F)

3.77% (-1.00 X 1 mo. USD LIBOR + 6.250%) (2)	01/25/40	53,869	8,465

Fannie Mae (10-116-SE) (I/O) (I/F)

4.12% (-1.00 X 1 mo. USD LIBOR + 6.600%) (2)	10/25/40	107,523	14,633

Fannie Mae, Pool #AB3679

3.50%	10/01/41	100,588	102,241

Fannie Mae, Pool #AB4045

3.50%	12/01/41	130,238	132,728

Fannie Mae, Pool #AT5914

3.50%	06/01/43	48,239	49,143

Fannie Mae, Pool #BD7081

4.00%	03/01/47	83,411	86,202

Fannie Mae, Pool #CA2208

4.50%	08/01/48	9,315	9,703

Fannie Mae, Pool #MA1527

3.00%	08/01/33	29,645	29,793

Fannie Mae, Pool #MA1652

3.50%	11/01/33	47,922	49,005

Fannie Mae TBA, 15 Year

3.50% (9)	04/01/33	25,000	25,527

Freddie Mac (2990-ND) (I/F) (PAC)

10.61% (-2.54 X 1 mo. USD LIBOR + 16.891%) (2)	12/15/34	1,547	1,583

Freddie Mac (3439-SC) (I/O) (I/F)

3.43% (-1.00 X 1 mo. USD LIBOR + 5.900%) (2)	04/15/38	72,859	9,591

Freddie Mac, Pool #G08681

3.50%	12/01/45	72,126	73,159

Freddie Mac, Pool #G08698

3.50%	03/01/46	71,602	72,538

Freddie Mac, Pool #G08716

3.50%	08/01/46	71,449	72,384

Freddie Mac, Pool #G08721

3.00%	09/01/46	12,051	11,932

See accompanying notes to financial statements.

TCW Global Bond Fund

April 30, 2019

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac, Pool #G08722

3.50%	09/01/46	$7,208	$7,303

Freddie Mac, Pool #G08732

3.00%	11/01/46	16,390	16,225

Freddie Mac, Pool #G08762

4.00%	05/01/47	82,068	84,742

Freddie Mac, Pool #G08833

5.00%	07/01/48	12,887	13,618

Freddie Mac, Pool #G18592

3.00%	03/01/31	8,972	9,039

Ginnie Mae (11-146-EI) (I/O) (PAC)

5.00%	11/16/41	76,517	15,608

Ginnie Mae (11-69-GI) (I/O)

5.00%	05/16/40	108,907	6,709

Ginnie Mae (12-7-PI) (I/O) (PAC)

3.50%	01/20/38	46,357	798

Ginnie Mae II, Pool #MA3597

3.50%	04/20/46	41,599	42,384

Ginnie Mae II, Pool #MA3663

3.50%	05/20/46	6,176	6,293

Ginnie Mae II, Pool #MA3803

3.50%	07/20/46	29,654	30,215

Ginnie Mae II, Pool #MA4454

5.00%	05/20/47	30,467	32,060

Ginnie Mae II, Pool #MA4900

3.50%	12/20/47	162,819	165,605

Ginnie Mae II, Pool #MA5399

4.50%	08/20/48	113,114	117,294

Ginnie Mae II TBA, 30 Year

5.00% (9)	08/01/48	25,000	26,090

Total Residential Mortgage-backed Securities — Agency

(Cost: $1,366,687)			1,338,231

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 4.3%

ACE Securities Corp. Home Equity Loan Trust (05-HE3-M2)

3.15% (1 mo. USD LIBOR + 0.675%) (2)	05/25/35	40,279	40,611

Banc of America FundingTrust (05-C-A3)

2.79% (1 mo. USD LIBOR + 0.300%) (2)	05/20/35	48,042	47,481

BCMSC Trust (00-A-A4)

8.29% (3)	06/15/30	189,525	74,556

Bear Stearns ALT-A Trust (05-8-11A1)

3.02% (1 mo. USD LIBOR + 0.540%) (2)	10/25/35	52,438	51,944

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

First Horizon Mortgage Pass-Through Trust (05-AR4-2A1)

4.05% (3)	10/25/35	$56,792	$55,143

Green Tree Financial Corp. (98-6-A8)

6.66% (3)	06/01/30	18,213	18,902

JPMorgan Mortgage Trust (05-A6-7A1)

4.32% (3)	08/25/35	35,005	34,140

Lehman XS Trust (06-9-A1B)

2.64% (1 mo. USD LIBOR + 0.160%) (2)	05/25/46	18,178	31,688

Merrill Lynch Alternative Note Asset Trust (07-A3-A2D)

2.81% (1 mo. USD LIBOR + 0.330%) (2)(10)	04/25/37	1,251,739	115,810

MortgageIT Trust (05-1-1A1)

3.12% (1 mo. USD LIBOR + 0.640%) (2)	02/25/35	47,129	47,255

Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1)

4.41% (3)	12/25/34	37,906	37,787

Structured Asset Mortgage Investments II Trust (05-AR6-2A1)

3.10% (1 mo. USD LIBOR + 0.310%) (2)	09/25/45	55,040	54,552

Structured Asset Mortgage Investments, Inc. (06-AR3-22A1)

3.99% (3)	05/25/36	164,798	112,379

Total Residential Mortgage-backed Securities — Non-agency

(Cost: $706,210)			722,248

U.S. TREASURY SECURITIES — 1.0%

U.S. Treasury Note

2.13%	03/31/24	110,000	109,196

2.25%	04/30/24	10,000	9,986

2.63%	02/15/29	35,000	35,363

3.00%	02/15/49	15,000	15,193

Total U.S. Treasury Securities

(Cost: $170,595)			169,738

Total Fixed Income Securities

(Cost: $15,793,797)			15,731,655

Security		Shares

INVESTMENT COMPANIES — 2.3%

TCW Emerging Markets Income Fund — I Class (11)		47,177	384,964

Total Investment Companies

(Cost: $379,105)			384,964

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Security	Maturity Date	Shares		Value

MONEY MARKET INVESTMENTS — 2.3%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.37% (12)			384,117	$384,117

Total Money Market Investments

(Cost: $384,117)				384,117

Issues		Principal Amount

SHORT TERM INVESTMENTS — 1.3%

FOREIGN GOVERNMENT BONDS — 0.7%

Japan Treasury Bill

0.00% (5)	05/09/19	JPY	4,750,000	42,649

0.00% (5)	05/20/19	JPY	9,100,000	81,710

Total Foreign Government Bonds

(Cost: $124,529)				124,359

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES — 0.6% (Cost: $92,690)

U.S. Treasury Bill

2.40% (13)(14)	06/20/19	$93,000	$92,693

Total Short Term Investments

(Cost: $217,219)			217,052

Total Investments (99.6%)

(Cost: $16,774,238)			16,717,788

Excess of Other Assets over Liabilities (0.4%)			63,468

Net Assets (100.0%)			$16,781,256

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (15)
Citibank N.A.	BRL	130,000	08/28/19	$32,704	$32,599	$(105)
Citibank N.A.	CLP	44,000,000	07/26/19	66,255	64,718	(1,537)
State Street Bank & Trust Co.	CZK	570,000	07/26/19	25,154	24,964	(190)
State Street Bank & Trust Co.	EUR	435,000	07/26/19	493,377	491,025	(2,352)
State Street Bank & Trust Co.	JPY	83,300,000	07/26/19	749,606	753,052	3,446
Citibank N.A.	KRW	75,000,000	07/26/19	65,949	64,408	(1,541)
State Street Bank & Trust Co.	NOK	2,655,000	07/26/19	313,286	308,008	(5,278)
State Street Bank & Trust Co.	PLN	297,702	05/06/19	77,994	77,768	(226)
State Street Bank & Trust Co.	PLN	315,000	07/26/19	83,227	82,484	(743)
State Street Bank & Trust Co.	SEK	635,000	07/26/19	68,709	67,241	(1,468)

				$1,976,261	$1,966,267	$(9,994)

SELL (16)
State Street Bank & Trust Co.	AUD	190,000	07/26/19	135,787	134,008	1,779
Citibank N.A.	BRL	265,000	08/28/19	62,097	66,452	(4,355)
State Street Bank & Trust Co.	CNY	700,000	07/26/19	103,851	103,897	(46)
Goldman Sachs & Co.	EUR	140,000	10/11/19	164,528	159,028	5,500
State Street Bank & Trust Co.	GBP	90,000	07/26/19	117,392	117,846	(454)
State Street Bank & Trust Co.	ILS	120,000	07/26/19	33,835	33,517	318
Goldman Sachs & Co.	ILS	180,000	07/26/19	50,559	50,273	286

				$668,049	$665,021	$3,028

See accompanying notes to financial statements.

TCW Global Bond Fund

April 30, 2019

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation/ Depreciation
BUY
13	5-Year U.S. Treasury Note Futures	06/28/19	$1,491,776	$1,503,328	$11,552
8	2-Year U.S. Treasury Note Futures	06/28/19	1,697,990	1,704,062	6,072
1	5-Year U.S. Treasury Note Futures	09/30/19	115,549	115,750	201
1	2-Year U.S. Treasury Note Futures	09/30/19	213,173	213,375	202
3	U.S. Ultra Long Bond Futures	06/19/19	485,262	492,844	7,582

			$4,003,750	$4,029,359	$25,609

SELL
8	10-Year U.S. Treasury Note Futures	06/19/19	$1,041,080	$1,054,251	$13,171

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Notes to Schedule of Investments:

CLO -	Collateralized Loan Obligation.
EETC -	Enhanced Equipment Trust Certificate.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
REIT -	Real Estate Investment Trust.
TBA -	To be Announced.
AUD -	Australian Dollar.
BRL -	Brazilian Real.
CAD -	Canadian Dollar.
CLP -	Chilean Peso.
COP -	Colombian Peso.
CZK -	Czech Koruna.
EUR -	Euro Currency.
GBP -	British Pound Sterling.
IDR -	Indonesian Rupiah.
ILS -	Israeli Shekel.
JPY -	Japanese Yen.
MXN -	Mexican Peso.
NOK -	Norwegian Krona.
PEN -	Peruvian Nuevo Sol.
SEK -	Swedish Krona.
SGD -	Singapore Dollar.
ZAR -	South African Rand.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2019, the value of these securities amounted to $2,765,704 or 16.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2019.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United
(5)	Security is not accruing interest.
(6)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(7)	Restricted security (Note 11).
(8)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(9)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(11)	Affiliated issuer.
(12)	Rate disclosed is the 7-day net yield as of April 30, 2019.
(13)	Rate shown represents yield-to-maturity.
(14)	All or a portion of this security is held as collateral for open futures contracts.
(15)	Fund buys foreign currency, sells U.S. Dollar.
(16)	Fund sells foreign currency, buys U.S. Dollar.

The summary of the TCW Global Bond Fund transactions in the affiliated fund for the period ended April 30, 2019 is as follows:

Name of Affiliated Fund	Value at October 31, 2018 (In Thousands)	Purchases at Cost (In Thousands)	Proceeds from Sales (In Thousands)	Number of Shares Held at April 30, 2019	Value at April 30, 2019 (In Thousands)	Dividends and Interest Income Received (In Thousands)	Distributions Received from Net Realized Gain (In Thousands)	Net Realized Gain/(Loss) on Investments (In Thousands)	Net change in Unrealized Gain/(Loss) on Investments (In Thousands)
TCW Emerging Markets Income Fund—I Class
	$356	$11	$ (—)	47,177	$385	$10	$—	$—	$18

Total					$385	$10	$—	$—	$18

See accompanying notes to financial statements.

TCW Global Bond Fund

Investments by Sector (Unaudited)	April 30, 2019

Sector	Percentage of Net Assets
Foreign Government Bonds	44.9%
Corporate Bonds	20.7
Commercial Mortgage-Backed Securities — Non-Agency	9.5
Residential Mortgage-Backed Securities — Agency	8.0
Residential Mortgage-Backed Securities — Non-Agency	4.3
Commercial Mortgage-Backed Securities — Agency	3.4
Asset-Backed Securities	2.4
Investment Companies	2.3
Money Market Investments	2.3
U.S. Treasury Securities	1.0
U.S. Treasury Bills	0.6
Municipal Bonds	0.2
Other*	0.4

Total	100.0%

*	Includes cash, futures, pending trades, foreign exchange transactions, interest receivable and accrued expenses payable.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Country (Unaudited)	April 30, 2019

Country	Percentage of Net Assets
Australia	1.3%
Belgium	0.2
Bermuda	0.3
Brazil	0.2
Canada	2.7
Cayman Islands	1.1
China	0.6
Colombia	0.6
Czech Republic	2.5
France	1.4
Germany	0.3
Great Britain	5.8
Hungary	0.3
Indonesia	1.5
Ireland	2.0
Israel	0.5
Italy	3.1
Japan	9.7
Luxembourg	0.1
Malaysia	0.5
Mexico	2.0
Netherlands	0.0 *
Norway	1.4
Peru	0.7
Poland	0.9
Portugal	1.0
Singapore	1.5
Slovenia	0.6
South Africa	0.5
South Korea	1.3
Spain	4.0
United States	51.0

Total	99.6%

*	Amount rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2019

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$3,470,084	$—	$3,470,084
Municipal Bonds	—	41,607	—	41,607
Foreign Government Bonds	—	7,410,033	—	7,410,033
Asset-Backed Securities	—	408,399	—	408,399
Commercial Mortgage-Backed Securities — Agency	—	573,390	—	573,390
Commercial Mortgage-Backed Securities — Non-Agency	—	1,597,925	—	1,597,925
Residential Mortgage-Backed Securities — Agency	—	1,338,231	—	1,338,231
Residential Mortgage-Backed Securities — Non-Agency	—	606,438	115,810	722,248
U.S. Treasury Securities	169,738	—	—	169,738

Total Fixed Income Securities	169,738	15,446,107	115,810	15,731,655

Investment Companies	384,964	—	—	384,964
Money Market Investments	384,117	—	—	384,117
Short-Term Investments	92,693	124,359	—	217,052

Total Investments	1,031,512	15,570,466	115,810	16,717,788

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	11,329	—	11,329
Futures Contracts
Interest Rate Risk	38,780	—	—	38,780

Total	$1,070,292	$15,581,795	$115,810	$16,767,897

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(18,295)	$—	$(18,295)

Total	$—	$(18,295)	$—	$(18,295)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 87.6% of Net Assets

BANK LOANS — 4.1%

Commercial Services — 1.0%

Mister Car Wash, Inc., Term Loan B

5.73% (3 mo. USD LIBOR + 3.250%) (1)	08/20/21	$32,170	$32,190

SBA Senior Finance II LLC, 2018 Term Loan B

4.49% (3 mo. USD LIBOR + 2.000%) (1)	04/11/25	74,438	74,112

Scientific Games International, Inc., 2018 Term Loan B5

5.23% (3 mo. USD LIBOR + 2.750%) (1)	08/14/24	32,633	32,597

SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4

4.73% (3 mo. USD LIBOR + 2.500%) (1)	04/16/25	22,344	22,386

SS&C Technologies, Inc., 2018 Term Loan B3

4.73% (3 mo. USD LIBOR + 2.500%) (1)	04/16/25	31,258	31,317

			192,602

Electric — 0.5%

TEX Operations Co. LLC, Exit Term Loan B

4.48% (3 mo. USD LIBOR + 2.000%) (1)	08/04/23	35,818	35,896

Vistra Energy Corp., 1st Lien Term Loan B3

4.48% (3 mo. USD LIBOR + 2.000%) (1)	12/31/25	62,528	62,645

			98,541

Food — 0.1%

Dhanani Group, Inc., 2018 Term Loan B

6.23% (3 mo. USD LIBOR + 3.75%) (1)	07/20/25	14,887	14,757

Healthcare-Products — 0.1%

Auris Luxembourg III S.A.R.L., 2018 USD Term Loan B

6.23% (3 mo. USD LIBOR + 3.750%) (1)	02/27/26	16,500	16,627

Healthcare-Services — 0.4%

BCPE Eagle Buyer LLC, 2017 1st Lien Term Loan

6.88% (3 mo. USD LIBOR + 4.250%) (1)	03/18/24	12,740	12,397

BCPE Eagle Buyer LLC, 2017 2nd Lien Term Loan

10.63% (3 mo. USD LIBOR + 8.000%) (1)	03/17/25	13,000	12,334

Gentiva Health Services, Inc., 2018 1st Lien Term Loan

6.25% (3 mo. USD LIBOR + 3.750%) (1)	07/02/25	48,625	48,838

			73,569

Issues	Maturity Date	Principal Amount	Value

Lodging — 0.2%

CityCenter Holdings LLC, 2017 Term Loan B

4.73% (3 mo. USD LIBOR + 2.500%) (1)	04/18/24	$32,274	$32,302

Pharmaceuticals — 0.2%

Alphabet Holding Co., Inc., 2017 1st Lien Term Loan

5.98% (3 mo. USD LIBOR + 3.500%) (1)	09/26/24	32,282	30,305

Retail — 0.5%

1011778 B.C. Unlimited Liability Co., Term Loan B3

4.73% (3 mo. USD LIBOR + 2.250%) (1)	02/16/24	88,384	88,356

Software — 1.0%

First Data Corp., 2017 Term Loan

4.48% (3 mo. USD LIBOR + 2.000%) (1)	07/08/22	24,315	24,342

First Data Corp., 2024 Term Loan

4.48% (3 mo. USD LIBOR + 2.000%) (1)	04/26/24	127,364	127,484

TierPoint LLC, 2017 1st Lien Term Loan

6.23% (3 mo. USD LIBOR + 3.750%) (1)	05/06/24	35,118	32,659

			184,485

Telecommunications — 0.1%

Intelsat Jackson Holdings S.A., 2017 Term Loan B5

6.63%	01/02/24	14,000	14,152

Total Bank Loans

(Cost: $748,206)			745,696

CORPORATE BONDS — 83.5%

Advertising — 1.0%

Clear Channel International BV (Netherlands)

8.75% (2)	12/15/20	154,000	157,850

Lamar Media Corp.

5.75%	02/01/26	24,000	25,380

			183,230

Aerospace/Defense — 0.2%

Bombardier, Inc. (Canada)

7.88% (2)	04/15/27	31,000	31,233

Airlines — 2.2%

American Airlines, Inc. Pass-Through Trust (13-2-B) (EETC)

5.60% (2)	01/15/22	170,386	173,300

Delta Air Lines, Inc. Pass-Through Certificates (02-1-G-1) (EETC)

6.72%	07/02/24	207,575	221,313

			394,613

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2019

Issues	Maturity Date	Principal Amount	Value

Auto Manufacturers — 0.4%

Allison Transmission, Inc.

5.88% (2)	06/01/29	$63,000	$65,048

Auto Parts & Equipment — 1.2%

Panther BF Aggregator 2 LP / Panther Finance Co., Inc.

6.25% (2)	05/15/26	206,000	215,013

Beverages — 0.2%

Bacardi, Ltd.

5.30% (2)	05/15/48	40,000	38,896

Chemicals — 0.2%

Axalta Coating Systems LLC

4.88% (2)	08/15/24	40,000	40,300

Coal — 0.1%

SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.

7.50% (2)	06/15/25	21,000	21,210

Commercial Services — 2.3%

Gartner, Inc.

5.13% (2)	04/01/25	8,000	8,214

IHS Markit, Ltd.

4.00% (2)	03/01/26	118,000	117,961

4.75% (2)	02/15/25	11,000	11,535

Matthews International Corp.

5.25% (2)	12/01/25	98,000	95,795

Service Corp. International

4.50%	11/15/20	108,000	108,540

4.63%	12/15/27	65,000	65,731

			407,776

Computers — 0.9%

EMC Corp.

2.65%	06/01/20	171,000	170,145

Diversified Financial Services — 1.1%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)

3.50%	01/15/25	172,000	167,761

International Lease Finance Corp.

6.25%	05/15/19	30,000	30,035

			197,796

Electrical Components & Equipment — 0.9%

Energizer Holdings, Inc.

6.38% (2)	07/15/26	34,000	35,179

7.75% (2)	01/15/27	120,000	130,350

			165,529

Entertainment — 2.0%

Caesars Resort Collection LLC / CRC Finco, Inc.

5.25% (2)	10/15/25	61,000	59,856

Issues	Maturity Date	Principal Amount	Value

Entertainment (Continued)

Churchill Downs, Inc.

4.75% (2)	01/15/28	$70,000	$68,950

5.50% (2)	04/01/27	150,000	154,031

Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp.

6.13% (2)	08/15/21	83,000	84,245

			367,082

Environmental Control — 2.0%

Clean Harbors, Inc.

5.13%	06/01/21	154,000	154,577

Covanta Holding Corp.

5.88%	07/01/25	32,000	32,920

GFL Environmental, Inc. (Canada)

5.38% (2)	03/01/23	54,000	52,785

8.50% (2)	05/01/27	50,000	52,213

Waste Pro USA, Inc.

5.50% (2)	02/15/26	67,000	67,000

			359,495

Food — 2.4%

B&G Foods, Inc.

4.63%	06/01/21	115,000	115,431

Chobani LLC / Chobani Finance Corp., Inc.

7.50% (2)	04/15/25	25,000	22,875

Kraft Heinz Foods Co.

4.88% (2)	02/15/25	50,000	51,461

Nathan’s Famous, Inc.

6.63% (2)	11/01/25	15,000	14,738

Pilgrim’s Pride Corp.

5.88% (2)	09/30/27	74,000	76,590

Post Holdings, Inc.

5.50% (2)	03/01/25	64,000	65,600

5.63% (2)	01/15/28	10,000	10,146

Smithfield Foods, Inc.

5.20% (2)	04/01/29	75,000	76,805

			433,646

Healthcare-Products — 0.9%

Hologic, Inc.

4.63% (2)	02/01/28	69,000	67,965

Teleflex, Inc.

4.63%	11/15/27	92,000	91,540

4.88%	06/01/26	3,000	3,079

			162,584

Healthcare-Services — 10.1%

Acadia Healthcare Co., Inc.

6.50%	03/01/24	71,000	73,840

Catalent Pharma Solutions, Inc.

4.88% (2)	01/15/26	101,000	101,757

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Healthcare-Services (Continued)

Centene Corp.

4.75%	05/15/22	$69,000	$70,581

4.75%	01/15/25	46,000	46,782

5.63%	02/15/21	160,000	162,800

6.13%	02/15/24	26,000	27,333

CHS / Community Health Systems, Inc.

5.13%	08/01/21	24,000	23,790

6.25%	03/31/23	47,000	45,943

8.00% (2)	03/15/26	56,000	54,740

HCA, Inc.

5.63%	09/01/28	50,000	53,344

5.88%	02/01/29	239,000	257,522

6.50%	02/15/20	144,000	148,176

Molina Healthcare, Inc.

4.88% (2)	06/15/25	60,000	59,925

5.38%	11/15/22	55,000	57,750

Tenet Healthcare Corp.

4.50%	04/01/21	123,000	125,152

4.63%	07/15/24	33,000	33,217

4.75%	06/01/20	242,000	245,327

6.00%	10/01/20	148,000	153,365

WellCare Health Plans, Inc.

5.25%	04/01/25	78,000	80,828

			1,822,172

Household Products/Wares — 1.2%

Central Garden & Pet Co.

5.13%	02/01/28	127,000	121,285

Spectrum Brands, Inc.

5.75%	07/15/25	55,000	56,392

6.13%	12/15/24	16,000	16,480

6.63%	11/15/22	18,000	18,446

			212,603

Lodging — 0.3%

Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.

5.25% (2)	05/15/27	24,000	23,520

5.50% (2)	03/01/25	24,000	24,360

			47,880

Machinery-Diversified — 0.1%

Titan Acquisition, Ltd. / Titan Co-Borrower LLC

7.75% (2)	04/15/26	18,000	16,650

Media — 8.3%

Altice Financing S.A. (Luxembourg)

7.50% (2)	05/15/26	55,000	55,962

Cable One, Inc.

5.75% (2)	06/15/22	111,000	113,115

CCO Holdings LLC / CCO Holdings Capital Corp.

5.13% (2)	05/01/27	55,000	55,756

Issues	Maturity Date	Principal Amount	Value

Media (Continued)

Charter Communications Operating LLC / Charter Communications Operating Capital

4.91%	07/23/25	$230,000	$243,570

CSC Holdings LLC

5.38% (2)	02/01/28	200,000	203,750

6.50% (2)	02/01/29	64,000	68,840

DISH DBS Corp.

5.88%	11/15/24	10,000	8,650

7.75%	07/01/26	10,000	8,988

DISH Network Corp.

3.38%	08/15/26	44,000	40,472

EW Scripps Co. (The)

5.13% (2)	05/15/25	56,000	53,550

Midcontinent Communications & Finance Co.

6.88% (2)	08/15/23	52,000	54,405

Sinclair Television Group, Inc.

6.13%	10/01/22	94,000	95,762

Sirius XM Radio, Inc.

3.88% (2)	08/01/22	239,000	239,000

TEGNA, Inc.

5.13%	10/15/19	75,000	75,375

Univision Communications, Inc.

5.13% (2)	02/15/25	38,000	35,815

Virgin Media Secured Finance PLC (United Kingdom)

5.25% (2)	01/15/26	139,000	141,913

			1,494,923

Miscellaneous Manufacturers — 0.6%

General Electric Co.

3.16% (3 mo. USD LIBOR + 0.480%) (1)	08/15/36	52,000	40,461

6.00%	08/07/19	65,000	65,448

			105,909

Oil & Gas — 4.7%

Antero Resources Corp.

5.00%	03/01/25	71,000	69,935

5.63%	06/01/23	60,000	60,900

Centennial Resource Production LLC

6.88% (2)	04/01/27	151,000	156,851

CrownRock LP / CrownRock Finance, Inc.

5.63% (2)	10/15/25	15,000	14,887

Diamondback Energy, Inc.

4.75% (2)	11/01/24	11,000	11,275

5.38%	05/31/25	52,000	54,535

Endeavor Energy Resources LP / EER Finance, Inc.

5.75% (2)	01/30/28	26,000	27,820

Ensco PLC (United Kingdom)

7.75%	02/01/26	35,000	30,450

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2019

Issues	Maturity Date	Principal Amount	Value

Oil & Gas (Continued)

EQT Corp.

3.90%	10/01/27	$75,000	$70,851

Gulfport Energy Corp.

6.38%	05/15/25	4,000	3,535

Matador Resources Co.

5.88%	09/15/26	34,000	34,340

Parsley Energy LLC / Parsley Finance Corp.

5.25% (2)	08/15/25	57,000	57,784

5.63% (2)	10/15/27	13,000	13,374

Range Resources Corp.

4.88%	05/15/25	40,000	37,000

5.00%	03/15/23	44,000	42,972

Seven Generations Energy, Ltd. (Canada)

5.38% (2)	09/30/25	36,000	34,965

Transocean Pontus, Ltd.

6.13% (2)	08/01/25	34,020	35,041

Transocean Poseidon, Ltd.

6.88% (2)	02/01/27	64,000	68,320

WPX Energy, Inc.

5.25%	09/15/24	19,000	19,617

5.75%	06/01/26	14,000	14,525

			858,977

Oil & Gas Services — 1.8%

Transocean Phoenix 2, Ltd.

7.75% (2)	10/15/24	86,250	91,425

Transocean Proteus, Ltd.

6.25% (2)	12/01/24	74,400	76,818

USA Compression Partners LP / USA Compression Finance Corp.

6.88%	04/01/26	53,000	56,015

6.88% (2)	09/01/27	100,000	105,750

			330,008

Packaging & Containers — 7.9%

Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland)

4.25% (2)	09/15/22	200,000	201,250

6.00% (2)	02/15/25	30,000	30,300

Ball Corp.

4.00%	11/15/23	118,000	119,032

4.38%	12/15/20	80,000	81,600

Berry Global, Inc.

4.50% (2)	02/15/26	125,000	121,562

Berry Plastics Corp.

5.13%	07/15/23	34,000	34,638

Crown Americas LLC / Crown Americas Capital Corp. V

4.25%	09/30/26	78,000	76,245

Graphic Packaging International, Inc.

4.88%	11/15/22	108,000	110,700

Issues	Maturity Date	Principal Amount	Value

Packaging & Containers (Continued)

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg)

6.10% (3 mo. USD LIBOR + 3.500%) (1)(2)	07/15/21	$426,000	$428,662

Sealed Air Corp.

5.25% (2)	04/01/23	62,000	64,790

5.50% (2)	09/15/25	69,000	72,623

Silgan Holdings, Inc.

4.75%	03/15/25	48,000	47,760

Trident Merger Sub, Inc.

6.63% (2)	11/01/25	34,000	31,875

			1,421,037

Pharmaceuticals — 3.4%

Bausch Health Cos, Inc. (Canada)

5.50% (2)	11/01/25	210,000	215,710

5.75% (2)	08/15/27	172,000	179,654

5.88% (2)	05/15/23	23,000	23,259

Elanco Animal Health, Inc.

3.91% (2)	08/27/21	123,000	125,142

4.90% (2)	08/28/28	70,000	74,229

			617,994

Pipelines — 5.7%

Cheniere Corpus Christi Holdings LLC

5.13%	06/30/27	13,000	13,585

Energy Transfer Operating LP

5.50%	06/01/27	95,000	103,385

5.88%	01/15/24	59,000	64,482

NGPL PipeCo LLC

4.38% (2)	08/15/22	125,000	128,750

Rockies Express Pipeline LLC

5.63% (2)	04/15/20	129,000	132,528

6.88% (2)	04/15/40	84,000	91,770

Sabine Pass Liquefaction LLC

5.63%	03/01/25	69,000	75,857

Sunoco Logistics Partners Operations LP

5.40%	10/01/47	115,000	116,105

Targa Resources Partners LP / Targa Resources Partners Finance Corp.

6.88% (2)	01/15/29	106,000	114,745

TransMontaigne Partners LP / TLP Finance Corp.

6.13%	02/15/26	91,000	88,042

Williams Cos., Inc. (The)

3.70%	01/15/23	37,000	37,643

4.55%	06/24/24	54,000	56,928

			1,023,820

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

REIT — 1.0%

GLP Capital LP / GLP Financing II, Inc.

4.88%	11/01/20	$77,000	$78,522

5.75%	06/01/28	35,000	37,714

MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.

4.50%	01/15/28	40,000	38,600

5.63%	05/01/24	24,000	25,260

			180,096

Retail — 2.2%

1011778 BC ULC / New Red Finance, Inc. (Canada)

4.25% (2)	05/15/24	109,000	107,638

Cumberland Farms, Inc.

6.75% (2)	05/01/25	43,000	45,526

IRB Holding Corp.

6.75% (2)	02/15/26	19,000	18,905

KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC

4.75% (2)	06/01/27	24,000	23,889

5.25% (2)	06/01/26	50,000	51,500

Rite Aid Corp.

6.13% (2)	04/01/23	169,000	144,284

			391,742

Software — 1.8%

CDK Global, Inc.

3.80%	10/15/19	139,000	139,626

Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.

5.75% (2)	03/01/25	74,000	73,445

MSCI, Inc.

5.75% (2)	08/15/25	31,000	32,666

SS&C Technologies, Inc.

5.50% (2)	09/30/27	86,000	88,365

			334,102

Telecommunications — 14.9%

Altice France S.A. (France)

7.38% (2)	05/01/26	103,000	104,609

CommScope Finance LLC

6.00% (2)	03/01/26	132,000	140,085

Frontier Communications Corp.

7.13%	01/15/23	122,000	77,165

8.00% (2)	04/01/27	27,000	27,996

8.50% (2)	04/01/26	23,000	21,735

Intelsat Jackson Holdings S. A. (Luxembourg)

5.50%	08/01/23	352,000	320,320

9.75% (2)	07/15/25	37,000	38,156

Intelsat Luxembourg S.A. (Luxembourg)

8.13%	06/01/23	11,000	8,374

Issues	Maturity Date	Principal Amount	Value

Telecommunications (Continued)

Koninklijke KPN NV (Netherlands)

8.38%	10/01/30	$34,000	$43,331

Level 3 Financing, Inc.

5.38%	05/01/25	219,000	223,073

6.13%	01/15/21	37,000	37,278

Qwest Corp.

6.75%	12/01/21	136,000	145,180

6.88%	09/15/33	100,000	100,125

7.25%	09/15/25	190,000	208,287

Sprint Capital Corp.

8.75%	03/15/32	156,000	163,995

Sprint Communications, Inc.

7.00% (2)	03/01/20	113,000	116,390

Sprint Corp.

7.13%	06/15/24	77,000	77,361

7.63%	02/15/25	132,000	133,650

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC

4.74% (2)	09/20/29	190,000	194,037

T-Mobile USA, Inc.

4.75%	02/01/28	191,000	192,433

6.00%	03/01/23	132,000	136,125

6.50%	01/15/24	176,000	182,600

T-Mobile USA, Inc. (Contingent payment)

4.50% (3)	02/01/26	95,000	—

4.75% (3)	02/01/28	141,000	—

6.50% (3)	01/15/24	170,000	—

Windstream Services LLC / Windstream Finance Corp.

9.00% (2)	06/30/25	6,000	4,050

			2,696,355

Trucking & Leasing — 1.5%

Avolon Holdings Funding, Ltd.

3.63% (2)	05/01/22	178,000	178,587

5.13% (2)	10/01/23	90,000	93,516

			272,103

Total Corporate Bonds

(Cost: $14,805,631)			15,079,967

Total Fixed Income Securities

(Cost: $15,553,837)			15,825,663

		Shares

COMMON STOCK — 0.3% (Cost: $327,224)

Electric — 0.3%

Homer City Holdings LLC — Series A (3)(4)		5,610	47,685

Total Common Stock

(Cost: $327,224)			47,685

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2019

Issues		Shares	Value

MONEY MARKET INVESTMENTS — 1.4%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.37% (5)		260,262	$260,262

Total Money Market Investments

(Cost: $260,262)			260,262

	Maturity Date	Principal Amount

SHORT TERM INVESTMENTS — 9.3%

U.S. TREASURY SECURITIES — 9.3%

U.S. Treasury Bill

2.34% (6)	05/28/19	$502,000	501,104

2.38% (6)	07/18/19	881,000	876,479

2.32% (6)	05/21/19	272,000	271,639

2.36% (6)(7)	06/20/19	31,000	30,898

Total U.S. Treasury Securities

(Cost: $1,680,053)			1,680,120

Total Short Term Investments

(Cost: $1,680,053)			1,680,120

Total Investments (98.6%)

(Cost: $17,821,376)			17,813,730

Excess of Other Assets over Liabilities (1.4%)			254,685

Net Assets (100.0%)			$18,068,415

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation/ (Depreciation)
Long Futures
3	2-Year U.S. Treasury Note Futures	06/28/19	636,746	$639,023	$2,277
22	5-Year U.S. Treasury Note Futures	06/28/19	2,539,829	2,544,094	4,265
1	5-Year U.S. Treasury Note Futures	09/30/19	115,549	115,750	201

			$3,292,124	$3,298,867	$6,743

Short Futures
9	10-Year U.S. Treasury Note Futures	06/19/19	$(1,174,309)	$(1,186,031)	$(11,722)

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Notes to Schedule of Investments:

EETC -	Enhanced Equipment Trust Certificate.
REIT -	Real Estate Investment Trust.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2019.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2019, the value of these securities amounted to $7,606,740 or 42.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Rate disclosed is the 7-day net yield as of April 30, 2019.
(6)	Rate shown represents yield-to-maturity.
(7)	All or a portion of this security is held as collateral for open futures contracts.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Investments by Sector (Unaudited)	April 30, 2019

Sector	Percentage of Net Assets
Corporate Bonds	83.5%
U.S. Treasury Bills	9.3
Bank Loans	4.1
Money Market Investments	1.4
Common Stock	0.3
Other*	1.4

Total	100.0%

*	Includes cash, capstock, futures, pending trades, interest receivable and accrued expenses payable.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$745,696	$—	$745,696
Corporate Bonds*	—	15,079,967	—	15,079,967

Total Fixed Income Securities	—	15,825,663	—	15,825,663

Equity Securities
Common Stock*	—	—	47,685	47,685
Money Market Investments	260,262	—	—	260,262
Short-Term Investments	1,680,120	—	—	1,680,120

Total Investments	1,940,382	15,825,663	47,685	17,813,730

Asset Derivatives
Futures Contracts
Interest Rate Risk	6,743	—	—	6,743

Total Investments	$1,947,125	$15,825,663	$47,685	$17,820,473

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(11,722)	$—	$—	$(11,722)

Total	$(11,722)	$—	$—	$(11,722)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	April 30, 2019

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 90.2% of Net Assets

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 5.5%

Fannie Mae, Pool #468764

4.16%	07/01/21	$45,000	$46,361

Fannie Mae, Pool #464321

4.36%	01/01/20	43,233	43,472

Freddie Mac Multifamily Structured Pass-Through Certificates (J15F-A1)

2.36%	07/25/20	5,824	5,812

Freddie Mac Multifamily Structured Pass-Through Certificates (J22F-A1)

3.45%	05/25/23	29,404	30,034

Freddie Mac Multifamily Structured Pass-Through Certificates (K012-X3) (I/O)

2.33% (1)	01/25/41	295,045	10,859

Freddie Mac Multifamily Structured Pass-Through Certificates (K025-X3) (I/O)

1.81% (1)	11/25/40	150,000	8,636

Freddie Mac Multifamily Structured Pass-Through Certificates (K031-X1) (I/O)

0.34% (1)	04/25/23	893,874	7,231

Freddie Mac Multifamily Structured Pass-Through Certificates (K056-XAM) (I/O)

1.29% (1)	05/25/26	100,000	7,268

Freddie Mac Multifamily Structured Pass-Through Certificates (KF04-A)

2.80% (1 mo. USD LIBOR + 0.310%) (2)	06/25/21	8,794	8,796

Freddie Mac Multifamily Structured Pass-Through Certificates (KF14-A)

3.14% (1 mo. USD LIBOR + 0.650%) (2)	01/25/23	11,331	11,358

Freddie Mac Multifamily Structured Pass-Through Certificates (KP02-A2)

2.36% (1)	04/25/21	15,061	15,016

Freddie Mac Multifamily Structured Pass-Through Certificates (KP03-A2)

1.78%	07/25/19	15,025	15,006

Freddie Mac Multifamily Structured Pass-Through Certificates (KP04-AG1)

2.71% (1)	07/25/20	55,000	54,976

Freddie Mac Multifamily Structured Pass-Through Certificates (KS05-A)

2.99% (1 mo. USD LIBOR + 0.500%) (2)	01/25/23	34,015	34,090

Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O)

0.78% (1)	09/25/25	250,000	9,258

Freddie Mac Multifamily Structured Pass-Through Certificates (KS10-A10)

3.09% (1)	10/25/28	30,000	30,086

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association (11-165-IO) (I/O)

0.50% (1)	10/16/51	$922,887	$10,493

Total Commercial Mortgage-backed Securities — Agency

(Cost: $317,541)			348,752

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 2.6%

Citigroup Commercial Mortgage Trust (12-GC8-XA) (I/O)

1.95% (1)(3)(4)	09/10/45	165,543	7,467

COMM Mortgage Trust (13-CR7-XA) (I/O)

1.38% (1)	03/10/46	272,233	10,052

Four Times Square Trust Commercial Mortgage Pass-Through Certificates (06-4TS-A)

5.40% (3)	12/13/28	9,442	9,785

JPMBB Commercial Mortgage Securities Trust (13-C17-XA) (I/O)

0.93% (1)	01/15/47	740,671	21,953

JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP9-A3S)

5.24% (3)	05/15/47	4,816	4,798

JPMorgan Chase Commercial Mortgage Securities Trust (12-HSBC-A)

3.09% (3)	07/05/32	9,591	9,710

JPMorgan Chase Commercial Mortgage Securities Trust (13-C10-XA) (I/O)

1.14% (1)	12/15/47	315,516	9,677

Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O)

1.49% (1)	02/15/46	279,470	11,707

Morgan Stanley Capital Barclays Bank Trust (16-MART-A)

2.20% (3)	09/13/31	15,000	14,819

WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O)

2.04% (1)(3)	11/15/45	893,729	48,798

WFRBS Commercial Mortgage Trust (13-C12-XA) (I/O)

1.41% (1)(3)	03/15/48	148,936	5,738

WFRBS Commercial Mortgage Trust (13-C13-XA) (I/O)

1.34% (1)(3)	05/15/45	223,809	9,033

Total Commercial Mortgage-backed Securities — Non-agency

(Cost: $167,608)			163,537

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 17.9%

Fannie Mae (03-11-FA)

3.48% (1 mo. USD LIBOR + 1.000%) (2)	09/25/32	15,631	16,059

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (03-52-NF)

2.88% (1 mo. USD LIBOR + 0.400%) (2)	06/25/23	$15,053	$15,055

Fannie Mae (05-114-PF) (PAC)

2.85% (1 mo. USD LIBOR + 0.375%) (2)	08/25/35	25,830	25,828

Fannie Mae (06-60-DF)

2.91% (1 mo. USD LIBOR + 0.430%) (2)	04/25/35	19,666	19,701

Fannie Mae (06-84-WF) (PAC)

2.78% (1 mo. USD LIBOR + 0.300%) (2)	02/25/36	6,892	6,889

Fannie Mae (07-64-FA)

2.95% (1 mo. USD LIBOR + 0.470%) (2)	07/25/37	33,964	34,087

Fannie Mae (07-67-FA)

2.73% (1 mo. USD LIBOR + 0.250%) (2)	04/25/37	11,617	11,619

Fannie Mae (08-15-JN)

4.50%	02/25/23	4,411	4,433

Fannie Mae (08-24-PF) (PAC)

3.13% (1 mo. USD LIBOR + 0.650%) (2)	02/25/38	22,774	22,892

Fannie Mae (09-33-FB)

3.30% (1 mo. USD LIBOR + 0.820%) (2)	03/25/37	24,041	24,480

Fannie Mae (11-124-DF)

2.93% (1 mo. USD LIBOR + 0.450%) (2)	08/25/40	13,308	13,324

Fannie Mae (11-75-HP) (PAC)

2.50%	07/25/40	28,155	28,061

Fannie Mae (12-93-GF) (PAC)

2.73% (1 mo. USD LIBOR + 0.250%) (2)	07/25/40	52,495	52,027

Fannie Mae, Pool #254548

5.50%	12/01/32	12,901	13,968

Fannie Mae, Pool #600187

7.00%	07/01/31	27,488	30,133

Fannie Mae, Pool #995364

6.00%	10/01/38	13,826	15,200

Fannie Mae, Pool #AL0851

6.00%	10/01/40	7,546	8,449

Freddie Mac (2550-FI) (TAC)

2.82% (1 mo. USD LIBOR + 0.350%) (2)	11/15/32	35,188	35,153

Freddie Mac (2763-FC)

2.82% (1 mo. USD LIBOR + 0.350%) (2)	04/15/32	4,559	4,558

Freddie Mac (2990-DE)

2.85% (1 mo. USD LIBOR + 0.380%) (2)	11/15/34	19,097	19,119

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac (3071-TF) (PAC)

2.77% (1 mo. USD LIBOR + 0.300%) (2)	04/15/35	$39,561	$39,438

Freddie Mac (3139-FL) (PAC)

2.77% (1 mo. USD LIBOR + 0.300%) (2)	01/15/36	18,310	18,302

Freddie Mac (3172-FK)

2.92% (1 mo. USD LIBOR + 0.450%) (2)	08/15/33	5,769	5,771

Freddie Mac (3196-FA) (PAC)

2.82% (1 mo. USD LIBOR + 0.350%) (2)	04/15/32	39,590	39,592

Freddie Mac (3300-FA)

2.77% (1 mo. USD LIBOR + 0.300%) (2)	08/15/35	40,281	40,091

Freddie Mac (3318-F)

2.72% (1 mo. USD LIBOR + 0.250%) (2)	05/15/37	47,909	47,696

Freddie Mac (3645-EH)

3.00%	12/15/20	8,120	8,096

Freddie Mac (3767-JF) (PAC)

2.77% (1 mo. USD LIBOR + 0.300%) (2)	02/15/39	36,694	36,780

Freddie Mac (3828-TF)

2.87% (1 mo. USD LIBOR + 0.400%) (2)	04/15/29	14,758	14,762

Freddie Mac (3879-MF)

2.82% (1 mo. USD LIBOR + 0.350%) (2)	09/15/38	27,839	27,851

Freddie Mac (3940-PF) (PAC)

2.83%	05/15/40	55,234	55,261

Freddie Mac (3946-FG) (PAC)

2.82% (1 mo. USD LIBOR + 0.350%) (2)	10/15/39	25,064	25,039

Freddie Mac (4231-FD)

2.82% (1 mo. USD LIBOR + 0.350%) (2)	10/15/32	64,901	64,951

Freddie Mac (263-F5)

2.97% (1 mo. USD LIBOR + 0.500%) (2)	06/15/42	49,991	50,134

Ginnie Mae (05-60-FK) (PAC)

2.70% (1 mo. USD LIBOR + 0.220%) (2)	02/20/34	69,898	69,863

Ginnie Mae (12-13-KF)

2.78% (1 mo. USD LIBOR + 0.300%) (2)	07/20/38	25,031	25,017

Ginnie Mae II, Pool #80022

4.13% (1 year Treasury Constant Maturity Rate + 1.500%) (2)	12/20/26	14,201	14,606

See accompanying notes to financial statements.

TCW Short Term Bond Fund

April 30, 2019

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Ginnie Mae II, Pool #80636

3.75% (1 year Treasury Constant Maturity Rate + 1.500%) (2)	09/20/32	$10,171	$10,498

Ginnie Mae II, Pool #80757

3.75% (1 year Treasury Constant Maturity Rate + 1.500%) (2)	10/20/33	7,621	7,597

Ginnie Mae II, Pool #80797

3.38% (1 year Treasury Constant Maturity Rate + 1.500%) (2)	01/20/34	50,608	52,613

Ginnie Mae II, Pool #80937

3.63% (1 year Treasury Constant Maturity Rate + 1.500%) (2)	06/20/34	18,473	19,132

NCUA Guaranteed Notes (10-R1-1A)

2.93% (1 mo. USD LIBOR + 0.450%) (2)	10/07/20	49,791	49,777

Total Residential Mortgage-backed Securities — Agency

(Cost: $1,120,490)			1,123,902

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 1.3%

Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1)

4.58% (1)	11/25/32	58,880	60,365

First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C)

3.48% (1 mo. USD LIBOR + 1.000%) (2)	08/25/34	17,376	17,033

Morgan Stanley Mortgage Loan Trust (04-6AR-1A)

3.38% (1 mo. USD LIBOR + 0.900%) (2)	07/25/34	5,712	5,736

Residential Accredit Loans, Inc. (02-QS16-A2)

3.03% (1 mo. USD LIBOR + 0.550%) (2)(5)	10/25/17	83	85

Total Residential Mortgage-backed Securities — Non-agency

(Cost: $80,039)			83,219

CORPORATE BONDS — 29.6%

Aerospace/Defense — 1.0%

BAE Systems Holdings, Inc.

6.38% (3)	06/01/19	20,000	20,055

L3 Technologies, Inc.

4.95%	02/15/21	15,000	15,478

United Technologies Corp.

3.33% (3 mo. USD LIBOR + 0.650%) (2)	08/16/21	25,000	25,026

			60,559

Issues	Maturity Date	Principal Amount	Value

Agriculture — 0.5%

BAT Capital Corp.

2.76%	08/15/22	$30,000	$29,588

Auto Manufacturers — 1.4%

BMW US Capital LLC

2.97% (3 mo. USD LIBOR + 0.380%) (2)(3)	04/06/20	30,000	30,050

Ford Motor Credit Co. LLC

2.46%	03/27/20	25,000	24,835

2.60%	11/04/19	25,000	24,945

5.88%	08/02/21	10,000	10,467

			90,297

Banks — 11.1%

Bank of America Corp.

2.37% (3 mo. USD LIBOR + 0.66%) (2)	07/21/21	100,000	99,330

2.74% (2)	01/23/22	25,000	24,925

7.63%	06/01/19	15,000	15,056

Bank of New York Mellon Corp. (The)

2.20%	05/15/19	25,000	25,000

Citigroup, Inc.

2.45%	01/10/20	25,000	24,955

2.50%	07/29/19	25,000	24,992

2.90%	12/08/21	25,000	24,974

Goldman Sachs Group, Inc. (The)

2.55%	10/23/19	40,000	39,929

JPMorgan Chase & Co.

3.31% (3 mo. USD LIBOR + 0.680%) (2)	06/01/21	75,000	75,322

JPMorgan Chase Bank NA

3.09% (3.086% until 4/26/20 then 3 mo. USD LIBOR + 0.35%)	04/26/21	50,000	50,135

Lloyds Bank PLC (United Kingdom)

5.80% (3)	01/13/20	30,000	30,647

Morgan Stanley

3.25% (3 mo. USD LIBOR + 0.550%) (2)	02/10/21	30,000	30,044

7.30%	05/13/19	60,000	60,084

Santander UK Group Holdings PLC (United Kingdom)

3.13%	01/08/21	30,000	30,021

Wells Fargo & Co.

2.15%	01/30/20	40,000	39,844

2.63%	07/22/22	5,000	4,958

Wells Fargo Bank N.A.

2.40%	01/15/20	100,000	99,806

			700,022

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Beverages — 1.0%

Anheuser-Busch InBev Worldwide, Inc.

6.88%	11/15/19	$25,000	$25,551

Constellation Brands, Inc.

2.00%	11/07/19	25,000	24,896

Molson Coors Brewing Co.

2.25%	03/15/20	15,000	14,927

			65,374

Chemicals — 0.3%

International Flavors & Fragrances, Inc.

3.40%	09/25/20	20,000	20,130

Commercial Services — 0.4%

IHS Markit, Ltd.

5.00% (3)	11/01/22	25,000	26,320

Diversified Financial Services — 1.3%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)

3.75%	05/15/19	25,000	25,007

Air Lease Corp.

3.50%	01/15/22	30,000	30,319

GE Capital International Funding Co. Unlimited Co. (Ireland)

2.34%	11/15/20	30,000	29,621

			84,947

Food — 1.6%

Campbell Soup Co.

3.11% (3 mo. USD LIBOR + 0.500%) (2)	03/16/20	15,000	14,984

Conagra Brands, Inc.

3.09% (3 mo. USD LIBOR + 0.500%) (2)	10/09/20	25,000	24,940

Danone SA

1.69% (3)	10/30/19	20,000	19,879

Mondelez International Holdings Netherlands BV

1.63% (3)	10/28/19	25,000	24,859

Tyson Foods, Inc.

3.09% (3 mo. USD LIBOR + 0.450%) (2)	08/21/20	15,000	14,992

			99,654

Forest Products & Paper — 0.3%

Georgia-Pacific LLC

2.54% (3)	11/15/19	20,000	19,978

Healthcare-Products — 0.5%

Becton Dickinson and Co.

3.48% (3 mo. USD LIBOR + 0.875%)	12/29/20	15,000	15,003

Issues	Maturity Date	Principal Amount	Value

Healthcare-Products (Continued)

Zimmer Biomet Holdings, Inc.

3.38% (3 mo. USD LIBOR + 0.750%) (2)	03/19/21	$15,000	$14,957

			29,960

Healthcare-Services — 1.4%

Anthem, Inc.

2.25%	08/15/19	25,000	24,964

Fresenius Medical Care US Finance II, Inc.

5.63% (3)	07/31/19	25,000	25,131

Humana, Inc.

2.50%	12/15/20	15,000	14,931

Sutter Health

2.29%	08/15/53	25,000	24,607

			89,633

Insurance — 0.4%

Allstate Corp. (The)

3.03% (3 mo. USD LIBOR + 0.430%) (2)	03/29/21	25,000	25,041

Media — 0.2%

Discovery Communications LLC

2.80%	06/15/20	10,000	9,985

Miscellaneous Manufacturers — 1.0%

General Electric Co.

2.20%	01/09/20	45,000	44,739

4.65%	10/17/21	15,000	15,551

			60,290

Packaging & Containers — 0.3%

Bemis Co., Inc.

6.80%	08/01/19	20,000	20,194

Pharmaceuticals — 0.6%

Bayer US Finance II LLC

2.13% (3)	07/15/19	20,000	19,950

Bayer US Finance LLC

2.38% (3)	10/08/19	15,000	14,967

			34,917

REIT — 4.5%

Alexandria Real Estate Equities, Inc.

2.75%	01/15/20	25,000	24,974

American Campus Communities Operating Partnership LP

3.35%	10/01/20	20,000	20,090

Camden Property Trust

2.95%	12/15/22	25,000	25,086

GLP Capital LP / GLP Financing II, Inc.

4.38%	04/15/21	10,000	10,201

4.88%	11/01/20	15,000	15,297

See accompanying notes to financial statements.

TCW Short Term Bond Fund

April 30, 2019

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

HCP, Inc.

4.00%	12/01/22	$25,000	$25,770

Healthcare Trust of America Holdings LP

3.38%	07/15/21	30,000	30,116

Host Hotels & Resorts LP

6.00%	10/01/21	15,000	15,873

National Retail Properties, Inc.

3.80%	10/15/22	15,000	15,341

SL Green Operating Partnership LP

3.66% (3 mo. USD LIBOR + 0.980%)	08/16/21	40,000	40,028

UDR, Inc.

3.70%	10/01/20	35,000	35,375

Ventas Realty LP / Ventas Capital Corp.

2.70%	04/01/20	25,000	24,985

			283,136

Retail — 0.7%

Alimentation Couche-Tard, Inc. (Canada)

2.35% (3)	12/13/19	20,000	19,937

Dollar Tree, Inc.

3.29% (3 mo. USD LIBOR + 0.700%) (2)	04/17/20	25,000	25,002

			44,939

Semiconductors — 0.4%

Analog Devices, Inc.

2.85%	03/12/20	10,000	10,005

Broadcom Corp. / Broadcom Cayman Finance, Ltd.

2.38%	01/15/20	15,000	14,936

			24,941

Telecommunications — 0.5%

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC

3.36% (3)	03/20/23	31,250	31,211

Trucking & Leasing — 0.2%

Park Aerospace Holdings, Ltd.

3.63% (3)	03/15/21	10,000	10,016

4.50% (3)	03/15/23	5,000	5,064

			15,080

Total Corporate Bonds

(Cost: $1,879,331)			1,866,196

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES — 33.3%

U.S. Treasury Note

2.25%	03/31/21	$955,000	$954,553

2.25%	04/30/21	160,000	159,941

2.25%	04/15/22	205,000	205,052

2.50%	01/31/21	100,000	100,352

2.50%	02/28/21	676,000	678,548

Total U.S. Treasury Securities

(Cost: $2,094,083)			2,098,446

Total Fixed Income Securities

(Cost: $5,659,092)			5,684,052

		Shares

MONEY MARKET INVESTMENTS — 1.9%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.37% (6)		118,610	118,610

Total Money Market Investments

(Cost: $118,610)			118,610

		Principal Amount

SHORT TERM INVESTMENTS — 10.2%

U.S. Treasury Securities — 10.2%

U.S. Treasury Bill

2.42% (7)	10/10/19	$41,000	40,563

2.37% (7)(8)	06/20/19	17,000	16,944

2.41% (7)	10/24/19	90,000	88,964

2.32% (7)	05/21/19	400,000	399,469

2.39% (7)	07/18/19	95,000	94,512

Total U.S. Treasury Securities

(Cost: $640,432)			640,452

Total Short Term Investments

(Cost: $640,432)			640,452

Total Investments (102.3%)

(Cost: $6,418,134)			6,443,114

Liabilities in Excess of Other Assets (-2.3%)			(146,318)

Net Assets (100.0%)			$6,296,796

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation
BUY
2	2-Year U.S. Treasury Note Futures	06/28/19	$424,551	$426,016	$1,465

Notes to Schedule of Investments:

I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
REIT -	Real Estate Investment Trust.
TAC -	Target Amortization Class.
(1)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2019.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2019, the value of these securities amounted to $408,212 or 6.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Restricted security (Note 11).
(5)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not known as of April 30, 2019.
(6)	Rate disclosed is the 7-day net yield as of April 30, 2019.
(7)	Rate shown represents yield-to-maturity.
(8)	All or a portion of this security is held as collateral for open futures contracts.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Investments by Sector (Unaudited)	April 30, 2019

Sector	Percentage of Net Assets
U.S. Treasury Securities	33.3%
Corporate Bonds	29.6
Residential Mortgage-Backed Securities — Agency	17.9
U.S. Treasury Bills	10.2
Commercial Mortgage-Backed Securities — Agency	5.5
Commercial Mortgage-Backed Securities — Non-Agency	2.6
Money Market Investments	1.9
Residential Mortgage-Backed Securities — Non-Agency	1.3
Other*	(2.3)

Total	100.0%

*	Includes futures, pending trades, interest receivable and accrued expenses payable.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$348,752	$—	$348,752
Commercial Mortgage-Backed Securities — Non-Agency	—	163,537	—	163,537
Residential Mortgage-Backed Securities — Agency	—	1,123,902	—	1,123,902
Residential Mortgage-Backed Securities — Non-Agency	—	83,219	—	83,219
Corporate Bonds*	—	1,866,196	—	1,866,196
U.S. Treasury Securities	2,098,446	—	—	2,098,446

Total Fixed Income Securities	2,098,446	3,585,606	—	5,684,052

Money Market Investments	118,610	—	—	118,610
Short-Term Investments	640,452	—	—	640,452

Total Investments	2,857,508	3,585,606	—	6,443,114

Asset Derivatives
Futures Contracts
Interest Rate Risk	$1,465	$—	$—	$1,465

Total Investments	$2,858,973	$3,585,606	$—	$6,444,579

*	See Schedule of Investments for corresponding industries.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	April 30, 2019

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 97.7% of Net Assets

ASSET-BACKED SECURITIES — 2.3%

321 Henderson Receivables I LLC (13-3A-A)

4.08% (1)	01/17/73	$7,412,739	$7,662,890

EFS Volunteer No 2 LLC (12-1-A2)

3.83% (1 mo. USD LIBOR + 1.350%) (1)(2)	03/25/36	7,225,000	7,368,666

EFS Volunteer No 3 LLC (12-1-A3)

3.48% (1 mo. USD LIBOR + 1.000%) (1)(2)	04/25/33	17,192,226	17,267,008

Global SC Finance SRL (14-1A-A2)

3.09% (1)	07/17/29	8,591,625	8,495,481

Higher Education Funding I (14-1-A)

3.70% (3 mo. USD LIBOR + 1.050%) (1)(2)	05/25/34	18,182	18,315

Navient Student Loan Trust (14-2-A)

3.12% (1 mo. USD LIBOR + 0.640%) (2)	03/25/83	24,992,473	24,637,265

Navient Student Loan Trust (14-3-A)

3.10% (1 mo. USD LIBOR + 0.620%) (2)	03/25/83	25,720,427	25,460,897

Navient Student Loan Trust (14-4-A)

3.10% (1 mo. USD LIBOR + 0.620%) (2)	03/25/83	14,400,392	14,133,308

Navient Student Loan Trust (16-5A-A)

3.73% (1 mo. USD LIBOR + 1.250%) (1)(2)	06/25/65	16,919,022	17,179,687

Navient Student Loan Trust (17-1A-A3)

3.63% (1 mo. USD LIBOR + 1.150%) (1)(2)	07/26/66	20,130,000	20,456,757

SLM Student Loan Trust (08-8-B)

4.83% (3 mo. USD LIBOR + 2.250%) (2)	10/25/75	5,706,000	5,861,081

Total Asset-backed Securities

(Cost: $147,602,472)			148,541,355

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 5.1%

Fannie Mae (12-M12-1A) (ACES)

2.94% (3)	08/25/22	42,154,154	42,777,108

Fannie Mae (12-M15-A) (ACES)

2.80% (3)	10/25/22	22,227,585	22,273,663

Fannie Mae (19-M4-A2) (ACES)

3.61%	02/25/31	19,120,000	19,908,406

Fannie Mae, Pool #AL1981

3.45%	05/25/34	24,962,000	25,071,389

Fannie Mae, Pool #AL2660

2.63%	10/01/22	14,933,967	15,001,940

Fannie Mae, Pool #AL3366

2.44%	02/01/23	35,477,473	35,324,048

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae, Pool #AN9555

3.81%	06/01/30	$20,679,000	$21,879,563

Fannie Mae, Pool #BL0552

3.95%	11/01/30	11,549,000	12,387,903

Fannie Mae, Pool #BL0710

4.03%	11/01/30	28,324,000	30,552,365

Fannie Mae, Pool #BL0740

4.08%	12/01/33	21,998,000	23,748,935

Freddie Mac (K-1510-A3)

3.79%	01/25/34	31,000,000	32,857,557

Freddie Mac (K089-AM)

3.63% (3)	01/25/29	24,700,000	25,870,321

Freddie Mac (KW08-A2)

3.60%	01/25/29	15,825,000	16,565,993

Total Commercial Mortgage-backed Securities — Agency

(Cost: $324,580,466)			324,219,191

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 0.6%

DBRR Trust (11-LC2-A4A)

4.54% (1)(3)	07/12/44	10,288,605	10,577,870

DBWF Mortgage Trust (16-85T-A)

3.79% (1)	12/10/36	6,385,000	6,633,255

GRACE Mortgage Trust (14-GRCE-A)

3.37% (1)	06/10/28	15,750,000	15,936,695

GS Mortgage Securities Corp. (12-ALOH-A)

3.55% (1)	04/10/34	6,105,000	6,258,866

Total Commercial Mortgage-backed Securities — Non-agency

(Cost: $40,853,265)			39,406,686

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 52.8%

Fannie Mae (01-40-Z)

6.00%	08/25/31	185,910	201,530

Fannie Mae (03-117-TG) (PAC)

4.75%	08/25/33	401,804	423,891

Fannie Mae (04-52-SW) (I/O) (I/F)

4.62% (1 mo. USD LIBOR + 7.100%) (2)	07/25/34	610,585	83,093

Fannie Mae (04-65-LT)

4.50%	08/25/24	1,059,658	1,091,566

Fannie Mae (04-68-LC)

5.00%	09/25/29	1,391,088	1,475,189

Fannie Mae (05-117-LC) (PAC)

5.50%	11/25/35	3,776,034	3,940,400

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (05-74-CP) (I/F) (PAC)

15.67% (-3.67 X 1 mo. USD LIBOR + 24.750%) (2)	05/25/35	$236,144	$306,629

Fannie Mae (07-103-AI) (I/O) (I/F)

4.02% (1 mo. USD LIBOR + 6.500%) (2)	03/25/37	4,545,868	638,219

Fannie Mae (07-20-SI) (I/O) (I/F)

3.97% (-1.00 X 1 mo. USD LIBOR + 6.450%) (2)	03/25/37	1,447,989	203,637

Fannie Mae (07-21-SE) (I/O) (I/F)

3.95% (-1.00 X 1 mo. USD LIBOR + 6.440%) (2)	03/25/37	1,141,941	147,028

Fannie Mae (07-56-SG) (I/O) (I/F)

3.92% (-1.00 X 1 mo. USD LIBOR + 6.410%) (2)	06/25/37	1,304,982	121,202

Fannie Mae (07-58-SV) (I/O) (I/F)

4.27% (-1.00 X 1 mo. USD LIBOR + 6.750%) (2)	06/25/37	5,187,855	618,723

Fannie Mae (07-65-S) (I/O) (I/F)

4.12% (-1.00 X 1 mo. USD LIBOR + 6.600%) (2)	07/25/37	987,638	143,782

Fannie Mae (07-88-FY)

2.94% (1 mo. USD LIBOR + 0.460%) (2)	09/25/37	715,120	721,692

Fannie Mae (07-B2-ZA)

5.50%	06/25/37	12,858,883	14,126,005

Fannie Mae (08-1-AI) (I/O) (I/F)

3.77% (-1.00 X 1 mo. USD LIBOR + 6.250%) (2)	05/25/37	4,777,033	621,768

Fannie Mae (08-13-SB) (I/O) (I/F)

3.76% (-1.00 X 1 mo. USD LIBOR + 6.240%) (2)	03/25/38	4,256,392	709,616

Fannie Mae (08-23-SB) (I/O) (I/F)

4.37% (-1.00 X 1 mo. USD LIBOR + 6.850%) (2)	04/25/38	7,618,603	1,056,405

Fannie Mae (08-35-SD) (I/O) (I/F)

3.97% (-1.00 X 1 mo. USD LIBOR + 6.450%) (2)	05/25/38	532,272	37,178

Fannie Mae (08-66-SG) (I/O) (I/F)

3.59% (-1.00 X 1 mo. USD LIBOR + 6.070%) (2)	08/25/38	9,490,712	1,576,266

Fannie Mae (08-68-SA) (I/O) (I/F)

3.49% (-1.00 X 1 mo. USD LIBOR + 5.970%) (2)	08/25/38	3,662,620	364,280

Fannie Mae (09-3-SH) (I/O) (I/F)

2.97% (-1.00 X 1 mo. USD LIBOR + 5.450%) (2)	06/25/37	1,617,312	171,669

Fannie Mae (09-47-SV) (I/O) (I/F)

4.27% (-1.00 X 1 mo. USD LIBOR + 6.750%) (2)	07/25/39	1,095,922	115,230

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (09-51-SA) (I/O) (I/F)

4.27% (-1.00 X 1 mo. USD LIBOR + 6.750%) (2)	07/25/39	$4,455,436	$632,355

Fannie Mae (09-6-SD) (I/O) (I/F)

3.07% (-1.00 X 1 mo. USD LIBOR + 5.550%) (2)	02/25/39	1,681,351	184,825

Fannie Mae (09-68-KB)

4.00%	09/25/24	4,243,327	4,311,100

Fannie Mae (09-71-LB)

4.00%	09/25/29	12,595,991	13,064,365

Fannie Mae (09-72-AC)

4.00%	09/25/29	16,226,528	16,829,220

Fannie Mae (09-72-JS) (I/O) (I/F)

4.77% (-1.00 X 1 mo. USD LIBOR + 7.250%) (2)	09/25/39	951,230	177,357

Fannie Mae (10-136-CX) (PAC)

4.00%	08/25/39	20,937,000	21,744,373

Fannie Mae (11-111-DB)

4.00%	11/25/41	50,000,000	52,224,454

Fannie Mae (11-123-ZP) (PAC)

4.50%	12/25/41	4,707,819	5,210,378

Fannie Mae (12-128-UY) (PAC)

2.50%	11/25/42	11,738,000	10,783,219

Fannie Mae (12-133-GC) (PAC)

2.50%	08/25/41	26,409,637	26,101,621

Fannie Mae (12-153-PC) (PAC)

2.00%	05/25/42	7,991,283	7,676,305

Fannie Mae (13-101-BO) (P/O)

0.00% (4)	10/25/43	7,405,239	6,116,223

Fannie Mae (13-101-CO) (P/O)

0.00% (4)	10/25/43	17,134,813	14,374,560

Fannie Mae (13-21-EC) (I/O)

2.00%	12/25/38	11,994,671	11,779,757

Fannie Mae (13-95-PN) (PAC)

3.00%	01/25/43	21,400,000	21,225,357

Fannie Mae (18-52 PZ) (PAC)

4.00%	07/25/48	2,923,693	3,135,300

Fannie Mae (18-55 PA) (PAC)

3.50%	01/25/47	19,325,581	19,580,055

Fannie Mae (93-202-SZ) (I/F) (PAC)

10.00% (2)	11/25/23	43,636	47,547

Fannie Mae (95-21-C) (P/O)

0.00% (4)	05/25/24	244,721	231,352

Fannie Mae (G92-29-J)

8.00%	07/25/22	15,489	16,466

Fannie Mae, Pool #254634

5.50%	02/01/23	71,245	74,982

Fannie Mae, Pool #257536

5.00%	01/01/29	1,339,888	1,412,767

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2019

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae, Pool #310033

6.00%	07/01/47	$465,154	$519,704

Fannie Mae, Pool #555424

5.50%	05/01/33	3,243,502	3,536,318

Fannie Mae, Pool #661856

4.50% (12 mo. USD LIBOR + 1.623%) (2)	10/01/32	33,706	33,648

Fannie Mae, Pool #671133

4.29% (6 mo. USD LIBOR + 1.413%) (2)	02/01/33	76,038	78,388

Fannie Mae, Pool #672272

4.80% (12 mo. USD LIBOR + 1.579%) (2)	12/01/32	29,089	30,196

Fannie Mae, Pool #687847

4.66% (12 mo. USD LIBOR + 1.590%) (2)	02/01/33	75,906	79,419

Fannie Mae, Pool #692104

4.29% (6 mo. USD LIBOR + 1.413%) (2)	02/01/33	463,059	477,854

Fannie Mae, Pool #699866

4.27% (12 mo. USD LIBOR + 1.588%) (2)	04/01/33	286,244	298,248

Fannie Mae, Pool #704454

4.20% (12 mo. USD LIBOR + 1.695%) (2)	05/01/33	75,806	78,113

Fannie Mae, Pool #728824

4.40% (12 mo. USD LIBOR + 1.586%) (2)	07/01/33	85,717	90,232

Fannie Mae, Pool #734384

5.50%	07/01/33	370,086	397,812

Fannie Mae, Pool #785677

5.00%	07/01/19	414	414

Fannie Mae, Pool #888593

7.00%	06/01/37	359,968	414,944

Fannie Mae, Pool #934103

5.00%	07/01/38	288,712	302,291

Fannie Mae, Pool #979563

5.00%	04/01/28	695,994	733,850

Fannie Mae, Pool #995040

5.00%	06/01/23	341,379	350,014

Fannie Mae, Pool #995425

6.00%	01/01/24	1,624,687	1,693,023

Fannie Mae, Pool #995573

6.00%	01/01/49	1,336,075	1,402,710

Fannie Mae, Pool #995953

6.00%	11/01/28	3,856,090	4,172,267

Fannie Mae, Pool #995954

6.00%	03/01/29	2,128,928	2,303,109

Fannie Mae, Pool #AA3303

5.50%	06/01/38	2,909,368	3,122,266

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae, Pool #AB6210

3.00%	09/01/42	$32,546,913	$32,312,641

Fannie Mae, Pool #AE0588

6.00%	08/01/37	6,899,591	7,722,756

Fannie Mae, Pool #AL0851

6.00%	10/01/40	4,757,712	5,326,871

Fannie Mae, Pool #AL1594

6.00%	07/01/40	3,562,634	3,978,431

Fannie Mae, Pool #AL9106

4.50%	02/01/46	28,889,184	30,455,673

Fannie Mae, Pool #AS9749

4.00%	06/01/47	19,635,055	20,259,772

Fannie Mae, Pool #AS9830

4.00%	06/01/47	24,206,799	24,976,973

Fannie Mae, Pool #AS9972

4.00%	07/01/47	21,010,819	21,679,309

Fannie Mae, Pool #BN4316

4.00% (5)	01/01/49	537,077	553,992

Fannie Mae, Pool #BN6264

4.00% (5)	04/01/49	12,633,384	13,026,388

Fannie Mae, Pool #CA1540

4.00%	04/01/48	35,994,739	37,475,304

Fannie Mae, Pool #CA1710

4.50%	05/01/48	31,043,115	32,376,290

Fannie Mae, Pool #CA1711

4.50%	05/01/48	29,133,690	30,384,862

Fannie Mae, Pool #CA2208

4.50%	08/01/48	33,836,180	35,247,690

Fannie Mae, Pool #MA1561

3.00%	09/01/33	42,047,773	42,257,306

Fannie Mae, Pool #MA1584

3.50%	09/01/33	28,736,116	29,385,658

Fannie Mae, Pool #MA2871

3.00%	01/01/32	13,009,096	13,087,056

Fannie Mae, Pool #MA2995

4.00%	05/01/47	18,778,120	19,375,573

Fannie Mae, Pool #MA3313

3.50%	03/01/33	4,089,604	4,177,135

Fannie Mae, Pool #MA3340

3.50%	04/01/33	5,844,711	5,974,060

Fannie Mae, Pool #MA3427

4.00%	07/01/33	34,767,410	35,962,989

Fannie Mae TBA, 15 Year

2.50% (6)	04/01/32	26,835,000	26,558,263

3.00% (6)	03/01/33	960,000	964,894

Fannie Mae TBA, 30 Year

5.00% (6)	08/01/48	5,825,000	6,140,255

4.50% (6)	07/01/48	28,870,000	30,044,535

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac (1829-ZB)

6.50%	03/15/26	$83,630	$88,428

Freddie Mac (2367-ZK)

6.00%	10/15/31	148,801	163,889

Freddie Mac (2514-PZ) (PAC)

5.50%	10/15/32	2,125,868	2,327,599

Freddie Mac (2571-PZ) (PAC)

5.50%	02/15/33	4,984,305	5,387,824

Freddie Mac (2642-AR)

4.50%	07/15/23	389,087	399,013

Freddie Mac (2647-OV) (P/O)

0.00% (4)	07/15/33	604,092	561,316

Freddie Mac (2662-MT) (TAC)

4.50%	08/15/33	2,301,486	2,389,075

Freddie Mac (2666-BD)

4.50%	08/15/23	876,494	899,042

Freddie Mac (2700-B)

4.50%	11/15/23	1,365,187	1,407,986

Freddie Mac (2752-GZ) (PAC)

5.00%	02/15/34	20,516,085	22,028,946

Freddie Mac (277-30)

3.00%	09/15/42	29,793,165	29,793,996

Freddie Mac (2882-JH) (PAC)

4.50%	10/15/34	205,681	208,186

Freddie Mac (2903-PO) (P/O)

0.00% (4)	11/15/23	256,810	243,143

Freddie Mac (3045-HZ)

4.50%	10/15/35	2,381,234	2,459,234

Freddie Mac (3063-YG) (PAC)

5.50%	11/15/35	23,220,946	25,370,118

Freddie Mac (3114-KZ)

5.00%	02/15/36	17,802,186	19,209,111

Freddie Mac (3146-GE)

5.50%	04/15/26	4,612,086	4,930,646

Freddie Mac (3149-OD) (P/O) (PAC)

0.00% (4)	05/15/36	5,326,649	4,659,386

Freddie Mac (3315-S) (I/O) (I/F)

3.94% (-1.00 X 1 mo. USD LIBOR + 6.410%) (2)	05/15/37	1,706,185	197,465

Freddie Mac (3376-SX) (I/O) (I/F)

3.57% (-1.00 X 1 mo. USD LIBOR + 6.040%) (2)	10/15/37	3,097,231	384,828

Freddie Mac (3410-IS) (I/O) (I/F)

3.80% (-1.00 X 1 mo. USD LIBOR + 6.270%) (2)	02/15/38	4,039,095	545,832

Freddie Mac (3424-BI) (I/O) (I/F)

4.33% (-1.00 X 1 mo. USD LIBOR + 6.800%) (2)	04/15/38	4,556,387	896,959

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac (3512-AY)

4.00%	02/15/24	$820,805	$822,007

Freddie Mac (3519-SH) (I/O) (I/F)

3.03% (-1.00 X 1 mo. USD LIBOR + 5.500%) (2)	07/15/37	429,871	35,854

Freddie Mac (3531-SC) (I/O) (I/F)

3.83% (-1.00 X 1 mo. USD LIBOR + 6.300%) (2)	05/15/39	6,589,001	391,725

Freddie Mac (3541-SA) (I/O) (I/F)

4.28% (-1.00 X 1 mo. USD LIBOR + 6.750%) (2)	06/15/39	1,884,049	303,066

Freddie Mac (3550-GS) (I/O) (I/F)

4.28% (-1.00 X 1 mo. USD LIBOR + 6.750%) (2)	07/15/39	5,903,455	1,046,518

Freddie Mac (3551-VZ)

5.50%	12/15/32	2,612,881	2,856,322

Freddie Mac (3557-KB)

4.50%	07/15/29	5,711,474	5,978,652

Freddie Mac (3557-NB)

4.50%	07/15/29	13,067,506	13,783,427

Freddie Mac (3558-KB)

4.00%	08/15/29	6,356,086	6,531,576

Freddie Mac (3565-XB)

4.00%	08/15/24	8,201,687	8,411,200

Freddie Mac (3575-D)

4.50%	03/15/37	814,620	864,886

Freddie Mac (3626-MD) (PAC)

5.00%	01/15/38	16,459,815	16,935,506

Freddie Mac (3719-PJ) (PAC)

4.50%	09/15/40	20,025,406	21,522,844

Freddie Mac (3788-SB) (I/O) (I/F)

4.01% (-1.00 X 1 mo. USD LIBOR + 6.480%) (2)	01/15/41	8,441,614	1,300,030

Freddie Mac (3885-PO) (P/O) (PAC)

0.00% (4)	11/15/33	2,105,020	1,831,384

Freddie Mac (3930-KE) (PAC)

4.00%	09/15/41	10,470,000	11,061,033

Freddie Mac (4030-HS) (I/O) (I/F)

4.14% (-1.00 X 1 mo. USD LIBOR + 6.610%) (2)	04/15/42	3,666,786	650,897

Freddie Mac (4604-PB) (PAC)

3.00%	01/15/46	2,201,517	2,154,341

Freddie Mac (4846-PA)

4.00%	06/15/47	12,058,370	12,477,361

Freddie Mac (R002-ZA)

5.50%	06/15/35	4,594,826	5,069,217

Freddie Mac, Pool #A91162

5.00%	02/01/40	21,204,428	23,130,046

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2019

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac, Pool #A92195

5.00%	05/01/40	$6,302,641	$6,845,369

Freddie Mac, Pool #B15490

5.00%	07/01/19	522	530

Freddie Mac, Pool #B15557

5.00%	07/01/19	1,043	1,059

Freddie Mac, Pool #C90552

6.00%	06/01/22	22,024	22,821

Freddie Mac, Pool #G01959

5.00%	12/01/35	124,917	134,342

Freddie Mac, Pool #G06173

4.00%	11/01/40	26,054,774	27,209,831

Freddie Mac, Pool #G07556

4.00%	11/01/43	7,914,865	8,298,722

Freddie Mac, Pool #G07786

4.00%	08/01/44	29,101,938	30,433,908

Freddie Mac, Pool #G07848

3.50%	04/01/44	64,076,560	65,470,296

Freddie Mac, Pool #G08687

3.50%	01/01/46	78,745,614	79,824,224

Freddie Mac, Pool #G08710

3.00%	06/01/46	3,794,724	3,757,247

Freddie Mac, Pool #G08715

3.00%	08/01/46	73,137,827	72,415,440

Freddie Mac, Pool #G08716

3.50%	08/01/46	22,267,094	22,558,290

Freddie Mac, Pool #G08721

3.00%	09/01/46	81,471,801	80,667,112

Freddie Mac, Pool #G08737

3.00%	12/01/46	42,307,688	41,881,704

Freddie Mac, Pool #G08833

5.00%	07/01/48	14,409,424	15,226,629

Freddie Mac, Pool #G08840

5.00%	08/01/48	2,996,365	3,164,416

Freddie Mac, Pool #G08849

5.00%	11/01/48	22,424,326	23,674,908

Freddie Mac, Pool #G11678

4.50%	04/01/20	29,899	30,538

Freddie Mac, Pool #G12635

5.50%	03/01/22	205,197	208,396

Freddie Mac, Pool #G12702

4.50%	09/01/20	42,664	42,762

Freddie Mac, Pool #G13390

6.00%	01/01/24	431,211	446,105

Freddie Mac, Pool #G16085

2.50%	02/01/32	6,834,796	6,767,831

Freddie Mac, Pool #G16258

2.50%	06/01/32	32,355,231	32,041,829

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac, Pool #G16598

2.50%	12/01/31	$41,841,236	$41,458,561

Freddie Mac, Pool #G18592

3.00%	03/01/31	35,607,054	35,874,034

Freddie Mac, Pool #G18627

3.00%	01/01/32	21,077,801	21,231,856

Freddie Mac, Pool #G30194

6.50%	04/01/21	5,808	5,941

Freddie Mac, Pool #G30450

6.00%	01/01/29	1,443,952	1,567,848

Freddie Mac, Pool #G30452

6.00%	10/01/28	1,470,686	1,595,651

Freddie Mac, Pool #G30454

5.00%	05/01/29	2,020,458	2,139,664

Freddie Mac, Pool #G60238

3.50%	10/01/45	101,750,995	104,003,243

Freddie Mac, Pool #G60440

3.50%	03/01/46	62,869,266	64,241,225

Freddie Mac, Pool #G67700

3.50%	08/01/46	56,062,553	57,250,933

Freddie Mac, Pool #G67703

3.50%	04/01/47	71,846,448	73,324,502

Freddie Mac, Pool #G67705

4.00%	10/01/47	9,040,213	9,429,518

Freddie Mac, Pool #G67706

3.50%	12/01/47	61,541,758	62,280,197

Freddie Mac, Pool #G67707

3.50%	01/01/48	29,056,946	29,675,654

Freddie Mac, Pool #G67708

3.50%	03/01/48	84,975,645	86,358,811

Freddie Mac, Pool #G67709

3.50%	03/01/48	48,552,213	49,413,503

Freddie Mac, Pool #G67710

3.50%	03/01/48	61,105,322	61,983,342

Freddie Mac, Pool #G67711

4.00%	03/01/48	138,201,718	144,185,396

Freddie Mac, Pool #G67717

4.00%	11/01/48	90,389,678	94,178,276

Freddie Mac, Pool #G67718

4.00%	01/01/49	31,038,861	32,273,632

Freddie Mac, Pool #H82001

5.50%	07/01/37	186,722	197,519

Freddie Mac, Pool #N70081

5.50%	07/01/38	3,142,416	3,485,390

Freddie Mac, Pool #P51350

5.00%	03/01/36	3,519,715	3,776,229

Ginnie Mae (03-42-SH) (I/O) (I/F)

4.07% (-1.00 X 1 mo. USD LIBOR + 6.550%) (2)	05/20/33	761,534	83,195

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Ginnie Mae (11-70-BO) (P/O)

0.00% (4)	05/20/41	$9,744,298	$8,085,088

Ginnie Mae (15-42-ZB)

3.00%	03/20/45	18,030,876	16,954,303

Ginnie Mae (15-43-DM)

2.50%	03/20/45	37,325,347	34,487,331

Ginnie Mae (15-44-Z)

3.00%	03/20/45	12,201,653	11,433,342

Ginnie Mae (15-52-EZ)

3.00%	04/16/45	10,768,530	9,970,603

Ginnie Mae II, Pool #80963

3.75% (1 year Treasury Constant Maturity Rate + 1.500%) (2)	07/20/34	201,678	207,834

Ginnie Mae II, Pool #MA2374

5.00%	11/20/44	670,757	717,638

Ginnie Mae II, Pool #MA2828

4.50%	05/20/45	456,106	475,336

Ginnie Mae II, Pool #MA3456

4.50%	02/20/46	2,605,777	2,726,966

Ginnie Mae II, Pool #MA3521

3.50%	03/20/46	76,627,023	78,073,345

Ginnie Mae II, Pool #MA3663

3.50%	05/20/46	37,697,702	38,409,240

Ginnie Mae II, Pool #MA3665

4.50%	05/20/46	4,152,563	4,381,633

Ginnie Mae II, Pool #MA3736

3.50%	06/20/46	29,712,082	30,262,035

Ginnie Mae II, Pool #MA3739

5.00%	06/20/46	7,593,836	8,116,688

Ginnie Mae II, Pool #MA3803

3.50%	07/20/46	10,932,410	11,139,157

Ginnie Mae II, Pool #MA3876

4.50%	08/20/46	263,898	278,455

Ginnie Mae II, Pool #MA3877

5.00%	08/20/46	3,479,502	3,723,847

Ginnie Mae II, Pool #MA4006

4.50%	10/20/46	124,619	131,493

Ginnie Mae II, Pool #MA4007

5.00%	10/20/46	7,832,218	8,371,169

Ginnie Mae II, Pool #MA4071

4.50%	11/20/46	587,371	619,633

Ginnie Mae II, Pool #MA4126

3.00%	12/20/46	100,200,130	100,088,727

Ginnie Mae II, Pool #MA4129

4.50%	12/20/46	177,855	187,351

Ginnie Mae II, Pool #MA4199

5.00%	01/20/47	7,365,453	7,872,932

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Ginnie Mae II, Pool #MA4264

4.50%	02/20/47	$22,977,317	$24,173,042

Ginnie Mae II, Pool #MA4265

5.00%	02/20/47	7,284,721	7,777,221

Ginnie Mae II, Pool #MA4324

5.00%	03/20/47	8,167,337	8,699,547

Ginnie Mae II, Pool #MA4385

5.00%	04/20/47	1,667,994	1,765,289

Ginnie Mae II, Pool #MA4454

5.00%	05/20/47	1,378,176	1,450,215

Ginnie Mae II, Pool #MA4512

4.50%	06/20/47	64,456,363	67,464,657

Ginnie Mae II, Pool #MA4513

5.00%	06/20/47	5,322,776	5,608,306

Ginnie Mae II, Pool #MA4781

5.00%	10/20/47	6,924,863	7,270,365

Ginnie Mae II, Pool #MA4836

3.00%	11/20/47	34,277,723	34,222,637

Ginnie Mae II, Pool #MA4837

3.50%	11/20/47	41,462,580	42,172,222

Ginnie Mae II, Pool #MA4838

4.00%	11/20/47	38,958,065	40,208,752

Ginnie Mae II, Pool #MA4900

3.50%	12/20/47	27,136,462	27,600,910

Ginnie Mae II, Pool #MA4901

4.00%	12/20/47	28,386,067	29,297,357

Ginnie Mae II, Pool #MA4962

3.50%	01/20/48	33,853,140	34,432,545

Ginnie Mae II, Pool #MA5466

4.00%	09/20/48	31,111,662	32,056,822

Ginnie Mae II, Pool #MA5467

4.50%	09/20/48	4,127,302	4,281,502

Ginnie Mae II, Pool #MA5528

4.00%	10/20/48	26,914,245	27,731,889

Ginnie Mae II TBA, 30 Year

5.00% (6)	08/01/48	11,490,000	11,991,117

Total Residential Mortgage-backed Securities — Agency

(Cost: $3,335,091,888)			3,343,415,316

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 17.1%

ACE Securities Corp. (06-ASP1-A2D)

3.10% (1 mo. USD LIBOR + 0.620%) (2)	12/25/35	3,646,223	3,628,965

ACE Securities Corp. (07-ASP1-A2C)

2.74% (1 mo. USD LIBOR + 0.260%) (2)	03/25/37	14,414,533	8,835,033

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2019

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

ACE Securities Corp. (07-ASP1-A2D)

2.86% (1 mo. USD LIBOR + 0.380%) (2)	03/25/37	$7,747,658	$4,790,370

Adjustable Rate Mortgage Trust (04-5-3A1)

4.55% (3)	04/25/35	443,217	442,624

Ameriquest Mortgage Securities Trust (06-R2-A1)

2.65% (1 mo. USD LIBOR + 0.175%) (2)	04/25/36	1,258,837	1,257,795

Asset-Backed Funding Certificates (07-NC1-A2)

2.78% (1 mo. USD LIBOR + 0.300%) (1)(2)	05/25/37	7,926,697	7,777,829

Asset-Backed Funding Certificates (07-WMC1-A2A)

3.23% (1 mo. USD LIBOR + 0.750%) (2)	06/25/37	14,530,134	12,373,383

Banc of America Funding Corp. (04-B-3A1)

4.33% (3)	12/20/34	263,062	211,362

Banc of America Funding Corp. (06-D-2A1)

3.54% (3)	05/20/36	58,574	53,915

Banc of America Funding Corp. (06-D-3A1)

4.00% (3)	05/20/36	3,208,039	3,133,854

Banc of America Funding Corp. (06-G-2A1)

2.71% (1 mo. USD LIBOR + 0.220%) (2)	07/20/36	4,211,266	4,207,646

Banc of America Funding Corp. (15-R8-1A1)

3.24% (1)(3)	11/26/46	5,509,171	5,526,860

Banc of America Funding Trust (06-3-4A14)

6.00%	03/25/36	866,811	862,246

Banc of America Funding Trust (06-3-5A3)

5.50%	03/25/36	3,129,338	2,996,625

BCAP LLC Trust (08-IND2-A1)

4.13% (1 mo. USD LIBOR + 1.650%) (2)	04/25/38	7,843,085	7,884,447

BCAP LLC Trust (11-RR3-5A3)

3.70% (1)(3)	11/27/37	244,555	244,940

BCAP LLC Trust (11-RR4-3A3)

4.09% (1)(3)	07/26/36	1,025,564	1,031,392

BCAP LLC Trust (11-RR9-7A1)

1.15% (1)(3)	04/26/37	1,822,247	1,822,548

Bear Stearns Alt-A Trust (04-13-A1)

3.22% (1 mo. USD LIBOR + 0.740%) (2)	11/25/34	184,082	183,961

Bear Stearns Alt-A Trust (05-2-2A4)

4.22% (3)	04/25/35	3,380	3,391

Bear Stearns Alt-A Trust (05-4-23A1)

4.66% (3)	05/25/35	4,977,485	5,040,447

Bear Stearns Alt-A Trust (06-4-32A1)

4.04% (3)	07/25/36	482,387	413,395

Bear Stearns ARM Trust (04-12-1A1)

4.56% (3)	02/25/35	746,994	740,290

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Bear Stearns ARM Trust (05-10-A3)

4.70% (3)	10/25/35	$4,996,665	$5,050,811

Bear Stearns ARM Trust (06-2-2A1)

4.17% (3)	07/25/36	1,673,929	1,585,383

Bear Stearns ARM Trust (07-1-2A1)

4.90% (3)	02/25/47	219,263	215,124

Bear Stearns ARM Trust (07-5-3A1)

4.11% (3)	08/25/47	1,031,535	916,428

Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3)

5.50% (3)	09/25/35	1,481,209	1,493,299

Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4)

5.40% (3)	09/25/35	3,167,075	3,187,243

Bear Stearns Mortgage Funding Trust (06-AR3-1A1)

2.66% (1 mo. USD LIBOR + 0.180%) (2)	10/25/36	657,399	620,163

Chase Mortgage Finance Corp. (06-A1-2A1)

4.27% (3)	09/25/36	788,224	758,011

Chase Mortgage Finance Corp. (07-A1-8A1)

4.69% (3)	02/25/37	3,474,387	3,609,659

Chaseflex Trust (05-1-1A5)

6.50%	02/25/35	3,561,863	3,517,921

Chaseflex Trust (06-1-A3)

6.30% (3)	06/25/36	887,442	886,097

CIM Trust (16-4-A1)

4.50% (1 mo. USD LIBOR + 2.000%) (1)(2)	10/25/57	33,730,419	35,173,170

CIM Trust (17-7-A)

3.00% (1)(3)	12/25/65	31,795,912	31,402,661

CIM Trust (18-R5-A1)

3.75% (1)(3)	07/25/58	30,140,989	30,195,849

CIM Trust (18-R6-A1)

3.58% (1)(3)	09/25/58	22,692,460	22,565,310

Citicorp Mortgage Securities Trust, Inc. (07-4-3A1)

5.50%	05/25/37	492,411	491,697

Citigroup Mortgage Loan Trust (06-HE3-A1)

2.62% (1 mo. USD LIBOR + 0.140%) (1)(2)	12/25/36	15,712,207	15,326,898

Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A)

4.44% (3)	07/25/36	3,592,966	3,017,194

Citigroup Mortgage Loan Trust, Inc. (07-12-2A1)

6.50% (1)	10/25/36	3,345,522	2,697,790

Citigroup Mortgage Loan Trust, Inc. (14-10-2A1)

2.74% (1 mo. USD LIBOR + 0.250%) (1)(2)	07/25/37	1,803,248	1,799,557

CitiMortgage Alternative Loan Trust (05-A1-2A1)

5.00%	07/25/20	58,799	58,532

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Conseco Financial Corp. (99-2-A7)

6.44%	12/01/30	$2,990,471	$3,237,438

Countrywide Alternative Loan Trust (05-20CB-4A1)

5.25%	07/25/20	205,420	203,821

Countrywide Alternative Loan Trust (05-84-1A1)

4.01% (3)	02/25/36	243,586	194,440

Countrywide Alternative Loan Trust (05-J1-2A1)

5.50%	02/25/25	726,362	732,741

Countrywide Alternative Loan Trust (06-HY12-A5)

3.88% (3)	08/25/36	12,084,792	12,522,625

Countrywide Alternative Loan Trust (06-J3-3A1)

5.50%	04/25/21	178,163	177,194

Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3)

5.50%	08/25/34	5,676,683	6,007,868

Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1)

3.08% (1 mo. USD LIBOR + 0.600%) (2)	05/25/35	11,009,437	10,195,102

Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1)

4.03% (3)(7)	09/20/35	26,144	22,325

Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1)

4.51% (3)	09/25/47	7,274	7,117

Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1)

3.44% (3)	03/25/37	46,240	39,315

Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA)

5.75%	04/22/33	29,799	31,321

Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1)

6.50%	12/25/35	2,239,791	1,822,858

Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1)

6.50%	01/25/36	8,177,297	5,170,116

Credit Suisse Mortgage Capital Certificates (15-5R-2A1)

2.77% (1 mo. USD LIBOR + 0.280%) (1)(2)	04/27/47	5,106,333	5,048,921

Credit Suisse Mortgage Trust (13-7R-4A1)

2.81% (1 mo. USD LIBOR + 0.160%) (1)(2)	07/26/36	2,353,443	2,267,130

Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2)

3.34%	01/25/36	4,047,183	3,563,714

Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4)

2.64% (1 mo. USD LIBOR + 0.160%) (2)	10/25/36	27,894,642	21,444,455

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4)

2.71% (1 mo. USD LIBOR + 0.230%) (2)	11/25/36	$16,170,263	$10,279,123

Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2B)

4.04%	02/25/37	3,493,304	2,797,184

Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C)

4.04%	02/25/37	12,016,294	9,620,631

CSMC Mortgage-Backed Trust (06-8-3A1)

6.00%	10/25/21	2,103,874	1,907,102

CSMC Mortgage-Backed Trust (06-9-5A1)

5.50%	11/25/36	2,346,517	2,276,529

CSMC Mortgage-Backed Trust (07-2-3A4)

5.50%	03/25/37	7,702,972	6,488,022

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6)

2.67% (1 mo. USD LIBOR + 0.190%) (2)	02/25/37	364,714	331,871

DSLA Mortgage Loan Trust (05-AR6-2A1A)

2.78% (1 mo. USD LIBOR + 0.290%) (2)	10/19/45	2,730,475	2,668,601

DSLA Mortgage Loan Trust (06-AR2-2A1A)

2.69% (1 mo. USD LIBOR + 0.200%) (2)	10/19/36	28,682,893	26,118,809

DSLA Mortgage Loan Trust (07-AR1-2A1A)

2.63% (1 mo. USD LIBOR + 0.140%) (2)	04/19/47	8,103,242	7,578,721

Fieldstone Mortgage Investment Corp. (07-1-2A2)

2.75% (1 mo. USD LIBOR + 0.270%) (2)	04/25/47	4,030,142	3,064,499

First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C)

2.64% (1 mo. USD LIBOR + 0.160%) (2)	12/25/37	22,674,407	19,492,206

First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D)

2.69% (1 mo. USD LIBOR + 0.210%) (2)	12/25/37	13,306,115	11,503,563

First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C)

2.62% (1 mo. USD LIBOR + 0.140%) (2)	01/25/38	4,645,655	3,421,329

First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D)

2.70% (1 mo. USD LIBOR + 0.220%) (2)	01/25/38	22,738,598	16,940,558

First Franklin Mortgage Loan Trust (06-FF9-2A4)

2.73% (1 mo. USD LIBOR + 0.250%) (2)	06/25/36	5,068,000	4,518,256

First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1)

4.35% (3)	05/25/35	3,307,366	3,312,205

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2019

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1)

4.04% (3)	09/25/35	$3,027,217	$2,758,697

First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1)

4.38% (3)	09/25/35	2,290,076	2,214,507

First Horizon Alternative Mortgage Securities Trust (06-AA7-A1)

4.07% (3)	01/25/37	9,659,070	8,771,649

Fremont Home Loan Trust (05-E-2A4)

2.81% (1 mo. USD LIBOR + 0.330%) (2)	01/25/36	15,003,864	14,565,132

Fremont Home Loan Trust (06-1-2A3)

2.66% (1 mo. USD LIBOR + 0.180%) (2)	04/25/36	2,543,291	2,497,156

GMAC Mortgage Loan Trust (05-AR5-2A1)

4.66% (3)	09/19/35	2,559,685	2,140,140

GreenPoint Mortgage Funding Trust (05-AR3-1A1)

2.72% (1 mo. USD LIBOR + 0.240%) (2)	08/25/45	560,035	512,143

GreenPoint Mortgage Funding Trust (06-AR5-A2A2)

2.63% (1 mo. USD LIBOR + 0.150%) (2)(8)	10/25/46	18	—

GSAA Home Equity Trust (05-7-AF5)

4.61%	05/25/35	657,675	664,500

GSAA Home Equity Trust (05-9-2A3) USD

2.85% (1 mo. LIBOR + 0.370%) (2)	08/25/35	281,015	280,767

GSR Mortgage Loan Trust (04-9-3A1)

4.29% (3)	08/25/34	2,692,224	2,731,601

GSR Mortgage Loan Trust (07-3F-3A7)

6.00%	05/25/37	9,825,448	8,997,538

GSR Mortgage Loan Trust (07-AR2-2A1)

4.40% (3)	05/25/37	3,009,800	2,663,132

GSR Mortgage Loan Trust (07-AR2-5A1A)

4.32% (3)	05/25/37	1,581,879	1,430,185

Harborview Mortgage Loan Trust (05-9-2A1A)

2.83% (1 mo. USD LIBOR + 0.340%) (2)	06/20/35	2,660,297	2,651,152

Harborview Mortgage Loan Trust (06-8-2A1A)

2.68% (1 mo. USD LIBOR + 0.190%) (2)	07/21/36	10,078,686	8,900,189

HSI Asset Loan Obligation Trust (07-2-2A12)

6.00%	09/25/37	868,092	785,230

Impac CMB Trust (04-5-1A1)

3.20% (1 mo. USD LIBOR + 0.720%) (2)	10/25/34	5,119	5,099

Impac CMB Trust (05-1-1A1)

3.00% (1 mo. USD LIBOR + 0.520%) (2)	04/25/35	1,134,086	1,100,835

Impac CMB Trust (05-5-A2)

2.92% (1 mo. USD LIBOR + 0.440%) (2)	08/25/35	5,594,942	5,457,623

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Impac Secured Assets Trust (06-3-A1)

2.65% (1 mo. USD LIBOR + 0.170%) (2)	11/25/36	$8,608,728	$8,169,369

Indymac Index Mortgage Loan Trust (04-AR4-2A)

4.35% (3)	08/25/34	5,328,097	5,449,424

Indymac Index Mortgage Loan Trust (04-AR9-4A)

4.62% (3)	11/25/34	862,636	771,082

Indymac Index Mortgage Loan Trust (05-AR17-3A1)

4.01% (3)	09/25/35	4,213,024	3,708,475

Indymac Index Mortgage Loan Trust (05-AR23-2A1)

4.12% (3)	11/25/35	3,132,996	3,013,733

Indymac Index Mortgage Loan Trust (05-AR23-6A1)

3.91% (3)	11/25/35	4,126,592	3,850,312

Indymac Index Mortgage Loan Trust (05-AR25-2A1)

3.76% (3)(7)	12/25/35	2,206,323	2,058,801

Indymac Index Mortgage Loan Trust (05-AR7-2A1)

3.99% (3)	06/25/35	3,073,475	2,768,777

Indymac Index Mortgage Loan Trust (06-AR39-A1)

2.66% (1 mo. USD LIBOR + 0.180%) (2)	02/25/37	8,134,909	7,812,686

Indymac Index Mortgage Loan Trust (07-AR11-1A1)

3.33% (3)(7)	06/25/37	20,964	17,575

Indymac Index Mortgage Loan Trust (07-AR5-2A1)

3.82% (3)	05/25/37	14,233,471	13,491,241

Indymac Index Mortgage Loan Trust (07-AR7-1A1)

3.95% (3)	11/25/37	3,158,247	3,097,419

JPMorgan Alternative Loan Trust (06-A2-5A1)

4.06% (3)	05/25/36	6,437,342	5,053,114

JPMorgan Alternative Loan Trust (06-A4-A8)

3.83% (3)	09/25/36	1,797,295	1,752,708

JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4)

5.76%	10/25/36	6,483,567	5,121,975
JPMorgan Mortgage Acquisition Corp. (07-CH4-A4)

2.64% (1 mo. USD LIBOR + 0.160%) (2)	01/25/36	10,961,475	10,922,206

JPMorgan Mortgage Trust (05-A6-7A1)

4.32% (3)	08/25/35	345,871	337,328

JPMorgan Mortgage Trust (06-A2-5A3)

4.63% (3)	11/25/33	1,925,408	1,912,631

JPMorgan Mortgage Trust (06-A4-1A4)

4.43% (3)	06/25/36	489,661	444,078

JPMorgan Mortgage Trust (06-A7-2A4R)

4.20% (3)	01/25/37	20,642	19,923

JPMorgan Mortgage Trust (06-S2-2A2)

5.88%	06/25/21	486,639	460,830

JPMorgan Resecuritization Trust Series (14-6-3A1)

2.70% (1 mo. USD LIBOR + 0.210%) (1)(2)	07/27/46	2,982,882	2,988,345

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Lehman Mortgage Trust (05-1-6A1)

5.00%	11/25/20	$791,633	$396,236

Lehman Mortgage Trust (06-4-4A1)

6.00%	08/25/21	1,387,377	1,336,017

Lehman XS Trust (06-10N-1A3A)

2.69% (1 mo. USD LIBOR + 0.210%) (2)	07/25/46	14,201,389	13,909,242

Lehman XS Trust (06-12N-A2A1)

2.63% (1 mo. USD LIBOR + 0.150%) (2)(8)	08/25/46	135	—

Lehman XS Trust (06-12N-A31A)

2.68% (1 mo. USD LIBOR + 0.200%) (2)	08/25/46	4,891,807	4,573,362

Lehman XS Trust (06-13-1A2)

2.82% (1 mo. USD LIBOR + 0.170%) (2)	09/25/36	1,469,793	1,438,529

Lehman XS Trust (06-9-A1B)

2.64% (1 mo. USD LIBOR + 0.160%) (2)	05/25/46	2,097,443	3,656,302

Lehman XS Trust (06-GP1-A2A)

2.68% (1 mo. USD LIBOR + 0.170%) (2)(8)	05/25/46	6,333	—

Long Beach Mortgage Loan Trust (06-WL1-2A4)

3.16% (1 mo. USD LIBOR + 0.340%) (2)	01/25/46	14,950,000	14,934,566

MASTR Alternative Loans Trust (05-4-1A1)

6.50%	05/25/35	5,462,522	5,409,064

MASTR Alternative Loans Trust (06-2-2A1)

2.88% (1 mo. USD LIBOR + 0.400%) (2)(8)	03/25/36	67,065	10,214

MASTR Asset Securitization Trust (06-3-2A1)

2.93% (1 mo. USD LIBOR + 0.450%) (2)	10/25/36	42,712	20,072

MASTR Asset-Backed Securities Trust (06-AB1-A4)

5.72%	02/25/36	868,596	832,150

MASTR Asset-Backed Securities Trust (06-HE1-A4)

2.77% (1 mo. USD LIBOR + 0.290%) (2)	01/25/36	2,176,347	2,185,674

MASTR Asset-Backed Securities Trust (06-HE5-A3)

2.64% (1 mo. USD LIBOR + 0.160%) (2)	11/25/36	20,403,910	14,826,104

MASTR Seasoned Securitization Trust (04-1-4A1)

4.63% (3)	10/25/32	8,363	8,571

Merrill Lynch Alternative Note Asset Trust (07-A1-A2C)

2.71% (1 mo. USD LIBOR + 0.230%) (2)	01/25/37	1,950,584	975,502

Merrill Lynch Alternative Note Asset Trust (07-A1-A3)

2.64% (1 mo. USD LIBOR + 0.160%) (2)	01/25/37	1,003,380	497,835

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B)

2.65% (1 mo. USD LIBOR + 0.170%) (2)	04/25/37	$7,808,300	$4,333,031

Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C)

2.73% (1 mo. USD LIBOR + 0.250%) (2)(7)	04/25/37	26,376,673	14,819,399

Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D)

2.82% (1 mo. USD LIBOR + 0.340%) (2)	04/25/37	6,734,588	3,835,929

Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C)

2.72% (1 mo. USD LIBOR + 0.240%) (2)	05/25/37	5,963,002	3,827,049

Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B)

2.61% (1 mo. USD LIBOR + 0.130%) (2)	06/25/37	2,800,410	2,193,296

Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3)

2.64% (1 mo. USD LIBOR + 0.160%) (2)	07/25/37	35,681,129	23,850,592

Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1)

4.80% (1 year Treasury Constant Maturity Rate + 2.400%) (2)	08/25/36	1,602,841	1,577,213

Mid-State Trust (05-1-A)

5.75%	01/15/40	2,993,739	3,242,450

Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2)

3.44% (1 mo. USD LIBOR + 0.960%) (2)	09/25/34	750,898	751,067

Morgan Stanley Home Equity Loan Trust (06-2-A4)

2.76% (1 mo. USD LIBOR + 0.280%) (2)	02/25/36	2,799,700	2,800,996

Morgan Stanley Mortgage Loan Trust (05-6AR-1A1)

2.76% (1 mo. USD LIBOR + 0.280%) (2)	11/25/35	619,635	621,999

Morgan Stanley Mortgage Loan Trust (07-3XS-2A6)

5.76%	01/25/47	2,641,832	1,316,022

Morgan Stanley Mortgage Loan Trust (07-7AX-2A1)

2.60% (1 mo. USD LIBOR + 0.120%) (2)	04/25/37	3,614,314	1,684,683

Morgan Stanley REREMIC Trust (13-R2-1A)

3.51% (1)(3)	10/26/36	3,355,859	3,349,958

Morgan Stanley Resecuritization Trust (14-R2-2A)

3.71% (1)(3)	12/26/46	6,449,019	6,489,162

MortgageIT Trust (05-3-A1)

3.08% (1 mo. USD LIBOR + 0.600%) (2)	08/25/35	4,943,208	4,905,624

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2019

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

MortgageIT Trust (05-4-A1)

2.76% (1 mo. USD LIBOR + 0.280%) (2)	10/25/35	$2,366,668	$2,378,249

Nationstar Home Equity Loan Trust (07-B-2AV3)

2.73% (1 mo. USD LIBOR + 0.250%) (2)	04/25/37	5,375,095	5,376,856

Nomura Resecuritization Trust (15-2R-1A1)

3.28% (12 mo. Monthly Treasury Average Index + 1.000%) (1)(2)	08/26/46	3,507,614	3,493,012

Nomura Resecuritization Trust (15-4R-2A1)

2.63% (1 mo. USD LIBOR + 0.306%) (1)(2)	10/26/36	4,571,527	4,565,075

Nomura Resecuritization Trust (15-5R-2A1)

4.50% (1)(3)	03/26/35	5,261,068	5,331,721

Nomura Resecuritization Trust (15-7R-2A1)

3.87% (1)(3)	08/26/36	2,493,086	2,504,708

Oakwood Mortgage Investors, Inc. (02-A-A4)

6.97% (3)	03/15/32	2,254,020	2,384,903

Oakwood Mortgage Investors, Inc. (99-E-A1)

7.61% (3)	03/15/30	4,442,299	3,927,925

Opteum Mortgage Acceptance Corp. (06-1-2A1)

5.75% (3)	04/25/36	2,083,310	2,098,935

Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D)

2.75% (1 mo. USD LIBOR + 0.270%) (2)	03/25/37	18,700,614	16,706,349

Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C)

2.64% (1 mo. USD LIBOR + 0.160%) (2)	09/25/37	17,152,021	10,403,383

Prime Mortgage Trust (06-1-1A1)

5.50%	06/25/36	1,981,743	1,977,530

RAAC Series Trust (05-SP1-4A1)

7.00%	09/25/34	3,183,446	3,253,061

RAAC Series Trust (07-SP1-A3)

2.96% (1 mo. USD LIBOR + 0.480%) (2)	03/25/37	837,497	839,943

RALI Trust (05-QA13-2A1)

4.82% (3)	12/25/35	745,038	681,349

RALI Trust (05-QA7-A21)

4.44% (3)	07/25/35	2,517,917	2,411,572

RALI Trust (06-QA3-A1)

2.68% (1 mo. USD LIBOR + 0.200%) (2)	04/25/36	3,532,390	3,547,259

Residential Accredit Loans, Inc. (05-QA8-CB21)

4.62% (3)	07/25/35	5,124,417	3,974,576

Residential Accredit Loans, Inc. (05-QS7-A1)

5.50%	06/25/35	988,996	893,210

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Residential Accredit Loans, Inc. (06-QA1-A21)

4.95% (3)	01/25/36	$18,494	$16,169

Residential Accredit Loans, Inc. (06-QA10-A2)

2.66% (1 mo. USD LIBOR + 0.180%) (2)	12/25/36	16,817,775	15,649,755

Residential Accredit Loans, Inc. (06-QA2-1A1)

2.73% (1 mo. USD LIBOR + 0.250%) (2)	02/25/36	23,425	18,662

Residential Accredit Loans, Inc. (06-QS10-AV) (I/O)

0.56% (3)(8)	08/25/36	41,134,743	949,295

Residential Accredit Loans, Inc. (06-QS11-AV) (I/O)

0.35% (3)(8)	08/25/36	40,779,734	582,714

Residential Accredit Loans, Inc. (06-QS5-A5)

6.00%	05/25/36	5,207,508	4,844,331

Residential Accredit Loans, Inc. (06-QS6-1AV) (I/O)

0.75% (3)(8)	06/25/36	52,423,161	1,346,143

Residential Accredit Loans, Inc. (06-QS7-AV) (I/O)

0.72% (3)(8)	06/25/36	11,827,327	307,325

Residential Accredit Loans, Inc. (07-QS1-2AV) (I/O)

0.18% (3)(8)	01/25/37	2,768,233	21,870

Residential Accredit Loans, Inc. (07-QS2-AV) (I/O)

0.33% (3)(8)	01/25/37	20,379,567	242,166

Residential Accredit Loans, Inc. (07-QS3-AV) (I/O)

0.36% (3)(8)	02/25/37	82,865,180	1,122,889

Residential Accredit Loans, Inc. (07-QS4-3AV) (I/O)

0.38% (3)(8)	03/25/37	9,763,706	144,268

Residential Accredit Loans, Inc. (07-QS5-AV) (I/O)

0.24% (3)(8)	03/25/37	13,507,755	124,745

Residential Accredit Loans, Inc. (07-QS6-A45)

5.75%	04/25/37	2,965,350	2,759,962

Residential Accredit Loans, Inc. (07-QS8-AV) (I/O)

0.40% (3)(8)	06/25/37	20,317,138	386,840

Residential Funding Mortgage Securities I (05-SA5-2A)

4.69% (3)	11/25/35	21,566	20,621

Residential Funding Mortgage Securities I (06-S9-A3) (PAC)

5.75% (7)	09/25/36	625,484	595,350

Residential Funding Mortgage Securities I (07-S2-A9)

6.00%	02/25/37	7,084,049	6,675,219

Residential Funding Mortgage Securities I (07-SA2-2A2)

4.90% (3)	04/25/37	22,387	21,586

Saxon Asset Securities Trust (06-2-A2)

2.61% (1 mo. USD LIBOR + 0.130%) (2)	09/25/36	4,708,681	4,696,221

Saxon Asset Securities Trust (06-3-A3)

2.65% (1 mo. USD LIBOR + 0.170%) (2)	10/25/46	10,850,312	10,650,787

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Saxon Asset Securities Trust (07-2-A2D)

2.78% (1 mo. USD LIBOR + 0.300%) (2)	05/25/47	$18,300,532	$15,436,179

Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C)

2.82% (1 mo. USD LIBOR + 0.340%) (2)	02/25/37	3,219,913	1,985,445

Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2)

2.71% (1 mo. USD LIBOR + 0.230%) (2)	02/25/37	34,606,210	18,729,388

Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B)

2.62% (1 mo. USD LIBOR + 0.140%) (2)	01/25/37	17,586,139	13,528,779

Sequoia Mortgage Trust (03-8-A1)

3.13% (1 mo. USD LIBOR + 0.640%) (2)	01/20/34	909,685	888,162

SG Mortgage Securities Trust (07-NC1-A2)

2.72% (1 mo. USD LIBOR + 0.240%) (1)(2)	12/25/36	20,824,867	14,008,078

Soundview Home Equity Loan Trust (06-OPT4-2A4)

2.71% (1 mo. USD LIBOR + 0.230%) (2)	06/25/36	10,400,000	9,982,174

Soundview Home Equity Loan Trust (07-OPT3-2A4)

2.73% (1 mo. USD LIBOR + 0.250%) (2)	08/25/37	4,000,000	3,862,466

Specialty Underwriting & Residential Finance (06-AB3-A2B)

2.63% (1 mo. USD LIBOR + 0.150%) (2)	09/25/37	19,802	12,187

Structured Adjustable Rate Mortgage Loan Trust (04-12-2A)

4.44% (3)	09/25/34	1,731,523	1,721,437

Structured Adjustable Rate Mortgage Loan Trust (04-14-2A)

4.59% (3)	10/25/34	2,933,153	3,005,680

Structured Adjustable Rate Mortgage Loan Trust (05-16XS-A2A)

3.43% (1 mo. USD LIBOR + 0.950%) (2)	08/25/35	2,805,580	2,825,784

Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1)

4.54% (3)	03/25/36	432,502	397,054

Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1)

4.22% (3)	05/25/36	1,908,683	1,717,935

Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1)

3.92% (3)	06/25/36	3,798,411	3,664,701

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1)

4.80% (3)	02/25/37	$2,448,333	$1,964,025

Structured Asset Securities Corp. (05-2XS-1A5B)

5.15%	02/25/35	62,028	61,888

Structured Asset Securities Corp. (06-EQ1A-A4)

2.63% (1 mo. USD LIBOR + 0.150%) (1)(2)	07/25/36	1,008,175	1,010,375

Structured Asset Securities Corp. (06-WF2-A4)

2.79% (1 mo. USD LIBOR + 0.310%) (2)	07/25/36	2,146,801	2,157,551

Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1)

4.73% (3)	04/25/37	175,124	142,207

Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1)

4.47% (3)	06/25/37	5,746	5,312

Suntrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1)

4.92% (3)	01/25/37	627,808	635,148

Towd Point Mortgage Trust (17-4-A1)

2.75% (1)(3)	06/25/57	18,948,068	18,678,276

Wachovia Mortgage Loan Trust LLC (06-AMN1-A3)

2.44% (1 mo. USD LIBOR + 0.240%) (2)	08/25/36	8,131,272	4,623,971

WaMu Mortgage Pass-Through Certificates (04-AR14-A1)

4.39% (3)	01/25/35	5,618,346	5,800,480

WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1)

2.77% (1 mo. USD LIBOR + 0.290%) (2)	10/25/45	7,304,824	7,223,847

WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2)

3.90% (12 mo. Monthly Treasury Average Index + 1.450%) (2)	10/25/45	588,675	612,487

WaMu Mortgage Pass-Through Certificates (05-AR14-2A1)

4.07% (3)	12/25/35	1,213,877	1,181,789

WaMu Mortgage Pass-Through Certificates (05-AR18-1A1)

4.25% (3)	01/25/36	1,974,374	1,915,840

WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A)

2.79% (1 mo. USD LIBOR + 0.310%) (2)	01/25/45	224,606	222,050

WaMu Mortgage Pass-Through Certificates (05-AR9-A1A)

3.12% (1 mo. USD LIBOR + 0.640%) (2)	07/25/45	5,165,515	5,224,402

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2019

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A)

3.52% (12 mo. Monthly Treasury Average Index + 1.070%) (2)	01/25/46	$16,165,842	$16,280,317

WaMu Mortgage Pass-Through Certificates (06-AR11-1A)

3.41% (12 mo. Monthly Treasury Average Index + 0.960%) (2)(7)	09/25/46	4,337,573	3,966,759

WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A)

3.21% (12 mo. Monthly Treasury Average Index + 0.810%) (2)	12/25/46	4,961,073	4,982,466

Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1)

4.28% (3)	11/25/30	107,110	109,447

Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2)

5.75%	02/25/36	1,002,690	946,002

Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1)

3.08% (1 mo. USD LIBOR + 0.600%) (2)	07/25/36	2,189,329	1,506,924

Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A)

2.65% (1 mo. USD LIBOR + 0.170%) (2)	12/25/36	3,763,889	3,348,255

Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A)

2.42% (11th District Cost of Funds + 1.250%) (2)	04/25/47	1,632,263	1,468,414

Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3)

2.79% (1 mo. USD LIBOR + 0.310%) (2)	06/25/37	4,658,507	4,422,284

Washington Mutual Asset-Backed Certificates (06-HE1-2A4)

2.76% (1 mo. USD LIBOR + 0.280%) (2)	04/25/36	9,402,427	9,078,001

Wells Fargo Home Equity Asset-Backed Securities (06-3-A2)

2.63% (1 mo. USD LIBOR + 0.150%) (2)	01/25/37	5,170,343	5,168,439

Wells Fargo Home Equity Asset-Backed Securities (07-1-A3)

2.80% (1 mo. USD LIBOR + 0.320%) (2)	03/25/37	5,521,000	4,635,237

Wells Fargo Mortgage-Backed Securities Trust (04-DD-2A6)

5.01% (3)	01/25/35	1,329,585	1,384,985

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6)

4.53% (3)	08/25/36	$3,189,122	$3,163,816

Wells Fargo Mortgage-Backed Securities Trust (06-AR6-4A1)

4.79% (3)	03/25/36	2,301,796	2,335,633

Wells Fargo Mortgage-Backed Securities Trust (06-AR7-2A4)

4.97% (3)	05/25/36	1,411,944	1,430,840

Wells Fargo Mortgage-Backed Securities Trust (07-10-1A32)

6.00%	07/25/37	2,932,195	2,938,447

Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1)

4.74% (3)	08/25/37	217,000	216,761

Wells Fargo Mortgage-Backed Securities Trust (08-1-4A1)

5.75%	02/25/38	1,179,110	1,245,423

Total Residential Mortgage-backed Securities — Non-agency

(Cost: $903,128,315)			1,079,777,123

U.S. TREASURY SECURITIES — 19.8%

U.S. Treasury Note 2.13%	03/31/24	414,470,000	411,442,425

2.25%	04/30/24	306,330,000	305,887,307

2.50%	02/28/21	16,050,000	16,110,501

2.63%	02/15/29	29,650,000	29,957,573

3.00%	02/15/49	480,930,000	487,104,574

Total U.S. Treasury Securities

(Cost: $1,243,620,464)			1,250,502,380

Total Fixed Income Securities

(Cost: $5,994,876,870)			6,185,862,051

		Shares

MONEY MARKET INVESTMENTS — 0.7%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.37% (9)		46,473,094	46,473,094

Total Money Market Investments (Cost: $46,473,094)			46,473,094

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

SHORT TERM INVESTMENTS — 3.1%

U.S. TREASURY SECURITIES — 3.1%

U.S. Treasury Bill 2.32% (10)	05/21/19	$75,000,000	$74,900,444

2.06% (10)	05/07/19	20,000,000	19,992,114

2.38% (10)	07/18/19	17,000,000	16,912,751

2.37% (10)(11)	06/20/19	7,417,000	7,392,532

2.41% (10)	10/10/19	75,000,000	74,200,125

Total U.S. Treasury Securities

(Cost: $193,391,704)			193,397,966

Total Short Term Investments

(Cost: $193,391,704)			193,397,966

Total Investments (101.5%)

(Cost: $6,234,741,668)			6,425,733,111

Liabilities In Excess Of Other Assets (-1.5%)			(94,639,378)

Net Assets (100.0%)			$6,331,093,733

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
BUY
3,176	2-Year U.S. Treasury Note Futures	06/28/19	$674,163,478	$676,512,811	$2,349,333
252	2-Year U.S. Treasury Note Futures	09/30/19	53,719,587	53,770,500	50,913
170	5-Year U.S. Treasury Note Futures	09/30/19	19,643,312	19,677,500	34,188
3,203	5-Year U.S. Treasury Note Futures	06/28/19	367,888,239	370,396,922	2,508,683
401	10-Year U.S. Treasury Note Futures	06/19/19	53,381,722	52,844,281	(537,441)
1,051	10-Year U.S. Treasury Note Futures	06/19/19	128,716,885	129,979,141	1,262,256
364	U.S. Ultra Long Bond Futures	06/19/19	59,455,453	59,798,375	342,922

			$1,356,968,676	$1,362,979,530	$6,010,854

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2019

Notes to Schedule of Investments:

ABS -	Asset-Backed Securities.
ACES -	Alternative Credit Enhancement Securities.
ARM -	Adjustable Rate Mortgage.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
P/O -	Principal Only Security.
TAC -	Target Amortization Class.
TBA -	To be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2019, the value of these securities amounted to $343,155,055 or 5.4% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2019.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Security is not accruing interest.
(5)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(9)	Rate disclosed is the 7-day net yield as of April 30, 2019.
(10)	Rate shown represents yield-to-maturity.
(11)	All or a portion of this security is held as collateral for open futures contracts.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Investments by Sector (Unaudited)	April 30, 2019

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities — Agency	52.8%
U.S. Treasury Securities	19.8
Residential Mortgage-Backed Securities — Non-Agency	17.1
Commercial Mortgage-Backed Securities — Agency	5.1
U.S. Treasury Bills	3.1
Asset-Backed Securities	2.3
Money Market Investments	0.7
Commercial Mortgage-Backed Securities — Non-Agency	0.6
Other*	(1.5)

Total	100.0%

*	Includes cash, capstock, futures, pending trades, interest receivable and accrued expenses payable.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2019

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$148,541,355	$—	$148,541,355
Commercial Mortgage-Backed Securities — Agency	—	324,219,191	—	324,219,191
Commercial Mortgage-Backed Securities — Non-Agency	—	39,406,686	—	39,406,686
Residential Mortgage-Backed Securities — Agency	—	3,343,415,316	—	3,343,415,316
Residential Mortgage-Backed Securities — Non-Agency	—	1,074,538,654	5,238,469	1,079,777,123
U.S. Treasury Securities	1,250,502,380	—	—	1,250,502,380

Total Fixed Income Securities	1,250,502,380	4,930,121,202	5,238,469	6,185,862,051

Money Market Investments	46,473,094	—	—	46,473,094
Short-Term Investments	193,397,966	—	—	193,397,966

Total Investments	1,490,373,440	4,930,121,202	5,238,469	6,425,733,111

Asset Derivatives
Futures Contracts
Interest Rate Risk	6,548,295	—	—	6,548,295

Total Investments	$1,496,921,735	$4,930,121,202	$5,238,469	$6,432,281,406

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(537,441)	$—	$—	$(537,441)

Total	$(537,441)	$—	$—	$(537,441)

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2019

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund (1)		TCW Global Bond Fund
	Dollar Amounts In Thousands (Except Per Share Amounts)
ASSETS
Investments, at Value (2)	$1,167,497	$1,193		$16,333
Investment in Affiliated Issuers, at Value	—	—		385	(3)
Cash	—	—		2
Receivable for Securities Sold	—	2		195
Receivable for Sale of When-Issued Securities	5,394	—		—
Receivable for Fund Shares Sold	1,072	—		—
Interest and Dividends Receivable	5,488	7		170
Receivable from Investment Advisor	52	23		20
Unrealized Appreciation on Open Forward Foreign Currency Contracts	—	—		11
Receivable for Daily Variation Margin on Open Financial Futures Contracts	211	—		8
Cash Collateral Held for Brokers	227	170		—
Prepaid Expenses	22	—	(4)	16

Total Assets	1,179,963	1,395		17,140

LIABILITIES
Distributions Payable	244	—		—
Payable for Securities Purchased	15,496	2		183
Payable for Purchase of When-Issued Securities	11,315	7		97
Payable for Fund Shares Redeemed	1,330	—		—
Disbursements in Excess of Available Cash	1	—		—
Accrued Directors’ Fees and Expenses	10	10		10
Accrued Management Fees	408	1		7
Accrued Distribution Fees	53	—	(4)	2
Interest Payable on Swap Agreements	—	1		—
Payable for Daily Variation Margin on Open Centrally Cleared Swap Contracts	6	—		—
Open Swap Agreements, at Value	—	17		—
Unrealized Depreciation on Open Forward Foreign Currency Contracts	—	—		18
Other Accrued Expenses	546	114		42

Total Liabilities	29,409	152		359

NET ASSETS	$1,150,554	$1,243		$16,781

NET ASSETS CONSIST OF:
Paid-in Capital	$1,178,900	$1,302		$16,924
Accumulated Earnings (Loss)	(28,346)	(59)		(143)

NET ASSETS	$1,150,554	$1,243		$16,781

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$907,714	$739		$8,951

N Class Share	$242,840	$504		$7,830

CAPITAL SHARES OUTSTANDING: (5)
I Class Share	83,039,892	150,195		912,624

N Class Share	22,275,555	102,509		798,436

NET ASSET VALUE PER SHARE: (6)
I Class Share	$10.93	$4.92		$9.81

N Class Share	$10.90	$4.92		$9.81

(1)	Consolidated Statement of Asset and Liabilities (See Note 2).
(2)	The identified cost for the TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund and the TCW Global Bond Fund at April 30, 2019 was $1,155,391, $1,158 and $16,395, respectively.
(3)	The identified cost for the TCW Global Bond Fund at April 30, 2019 was $379.
(4)	Amount rounds to less than $1.
(5)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class and N Class shares.
(6)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2019

	TCW High Yield Bond Fund	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Dollar Amounts In Thousands (Except Per Share Amounts)
ASSETS
Investments, at Value (1)	$17,813	$6,443		$6,425,733
Cash	1	—		1
Receivable for Securities Sold	127	5		—
Receivable for Sale of When-Issued Securities	—	—		9,090
Receivable for Fund Shares Sold	26	—		13,207
Interest and Dividends Receivable	196	30		17,322
Receivable from Investment Advisor	24	16		675
Receivable for Daily Variation Margin on Open Financial Futures Contracts	1	—	(2)	1,497
Prepaid Expenses	19	13		55

Total Assets	18,207	6,507		6,467,580

LIABILITIES
Distributions Payable	3	1		7,817
Payable for Securities Purchased	48	140		86,865
Payable for Purchase of When-Issued Securities	—	—		27,507
Payable for Fund Shares Redeemed	15	21		8,483
Accrued Directors’ Fees and Expenses	10	10		10
Accrued Management Fees	7	2		2,775
Accrued Distribution Fees	2	—		229
Other Accrued Expenses	54	36		2,800

Total Liabilities	139	210		136,486

NET ASSETS	$18,068	$6,297		$6,331,094

NET ASSETS CONSIST OF:
Paid-in Capital	$18,585	$6,712		$6,395,648
Accumulated Earnings (Loss)	(517)	(415)		(64,554)

NET ASSETS	$18,068	$6,297		$6,331,094

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$9,755	$6,297		$5,290,823

N Class Share	$8,313	$—		$1,040,271

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	1,532,883	731,968		542,111,101

N Class Share	1,297,377	—		103,427,660

NET ASSET VALUE PER SHARE: (4)
I Class Share	$6.36	$8.60		$9.76

N Class Share	$6.41	$—		$10.06

(1)	The identified cost for the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund at April 30, 2019 was $17,821, $6,418 and $6,234,742, respectively.
(2)	Amount rounds to less than $1.
(3)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2019

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund (1)	TCW Global Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends from Investment in Affiliated Issuers	$—	$—	$10
Interest	19,778	24	228	(2)

Total	19,778	24	238

Expenses:
Management Fees	2,374	4	41
Accounting Services Fees	85	12	2
Administration Fees	45	24	3
Transfer Agent Fees:
I Class	323	4	3
N Class	139	4	3
Custodian Fees	20	2	13
Professional Fees	50	33	23
Directors’ Fees and Expenses	21	21	21
Registration Fees:
I Class	24	— (3)	11
N Class	18	— (3)	11
Distribution Fees:
N Class	321	1	10
Shareholder Reporting Expense	4	1	1
Other	76	6	6

Total	3,500	112	148

Less Expenses Borne by Investment Advisor:
I Class	163	67	40
N Class	151	41	44

Net Expenses	3,186	4	64

Net Investment Income	16,592	20	174

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	7,509	3	(59)
Foreign Currency	21	—	1
Foreign Currency Forward Contracts	(451)	—	(30)
Futures Contracts	2,514	—	64
Swap Agreements	3	(109)	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	34,268	10	492
Foreign Currency	—	—	1
Foreign Currency Forward Contracts	(7)	—	—	(3)
Futures contracts	2,791	—	100
Investments in Affiliated Issuers	—	—	18
Swap Agreements	34	39	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	46,682	(57)	587

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,274	$(37)	$761

(1)	Consolidated Statement of Operations (See Note 2).
(2)	Net of foreign taxes withheld of $2 for the TCW Global Bond Fund.
(3)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2019

	TCW High Yield Bond Fund	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$361	$104		$131,337

Total	361	104		131,337

Expenses:
Management Fees	32	12		15,997
Accounting Services Fees	13	1		435
Administration Fees	5	4		221
Transfer Agent Fees:
I Class	8	4		2,244
N Class	5	—		499
Custodian Fees	6	4		37
Professional Fees	19	35		135
Directors’ Fees and Expenses	21	21		21
Registration Fees:
I Class	15	12		47
N Class	14	—		26
Distribution Fees:
N Class	7	—		1,340
Shareholder Reporting Expense	1	—	(1)	12
Other	6	4		451

Total	152	97		21,465

Less Expenses Borne by Investment Advisor:
I Class	61	82		3,639
N Class	45	—		542

Net Expenses	46	15		17,284

Net Investment Income	315	89		114,053

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	97	21		49,009
Foreign Currency	—	—		205
Foreign Currency Forward Contracts	—	—		(3,128)
Futures Contracts	34	6		10,547
Swap Agreements	(2)	—		—
Change in Unrealized Appreciation (Depreciation) on:
Investments	412	20		139,249
Foreign Currency Forward Contracts	—	—		(35)
Futures contracts	(4)	6		13,582
Swap Agreements	1	—		—

Net Realized and Unrealized Gain (Loss) on Investments	538	53		209,429

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$853	$142		$323,482

(1)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets	April 30, 2019

	TCW Core Fixed Income Fund		TCW Enhanced Commodity Strategy Fund (1)
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$16,592	$35,592	$20	$34
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	9,596	(32,201)	(106)	(16)
Change in Unrealized Appreciation (Depreciation) on Investments, Swap Contracts and Futures Contracts	37,086	(33,832)	49	(78)

Increase (Decrease) in Net Assets Resulting from Operations	63,274	(30,441)	(37)	(60)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(16,919)	(36,700)	(17)	(32)

NET CAPITAL SHARE TRANSACTIONS
I Class	(104,268)	(349,830)	(424)	522
N Class	(37,751)	(72,937)	6	10

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(142,019)	(422,767)	(418)	532

Increase (Decrease) in Net Assets	(95,664)	(489,908)	(472)	440
NET ASSETS
Beginning of Period	1,246,218	1,736,126	1,715	1,275

End of Period	$1,150,554	$1,246,218	$1,243	$1,715

(1)	Consolidated Statement of Changes in Net Assets (See Note 2).

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets	April 30, 2019

	TCW Global Bond Fund		TCW High Yield Bond Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$174	$326	$315	$692
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(24)	(379)	129	34
Change in Unrealized Appreciation (Depreciation) on Investments, Swap Contracts, Futures Contracts and Foreign Currency Transactions	611	(359)	409	(517)

Increase (Decrease) in Net Assets Resulting from Operations	761	(412)	853	209

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(146)	(109)	(347)	(799)

NET CAPITAL SHARE TRANSACTIONS
I Class	118	67	1,709	(6,067)
N Class	67	42	3,063	(1,682)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	185	109	4,772	(7,749)

Increase (Decrease) in Net Assets	800	(412)	5,278	(8,339)
NET ASSETS
Beginning of Period	15,981	16,393	12,790	21,129

End of Period	$16,781	$15,981	$18,068	$12,790

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets	April 30, 2019

	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$89	$131	$114,053	$250,578
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	27	(23)	56,633	(199,454)
Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Transactions and Futures Contracts	26	(17)	152,796	(193,099)

Increase (Decrease) in Net Assets Resulting from Operations	142	91	323,482	(141,975)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(87)	(167)	(124,115)	(275,920)

NET CAPITAL SHARE TRANSACTIONS
I Class	(1,038)	(595)	(463,057)	(1,172,213)
N Class	—	—	(114,625)	(706,623)

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(1,038)	(595)	(577,682)	(1,878,836)

Decrease in Net Assets	(983)	(671)	(378,315)	(2,296,731)
NET ASSETS
Beginning of Period	7,280	7,951	6,709,409	9,006,140

End of Period	$6,297	$7,280	$6,331,094	$6,709,409

See accompanying notes to financial statements.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2019

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 19 no-load mutual funds (each series a “Fund” and collectively the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has distinct investment objectives. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets in debt securities; uses a controlled risk approach and active asset allocation; monitors the duration of portfolio securities to seek to mitigate exposure to interest rate risk.

TCW Enhanced Commodity Strategy Fund	Seeks total return which exceeds that of its commodity benchmark by investing in commodity linked derivative instruments backed by a portfolio of fixed income instruments.

TCW Global Bond Fund	Seeks total return by investing at least 80% of its net assets in debt securities of government and corporate issuers; invests in securities of issuers located in at least three countries, representing at least 30% of its net assets in securities of issuers located outside the United States.

TCW High Yield Bond Fund	Seeks to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle by investing at least 80% of the value of its net assets in high yield/below investment grade bonds, commonly known as “junk-bonds”.

TCW Short Term Bond Fund	Seeks to maximize current income by investing at least 80% of the value of its net assets in a diversified portfolio of debt securities of varying maturities including bonds, notes and other similar fixed income instruments issued by governmental or private sector issuers.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Organization (Continued)

TCW Fund	Investment Objectives and Principal Investment Strategies
TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets in debt securities; invests at least 50% of the value in securitized obligations guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations, privately issued mortgage-backed and asset-backed securities rated at time of investment Aa3 or higher by Moody’s, AA- or higher by Standard & Poor’s or the equivalent by any other nationally recognized statistical organization, other obligations of the U.S. government or its agencies, instrumentalities or sponsored corporations, and money market instruments.

All Funds, except for the TCW Short Term Bond Fund, offer two classes of shares: I Class and N Class. The TCW Short Term Bond Fund offers only the I Class shares. The two classes of a Fund are substantially the same except that the N Class shares are subject to a distribution fee (see Note 6).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) No. 946, Financial Services — Investment Companies.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Principles of Consolidation:    The TCW Cayman Enhanced Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the TCW Enhanced Commodity Strategy Fund (the “Parent”) in order to effect certain investments for the Parent consistent with the Parent’s investment objectives and policies as specified in its prospectus and statement of additional information. The accompanying financial statements are consolidated and include the accounts of the Subsidiary. The Parent may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2019 were $174,478 or 14.03% of the Parent’s consolidated net assets. Intercompany balances and transactions have been eliminated in consolidation.

Net Asset Value:    The net asset value per share (“NAV”) of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations:    Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by the investment companies. All other securities including short-term securities traded over the counter (“OTC”) for which market quotations are readily available are valued with prices furnished by independent pricing services or by broker dealers.

TCW Funds, Inc.

April 30, 2019

Note 2 — Significant Accounting Policies (Continued)

Securities for which market quotations are not readily available, including in circumstances under which it is determined by the Advisor that prices received are not reflective of their market values, are valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Valuation Committee of the Company’s Board of Directors (“Board”) and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Fair Value Measurements:    Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”).    The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized in Level 3.

Bank loans.    The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy.

Foreign currency contracts.    The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts.    Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized in Level 1.

Government and agency securities.    Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Interest Rate and total return swaps.    Interest rate and total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized in Level 3.

Money market funds.    Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds.    Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized in Level 2; otherwise, the fair values are categorized in Level 3.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the

TCW Funds, Inc.

April 30, 2019

Note 2 — Significant Accounting Policies (Continued)

inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments.    Short-term investments are valued using market price quotations, and are reflected in Level 1 or Level 2 of the fair value hierarchy.

The summary of the inputs used as April 30, 2019 is listed after the Schedule of Investments for each Fund.

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended April 30, 2019.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Core Fixed Income Fund	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Total Return Bond Fund
Balance as of October 31, 2018	$1,036,315	$127,112	$47,685	$5,610,158
Accrued Discounts (Premiums)	(738)	7,915	—	(380,744)
Realized Gain (Loss)	(1,179)		—	1,614
Change in Unrealized Appreciation	(6,138)	(19,217)	—	16,360
Purchases	—	—	—	7,328
Sales	(26,255)	—	—	(16,247)
Transfers in to Level 3 (1)	—	—	—	—
Transfers out of Level 3 (1)	—	—	—	—

Balance as of April 30, 2019	$1,002,005	$115,810	$47,685	$5,238,469

Change in Unrealized Appreciation from Investments Still Held at April 30, 2019	$(6,138)	$(19,217)	$—	$9,497

(1)	The Funds recognize transfers in and out at the beginning of the period.

Significant unobservable valuations inputs for Level 3 investments as of April 30, 2019 are as follows:

Description	Fair Value at 4/30/2019	Valuation Techniques*	Unobservable Input	Price or Price Range	Average Weighted Price
TCW Core Fixed Income Fund
Corporate Bonds	$ 1,002,005	Third-party Vendor	Vendor Prices	$106.853	$106.853
TCW Global Bond Fund
Residential Mortgage-Backed Securities — Non-Agency	115,810	Third-party Vendor	Vendor Prices	$9.252	$9.252
TCW High Yield Bond Fund
Common Stocks	47,685	Third-party Vendor	Vendor Prices	$8.500	$8.500
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities — Non-Agency	10,214	Third-party Vendor	Vendor Prices	$15.230	$15.230
Residential Mortgage-Backed Securities — Non-Agency (Interest Only, Collateral Strip Rate Securities)	5,228,255	Third-party Vendor	Vendor Prices	$0.790–2.598	$1.768

*	The valuation technique employed on the Level 3 securities involves the use of the vendor prices. The Advisor monitors the effectiveness of vendor pricing using the Advisor’s own model and inputs.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of a Fund based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and in turn differences in dividends paid by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Enhanced Commodity Strategy Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other Fixed Income Funds declare and pay, or reinvest, dividends from net investment income monthly. Any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions

TCW Funds, Inc.

April 30, 2019

Note 2 — Significant Accounting Policies (Continued)

can create investment leverage and may be highly volatile. A derivative contract may result in a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2019, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories (amounts in thousands except notional amounts or number of contracts):

TCW Core Fixed Income Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Statement of Asset and Liabilities
Asset Derivatives
Swaps Contracts	$—	$—	$—	$70	$—	$70
Futures Contracts (1)	—	—	—	1,219	—	1,219

Total Value	$—	$—	$—	$1,289	$—	$1,289

Liability Derivatives
Swaps Contracts	$—	$—	$—	$(36)	$—	$(36)

Total Value	$—	$—	$—	$(36)	$—	$(36)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$—	$—	$(451)	$—	$—	$(451)
Futures Contracts	—	—	—	2,514	—	2,514
Swaps Contracts	—	—	—	3	—	3

Total Realized Gain (Loss)	$—	$—	$(451)	$2,517	$—	$(2,066)

Change in Appreciation (Depreciation)
Forward Contracts	$—	$—	$(7)	$—	$—	$(7)
Futures Contracts	—	—	—	2,791	—	2,791
Swaps Contracts	—	—	—	34	—	34

Total Change in Appreciation (Depreciation)	$—	$—	$(7)	$2,825	$—	$2,818

Number of Contracts or Notional Amounts (2)
Forward Currency Contracts	$ —	$ —	$14,721,693	$ —	$ —	$14,721,693
Futures Contracts	—	—	—	1,645	—	1,645
Swap Contracts	$ —	$ —	$—	$93,500,000	$ —	$93,500,000

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Enhanced Commodity Strategy Fund
	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Statement of Asset and Liabilities
Liability Derivatives
Swaps Contracts	$—	$(17)	$—	$—	$—	$(17)

Total Value	$—	$(17)	$—	$—	$—	$(17)

Statement of Operations:
Realized Gain (Loss)
Swaps Contracts	$—	$(109)	$—	$—	$—	$(109)

Total Realized Gain (Loss)	$—	$(109)	$—	$—	$—	$(109)

Change in Appreciation (Depreciation)
Swaps Contracts	$—	$39	$—	$—	$—	$39

Total Realized Gain (Loss)	$—	$39	$—	$—	$—	$39

Notional Amounts (2)
Swaps Contracts	$ —	$1,323,725	$ —	$ —	$ —	$1,323,725
TCW Global Bond Fund
	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Statement of Asset and Liabilities
Asset Derivatives
Futures Contracts (1)	$—	$—	$—	$39	$—	$39
Forward Contracts	—	—	11	—	—	11

Total Value	$—	$—	$11	$39	$—	$50

Liability Derivatives
Forward Contracts (1)	$—	$—	$(18)	$—	$—	$(18)

Total Value	$—	$—	$(18)	$—	$—	$(18)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$—	$—	$(30)	$—	$—	$(30)
Futures Contracts	—	—	—	64	—	64

Total Realized Gain (Loss)	$—	$—	$(30)	$64	$—	$34

Change in Appreciation (Depreciation)
Forward Contracts	$—	$—	$— (1)	$—	$—	$— (1)
Futures Contracts	—	—	—	100	—	100

Total Change in Appreciation (Depreciation)	$—	$—	$1	$100	$—	$101

Number of Contracts or Notional Amounts (2)
Forward Currency Contracts	$ —	$ —	$2,133,596	$ —	$ —	$2,133,596
Futures Contracts	—	—	—	35	—	35

TCW Funds, Inc.

April 30, 2019

Note 2 — Significant Accounting Policies (Continued)

TCW High Yield Bond Fund
	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Statement of Asset and Liabilities
Asset Derivatives
Futures Contracts (1)	$—	$—	$—	$7	$—	$7

Total Value	$—	$—	$—	$7	$—	$7

Liability Derivatives
Futures Contracts (1)	$—	$—	$—	$(12)	$—	$(12)

Total Value	$—	$—	$—	$(12)	$—	$(12)

Statement of Operations:
Realized Gain (Loss)
Futures Contracts	$—	$—	$—	$34	$—	$34
Swaps Contracts	(2)	—	—	—	—	(2)

Total Realized Gain (Loss)	$(2)	$—	$—	$34	$—	$32

Change in Appreciation (Depreciation)
Futures Contracts	$—	$—	$—	$(4)	$—	$(4)
Swaps Contracts	1	—	—	—	—	1

Total Change in Appreciation (Depreciation)	$1	$—	$—	$(4)	$—	$(3)

Number of Contracts or Notional Amounts (2)
Futures Contracts	—	—	—	22	—	22
Swaps Contracts	250,000	—	—	—	—	250,000
TCW Short Term Bond Fund
	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Statement of Asset and Liabilities
Asset Derivatives
Futures Contracts (1)	$—	$—	$—	$1	$—	$1

Total Value	$—	$—	$—	$1	$—	$1

Statement of Operations:
Realized Gain (Loss)
Futures Contracts	$—	$—	$—	$6	$—	$6

Total Realized Gain (Loss)	$—	$—	$—	$6	$—	$6

Change in Appreciation (Depreciation)
Futures Contracts	$—	$—	$—	$6	$—	$6

Total Change in Appreciation (Depreciation)	$—	$—	$—	$6	$—	$6

Number of Contracts (2)
Futures Contracts	—	—	—	3	—	3

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Total Return Bond Fund
	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Statement of Asset and Liabilities
Asset Derivatives
Futures Contracts (1)	$—	$—	$—	$6,548	$—	$6,548

Total Value	$—	$—	$—	$6,548	$—	$6,548

Liability Derivatives
Futures Contracts (1)	$—	$—	$—	$(537)	$—	$(537)

Total Value	$—	$—	$—	$(537)	$—	$(537)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$—	$—	$(3,128)	$—	$—	$(3,128)
Futures Contracts	—	—	—	10,547	—	10,547

Total Realized Gain (Loss)	$—	$—	$(3,128)	$10,547	$—	$7,419

Change in Appreciation (Depreciation)
Forward Contracts	$—	$—	$(35)	$—	$—	$(35)
Futures Contracts	—	—	—	13,582	—	13,582

Total Change in Appreciation (Depreciation)	$—	$—	$(35)	$13,582	$—	$13,547

Number of Contracts or Notional Amounts (2)
Forward Currency Contracts	$ —	$ —	$113,360,206	$ —	$ —	$113,360,206
Futures Contracts	—	—	—	8,395	—	8,395

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on April 30, 2019 is reported within the Statement of Assets and Liabilities.

(2)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2019.

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

TCW Funds, Inc.

April 30, 2019

Note 2 — Significant Accounting Policies (Continued)

For OTC derivatives, the Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB ASU No. 2013-01, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

The following table presents the Funds’ OTC derivatives assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral received by the Funds as of April 30, 2019 (in thousands):

TCW Enhanced Commodity Strategy Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Credit Suisse International	$—	$(17)	$(17)	$17	(2)	$—

Total	$—	$(17)	$(17)	$17	(2)	$—

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Global Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Citibank N.A.	$—	$(7)	$(7)	$—	$(7)
State Street Bank & Trust	5	(11)	(6)	—	(6)
Goldman Sachs & Co.	6	—	6	—	6

Total	$11	$(18)	$(7)	$—	$(7)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

Note 3 — Portfolio Investments

Mortgage-Backed Securities:    The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds:    The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

TCW Funds, Inc.

April 30, 2019

Note 3 — Portfolio Investments (Continued)

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To be Announced (“TBA”) and Forward Commitment Transactions:    The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Funds’ existing portfolios. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market movement. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not set aside liquid assets to cover the commitment. To guard against the deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions:    The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

value of the security sold by a Fund may decline below the repurchase price of the security and the potential inability of counterparties to complete the transaction. There were no such transactions by the Funds for the period ended April 30, 2019.

Repurchase Agreements:    The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2019.

Reverse Repurchase Agreements:    The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended April 30, 2019.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2019.

Derivatives:

Forward Foreign Currency Contracts:    The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked to market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Core Fixed Income Fund, the TCW Global Bond Fund and the TCW Total Return Bond Fund entered into forward foreign currency contracts during the period to hedge against the foreign currency exposure within the Funds. Outstanding foreign currency forward contracts at April 30, 2019 are disclosed in the Schedule of Investments.

TCW Funds, Inc.

April 30, 2019

Note 3 — Portfolio Investments (Continued)

Futures Contracts:    The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund utilized futures during the period ended April 30, 2019 to help manage interest rate duration of those Funds. Futures contracts outstanding at April 30, 2019 are listed on the Schedule of Investments.

Swap Agreements.    The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so called market access transactions).

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss from counterparty default is the discounted NAV of the cash flows paid to the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as

TCW Funds, Inc.

April 30, 2019

Note 3 — Portfolio Investments (Continued)

realized gains and losses, respectively. During the period ended April 30, 2019, the TCW Core Fixed Income Fund entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk); the TCW High Yield Bond Fund utilized credit default swaps to manage credit market exposure; and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Note 4 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed Securities Risk:    Each Fund may invest in mortgage-backed securities. The values of some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage related-securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations (Continued)

when interest rates decline. Certain Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

MBS and ABS are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass through, sequential pay, prepayment-protected, interest only, principal-only, etc.), the security of the claim on the underlying assets (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.). In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity takeout), the borrower’s credit quality (e.g., FICO score), and whether the loan is a first trust deed or a second lien.

Counterparty Risk:    The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Commodities Risk:    The TCW Enhanced Commodity Strategy Fund has exposure to commodity markets through its investments in total return swap agreements. Therefore, the price of its shares is affected by factors particular to the commodity markets and may decline and fluctuate more than the price of shares of a fund with a broader range of investments. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand and tariffs.

Foreign Currency Risk:    The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currencies have declined in value relative to the U.S. dollar.

Foreign Investment Risk:    The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling the customer service.

TCW Funds, Inc.

April 30, 2019

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2019, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$16,347	$(7,168)	$9,179	$1,158,318
TCW Enhanced Commodity Strategy Fund	35	—	35	1,158
TCW Global Bond Fund	521	(640)	(119)	16,837
TCW High Yield Bond Fund	378	(226)	152	17,661
TCW Short Term Bond Fund	12	(32)	(20)	6,464
TCW Total Return Bond Fund	316,533	(103,186)	213,347	6,212,386

At October 31, 2018, the components of distributable earnings on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Core Fixed Income Fund	$3,339	$—	$3,339
TCW Enhanced Commodity Strategy Fund	5	—	5
TCW High Yield Bond Fund	80	—	80
TCW Short Term Bond Fund	49	—	49
TCW Total Return Bond Fund	49,461	—	49,461

During the year ended October 31, 2018, the tax character of distributions paid was as follows (amounts in thousands):

	Ordinary Income	Long-Term Capital Gain	Total Distributions
TCW Core Fixed Income Fund	$36,700	$—	$36,700
TCW Enhanced Commodity Strategy Fund	32	—	32
TCW Global Bond Fund	92	17	109
TCW High Yield Bond Fund	799	—	799
TCW Short Term Bond Fund	167	—	167
TCW Total Return Bond Fund	275,920	—	275,920

At October 31, 2018, the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

		No Expiration (2)
	Expiring In 2019 (1)	Short-Term Capital Losses		Long-Term Capital Losses		Total
TCW Core Fixed Income Fund	$—	$44,342		$5,513		$49,855
TCW Enhanced Commodity Strategy Fund	—	—	(3)	—	(3)	—	(3)
TCW Global Bond Fund	—	103		36		139
TCW High Yield Bond Fund	—	279		504		783
TCW Short Term Bond Fund	111	143		206		460
TCW Total Return Bond Fund	—	339,535		34,314		373,849

(1)	Losses incurred prior to December 22, 2010.
(2)	Losses incurred after December 22, 2010.
(3)	Amount rounds to less than $1.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 5 — Federal Income Taxes (Continued)

The Funds did not have any unrecognized tax benefits at April 30, 2019, nor were there any increases or decreases in unrecognized tax benefits for the six months ended April 30, 2019. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily NAV:

TCW Core Fixed Income Fund	0.40%
TCW Enhanced Commodity Strategy Fund	0.50%
TCW Global Bond Fund	0.50%	(1)
TCW High Yield Bond Fund	0.45%
TCW Short Term Bond Fund	0.35%
TCW Total Return Bond Fund	0.50%

(1)	From November 1, 2018 through December 31, 2018 the management fee was 0.55%.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets.

TCW Core Fixed Income Fund
I Class	0.49%	(1)
N Class	0.73%	(1)
TCW Enhanced Commodity Strategy Fund
I Class	0.70%	(1)
N Class	0.75%	(1)
TCW Global Bond Fund
I Class	0.60%	(1)(2)
N Class	0.70%	(1)(2)
TCW High Yield Bond Fund
I Class	0.55%	(1)
N Class	0.80%	(1)
TCW Short Term Bond Fund
I Class	0.44%	(1)
TCW Total Return Bond Fund
I Class	0.49%	(1)
N Class	0.79%	(1)

(1)	These limitations are based on an agreement between the Advisor and Company.
(2)	This limitation was in effect January 1, 2019. From November 1, 2018 through December 31, 2018 the expense limitation was 1.04% for Class I and Class N.

The amount borne by the Advisor during the fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can recapture expenses only within a given fiscal year for that year’s operating expenses.

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statement of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

TCW Funds, Inc.

April 30, 2019

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2019 were as follows (amounts in thousands):

	Purchases at Cost		Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Core Fixed Income Fund	$86,499	(1)	$231,819	$999,991	$1,034,891
TCW Enhanced Commodity Strategy Fund	550		57	334	318
TCW Global Bond Fund	4,304		4,207	1,704	1,318
TCW High Yield Bond Fund	9,968		6,037	—	—
TCW Short Term Bond Fund	470		833	6,318	6,917
TCW Total Return Bond Fund	80,416	(2)	129,511	5,409,679	5,985,879

(1)

Purchases include the Fund’s purchase of a security from an affiliated investment account for a total of $13,285 (amount in thousands) in accordance with the provisions set forth in Section 17(a)-7 of the 1940 Act.

(2)

Purchases include the Fund’s purchase of a security from an affiliated investment account for a total of $1,763 (amount in thousands) in accordance with the provisions set forth in Section 17(a)-7 of the 1940 Act.

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Core Fixed Income Fund	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	11,682,408	$126,457	31,871,049	$344,924
Shares Issued upon Reinvestment of Dividends	1,365,624	14,682	2,461,509	26,542
Shares Redeemed	(22,783,128)	(245,407)	(67,085,708)	(721,296)

Net Decrease	(9,735,096)	$(104,268)	(32,753,150)	$(349,830)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,982,229	$21,268	6,167,589	$66,350
Shares Issued upon Reinvestment of Dividends	296,552	3,180	493,732	5,307
Shares Redeemed	(5,788,332)	(62,199)	(13,445,430)	(144,594)

Net Decrease	(3,509,551)	$(37,751)	(6,784,109)	$(72,937)

TCW Enhanced Commodity Strategy Fund	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	91,408	$500
Shares Issued upon Reinvestment of Dividends	1,753	8	4,198	22
Shares Redeemed	(92,757)	(432)	—	—

Net Increase (Decrease)	(91,004)	$(424)	95,606	$522

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	—	$—
Shares Issued upon Reinvestment of Dividends	1,197	6	1,943	10

Net Increase	1,197	$6	1,943	$10

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Global Bond Fund	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	5,125	$50	11,813	$115
Shares Issued upon Reinvestment of Dividends	8,216	79	7,300	71
Shares Redeemed	(1,196)	(11)	(12,111)	(119)

Net Increase	12,145	$118	7,002	$67

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	19	$—	68	$1
Shares Issued upon Reinvestment of Dividends	6,948	67	6,434	63
Shares Redeemed	(50)	—	(2,263)	(22)

Net Increase	6,917	$67	4,239	$42

TCW High Yield Bond Fund	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	533,184	$3,324	572,054	$3,575
Shares Issued upon Reinvestment of Dividends	36,288	226	67,107	421
Shares Redeemed	(296,229)	(1,841)	(1,606,329)	(10,063)

Net Increase (Decrease)	273,243	$1,709	(967,168)	$(6,067)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	691,558	$4,355	380,994	$2,407
Shares Issued upon Reinvestment of Dividends	24,760	155	37,265	235
Shares Redeemed	(232,971)	(1,447)	(684,444)	(4,324)

Net Increase (Decrease)	483,347	$3,063	(266,185)	$(1,682)

TCW Short Term Bond Fund	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	67,714	$580	262,262	$2,251
Shares Issued upon Reinvestment of Dividends	10,622	91	17,601	151
Shares Redeemed	(199,036)	(1,709)	(349,163)	(2,997)

Net Decrease	(120,700)	$(1,038)	(69,300)	$(595)

TCW Total Return Bond Fund	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	89,049,348	$859,381	204,848,174	$2,002,728
Shares Issued upon Reinvestment of Dividends	6,688,460	64,503	12,103,452	118,065
Shares Redeemed	(143,977,974)	(1,386,941)	(338,581,903)	(3,293,006)

Net Decrease	(48,240,166)	$(463,057)	(121,630,277)	$(1,172,213)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	7,611,780	$75,909	13,094,820	$131,597
Shares Issued upon Reinvestment of Dividends	2,168,206	21,553	4,256,561	42,830
Shares Redeemed	(21,333,626)	(212,087)	(87,235,011)	(881,050)

Net Decrease	(11,553,640)	$(114,625)	(69,883,630)	$(706,623)

TCW Funds, Inc.

April 30, 2019

Note 10 — Affiliate Ownership

As of April 30, 2019, affiliates of the Funds and Advisor owned 99.83%, and 97.02% of the NAV of TCW Enhanced Commodity Strategy Fund and the TCW Global Bond Fund, respectively.

Note 11 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at April 30, 2019 are listed below:

TCW Core Fixed Income Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Alta Wind Holdings LLC, (144A), 7%, due 06/30/35	7/14/10	$979,334	$1,002,005	0.09%

TCW Enhanced Commodity Strategy Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
LB-UBS Commercial Mortgage Trust (06-C6 XCL), (144A), 0.685%, due 09/15/39	7/15/16	$993	$6,187	0.50%

TCW Global Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Bank of America-First Union NB Commercial Mortgage (01-3-XC), (144A), 1.190%, due 04/11/37	3/26/15	$0	$14,887	0.09%
Morgan Stanley Capital I Trust (99-RM1-X), (144A), 0.963%, due 12/15/31	3/26/15	0	138	0.00%

		$0	$15,025	0.09%

TCW Short Term Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Citigroup Commercial Mortgage Trust (12-GC8-XA) (I/O) 1.95% due 09/10/45	2/6/19	$8,079	$7,467	0.12%

Note 12 — Committed Line Of Credit

The Funds have entered into a $100,000,000 committed revolving line of credit agreement with the State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes renewable annually. The interest rate on borrowing is the higher of the federal funds rate or the overnight LIBOR rate, plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2019. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 13 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 14 — New Accounting Pronouncement

In August 2018, the FASB released Accounting Standards Update (ASU) 2018-13, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in this ASU are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting — Chapter 8: Notes to Financial Statements. The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of the ASU. Management is currently evaluating the impact of the ASU to the financial statements.

TCW Core Fixed Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$10.52		$10.99	$11.28	$11.14	$11.22	$10.97

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.15		0.25	0.22	0.19	0.18	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.42		(0.45)	(0.15)	0.24	(0.04)	0.24

Total from Investment Operations	0.57		(0.20)	0.07	0.43	0.14	0.45

Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.27)	(0.23)	(0.19)	(0.19)	(0.20)
Distributions from Net Realized Gain	—		—	(0.13)	(0.10)	(0.03)	—

Total Distributions	(0.16)		(0.27)	(0.36)	(0.29)	(0.22)	(0.20)

Net Asset Value per Share, End of Period	$10.93		$10.52	$10.99	$11.28	$11.14	$11.22

Total Return	5.41	% (2)	(1.87)%	0.68%	3.97%	1.25%	4.14%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$907,714		$975,741	$1,379,196	$1,421,267	$1,109,630	$646,372

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.53	% (3)	0.51%	0.51%	0.51%	0.50%	0.49%

After Expense Reimbursement	0.49	% (3)	0.49%	0.49%	0.49%	0.49%	0.47%

Ratio of Net Investment Income to Average Net Assets	2.84	% (3)	2.34%	1.96%	1.70%	1.57%	1.92%

Portfolio Turnover Rate	91.10	% (2)	267.96%	287.39%	283.38%	332.85%	249.94%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015		2014
Net Asset Value per Share, Beginning of Period	$10.49		$10.96	$11.25	$11.12	$11.20		$10.97

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.14		0.23	0.19	0.16	0.14		0.18
Net Realized and Unrealized Gain (Loss) on Investments	0.41		(0.46)	(0.15)	0.24	(0.03)		0.22

Total from Investment Operations	0.55		(0.23)	0.04	0.40	0.11		0.40

Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.24)	(0.20)	(0.17)	(0.16)		(0.17)
Distributions from Net Realized Gain	—		—	(0.13)	(0.10)	(0.03)		—

Total Distributions	(0.14)		(0.24)	(0.33)	(0.27)	(0.19)		(0.17)

Net Asset Value per Share, End of Period	$10.90		$10.49	$10.96	$11.25	$11.12		$11.20

Total Return	5.31	% (2)	(2.10)%	0.41%	3.66%	1.00%		3.68%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$242,840		$270,477	$356,930	$487,223	$542,103		$608,129

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.82	% (3)	0.81%	0.79%	0.79%	0.79%		0.80%

After Expense Reimbursement	0.71	% (3)	0.72%	0.75%	0.77%	0.79	% (4)	N/A

Ratio of Net Investment Income to Average Net Assets	2.62	% (3)	2.12%	1.69%	1.41%	1.25%		1.59%

Portfolio Turnover Rate	91.10	% (2)	267.96%	287.39%	283.38%	332.85%		249.94%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	Reimbursement is less than 0.01%.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$5.01		$5.20	$5.15	$5.30	$7.18	$7.61

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.07		0.11	0.12	0.04	0.05	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)		(0.20)	0.10	(0.14)	(1.87)	(0.39)

Total from Investment Operations	(0.03)		(0.09)	0.22	(0.10)	(1.82)	(0.29)

Less Distributions:
Distributions from Net Investment Income	(0.06)		(0.10)	(0.11)	(0.05)	(0.06)	(0.11)
Distributions from Net Realized Gain	—		—	(0.06)	—	—	(0.03)

Total Distributions	(0.06)		(0.10)	(0.17)	(0.05)	(0.06)	(0.14)

Net Asset Value per Share, End of Period	$4.92		$5.01	$5.20	$5.15	$5.30	$7.18

Total Return	(0.64	)% (2)	(1.96)%	4.55%	(1.83)%	(25.47)%	(3.90)%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$739		$1,208	$758	$725	$1,443	$1,934

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	16.02	% (3)	11.53%	16.65%	9.74%	7.82%	5.90%

After Expense Reimbursement	0.70	% (3)	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of Net Investment Income to Average Net Assets	2.73	% (3)	2.06%	2.31%	0.88%	0.88%	1.30%

Portfolio Turnover Rate	57.67	% (2)	75.52%	0.00%	2.44%	10.68%	4.13%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$5.01		$5.21	$5.15	$5.31	$7.18	$7.61

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.07		0.11	0.12	0.04	0.05	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)		(0.21)	0.11	(0.15)	(1.86)	(0.39)

Total from Investment Operations	(0.03)		(0.10)	0.23	(0.11)	(1.81)	(0.29)

Less Distributions:
Distributions from Net Investment Income	(0.06)		(0.10)	(0.11)	(0.05)	(0.06)	(0.11)
Distributions from Net Realized Gain	—		—	(0.06)	—	—	(0.03)

Total Distributions	(0.06)		(0.10)	(0.17)	(0.05)	(0.06)	(0.14)

Net Asset Value per Share, End of Period	$4.92		$5.01	$5.21	$5.15	$5.31	$7.18

Total Return	(0.64	)% (2)	(1.96)%	4.55%	(2.03)%	(25.36)%	(3.92)%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$504		$507	$517	$496	$1,153	$1,546

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	17.38	% (3)	12.59%	18.01%	10.21%	8.32%	6.45%

After Expense Reimbursement	0.75	% (3)	0.75%	0.75%	0.75%	0.75%	0.73%

Ratio of Net Investment Income to Average Net Assets	2.79	% (3)	2.02%	2.26%	0.83%	0.83%	1.27%

Portfolio Turnover Rate	57.67	% (2)	75.52%	0.00%	2.44%	10.68%	4.13%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Global Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$9.45		$9.75	$9.88	$9.85	$10.26	$10.45

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.19	0.17	0.20	0.19	0.22
Net Realized and Unrealized Gain (Loss) on Investments	0.34		(0.43)	(0.07)	0.19	(0.49)	(0.20)

Total from Investment Operations	0.45		(0.24)	0.10	0.39	(0.30)	0.02

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.05)	(0.16)	(0.22)	(0.09)	(0.13)
Distributions from Net Realized Gain	—		(0.01)	(0.07)	(0.14)	(0.02)	(0.08)

Total Distributions	(0.09)		(0.06)	(0.23)	(0.36)	(0.11)	(0.21)

Net Asset Value per Share, End of Period	$9.81		$9.45	$9.75	$9.88	$9.85	$10.26

Total Return	4.86	% (2)	(2.54)%	1.07%	4.03%	(2.96)%	0.21%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$8,951		$8,505	$8,714	$8,648	$7,878	$8,138

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.65	% (3)	1.63%	1.60%	1.48%	1.37%	1.39%

After Expense Reimbursement	0.72	% (3)	1.00%	1.04%	1.05%	1.08%	1.12%

Ratio of Net Investment Income to Average Net Assets	2.21	% (3)	1.99%	1.75%	2.02%	1.92%	2.11%

Portfolio Turnover Rate	37.03	% (2)	102.42%	90.08%	116.87%	147.16%	125.54%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Global Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$9.45		$9.75	$9.88	$9.85	$10.26	$10.45

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.19	0.17	0.20	0.19	0.22
Net Realized and Unrealized Gain (Loss) on Investments	0.34		(0.43)	(0.07)	0.19	(0.49)	(0.20)

Total from Investment Operations	0.44		(0.24)	0.10	0.39	(0.30)	0.02

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.05)	(0.16)	(0.22)	(0.09)	(0.13)
Distributions from Net Realized Gain	—		(0.01)	(0.07)	(0.14)	(0.02)	(0.08)

Total Distributions	(0.08)		(0.06)	(0.23)	(0.36)	(0.11)	(0.21)

Net Asset Value per Share, End of Period	$9.81		$9.45	$9.75	$9.88	$9.85	$10.26

Total Return	4.83	% (2)	(2.54)%	1.07%	4.03%	(2.96)%	0.21%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$7,830		$7,476	$7,679	$7,586	$7,358	$7,565

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.95	% (3)	1.92%	1.89%	1.76%	1.64%	1.67%

After Expense Reimbursement	0.79	% (3)	1.00%	1.04%	1.05%	1.08%	1.12%

Ratio of Net Investment Income to Average Net Assets	2.14	% (3)	1.99%	1.75%	2.02%	1.92%	2.12%

Portfolio Turnover Rate	37.03	% (2)	102.42%	90.08%	116.87%	147.16%	125.54%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$6.15		$6.37	$6.23	$6.18	$6.35	$6.33

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.14		0.26	0.24	0.24	0.26	0.29
Net Realized and Unrealized Gain (Loss) on Investments	0.22		(0.17)	0.18	0.06	(0.15)	0.04

Total from Investment Operations	0.36		0.09	0.42	0.30	0.11	0.33

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.31)	(0.28)	(0.25)	(0.28)	(0.31)

Net Asset Value per Share, End of Period	$6.36		$6.15	$6.37	$6.23	$6.18	$6.35

Total Return	5.93	% (2)	1.40%	6.80%	5.06%	1.74%	5.25%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$9,755		$7,749	$14,195	$20,265	$20,791	$20,649

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.97	% (3)	1.50%	1.22%	1.03%	1.03%	0.90%

After Expense Reimbursement	0.55	% (3)	0.55%	0.55%	0.55%	0.55%	0.53%

Ratio of Net Investment Income to Average Net Assets	4.46	% (3)	4.13%	3.85%	3.88%	4.11%	4.60%

Portfolio Turnover Rate	47.77	% (2)	104.21%	179.87%	244.36%	195.97%	145.14%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$6.19		$6.42	$6.28	$6.23	$6.41	$6.37

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.25	0.23	0.22	0.25	0.28
Net Realized and Unrealized Gain (Loss) on Investments	0.23		(0.18)	0.18	0.07	(0.17)	0.05

Total from Investment Operations	0.36		0.07	0.41	0.29	0.08	0.33

Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.30)	(0.27)	(0.24)	(0.26)	(0.29)

Net Asset Value per Share, End of Period	$6.41		$6.19	$6.42	$6.28	$6.23	$6.41

Total Return	5.96	% (2)	1.04%	6.59%	4.82%	1.34%	5.24%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$8,313		$5,041	$6,934	$7,526	$15,910	$12,555

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	2.33	% (3)	1.98%	1.65%	1.40%	1.38%	1.39%

After Expense Reimbursement	0.80	% (3)	0.80%	0.80%	0.80%	0.80%	0.78%

Ratio of Net Investment Income to Average Net Assets	4.22	% (3)	3.90%	3.60%	3.64%	3.87%	4.30%

Portfolio Turnover Rate	47.77	% (2)	104.21%	179.87%	244.36%	195.97%	145.14%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$8.54		$8.62	$8.70	$8.69	$8.75	$8.80

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.15	0.08	0.05	0.05	0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.06		(0.04)	(0.01)	0.02	(0.03)	0.00 (2)

Total from Investment Operations	0.17		0.11	0.07	0.07	0.02	0.06

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.19)	(0.15)	(0.06)	(0.08)	(0.11)

Net Asset Value per Share, End of Period	$8.60		$8.54	$8.62	$8.70	$8.69	$8.75

Total Return	1.99	% (3)	1.26%	0.75%	0.84%	0.25%	0.65%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$6,297		$7,280	$7,951	$7,698	$9,614	$21,080

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	2.80	% (4)	2.28%	1.65%	2.46%	1.57%	1.23%

After Expense Reimbursement	0.44	% (4)	0.44%	0.44%	0.44%	0.44%	0.44%

Ratio of Net Investment Income to Average Net Assets	2.56	% (4)	1.70%	0.96%	0.58%	0.53%	0.70%

Portfolio Turnover Rate	109.48	% (3)	199.55%	131.31%	46.36%	8.51%	67.27%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$9.46		$9.98	$10.33	$10.28	$10.31	$10.13

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17		0.31	0.27	0.26	0.25	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.32		(0.48)	(0.20)	0.11	(0.02)	0.18

Total from Investment Operations	0.49		(0.17)	0.07	0.37	0.23	0.45

Less Distributions:
Distributions from Net Investment Income	(0.19)		(0.35)	(0.26)	(0.25)	(0.22)	(0.27)
Distributions from Net Realized Gain	—		—	(0.16)	(0.07)	(0.04)	—

Total Distributions	(0.19)		(0.35)	(0.42)	(0.32)	(0.26)	(0.27)

Net Asset Value per Share, End of Period	$9.76		$9.46	$9.98	$10.33	$10.28	$10.31

Total Return	5.10	% (2)	(1.67)%	0.72%	3.63%	2.24%	4.49%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$5,290,823		$5,587,668	$7,103,832	$8,042,194	$6,360,295	$6,129,426

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.63	% (3)	0.62%	0.61%	0.60%	0.60%	0.59%

After Expense Reimbursement	0.49	% (3)	0.49%	0.49%	0.49%	0.49%	0.47%

Ratio of Net Investment Income to Average Net Assets	3.62	% (3)	3.20%	2.73%	2.55%	2.46%	2.65%

Portfolio Turnover Rate	86.30	% (2)	241.76%	287.55%	318.48%	287.85%	201.30%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$9.76		$10.29	$10.65	$10.60	$10.64	$10.45

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.16		0.29	0.25	0.24	0.23	0.25
Net Realized and Unrealized Gain (Loss) on Investments	0.32		(0.49)	(0.21)	0.11	(0.04)	0.19

Total from Investment Operations	0.48		(0.20)	0.04	0.35	0.19	0.44

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.33)	(0.24)	(0.23)	(0.19)	(0.25)
Distributions from Net Realized Gain	—		—	(0.16)	(0.07)	(0.04)	—

Total Distributions	(0.18)		(0.33)	(0.40)	(0.30)	(0.23)	(0.25)

Net Asset Value per Share, End of Period	$10.06		$9.76	$10.29	$10.65	$10.60	$10.64

Total Return	4.97	% (2)	(1.96)%	0.41%	3.35%	1.83%	4.24%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$1,040,271		$1,121,741	$1,902,308	$2,762,803	$2,399,850	$2,177,160

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.89	% (3)	0.88%	0.88%	0.87%	0.88%	0.87%

After Expense Reimbursement	0.79	% (3)	0.79%	0.79%	0.79%	0.79%	0.77%

Ratio of Net Investment Income to Average Net Assets	3.31	% (3)	2.89%	2.42%	2.25%	2.17%	2.36%

Portfolio Turnover Rate	86.30	% (2)	241.76%	287.55%	318.48%	287.85%	201.30%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019 (181 days).

Actual Expenses    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio		Expenses Paid During Period (November 1, 2018 to April 30, 2019)
TCW Core Fixed Income Fund
I Class Shares
Actual	$1,000.00	$1,054.10	0.49%		$2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.37	0.49%		2.46

N Class Shares
Actual	$1,000.00	$1,053.10	0.71%		$3.61
Hypothetical (5% return before expenses)	1,000.00	1,021.27	0.71%		3.56

TCW Enhanced Commodity Strategy Fund
I Class Shares
Actual	$1,000.00	$993.60	0.70%		$3.46
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%		3.51

N Class Shares
Actual	$1,000.00	$993.60	0.75%		$3.71
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75%		3.76

TCW Global Bond Fund
I Class Shares
Actual	$1,000.00	$1,048.60	0.72	% (1)	$3.66 (1)
Hypothetical (5% return before expenses)	1,000.00	1,021.22	0.72	% (1)	3.61 (1)

N Class Shares
Actual	$1,000.00	$1,048.30	0.79	% (1)	$4.01 (1)
Hypothetical (5% return before expenses)	1,000.00	1,020.88	0.79	% (1)	3.96 (1)

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2018 to April 30, 2019)
TCW High Yield Bond Fund
I Class Shares
Actual	$1,000.00	$1,059.30	0.55%	$2.81
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.55%	2.76

N Class Shares
Actual	$1,000.00	$1,059.60	0.80%	$4.09
Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80%	4.01

TCW Short Term Bond Fund
I Class Shares
Actual	$1,000.00	$1,019.90	0.44%	$2.20
Hypothetical (5% return before expenses)	1,000.00	1,022.61	0.44%	2.21

TCW Total Return Bond Fund
I Class Shares
Actual	$1,000.00	$1,051.00	0.49%	$2.49
Hypothetical (5% return before expenses)	1,000.00	1,022.37	0.49%	2.46

N Class Shares
Actual	$1,000.00	$1,049.70	0.79%	$4.01
Hypothetical (5% return before expenses)	1,000.00	1,020.88	0.79%	3.96

(1)	Does not include expenses of the underlying affiliated investments.

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q.

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, California 90017

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street

Los Angeles, California 90017

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

TCW Funds Distributors LLC

865 South Figueroa Street

Los Angeles, California 90017

DIRECTORS

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

David S. DeVito

Director

Peter McMillan

Director

Victoria B. Rogers

Director

Marc I. Stern

Director

Andrew Tarica

Director

OFFICERS

David S. DeVito

President and Chief Executive Officer

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Jeffrey A. Engelsman

Chief Compliance Officer and Anti-Money Laundering Officer

Patrick W. Dennis

Vice President and Assistant Secretary

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

TCW International Small Cap Fund

FUNDsarFI0419

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

TCW International Small Cap Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.tcw.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank) if you invest through a financial intermediary, or by calling 1-800-FUND-TCW (1-800-386-3829) if you invest directly with the Funds.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can call 1-800-FUND-TCW (1-800-386-3829), if you invest directly with the Funds, or contact your financial intermediary, if you invest though a financial intermediary, to inform the Funds or the financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held directly with TCW or through your financial intermediary.

TCW Funds, Inc.

To Our Valued Shareholders

David S. DeVito President, Chief Executive Officer and Director

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2019. I would like to express our appreciation for your continued investment in the TCW Funds as well as welcome new shareholders to our fund family. As of April 30, 2019, the TCW Funds held total net assets of approximately $15.1 billion.

This report contains information outlining the performance and a list of portfolio holdings as of April 30, 2019 for the TCW Funds’ International fixed income and equity funds.

Several headwinds that hurt international markets in 2018 started to subside at the beginning of the year, namely: 1) a dovish tilt from the Fed, 2) signs of improved growth in China, and 3) at the time, improved sentiment around the US/China trade negotiations. Over the last few weeks, however, sentiment has deteriorated as trade tensions have escalated, posing a threat to global growth. While we have not materially changed our constructive view on international assets, and the recent market moves have in fact been relatively muted, we are in a period of uncertainty until we get more clarity on the direction of US/China trade negotiations.

We would note that emerging markets (EM) are an important and growing segment of the global economy, representing close to 60% of global GDP and nearly 70% of global growth in 2019. The spread differential between real rates in EM versus developed markets (DM) is still close to the high end of the recent range and the January pivot of the Fed eliminates the pressure EM central banks might otherwise have felt to raise rates in order to maintain that differential. Moreover, EM real rates are significantly higher today than they were at the start of the 2013 taper tantrum. On the inflation front, EM inflation is near recent lows and continued slack in the major EM economies ensures that, while further downside surprises are unlikely, an upsurge in EM inflation is equally remote over the near to intermediate term. Moreover, absent a no deal scenario in the US/China trade dispute, we still expect the interest rate spread between EM and DM growth to widen marginally in 2019, owing principally to lower growth in the developed world. This has traditionally been positive for active and passive flows into EM.

In the short term, the key impact of the trade dispute is likely to come from a reduction in global trade and persistent uncertainty, leading to a deferral of investment and encouraging precautionary savings. In the extended trade negotiation scenario, we would expect Chinese policy makers to pick up the pace of easing, targeting higher broad credit growth and expending fiscal stimulus. If China stabilizes, we see scope for Europe to recover, which would pave the way for international currencies to outperform the US dollar.

As of April 30, 2019, the TCW Emerging Markets Income Fund (TGEIX) received an Overall Morningstar RatingTM of 5 Stars based on risk-adjusted returns among 230 Emerging Markets Bond Funds1 and ranked in the first quartile of its Morningstar Emerging Markets Bond peer group for year-to-date, 3-year, 7-year and 10-year time periods ended April 30, 20192. As of April 30, 2019, the TCW Emerging Markets Local Currency Income Fund (TGWIX) received an Overall Morningstar RatingTM of 4 Stars based on risk-adjusted returns among 67 EM Local-Currency Bond Funds1 and ranked in the first quartile of its Morningstar EM Local-Currency Bond peer group for the 3-year and 5-year time periods ended April 30, 20192.

We know that you have many choices when it comes to the management of your financial assets. On behalf of everyone at TCW, I would like to thank you for making the TCW Funds part of your long-term investment plan. We truly value our relationship with you. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

1

Letter to Shareholders (Continued)

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

1.    Morningstar Rating Disclosure:

©2019 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

The Morningstar RatingTM for funds, or “star rating,” is calculated for managed products (including mutual funds, variable annuity and variable life subaccounts, exchange-traded funds, closed-end funds, and separate accounts) with at least a three-year history. Exchange-traded funds and open-ended mutual funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product’s monthly excess performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Morningstar Overall Rating for a managed product is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns, and 50% 10-year rating/30% five-year rating/20% three-year rating for 120 or more months of total returns.

While the 10-year overall star rating formula seems to give the most weight to the 10-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods. The TCW Emerging Markets Income Fund, I Share was rated against the following numbers of Emerging Markets Bond funds over the following time periods: 230 funds (4 stars) in the last 3-years; 178 funds (4 stars) in the last 5-years, and 48 funds (5 stars) in the last 10-years, as of April 30, 2019. The TCW Emerging Markets Local Currency Income Fund, I Share was rated against the following numbers of EM Local-Currency Bond funds over the following time periods: 67 funds (4 stars) in the last 3-years; and 60 funds (4 stars) in the last 5-years, as of April 30, 2019. Past performance is no guarantee of future results.

2.    Morningstar Quartile Ranking Disclosure:

Morningstar Emerging Markets Bond Fund and EM Local-Currency Bond Universes — The universe of all funds in the category as defined by Morningstar as of April 30, 2019. For the Morningstar Emerging Markets Bond universe, the year-to-date period included 317 funds, the 3-year period included 239 funds, the 7-year period included 96 funds, and the 10-year period included 54 funds. For the Morningstar EM Local-Currency Bond Universe, the 3-year period included 67 funds and the 5-year period included 60 funds. The Morningstar percentile ranking is based on the fund’s total-return rank relative to all funds that have the same category for the same time period. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1. Percentile ranks within Categories are most useful in those categories that have a large number of funds. Morningstar total return includes both income and capital gains or losses and is not adjusted for sales charges. Past performance is not guarantee of future results.

2

TCW Funds, Inc.

Performance Summary (Unaudited)

	NAV	Six Months Return as of April 30, 2019	Total Return Annualized as of April 30, 2019 (1)					Inception Date
			1-Year	5-Year	10-Year	Since Inception
TCW Developing Markets Equity Fund
I Class	$10.11	8.14%	(12.38)%	N/A	N/A	0.81%		06/30/15
N Class	$10.11	8.14%	(12.31)%	N/A	N/A	0.81%		06/30/15
TCW Emerging Markets Income Fund
I Class	$8.16	7.96%	4.19%	4.27%	8.85%	9.10	% (2)	09/04/96	(3)
N Class	$10.50	7.81%	3.92%	3.97%	8.55%	7.57%		02/27/04
TCW Emerging Markets Local Currency Income Fund
I Class	$8.53	6.28%	(6.33)%	(0.55)%	N/A	0.85%		12/14/10
N Class	$8.51	6.16%	(6.45)%	(0.57)%	N/A	0.81%		12/14/10
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class	$11.10	8.45%	(4.10)%	3.63%	N/A	4.06%		06/28/13
N Class	$11.05	8.29%	(4.21)%	3.60%	N/A	3.96%		06/28/13
TCW International Small Cap Fund
I Class	$9.79	2.29%	(12.23)%	2.75%	N/A	1.38%		02/28/11
N Class	$9.79	2.19%	(12.31)%	2.71%	N/A	1.34%		02/28/11

(1)	Past performance is not indicative of future performance.
(2)

Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The limited partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

(3)	Inception date of the predecessor entity.

3

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

COMMON STOCK — 97.5% of Net Assets

Brazil — 5.3%

B3 S.A. — Brasil Bolsa Balcao	9,100	$79,360

Banco Bradesco S.A. (ADR)	6,960	63,057

CCR S.A.	16,500	48,828

Estacio Participacoes S.A.	3,300	22,706

Petroleo Brasileiro S.A. (SP ADR)	3,200	48,736

Vale S.A.(ADR)	2,900	37,062

Total Brazil

(Cost: $272,566)		299,749

Chile — 0.5% (Cost: $28,280)

Antofagasta PLC	2,318	27,548

China — 38.4%

58.Com, Inc. (ADR) (1)	1,200	86,148

Alibaba Group Holding, Ltd. (SP ADR) (China) (1)	1,384	256,829

Angang Steel Co., Ltd. — Class H	36,000	24,221

Anhui Conch Cement Co., Ltd. — Class H	4,500	27,465

Autohome, Inc. (ADR) (1)	600	69,294

BYD Electronic International Co., Ltd.	20,500	36,749

China Jinmao Holdings Group, Ltd.	54,000	35,009

China Maple Leaf Educational Systems, Ltd.	58,000	27,128

China National Building Material Co., Ltd. — Class H	34,000	31,642

CIFI Holdings Group Co., Ltd.	54,000	35,881

Cstone Pharmaceuticals (1)	21,500	37,654

Fosun International, Ltd.	18,500	28,736

Future Land Development Holdings, Ltd.	30,000	35,774

Galaxy Entertainment Group, Ltd.	15,000	112,330

Geely Automobile Holdings, Ltd.	12,000	24,171

Haitong Securities Co., Ltd. — Class H	73,200	94,398

Industrial & Commercial Bank of China, Ltd. — Class H	72,000	54,151

Kingboard Holdings, Ltd.	7,500	24,452

KWG Property Holding, Ltd.	28,500	33,424

Lenovo Group, Ltd.	36,000	33,358

Micron Technology, Inc. (1)	1,900	79,914

New Oriental Education & Technology Group (ADR) (1)	300	28,638

Pinduoduo, Inc. (ADR) (1)	1,800	40,014

Ping An Insurance Group Co. of China, Ltd. — Class H	11,150	134,957

Shanghai Industrial Holdings, Ltd.	12,000	28,223

Shanghai Tunnel Engineering Co., Ltd.	24,700	25,317

Shanxi Lu’an Environmental Energy Development Co., Ltd.	22,400	27,476

Shui On Land, Ltd.	111,500	27,166

Sino Biopharmaceutical, Ltd.	42,000	40,434

Sinopec Engineering Group Co., Ltd. — Class H	28,000	27,075

Sinotruk Hong Kong, Ltd.	15,000	32,560

Issues	Shares	Value

China (Continued)

Sunny Optical Technology Group Co., Ltd.	2,100	$25,688

Tencent Holdings, Ltd.	3,200	157,708

Weibo Corp. (SP ADR) (1)	1,200	82,200

Wisdom Education International Holdings Co., Ltd.	52,000	30,574

WuXi AppTec Co., Ltd. (1)	2,400	29,521

Wuxi Biologics, Inc. (1)	5,000	50,371

Xiamen C & D, 1Inc.	20,500	29,330

Yanzhou Coal Mining Co., Ltd. — Class H	28,000	29,891

Yuzhou Properties Co., Ltd.	46,000	24,311

Zhejiang Expressway Co., Ltd. Class H	24,000	25,740

Zhongsheng Group Holdings, Ltd.	28,000	73,655

Total China

(Cost: $1,800,303)		2,159,577

Egypt — 1.5% (Cost: $80,846)

Commercial International Bank Egypt SAE	19,377	86,507

France — 1.7% (Cost: $78,364)

Kering S.A.	159	94,014

Greece — 2.3%

Alpha Bank AE (1)	43,786	68,115

Motor Oil Hellas Corinth Refineries S.A.	1,095	27,906

Piraeus Bank S.A. (1)	17,580	35,809

Total Greece

(Cost: $121,075)		131,830

India — 2.9%

Avenue Supermarts, Ltd. (1)	2,736	50,744

Can Fin Homes, Ltd.	11,340	51,813

Reliance Industries, Ltd.	3,118	62,449

Total India

(Cost: $167,507)		165,006

Indonesia — 1.4% (Cost: $71,773)

Semen Indonesia Persero Tbk PT	83,900	79,645

Iraq — 0.5% (Cost: $28,254)

Gulf Keystone Petroleum, Ltd. (1)	8,325	27,603

Kenya — 2.1% (Cost: $103,864)

Safari.com, Ltd.	414,100	117,202

Poland — 0.9%

Jastrzebska Spolka Weglowa S.A. (1)	1,700	25,835

Telekomunikacja Polska S.A. (1)	20,727	26,756

Total Poland

(Cost: $56,796)		52,591

Russia — 3.8%

LUKOIL PJSC (SP ADR)	1,359	116,195

Sberbank of Russia	9,930	34,758

See accompanying notes to financial statements.

4

TCW Developing Markets Equity Fund

April 30, 2019

Issues	Shares	Value

Russia (Continued)

Yandex N.V. (1)	1,600	$59,888

Total Russia

(Cost: $167,339)		210,841

Slovenia — 0.2% (Cost: $13,073)

Nova Ljubljanska Banka dd (1)	1,005	13,606

South Africa — 6.9%

African Rainbow Minerals, Ltd.	1,136	13,502

Barloworld, Ltd.	3,060	27,274

Capitec Bank Holdings, Ltd.	645	60,139

Clicks Group, Ltd.	4,024	54,919

FirstRand, Ltd.	10,597	50,322

Mr Price Group, Ltd.	1,743	26,358

Naspers, Ltd. — N Shares	121	31,059

Sappi, Ltd.	5,261	25,020

Standard Bank Group, Ltd.	4,909	68,409

Telkom S.A .SOC, Ltd.	5,473	32,503

Total South Africa

(Cost: $354,464)		389,505

South Korea — 5.8%

CJ Corp.	255	26,081

Daelim Industrial Co., Ltd.	300	24,892

Doosan Bobcat, Inc.	1,015	27,832

Hyundai Department Store Co., Ltd	310	26,957

Korean Air Lines Co., Ltd.	1,000	28,400

Kumho Petrochemical Co., Ltd.	320	25,196

Posco Daewoo Corp.	1,735	27,202

Samsung Electronics Co., Ltd.	2,841	111,700

SK Holdings Co., Ltd.	116	25,510

Total South Korea

(Cost: $307,627)		323,770

Taiwan — 15.1%

Accton Technology Corp.	28,000	118,944

Acer, Inc.	43,000	29,229

Arcadyan Technology Corp.	9,000	24,961

ASPEED Technology, Inc.	1,000	20,824

Evergreen Marine Corp. Taiwan, Ltd.	68,000	29,853

Lanner Electronics, Inc.	11,000	27,692

Nanya Technology Corp.	14,000	29,732

Pou Chen Corp.	23,000	27,981

Powertech Technology, Inc. (1)	11,000	27,464

Taiwan Semiconductor Manufacturing Co., Ltd.	30,000	251,881

Taiwan Union Technology Corp.	24,000	87,613

United Microelectronics Corp.	74,000	32,268

Win Semiconductors Corp.	12,000	80,766

Winbond Electronics Corp.	57,000	29,686

Zhen Ding Technology Holding, Ltd.	9,000	32,199

Total Taiwan

(Cost: $758,049)		851,093

Issues	Shares	Value

Turkey — 1.3%

Ford Otomotiv Sanayi A.S.	3,350	$29,599

Koc Holding A.S.	7,955	21,588

Tupras Turkiye Petrol Rafinerileri A.S.	1,035	21,398

Total Turkey

(Cost: $82,767)		72,585

United Arab Emirates — 2.8%

DAMAC Properties Dubai Co. PJSC	75,896	25,566

Emaar Properties PJSC	20,615	27,013

NMC Health PLC	2,808	103,666

Total United Arab Emirates

(Cost: $110,374)		156,245

United States — 4.1%

Analog Devices, Inc.	300	34,872

Applied Materials, Inc.	1,400	61,698

MSCI, Inc.	200	45,076

Teradyne, Inc.	600	29,400

Xilinx, Inc.	500	60,070

Total United States

(Cost: $177,438)		231,116

Total Common Stock

(Cost: $4,780,759)		5,490,033

PREFERRED STOCK — 1.0%

Russia — 0.5% (Cost: $26,855)

Transneft PJSC, 4.86%	10	25,938

South Korea — 0.5% (Cost: $26,425)

LG Household & Health Care, Ltd. 0.71%	40	27,768

Total Preferred Stock

(Cost: $53,280)		53,706

RIGHTS — 0.0%

China — 0.0%

Haitong Securities, Strike Price CNY 1, 06/30/2019 (1)	2,614	—

Total Rights

(Cost: $0)		—

MONEY MARKET INVESTMENTS — 1.2%

State Street Institutional U.S. Government Money Market Fund — Premier Class 2.37%, (2)	69,799	69,799

Total Money Market Investments

(Cost: $69,799)		69,799

Total Investments (99.7%)

(Cost: $4,903,838)		5,613,538

Excess of Other Assets Over Liabilities (0.3%)		14,387

Total Net Assets (100.0%)		$5,627,925

See accompanying notes to financial statements.

5

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
PJSC	Private Joint-Stock Company.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2019.

See accompanying notes to financial statements.

6

TCW Developing Markets Equity Fund

Investments by Sector (Unaudited)	April 30, 2019

Sector	Percentage of Net Assets
Airlines	0.5%
Automobiles	1.0
Banks	8.6
Biotechnology	0.7
Capital Markets	3.9
Chemicals	0.4
Communications Equipment	3.7
Construction & Engineering	1.4
Construction Materials	2.5
Diversified Consumer Services	1.9
Diversified Financial Services	0.9
Diversified Telecommunication Services	1.1
Electronic Equipment, Instruments & Components	3.0
Food & Staples Retailing	1.9
Health Care Providers & Services	1.8
Hotels, Restaurants & Leisure	2.0
Industrial Conglomerates	2.3
Insurance	2.4
Interactive Media & Services	12.7
Internet & Direct Marketing Retail	0.7
Life Sciences Tools & Services	1.4
Machinery	1.1
Marine	0.5
Media	0.5
Metals & Mining	2.3
Multiline Retail	0.5
Oil, Gas & Consumable Fuels	6.9
Paper & Forest Products	0.4
Personal Products	0.5
Pharmaceuticals	0.7
Real Estate Management & Development	4.3
Semiconductors & Semiconductor Equipment	13.1
Specialty Retail	1.8
Technology Hardware, Storage & Peripherals	3.1
Textiles, Apparel & Luxury Goods	2.2
Thrifts & Mortgage Finance	0.9
Trading Companies & Distributors	1.5
Transportation Infrastructure	1.3
Wireless Telecommunication Services	2.1
Money Market Investments	1.2

Total	99.7%

See accompanying notes to financial statements.

7

TCW Developing Markets Equity Fund

Fair Valuation Summary (Unaudited)	April 30, 2019

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Airlines	$—	$28,400	$—	$28,400
Automobiles	—	53,770	—	53,770
Banks	136,803	347,749	—	484,552
Biotechnology	37,654	—	—	37,654
Capital Markets	124,436	94,398	—	218,834
Chemicals	—	25,196	—	25,196
Communications Equipment	—	208,346	—	208,346
Construction & Engineering	—	77,284	—	77,284
Construction Materials	—	138,752	—	138,752
Diversified Consumer Services	51,344	57,701	—	109,045
Diversified Financial Services	—	50,322	—	50,322
Diversified Telecommunication Services	—	59,259	—	59,259
Electronic Equipment, Instruments & Components	—	169,951	—	169,951
Food & Staples Retailing	54,919	50,745	—	105,664
Health Care Providers & Services	—	103,666	—	103,666
Hotels, Restaurants & Leisure	—	112,330	—	112,330
Industrial Conglomerates	21,588	108,549	—	130,137
Insurance	—	134,957	—	134,957
Interactive Media & Services	554,359	157,708	—	712,067
Internet & Direct Marketing Retail	40,014	—	—	40,014
Life Sciences Tools & Services	29,521	50,371	—	79,892
Machinery	—	60,392	—	60,392
Marine	—	29,853	—	29,853
Media	—	31,059	—	31,059
Metals & Mining	37,062	91,107	—	128,169
Multiline Retail	—	26,957	—	26,957
Oil, Gas & Consumable Fuels	192,837	168,816	—	361,653
Paper & Forest Products	25,020	—	—	25,020
Pharmaceuticals	—	40,434	—	40,434
Real Estate Management & Development	—	244,145	—	244,145
Semiconductors & Semiconductor Equipment	265,954	472,622	—	738,576
Specialty Retail	—	100,013	—	100,013
Technology Hardware, Storage & Peripherals	—	174,287	—	174,287
Textiles, Apparel & Luxury Goods	—	121,994	—	121,994
Thrifts & Mortgage Finance	—	51,813	—	51,813
Trading Companies & Distributors	—	83,806	—	83,806
Transportation Infrastructure	48,828	25,740	—	74,568
Wireless Telecommunication Services	117,202	—	—	117,202

Total Common Stock	1,737,541	3,752,492	—	5,490,033

Preferred Stock
Oil, Gas & Consumable Fuels	—	25,938	—	25,938
Personal Products	—	27,768	—	27,768

Total Preferred Stock	—	53,706	—	53,706

Rights
Capital Markets	—	—	—	—

Money Market Investments	69,799	—	—	69,799

Total Investments	$1,807,340	$3,806,198	$—	$5,613,538

See accompanying notes to financial statements.

8

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	April 30, 2019

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 94.4% of Net Assets

Angola — 1.9%

Angolan Government International Bond

8.25% (1)	05/09/28	$58,014,000	$60,877,107

9.38% (1)	05/08/48	44,060,000	47,437,199

Total Angola

(Cost: $110,955,662)			108,314,306

Argentina — 1.8%

Argentine Republic Government International Bond

3.75%	12/31/38	71,750,000	37,884,000

4.63%	01/11/23	82,963,000	61,423,316

Total Argentina

(Cost: $107,594,629)			99,307,316

Azerbaijan — 0.8%

Republic of Azerbaijan International Bond

3.50% (2)	09/01/32	38,300,000	34,363,526

Southern Gas Corridor CJSC

6.88% (2)	03/24/26	10,145,000	11,495,553

Total Azerbaijan

(Cost: $43,796,034)			45,859,079

Bahrain — 2.9%

Bahrain Government International Bond

6.75% (2)	09/20/29	64,615,000	68,730,975

7.00% (1)	10/12/28	37,480,000	40,602,084

7.50% (2)	09/20/47	19,775,000	21,190,890

Oil and Gas Holding Co. (The)

7.50% (1)	10/25/27	15,333,000	16,367,978

8.38% (1)	11/07/28	12,850,000	14,529,110

Total Bahrain

(Cost: $146,849,026)			161,421,037

Belarus — 0.2% (Cost: $12,800,000)

Development Bank of the Republic of Belarus JSC

6.75% (1)	05/02/24	12,800,000	12,887,360

Brazil — 5.5%

Andrade Gutierrez International S.A.

11.00% (1)	08/20/21	8,509,680	8,063,007

Banco BTG Pactual S.A.

7.75% (1)(3)	02/15/29	21,725,000	22,222,503

Banco do Brasil S.A.

6.25% (10 year U.S. Treasury Constant Maturity Rate + 4.398%) (2)(4)(5)	10/29/49	27,545,000	24,982,489

9.00% (10 year U.S. Treasury Constant Maturity Rate + 6.362%) (2)(4)(5)	06/29/49	22,597,000	24,144,556

Issues	Maturity Date	Principal Amount	Value

Brazil (Continued)

CSN Islands XII Corp.

7.00% (2)(5)	09/29/49	$20,188,000	$17,589,804

CSN Resources S.A.

7.63% (1)	04/17/26	25,925,000	25,940,555

GTL Trade Finance, Inc.

7.25% (2)	04/16/44	12,065,000	13,708,856

Klabin Austria GmbH

7.00% (1)	04/03/49	19,185,000	19,200,348

Light Servicos de Eletricidade S.A./Light Energia S.A.

7.25% (1)	05/03/23	12,110,000	12,335,064

MARB BondCo PLC

6.88% (1)	01/19/25	19,465,000	19,465,000

Petrobras Global Finance B.V.

5.75%	02/01/29	29,152,000	29,297,760

6.85%	06/05/15	31,405,000	30,835,627

6.90%	03/19/49	36,895,000	36,922,671

Suzano Austria GmbH

7.00% (1)	03/16/47	22,200,000	24,725,250

Total Brazil

(Cost: $294,918,317)			309,433,490

Chile — 0.8%

AES Gener S.A.

7.13% (1)(3)	03/26/79	16,683,000	17,496,296

Latam Finance, Ltd.

7.00% (1)	03/01/26	24,025,000	24,655,657

Total Chile

(Cost: $40,696,772)			42,151,953

China — 1.4%

China SCE Group Holdings, Ltd.

7.45% (2)	04/17/21	28,575,000	29,180,047

Country Garden Holdings Co. Ltd.

7.25% (2)	04/04/21	9,694,000	9,901,452

New Metro Global, Ltd.

6.50% (2)	04/23/21	26,380,000	26,591,040

Sunac China Holdings, Ltd.

7.88% (2)	02/15/22	13,500,000	13,819,788

Total China

(Cost: $78,272,897)			79,492,327

Colombia — 3.4%

Banco GNB Sudameris S.A.

6.50% (5 year U.S. Treasury Constant Maturity Rate + 4.561%) (1)(4)	04/03/27	19,871,000	20,755,955

Colombia Government International Bond

4.50%	03/15/29	23,445,000	24,746,199

5.00%	06/15/45	66,095,000	69,194,855

See accompanying notes to financial statements.

9

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Colombia (Continued)

Ecopetrol S.A.

5.88%	05/28/45	$50,515,000	$52,285,551

Gilex Holding SARL

8.50% (1)	05/02/23	2,890,000	3,067,735

Millicom International Cellular S.A.

6.25% (1)	03/25/29	17,125,000	17,681,563

Total Colombia

(Cost: $177,578,030)			187,731,858

Costa Rica — 2.0%

Autopistas del Sol S.A.

7.38% (1)	12/30/30	23,023,739	23,138,857

Costa Rica Government International Bond

4.38% (2)	04/30/25	31,685,000	29,720,530

7.00% (2)	04/04/44	25,679,000	24,800,778

7.16% (2)	03/12/45	36,139,000	35,286,120

Total Costa Rica

(Cost: $110,449,707)			112,946,285

Dominican Republic — 3.0%

Dominican Republic International Bond

5.50% (2)	01/27/25	10,880,000	11,274,400

5.95% (1)	01/25/27	52,403,000	55,416,172

6.00% (1)	07/19/28	60,145,000	63,562,740

6.85% (2)	01/27/45	35,291,000	37,937,825

Total Dominican Republic

(Cost: $159,680,699)			168,191,137

Ecuador — 2.3%

Ecuador Government International Bond

7.88% (1)	01/23/28	77,963,000	75,429,203

7.95% (2)	06/20/24	50,180,000	51,155,499

Total Ecuador

(Cost: $114,666,412)			126,584,702

Egypt — 4.0%

Egypt Government International Bond

6.59% (1)	02/21/28	66,048,000	64,231,680

7.60% (1)	03/01/29	89,300,000	90,282,300

8.70% (1)	03/01/49	66,897,000	69,174,508

Total Egypt

(Cost: $223,270,776)			223,688,488

El Salvador — 1.5%

AES El Salvador Trust III

6.75% (2)	03/28/23	12,800,000	12,464,000

El Salvador Government International Bond

5.88% (2)	01/30/25	36,605,000	35,839,956

7.63% (2)	02/01/41	19,050,000	19,636,740

Issues	Maturity Date	Principal Amount		Value

El Salvador (Continued)

7.65% (2)	06/15/35		$17,802,000	$18,533,662

Total El Salvador

(Cost: $85,018,927)				86,474,358

Ghana — 2.3%

Ghana Government International Bond

7.63% (2)	05/16/29		26,360,000	25,980,416

8.13% (1)	03/26/32		52,270,000	51,978,595

8.95% (1)	03/26/51		51,825,000	51,384,487

Total Ghana

(Cost: $129,247,716)				129,343,498

Honduras — 0.4% (Cost: $21,977,884)

Honduras Government International Bond

6.25% (2)	01/19/27		22,330,000	23,616,208

India — 1.4%

Azure Power Energy, Ltd.

5.50% (1)	11/03/22		14,667,000	14,565,443

Neerg Energy, Ltd.

6.00% (1)	02/13/22		18,042,000	17,890,447

Vedanta Resources Finance II PLC

9.25% (1)	04/23/26		13,030,000	13,124,468

Vedanta Resources PLC

6.13% (2)	08/09/24		35,969,000	32,598,705

Total India

(Cost: $77,641,647)				78,179,063

Indonesia — 5.1%

Freeport-McMoRan, Inc.

5.40%	11/14/34		16,895,000	15,952,259

Indika Energy Capital III Pte, Ltd.

5.88% (2)	11/09/24		16,200,000	15,328,440

Indonesia Asahan Aluminium Persero PT

6.53% (1)	11/15/28		19,188,000	21,874,320

6.76% (1)	11/15/48		60,187,000	69,258,878

Indonesia Treasury Bond

8.25%	05/15/29	IDR	369,415,000,000	26,766,385

Minejesa Capital BV

5.63% (1)	08/10/37		$47,985,000	47,649,009

Perusahaan Penerbit SBSN Indonesia III

4.15% (2)	03/29/27		64,095,000	65,314,087

Saka Energi Indonesia PT

4.45% (1)	05/05/24		20,535,000	20,344,189

Total Indonesia

(Cost: $272,609,639)				282,487,567

Iraq — 0.8% (Cost: $43,203,874)

Iraq International Bond

5.80% (2)	01/15/28		48,545,000	47,263,412

See accompanying notes to financial statements.

10

TCW Emerging Markets Income Fund

April 30, 2019

Issues	Maturity Date	Principal Amount	Value

Ivory Coast — 1.2% (Cost: $67,192,638)

Ivory Coast Government International Bond

6.13% (1)	06/15/33	$72,715,000	$66,406,174

Kazakhstan — 2.7%

Kazakhstan Temir Zholy National Co. JSC

4.85% (1)	11/17/27	35,605,000	37,075,486

KazMunayGas National Co. JSC

5.38% (1)	04/24/30	26,585,000	28,499,652

5.75% (1)	04/19/47	80,804,000	84,876,522

Total Kazakhstan

(Cost: $143,281,149)			150,451,660

Lebanon — 2.4%

Lebanon Government International Bond

6.00% (2)	01/27/23	47,909,000	41,620,944

6.10% (2)	10/04/22	40,610,000	35,891,930

6.65% (2)	04/22/24	67,782,000	58,292,520

Total Lebanon

(Cost: $134,792,324)			135,805,394

Mexico — 4.1%

Banco Mercantil del Norte S.A.

6.88% (5 year U.S. Treasury Constant Maturity Rate + 5.035%) (1)(4)(5)	12/31/99	17,405,000	17,923,669

Banco Mercantil del Norte S.A.

7.63% (10 year U.S. Treasury Constant Maturity Rate + 5.353%) (1)(4)(5)	12/31/99	15,126,000	15,639,830

Credito Real SAB de CV

9.50% (1)	02/07/26	8,200,000	8,880,600

Mexico Government International Bond

4.15%	03/28/27	19,865,000	20,162,975

Petroleos Mexicanos

5.35%	02/12/28	82,765,000	77,923,248

6.50%	01/23/29	52,255,000	52,255,000

6.63%	06/15/35	35,955,000	34,768,485

Total Mexico

(Cost: $223,693,794)			227,553,807

Mongolia — 0.8%

Development Bank of Mongolia LLC

7.25% (1)	10/23/23	26,115,000	26,762,391

Mongolia Government International Bond

5.13% (2)	12/05/22	20,973,000	20,655,133

Total Mongolia

(Cost: $45,554,394)			47,417,524

Issues	Maturity Date	Principal Amount	Value

Nigeria — 3.1%

IHS Netherlands Holdco BV

9.50% (2)	10/27/21	$16,185,000	$16,833,080

Nigeria Government International Bond

7.14% (1)	02/23/30	45,975,000	45,933,622

7.70% (1)	02/23/38	67,040,000	66,423,232

9.25% (1)	01/21/49	37,640,000	41,168,750

Total Nigeria

(Cost: $166,463,877)			170,358,684

Oman — 2.5%

Oman Government International Bond

5.63% (1)	01/17/28	78,840,000	75,242,925

Oman Sovereign Sukuk SAOC

5.93% (1)	10/31/25	62,080,000	63,202,717

Total Oman

(Cost: $134,988,764)			138,445,642

Pakistan — 0.6% (Cost: $31,282,823)

Pakistan Government International Bond

6.88% (2)	12/05/27	33,930,000	33,714,884

Panama — 2.5%

Aeropuerto Internacional de Tocumen S. A.

6.00% (1)	11/18/48	17,565,000	19,848,450

AES Panama SRL

6.00% (1)	06/25/22	18,534,000	19,125,235

Banistmo S.A.

3.65% (1)	09/19/22	9,140,000	9,087,902

C&W Senior Financing Designated Activity Co.

6.88% (1)	09/15/27	22,924,000	23,061,315

7.50% (1)	10/15/26	13,450,000	13,954,375

Global Bank Corp.

4.50% (2)	10/20/21	12,625,000	12,845,937

5.25% (1)(3)	04/16/29	29,215,000	29,726,262

Sable International Finance, Ltd.

5.75% (1)	09/07/27	9,800,000	9,738,750

Total Panama

(Cost: $131,915,519)			137,388,226

Paraguay — 1.0%

Paraguay Government International Bond

5.40% (1)	03/30/50	27,050,000	28,297,681

5.60% (2)	03/13/48	26,017,000	27,903,233

Total Paraguay

(Cost: $53,055,017)			56,200,914

Peru — 1.9%

Hunt Oil Co. of Peru LLC Sucursal Del Peru

6.38% (1)	06/01/28	12,759,000	13,971,041

Inkia Energy, Ltd.

5.88% (1)	11/09/27	16,705,000	16,815,253

See accompanying notes to financial statements.

11

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Peru (Continued)

Peru LNG SRL

5.38% (1)	03/22/30		$25,772,000	$27,168,842

Petroleos del Peru S.A.

4.75% (2)	06/19/32		16,250,000	16,565,250

5.63% (1)	06/19/47		14,135,000	14,961,898

Telefonica del Peru S.A.

7.38% (1)	04/10/27	PEN	54,860,000	16,894,660

Total Peru

(Cost: $101,880,551)				106,376,944

Qatar — 4.0%

Qatar Government International Bond

4.00% (1)	03/14/29		$131,604,000	137,657,784

4.82% (1)	03/14/49		19,860,000	21,374,325

5.10% (1)	04/23/48		55,340,000	61,961,984

Total Qatar

(Cost: $209,654,064)				220,994,093

Russia — 3.5%

Russian Federation Government Bond

4.25% (2)	06/23/27		45,200,000	45,606,800

4.38% (1)	03/21/29		33,800,000	34,040,284

4.75% (2)	05/27/26		36,200,000	37,647,566

5.10% (1)	03/28/35		74,200,000	76,945,400

Total Russia

(Cost: $187,214,220)				194,240,050

Saudi Arabia — 4.1%

Saudi Arabian Oil Co.

3.50% (1)	04/16/29		19,935,000	19,643,949

4.25% (1)	04/16/39		27,605,000	26,970,085

Saudi Government International Bond

4.50% (2)	10/26/46		184,300,000	182,287,075

Total Saudi Arabia

(Cost: $223,965,612)				228,901,109

Senegal — 1.5%

Senegal Government International Bond

6.25% (2)	05/23/33		49,407,000	47,739,514

6.75% (2)	03/13/48		36,540,000	33,792,557

Total Senegal

(Cost: $77,613,438)				81,532,071

South Africa — 3.7%

Eskom Holdings SOC, Ltd.

6.75% (2)	08/06/23		48,685,000	49,050,138

7.13% (2)	02/11/25		26,025,000	26,389,350

Petra Diamonds US Treasury PLC

7.25% (2)	05/01/22		17,500,000	17,106,250

Issues	Maturity Date	Principal Amount		Value

South Africa (Continued)

SASOL Financing USA LLC

5.88%	03/27/24		$14,205,000	$15,082,834

6.50%	09/27/28		29,920,000	32,795,312

South Africa Government Bond

4.30%	10/12/28		30,265,000	28,279,283

5.88%	06/22/30		38,000,000	38,900,600

Total South Africa

(Cost: $199,118,011)				207,603,767

Sri Lanka — 2.7%

Sri Lanka Government Bond

5.75% (1)	04/18/23		60,585,000	59,427,826

6.75% (2)	04/18/28		38,813,000	37,567,103

6.85% (1)	03/14/24		24,605,000	24,892,879

7.85% (1)	03/14/29		26,615,000	27,368,204

Total Sri Lanka

(Cost: $144,597,129)				149,256,012

Tanzania — 0.2% (Cost: $13,118,419)

HTA Group, Ltd.

9.13% (2)	03/08/22		12,829,000	13,435,016

Tunisia — 0.3% (Cost: $14,973,124)

Banque Centrale de Tunisie International Bond

6.75% (1)	10/31/23	EUR	13,275,000	15,014,915

Turkey — 4.1%

Petkim Petrokimya Holding AS

5.88% (1)	01/26/23		$14,400,000	13,325,760

Turk Telekomunikasyon AS

4.88% (2)	06/19/24		15,100,000	13,581,544

6.88% (1)	02/28/25		10,025,000	9,624,501

Turkcell Iletisim Hizmetleri AS

5.80% (1)	04/11/28		20,400,000	17,830,620

Turkey Government International Bond

5.75%	03/22/24		41,845,000	39,282,203

6.00%	03/25/27		91,415,000	82,549,116

7.63%	04/26/29		22,665,000	22,112,541

Turkiye Vakiflar Bankasi TAO

6.88% (USD 5 Year Swap rate + 5.439%) (2)(4)	02/03/25		15,775,000	14,197,500

Yapi ve Kredi Bankasi AS

8.25% (1)	10/15/24		16,475,000	15,797,136

Total Turkey

(Cost: $233,534,163)				228,300,921

Ukraine — 2.6%

Ukraine Government International Bond

7.75% (2)	09/01/22		51,555,000	50,719,809

7.75% (2)	09/01/23		64,198,000	62,143,664

See accompanying notes to financial statements.

12

TCW Emerging Markets Income Fund

April 30, 2019

Issues	Maturity Date	Principal Amount	Value

Ukraine (Continued)

8.99% (1)	02/01/24	$34,600,000	$34,669,373

Total Ukraine

(Cost: $146,946,921)			147,532,846

United Arab Emirates — 0.3% (Cost: $17,500,606)

DP World, Ltd.

5.63% (1)	09/25/48	18,070,000	19,129,806

Uruguay — 1.2%

Uruguay Government International Bond

4.38%	01/23/31	16,420,000	17,153,974

4.98%	04/20/55	47,850,000	49,476,900

Total Uruguay

(Cost: $62,593,139)			66,630,874

Venezuela — 1.0%

Venezuela Government International Bond

8.25% (6)	10/13/24	68,054,200	20,331,192

9.25% (6)	09/15/27	60,955,000	19,353,213

9.25% (6)	05/07/28	49,048,000	14,530,470

Total Venezuela

(Cost: $58,451,914)			54,214,875

Zambia — 0.9%

First Quantum Minerals, Ltd.

6.88% (1)	03/01/26	14,150,000	13,194,875

7.50% (1)	04/01/25	18,556,000	17,910,251

Zambia Government International Bond

8.50% (2)	04/14/24	10,365,000	7,253,344

8.97% (2)	07/30/27	16,100,000	11,251,485

Total Zambia

(Cost: $57,488,369)			49,609,955

Total Fixed Income Securities

(Cost: $5,132,098,627)			5,271,889,607

PURCHASED OPTIONS (7) (0.0%)

(Cost: $1,668,390)			447,346

Issues	Maturity Date	Principal Amount	Value

MONEY MARKET INVESTMENTS (5.8%)

State Street Institutional U.S. Government Money Market Fund — Premier Class (8)		$325,461,552	$325,461,552

Total Money Market Investments

(Cost: $325,461,552)			325,461,552

Total Investments (100.2%)

(Cost: $5,459,228,569)			5,597,798,505

Liabilities in Excess of Other Assets (-0.2%)			(10,658,910)

Total Net Assets (100.0%)			$5,587,139,595

Purchased Options — OTC (7)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount (000)	Market Value	Premiums Paid by Fund	Unrealized (Depreciation)
USD Put / ZAR Call	Goldman Sachs & Co.	ZAR	14	5/20/19	111,004	$111,004	$447,346	$1,668,390	$(1,221,044)

See accompanying notes to financial statements.

13

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (9)
Bank of America	COP	172,605,000,000	06/25/19	$55,500,000	$53,201,974	$(2,298,026)
Bank of America	RUB	1,735,198,020	05/06/19	26,267,000	26,858,067	591,067
Bank of America	SAR	10,559,508	05/20/19	2,813,693	2,815,569	1,876
Citibank N.A.	SAR	65,340,492	05/20/19	17,414,843	17,422,274	7,431
Citibank N.A.	SAR	69,663,299	04/06/20	18,493,045	18,558,417	65,372
Goldman Sachs & Co.	COP	163,859,455,500	05/06/19	52,530,000	50,634,062	(1,895,938)
Goldman Sachs & Co.	RUB	1,735,198,020	05/06/19	26,911,599	26,858,067	(53,532)
Standard Chartered Bank	IDR	395,038,000,000	06/24/19	27,800,000	27,535,208	(264,792)

				$227,730,180	$223,883,638	$(3,846,542)

SELL (10)
Bank of America	RUB	1,735,198,020	05/06/19	$26,911,599	$26,858,067	$53,532
Bank of America	SAR	10,559,508	05/20/19	2,782,479	2,815,569	(33,090)
Barclays Capital	COP	163,859,455,500	05/06/19	52,100,582	50,634,062	1,466,520
Citibank N.A.	SAR	65,340,492	05/20/19	17,217,521	17,422,275	(204,754)
Citibank N.A.	SAR	69,663,299	04/06/20	18,470,000	18,558,416	(88,416)
Goldman Sachs & Co.	RUB	1,735,198,020	05/06/19	25,925,564	26,858,066	(932,502)

				$143,407,745	$143,146,455	$261,290

Notes to the Schedule of Investments:

COP -	Colombian Peso.
EUR -	Euro Currency.
IDR -	Indonesian Rupiah.
PEN -	Peruvian Nuevo Sol.
RUB -	Russian Ruble.
SAR -	Saudi Riyal.
USD -	U.S. Dollar.
ZAR -	South African Rand.
OTC -	Over the Counter.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2019, the value of these securities amounted to $2,625,082,258 or 47.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2019, the value of these securities amounted to $1,696,541,380 or 30.4% of net assets.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2019.
(5)	Perpetual Maturity.
(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(7)	See options table for description of purchased options.
(8)	Rate disclosed is the 7-day net yield as of April 30, 2019.
(9)	Fund buys foreign currency, sells U.S. Dollar.
(10)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

14

TCW Emerging Markets Income Fund

Investments by Sector (Unaudited)	April 30, 2019

Sector	Percentage of Net Assets
Airlines	0.4%
Banks	3.9
Chemicals	1.1
Currency Options	0.0 *
Commercial Services	0.8
Diversified Financial Services	0.6
Electric	3.6
Energy-Alternate Sources	0.6
Engineering & Construction	0.8
Food	0.4
Foreign Government Bonds	61.2
Forest Products & Paper	0.4
Iron & Steel	1.0
Metal Fabricate & Hardware	0.2
Mining	3.6
Oil & Gas	10.2
Packaging & Containers	0.3
Pipelines	0.7
Real Estate	1.4
Telecommunications	2.5
Transportation	0.7
Money Market Investments	5.8

Total	100.2%

*	Amount rounds to less than 0.1%

See accompanying notes to financial statements.

15

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2019

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—	$24,655,656	$—	$24,655,656
Banks	—	216,071,247	—	216,071,247
Chemicals	—	61,203,906	—	61,203,906
Commercial Services	—	42,268,663	—	42,268,663
Diversified Financial Services	—	31,103,102	—	31,103,102
Electric	—	201,324,345	—	201,324,345
Energy-Alternate Sources	—	32,455,891	—	32,455,891
Engineering & Construction	—	43,239,897	—	43,239,897
Food	—	19,465,000	—	19,465,000
Foreign Government Bonds	—	3,364,816,560	54,214,875	3,419,031,435
Forest Products & Paper	—	24,725,250	—	24,725,250
Iron & Steel	—	57,239,216	—	57,239,216
Metal Fabricate & Hardware	—	13,435,016	—	13,435,016
Mining	—	201,020,006	—	201,020,006
Oil & Gas	—	571,018,014	—	571,018,014
Packaging & Containers	—	19,200,348	—	19,200,348
Pipelines	—	38,664,395	—	38,664,395
Real Estate	—	79,492,327	—	79,492,327
Telecommunications	—	139,200,407	—	139,200,407
Transportation	—	37,075,486	—	37,075,486

Total Fixed Income Securities	—	5,217,674,732	54,214,875	5,271,889,607

Currency Options	—	447,346	—	447,346
Money Market Investments	325,461,552	—	—	325,461,552

Total Investments	325,461,552	5,218,122,078	54,214,875	5,597,798,505

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	2,185,798	—	2,185,798

Total	$325,461,552	$5,220,307,876	$54,214,875	$5,599,984,303

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(5,771,050)	$—	$(5,771,050)

Total	$—	$(5,771,050)	$—	$(5,771,050)

See accompanying notes to financial statements.

16

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	April 30, 2019

Issues	Maturity Date	Principal Amount		Value

FIXED INCOME SECURITIES — 87.1% of Net Assets

Argentina — 0.5% (Cost: $1,386,098)

Argentina Treasury Bond BONCER

2.25%	04/28/20	ARS	26,400,000	$1,028,241

Brazil — 9.6%

Brazil Notas do Tesouro Nacional, Series F

10.00%	01/01/21	BRL	14,172,000	3,743,509

10.00%	01/01/23	BRL	41,585,000	11,106,926

10.00%	01/01/25	BRL	22,030,000	5,908,594

Total Brazil

(Cost: $19,615,704)				20,759,029

Chile — 2.4%

Bonos de la Tesoreria de la Republica

2.00%	03/01/35	CLP	2,987,514,360	4,772,589

Bonos del Banco Central de Chile en UF

3.00%	03/01/23	CLP	276,621,700	443,484

Total Chile

(Cost: $5,017,947)				5,216,073

Colombia — 9.4%

Colombian TES (Treasury) Bond, Series B

6.00%	04/28/28	COP	9,972,800,000	2,967,651

7.00%	05/04/22	COP	11,831,900,000	3,823,537

7.50%	08/26/26	COP	16,319,000,000	5,373,932

7.75%	09/18/30	COP	11,616,000,000	3,841,006

10.00%	07/24/24	COP	12,004,700,000	4,375,801

Total Colombia

(Cost: $20,875,110)				20,381,927

Egypt — 0.4% (Cost: $815,149)

Egypt Government Bond

15.16%	10/10/22	EGP	14,500,000	819,252

Indonesia — 9.8%

Indonesia Treasury Bond

6.63%	05/15/33	IDR	16,025,000,000	972,746

7.00%	05/15/22	IDR	8,382,000,000	587,093

7.00%	05/15/27	IDR	21,200,000,000	1,422,831

7.50%	08/15/32	IDR	53,928,000,000	3,563,032

8.25%	05/15/29	IDR	42,934,000,000	3,110,832

8.38%	03/15/24	IDR	42,234,000,000	3,093,150

8.38%	09/15/26	IDR	86,006,000,000	6,246,751

9.00%	03/15/29	IDR	28,498,000,000	2,149,849

Total Indonesia

(Cost: $20,821,956)				21,146,284

Malaysia — 6.0%

Malaysia Government Bond

3.48%	03/15/23	MYR	8,910,000	2,143,466

3.80%	08/17/23	MYR	11,228,000	2,732,794

Issues	Maturity Date	Principal Amount		Value

Malaysia (Continued)

3.90%	11/16/27	MYR	8,660,000	$2,099,283

3.91%	07/15/26	MYR	11,300,000	2,756,331

4.05%	09/30/21	MYR	5,220,000	1,280,791

4.18%	07/15/24	MYR	5,600,000	1,384,254

4.92%	07/06/48	MYR	2,000,000	507,099

Total Malaysia

(Cost: $12,658,713)				12,904,018

Mexico — 10.9%

Mexico Government Bond (BONOS)

5.75%	03/05/26	MXN	42,450,000	1,964,609

6.50%	06/09/22	MXN	50,100,000	2,529,374

7.50%	06/03/27	MXN	82,200,000	4,171,079

7.75%	05/29/31	MXN	41,000,000	2,073,396

7.75%	11/13/42	MXN	42,800,000	2,082,976

8.00%	12/07/23	MXN	78,540,000	4,137,791

10.00%	12/05/24	MXN	97,445,000	5,594,806

Petroleos Mexicanos

7.19% (1)	09/12/24	MXN	22,240,000	986,501

7.65% (1)	11/24/21	MXN	3,700,000	183,649

Total Mexico

(Cost: $23,548,184)				23,724,181

Peru — 4.8%

Alicorp SAA

6.88% (2)	04/17/27	PEN	1,726,000	530,495

Peruvian Government International Bond

6.15% (2)	08/12/32	PEN	8,050,000	2,564,841

6.35% (2)	08/12/28	PEN	6,650,000	2,189,778

6.95% (1)	08/12/31	PEN	7,671,000	2,619,341

Telefonica del Peru S.A.

7.38% (2)	04/10/27	PEN	8,450,000	2,602,258

Total Peru

(Cost: $9,789,494)				10,506,713

Philippines — 0.3% (Cost: $620,677)

Philippine Government Bond

5.50%	03/08/23	PHP	33,300,000	630,628

Poland — 4.0%

Poland Government Bond

2.50%	07/25/26	PLN	6,700,000	1,724,925

2.50%	07/25/27	PLN	27,414,000	6,981,507

Total Poland

(Cost: $8,827,036)				8,706,432

Romania — 2.0%

Romania Government Bond

4.25%	06/28/23	RON	11,705,000	2,761,250

5.85%	04/26/23	RON	6,340,000	1,584,552

Total Romania

(Cost: $4,446,698)				4,345,802

See accompanying notes to financial statements.

17

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Russia — 10.3%

Russian Federal Bond — OFZ

6.50%	02/28/24	RUB	186,000,000	$2,738,955

6.90%	05/23/29	RUB	303,500,000	4,356,507

7.00%	08/16/23	RUB	205,000,000	3,096,705

7.05%	01/19/28	RUB	119,600,000	1,754,806

7.10%	10/16/24	RUB	127,000,000	1,909,990

7.75%	09/16/26	RUB	84,000,000	1,292,360

8.15%	02/03/27	RUB	277,394,000	4,370,263

8.50%	09/17/31	RUB	170,200,000	2,719,906

Total Russia

(Cost: $21,495,080)				22,239,492

South Africa — 9.5%

South Africa Government Bond

7.75%	02/28/23	ZAR	22,600,000	1,579,053

8.00%	01/31/30	ZAR	49,154,200	3,171,172

8.50%	01/31/37	ZAR	63,560,000	3,998,145

8.75%	01/31/44	ZAR	86,265,000	5,447,429

8.75%	02/28/48	ZAR	76,900,000	4,860,343

8.88%	02/28/35	ZAR	22,600,000	1,487,829

Total South Africa

(Cost: $21,290,958)				20,543,971

Thailand — 3.1%

Thailand Government Bond

2.13%	12/17/26	THB	178,685,000	5,509,672

3.40%	06/17/36	THB	37,939,000	1,261,345

Total Thailand

(Cost: $6,415,859)				6,771,017

Turkey — 3.6%

Turkey Government Bond

8.50%	07/10/19	TRY	6,440,000	1,050,121

10.50%	08/11/27	TRY	3,079,044	334,236

10.70%	02/17/21	TRY	13,800,000	1,891,244

11.00%	03/02/22	TRY	5,386,250	681,828

11.00%	02/24/27	TRY	30,250,000	3,364,771

16.20%	06/14/23	TRY	3,050,000	430,970

Total Turkey

(Cost: $10,909,764)				7,753,170

Uruguay — 0.5%

Uruguay Government International Bond

3.70%	06/26/37	UYU	19,757,331	579,849

4.38%	12/15/28	UYU	15,924,718	488,898

Total Uruguay

(Cost: $1,129,193)				1,068,747

Total Fixed Income Securities

(Cost: $189,663,620)				188,544,977

PURCHASED OPTIONS (3) (0.0%)

(Cost: $65,531)				17,571

Issues		Shares		Value

MONEY MARKET INVESTMENTS — 3.4%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.37% (4)			7,383,548	$7,383,548

Total Money Market Investments

(Cost: $7,383,548)				7,383,548

	Maturity Date	Principal Amount

SHORT TERM INVESTMENTS — 7.5%

FOREIGN GOVERNMENT BONDS — 7.5%

Argentina — 0.4% (Cost: $1,137,243)

Argentina Treasury Bill

0.00% (5)	07/31/20	ARS	45,300,000	888,750

Egypt — 4.6%

Egypt Treasury Bills

0.00% (5)	05/07/19	EGP	8,150,000	472,750

0.00% (5)	05/14/19	EGP	54,000,000	3,122,895

0.00% (5)	06/04/19	EGP	2,000,000	114,512

0.00% (5)	07/02/19	EGP	34,200,000	1,932,847

0.00% (5)	07/16/19	EGP	60,900,000	3,419,748

0.00% (5)	07/30/19	EGP	17,150,000	956,850

Total Egypt

(Cost: $9,882,431)				10,019,602

Nigeria — 2.5%

Nigeria Treasury Bills

0.00% (5)	01/30/20	NGN	860,000,000	2,165,163

0.00% (5)	02/20/20	NGN	648,600,000	1,620,327

0.00% (5)	02/27/20	NGN	278,000,000	684,982

0.00% (5)	04/16/20	NGN	390,000,000	953,629

Total Nigeria

(Cost: $5,334,809)				5,424,101

Total Short Term Investments

(Cost: $16,354,483)				16,332,453

Total Investments (98.0%)

(Cost: $213,467,182)				212,278,549

Excess of Other Assets over Liabilities (2.0%)				4,287,063

Total Net Assets (100.0%)				$216,565,612

See accompanying notes to financial statements.

18

TCW Emerging Markets Local Currency Income Fund

April 30, 2019

Purchased Options — OTC (3)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount (000)	Market Value	Premiums Paid by Fund	Unrealized (Depreciation)
Currency Options
USD Put / ZAR Call	Goldman Sachs & Co.	ZAR	14	5/20/19	4,360	$4,360	$17,571	$65,531	$(47,960)

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (6)
Bank of America, N.A.	COP	10,080,352,000	06/11/19	$3,186,634	$3,109,152	$(77,482)
Bank of America, N.A.	CZK	132,522,975	06/18/19	5,850,000	5,798,414	(51,586)
Bank of America, N.A.	PHP	133,261,100	05/06/19	2,540,000	2,556,655	16,655
Bank of America, N.A.	PLN	12,838,350	05/13/19	3,361,000	3,354,414	(6,586)
Bank of America, N.A.	THB	281,261,575	06/28/19	8,825,000	8,821,217	(3,783)
Bank of America, N.A.	TRY	9,061,110	05/02/19	1,660,000	1,516,994	(143,006)
Barclays Bank PLC	CLP	2,869,528,800	07/03/19	4,288,000	4,221,044	(66,956)
Barclays Bank PLC	MYR	20,566,526	05/13/19	5,060,000	4,973,330	(86,670)
Barclays Bank PLC	PHP	178,948,290	05/06/19	3,417,000	3,433,178	16,178
BNP Paribas S.A.	CZK	49,345,200	06/18/19	2,160,000	2,159,051	(949)
BNP Paribas S.A.	HUF	1,266,439,440	06/11/19	4,476,000	4,395,049	(80,951)
BNP Paribas S.A.	PLN	48,652,183	05/13/19	12,730,000	12,711,881	(18,119)
BNP Paribas S.A.	TRY	17,470,250	05/02/19	3,160,000	2,924,837	(235,163)
BNP Paribas S.A.	ZAR	48,910,000	05/06/19	3,650,000	3,410,418	(239,582)
Goldman Sachs & Co.	HUF	1,575,454,860	06/11/19	5,670,000	5,467,455	(202,545)
Goldman Sachs & Co.	PLN	6,990,620	05/13/19	1,820,000	1,826,515	6,515
Goldman Sachs & Co.	RUB	122,406,000	05/15/19	1,840,000	1,892,161	52,161

				$73,693,634	$72,571,765	$(1,121,869)

SELL (7)
Bank of America, N.A.	COP	6,933,490,000	07/23/19	$2,180,000	$2,134,065	$45,935
Bank of America, N.A.	HUF	723,555,000	06/11/19	2,523,146	2,511,024	12,122
Bank of America, N.A.	PHP	246,715,640	05/06/19	4,659,530	4,733,316	(73,786)
Bank of America, N.A.	RUB	322,025,633	05/15/19	4,750,000	4,977,896	(227,896)
Bank of America, N.A.	ZAR	48,910,000	05/06/19	3,423,871	3,410,418	13,453
Barclays Bank PLC	COP	10,080,352,000	06/11/19	3,200,000	3,109,152	90,848
Barclays Bank PLC	COP	3,961,282,000	07/23/19	1,214,000	1,219,247	(5,247)
BNP Paribas S.A.	ARS	44,394,000	07/29/19	840,000	878,820	(38,820)
BNP Paribas S.A.	TRY	15,739,996	05/02/19	2,804,516	2,635,160	169,356
BNP Paribas S.A.	TRY	1,254,397	05/03/19	210,222	209,883	339
BNP Paribas S.A.	ZAR	15,897,750	08/05/19	1,100,000	1,096,589	3,411
Citibank N.A.	PLN	20,888,596	05/13/19	5,492,409	5,457,789	34,620
Citibank N.A.	TRY	10,791,364	05/02/19	1,927,704	1,806,670	121,034
Goldman Sachs & Co.	CLP	736,443,750	07/03/19	1,085,000	1,083,300	1,700
Goldman Sachs & Co.	MYR	20,566,527	05/13/19	5,038,943	4,973,330	65,613
Goldman Sachs & Co.	PHP	65,493,750	05/06/19	1,250,000	1,256,519	(6,519)

				$41,699,341	$41,493,178	$206,163

See accompanying notes to financial statements.

19

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

ARS -	Argentine Peso.
BRL -	Brazilian Real.
CLP -	Chilean Peso.
COP -	Colombian Peso.
CZK -	Czech Koruna.
EGP -	Egyptian Pound.
HUF -	Hungarian Forint.
IDR -	Indonesian Rupiah.
MXN -	Mexican Peso.
MYR -	Malaysian Ringgit.
NGN -	Nigeria Naira.
PEN -	Peruvian Nuevo Sol.
PHP -	Philippines Peso.
PLN -	Polish Zloty.
RON -	Romanian New Leu.
RUB -	Russian Ruble.
THB -	Thai Baht.
TRY -	Turkish New Lira.
USD -	U.S. Dollar.
UYU -	Uruguayan Peso.
ZAR -	South African Rand.
OTC -	Over the Counter.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2019, the value of these securities amounted to $3,789,491 or 1.8% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2019, the value of these securities amounted to $7,887,372 or 3.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	See options table for description of purchased options.
(4)	Rate disclosed is the 7-day net yield as of April 30, 2019.
(5)	Security is not accruing interest.
(6)	Fund buys foreign currency, sells U.S. Dollar.
(7)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

20

TCW Emerging Markets Local Currency Income Fund

Investments by Sector (Unaudited)	April 30, 2019

Sector	Percentage of Net Assets
Banks	0.2%
Currency Options	0.0 *
Food	0.3
Foreign Government Bonds	84.9
Oil & Gas	0.5
Short Term Investments	7.5
Telecommunications	1.2
Money Market Investments	3.4

Total	98.0%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

21

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2019

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$443,484	$—	$443,484
Food	—	530,496	—	530,496
Foreign Government Bonds	—	183,798,589	—	183,798,589
Oil & Gas	—	1,170,150	—	1,170,150
Telecommunications	—	2,602,258	—	2,602,258

Total Fixed Income Securities	—	188,544,977	—	188,544,977

Currency Options	—	17,571	—	17,571
Money Market Investments	7,383,548	—	—	7,383,548
Short-Term Investments	—	16,332,453	—	16,332,453

Total Investments	$7,383,548	$204,895,001	$—	$212,278,549

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	649,940	—	649,940

Total	$7,383,548	$205,544,941	$—	$212,928,489

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,565,646)	$—	$(1,565,646)

Total	$—	$(1,565,646)	$—	$(1,565,646)

See accompanying notes to financial statements.

22

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	April 30, 2019

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 40.2% of Net Assets

Angola — 0.8%

Angolan Government International Bond

8.25% (1)	05/09/28	$425,000	$445,975

9.38% (1)	05/08/48	425,000	457,576

Total Angola

(Cost: $845,974)			903,551

Argentina — 0.7%

Argentine Republic Government International Bond

3.75%	12/31/38	450,000	237,600

4.63%	01/11/23	820,000	607,103

Total Argentina

(Cost: $915,766)			844,703

Azerbaijan — 0.3% (Cost: $270,791)

Republic of Azerbaijan International Bond

3.50% (2)	09/01/32	325,000	291,597

Bahrain — 0.9%

Bahrain Government International Bond

6.75% (2)	09/20/29	600,000	638,220

7.00% (1)	10/12/28	355,000	384,572

Total Bahrain

(Cost: $903,006)			1,022,792

Belarus — 0.2% (Cost: $200,000)

Development Bank of the Republic of Belarus JSC

6.75% (1)	05/02/24	200,000	201,365

Brazil — 2.6%

Banco BTG Pactual S.A.

7.75% (1)(3)	02/15/29	200,000	204,580

Banco do Brasil S.A.

6.25% (U.S. 10-year Treasury Constant Maturity Rate + 4.398%) (2)(4)(5)	10/29/49	200,000	181,394

9.00% (U.S. 10-year Treasury Constant Maturity Rate + 6.362%) (2)(4)(5)	06/29/49	200,000	213,697

CSN Islands XII Corp.

7.00% (2)(5)	09/29/49	200,000	174,260

CSN Resources S.A.

7.63% (1)	04/17/26	250,000	250,150

GTL Trade Finance, Inc.

7.25% (2)	04/16/44	200,000	227,250

Klabin Austria GmbH

7.00% (1)	04/03/49	200,000	200,160

Light Servicos de Eletricidade S.A./Light Energia S.A.

7.25% (1)	05/03/23	200,000	203,717

MARB BondCo PLC

6.88% (1)	01/19/25	200,000	200,000

Issues	Maturity Date	Principal Amount	Value

Brazil (Continued)

Petrobras Global Finance B.V.

5.75%	02/01/29	$177,000	$177,885

6.85%	12/31/99	310,000	304,379

6.90%	03/19/49	325,000	325,244

Suzano Austria GmbH

7.00% (1)	03/16/47	200,000	222,750

Total Brazil

(Cost: $2,729,620)			2,885,466

Chile — 0.4%

AES Gener S.A.

7.13% (1)(3)	03/26/79	200,000	209,750

Latam Finance, Ltd.

7.00% (1)	03/01/26	200,000	205,250

Total Chile

(Cost: $402,818)			415,000

China — 0.7%

China SCE Group Holdings, Ltd.

7.45% (2)	04/17/21	200,000	204,235

Country Garden Holdings Co. Ltd.

7.25% (2)	04/04/21	200,000	204,280

New Metro Global, Ltd.

6.50% (2)	04/23/21	200,000	201,600

Sunac China Holdings, Ltd.

7.88% (2)	02/15/22	200,000	204,737

Total China

(Cost: $797,396)			814,852

Colombia — 1.2%

Colombia Government International Bond

5.00%	06/15/45	850,000	889,865

Ecopetrol S.A.

5.88%	05/28/45	280,000	289,814

Millicom International Cellular S.A.

6.25% (1)	03/25/29	200,000	206,500

Total Colombia

(Cost: $1,307,541)			1,386,179

Costa Rica — 1.0%

Autopistas del Sol S.A.

7.38% (1)	12/30/30	189,910	190,860

Costa Rica Government International Bond

4.38% (2)	04/30/25	200,000	187,600

7.00% (2)	04/04/44	400,000	386,320

7.16% (2)	03/12/45	400,000	390,560

Total Costa Rica

(Cost: $1,135,896)			1,155,340

See accompanying notes to financial statements.

23

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Dominican Republic — 1.2%

Dominican Republic International Bond

5.95% (1)	01/25/27	$295,000	$311,963

6.00% (1)	07/19/28	650,000	686,936

6.85% (2)	01/27/45	350,000	376,250

Total Dominican Republic

(Cost: $1,305,284)			1,375,149

Ecuador — 1.0%

Ecuador Government International Bond

7.88% (1)	01/23/28	800,000	774,000

7.95% (2)	06/20/24	350,000	356,804

Total Ecuador

(Cost: $1,046,019)			1,130,804

Egypt — 1.7%

Egypt Government International Bond

6.59% (1)	02/21/28	500,000	486,250

7.60% (1)	03/01/29	1,070,000	1,081,770

8.70% (1)	03/01/49	300,000	310,213

Total Egypt

(Cost: $1,870,092)			1,878,233

El Salvador — 0.6%

AES El Salvador Trust III

6.75% (2)	03/28/23	200,000	194,750

El Salvador Government International Bond

5.88% (2)	01/30/25	175,000	171,342

6.38% (2)	01/18/27	50,000	49,105

7.63% (2)	02/01/41	150,000	154,620

7.65% (2)	06/15/35	135,000	140,549

Total El Salvador

(Cost: $694,300)			710,366

Ghana — 1.1%

Ghana Government International Bond

7.63% (2)	05/16/29	200,000	197,120

8.13% (1)	03/26/32	400,000	397,770

8.95% (1)	03/26/51	600,000	594,900

Total Ghana

(Cost: $1,188,175)			1,189,790

Honduras — 0.1% (Cost: $146,344)

Honduras Government International Bond

6.25% (2)	01/19/27	150,000	158,640

India — 0.9%

Azure Power Energy, Ltd.

5.50% (1)	11/03/22	200,000	198,615

Neerg Energy, Ltd.

6.00% (1)	02/13/22	200,000	198,320

Issues	Maturity Date	Principal Amount		Value

India (Continued)

Vedanta Resources Finance II PLC

9.25% (1)	04/23/26		$200,000	$201,450

Vedanta Resources PLC

6.13% (2)	08/09/24		400,000	362,520

Total India

(Cost: $979,636)				960,905

Indonesia — 2.1%

Freeport-McMoRan, Inc.

5.40%	11/14/34		155,000	146,351

Indonesia Asahan Aluminium Persero PT

6.53% (1)	11/15/28		200,000	228,000

6.76% (1)	11/15/48		600,000	690,437

Indonesia Treasury Bond

8.25%	05/15/29	IDR	3,755,000,000	272,073

Minejesa Capital BV

5.63% (1)	08/10/37		$400,000	397,199

Perusahaan Penerbit SBSN Indonesia III

4.15% (2)	03/29/27		600,000	611,412

Total Indonesia

(Cost: $2,282,723)				2,345,472

Iraq — 0.2% (Cost: $227,489)

Iraq International Bond

5.80% (2)	01/15/28		250,000	243,400

Ivory Coast — 0.5% (Cost: $542,500)

Ivory Coast Government International Bond

6.13% (1)	06/15/33		600,000	547,943

Kazakhstan — 1.1%

Kazakhstan Temir Zholy National Co. JSC

4.85% (1)	11/17/27		400,000	416,520

KazMunayGas National Co. JSC

5.38% (1)	04/24/30		200,000	214,404

5.75% (1)	04/19/47		600,000	630,240

Total Kazakhstan

(Cost: $1,187,580)				1,261,164

Lebanon — 1.0%

Lebanon Government International Bond

6.00% (2)	01/27/23		435,000	377,906

6.10% (2)	10/04/22		345,000	304,918

6.65% (2)	04/22/24		578,000	497,080

Total Lebanon

(Cost: $1,173,137)				1,179,904

Mexico — 1.6%

Banco Mercantil del Norte S.A.

6.88% (5 year Treasury Constant Maturity Rate + 5.035%) (1)(4)(5)	12/31/99		200,000	205,960

See accompanying notes to financial statements.

24

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2019

Issues	Maturity Date	Principal Amount	Value

Mexico (Continued)

Banco Mercantil del Norte S.A.

7.63% (U.S. 10-year Treasury Constant Maturity Rate + 5.353%) (1)(4)(5)	12/31/99	$200,000	$206,794

Mexico Government International Bond

4.15%	03/28/27	250,000	253,750

Petroleos Mexicanos

5.35%	02/12/28	613,000	577,139

6.50%	01/23/29	270,000	270,000

6.63%	06/15/35	340,000	328,780

Total Mexico

(Cost: $1,793,971)			1,842,423

Mongolia — 0.4% (Cost: $393,730)

Development Bank of Mongolia LLC

7.25% (1)	10/23/23	400,000	409,916

Nigeria — 1.4%

IHS Netherlands Holdco BV

9.50% (2)	10/27/21	200,000	208,009

Nigeria Government International Bond

7.14% (1)	02/23/30	400,000	399,640

7.70% (1)	02/23/38	600,000	594,480

9.25% (1)	01/21/49	315,000	344,531

Total Nigeria

(Cost: $1,504,926)			1,546,660

Oman — 0.7%

Oman Government International Bond

5.63% (1)	01/17/28	400,000	381,750

Oman Sovereign Sukuk SAOC

5.93% (1)	10/31/25	450,000	458,138

Total Oman

(Cost: $820,438)			839,888

Pakistan — 0.2% (Cost: $182,588)

Pakistan Government International Bond

6.88% (2)	12/05/27	200,000	198,732

Panama — 1.4%

Aeropuerto Internacional de Tocumen S. A.

6.00% (1)	11/18/48	200,000	226,000

AES Panama SRL

6.00% (1)	06/25/22	200,000	206,380

C&W Senior Financing Designated Activity Co.

6.88% (1)	09/15/27	400,000	402,396

7.50% (1)	10/15/26	200,000	207,500

Global Bank Corp.

4.50% (2)	10/20/21	200,000	203,500

5.25% (1)(3)	04/16/29	270,000	274,725

Total Panama

(Cost: $1,463,933)			1,520,501

Issues	Maturity Date	Principal Amount		Value

Paraguay — 0.4% (Cost: $395,991)

Paraguay Government International Bond

5.60% (2)	03/13/48		$400,000	$429,000

Peru — 0.9%

Hunt Oil Co. of Peru LLC Sucursal Del Peru

6.38% (1)	06/01/28		200,000	218,999

Inkia Energy, Ltd.

5.88% (1)	11/09/27		200,000	201,320

Peru LNG SRL

5.38% (1)	03/22/30		200,000	210,840

Petroleos del Peru S.A.

5.63% (1)	06/19/47		200,000	211,700

Telefonica del Peru S.A.

7.38% (1)	04/10/27	PEN	475,000	146,281

Total Peru

(Cost: $940,635)				989,140

Qatar — 1.5%

Qatar Government International Bond

4.00% (1)	03/14/29		$1,450,000	1,516,700

4.82% (1)	03/14/49		200,000	215,250

Total Qatar

(Cost: $1,671,755)				1,731,950

Russia — 1.5%

Russian Federation Government Bond

4.25% (2)	06/23/27		400,000	403,600

4.38% (1)	03/21/29		400,000	402,843

5.10% (1)	03/28/35		600,000	622,200

Russian Foreign Bond — Eurobond

4.75% (2)	05/27/26		200,000	207,998

Total Russia

(Cost: $1,569,707)				1,636,641

Saudi Arabia — 1.6%

Saudi Arabian Oil Co.

3.50% (1)	04/16/29		200,000	197,080

4.38% (1)	04/16/49		250,000	244,000

Saudi Government International Bond

4.50% (2)	10/26/46		1,400,000	1,384,709

Total Saudi Arabia

(Cost: $1,796,822)				1,825,789

Senegal — 0.6%

Senegal Government International Bond

6.25% (2)	05/23/33		400,000	386,500

6.75% (2)	03/13/48		300,000	277,443

Total Senegal

(Cost: $631,843)				663,943

See accompanying notes to financial statements.

25

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

South Africa — 1.6%

Eskom Holdings SOC, Ltd.

6.75% (2)	08/06/23		$400,000	$403,000

7.13% (2)	02/11/25		400,000	405,600

Petra Diamonds US Treasury PLC

7.25% (2)	05/01/22		200,000	195,500

SASOL Financing USA LLC

5.88%	03/27/24		200,000	212,360

6.50%	09/27/28		200,000	219,220

South Africa Government Bond

5.88%	06/22/30		325,000	332,702

Total South Africa

(Cost: $1,694,890)				1,768,382

Sri Lanka — 1.0%

Sri Lanka Government Bond

5.75% (1)	04/18/23		500,000	490,450

7.85% (1)	03/14/29		600,000	616,980

Total Sri Lanka

(Cost: $1,080,635)				1,107,430

Tanzania — 0.2% (Cost: $204,926)

HTA Group, Ltd.

9.13% (2)	03/08/22		200,000	209,448

Tunisia — 0.2% (Cost: $197,386)

Banque Centrale de Tunisie International Bond

6.75% (1)	10/31/23	EUR	175,000	197,937

Turkey — 1.9%

Petkim Petrokimya Holding AS

5.88% (1)	01/26/23		$200,000	185,080

Turk Telekomunikasyon AS

4.88% (2)	06/19/24		200,000	179,888

Turkcell Iletisim Hizmetleri AS

5.80% (1)	04/11/28		200,000	174,810

Turkey Government International Bond

5.75%	03/22/24		200,000	187,751

6.00%	03/25/27		800,000	722,412

6.13%	10/24/28		325,000	292,216

Turkiye Vakiflar Bankasi TAO

6.88% (USD 5 Year Swap rate + 5.439%) (2)(4)	02/03/25		200,000	180,000

Yapi ve Kredi Bankasi AS

8.25% (1)	10/15/24		200,000	191,771

Total Turkey

(Cost: $2,177,716)				2,113,928

Ukraine — 1.2%

Ukraine Government International Bond

7.75% (2)	09/01/22		625,000	614,875

7.75% (2)	09/01/23		425,000	411,400

Issues	Maturity Date	Principal Amount	Value

Ukraine (Continued)

8.99% (1)	02/01/24	$325,000	$325,652

Total Ukraine

(Cost: $1,346,655)			1,351,927

Uruguay — 0.6%

Uruguay Government International Bond

4.38%	01/23/31	190,000	198,493

4.98%	04/20/55	500,000	517,000

Total Uruguay

(Cost: $673,454)			715,493

Venezuela — 0.5%

Venezuela Government International Bond

8.25% (2)(6)	10/13/24	557,300	166,493

9.25% (6)	09/15/27	550,000	174,625

9.25% (2)(6)	05/07/28	787,000	233,149

Total Venezuela

(Cost: $599,172)			574,267

Zambia — 0.5%

First Quantum Minerals, Ltd.

7.50% (1)	04/01/25	400,000	386,080

Zambia Government International Bond

8.50% (2)	04/14/24	200,000	139,958

Total Zambia

(Cost: $586,701)			526,038

Total Fixed Income Securities

(Cost: $43,879,961)			45,102,048

		Shares

PREFERRED STOCK — 0.6%

South Korea — 0.3% (Cost: $314,163)

LG Household & Health Care, Ltd., 0.72%		475	329,744

Russia — 0.3% (Cost: $322,258)

Transneft PJSC, 4.94%		120	311,256

Total Preferred Stock

(Cost: $636,421)			641,000

COMMON STOCK — 58.3%

Argentina — 0.4% (Cost: $291,950)

MercadoLibre, Inc. (7)		900	435,726

Brazil — 3.1%

B3 S.A. — Brasil Bolsa Balcao		104,700	913,073

Banco Bradesco S.A. (ADR)		80,400	728,424

CCR S.A.		189,000	559,302

Estacio Participacoes S.A.		36,300	249,762

Petroleo Brasileiro S.A. (SP ADR)		37,900	577,217

See accompanying notes to financial statements.

26

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2019

Issues	Shares	Value

Brazil (Continued)

Vale S.A. (7)	34,000	$434,520

Total Brazil

(Cost: $3,201,693)		3,462,298

Chile — 0.3% (Cost: $338,222)

Antofagasta PLC	27,724	329,488

China — 22.5%

58.Com, Inc. (ADR) (7)	17,700	1,270,683

Alibaba Group Holding, Ltd. (SP ADR) (7)	17,462	3,240,423

Angang Steel Co., Ltd. — Class H (7)	426,000	286,618

Anhui Conch Cement Co., Ltd. — Class H	55,000	335,684

Autohome, Inc. (ADR) (7)	7,100	819,979

BYD Electronic International Co., Ltd.	239,000	428,445

China Jinmao Holdings Group, Ltd.	630,000	408,442

China Maple Leaf Educational Systems, Ltd.	680,000	318,047

China National Building Material Co., Ltd. — Class H	402,000	374,119

CIFI Holdings Group Co., Ltd.	638,000	423,922

Cstone Pharmaceuticals (7)	249,000	436,085

Fosun International, Ltd.	210,500	326,966

Future Land Development Holdings, Ltd.	366,000	436,441

Galaxy Entertainment Group, Ltd.	185,000	1,385,402

Geely Automobile Holdings, Ltd.	152,000	306,163

Haitong Securities Co., Ltd. — Class H	1,024,400	1,321,061

Industrial & Commercial Bank of China, Ltd. — Class H	629,000	473,072

Kingboard Holdings, Ltd.	90,000	293,420

KWG Property Holding, Ltd.	328,500	385,256

Lenovo Group, Ltd.	426,000	394,732

Micron Technology, Inc. (7)	21,600	908,496

New Oriental Education & Technology Group (ADR) (7)	3,800	362,748

Pinduoduo, Inc. (ADR) (7)	21,400	475,722

Ping An Insurance Group Co. of China, Ltd. — Class H	122,150	1,478,471

Shanghai Industrial Holdings, Ltd.	133,000	312,800

Shanghai Tunnel Engineering Co., Ltd.	287,700	294,887

Shanxi Lu’an Environmental Energy Development Co., Ltd.	259,211	317,951

Shui On Land, Ltd.	1,298,000	316,252

Sino Biopharmaceutical, Ltd.	509,000	490,021

Sinopec Engineering Group Co., Ltd. — Class H (7)	328,000	317,160

Sinotruk Hong Kong, Ltd.	172,500	374,441

Tencent Holdings, Ltd.	29,912	1,474,179

Weibo Corp. (SP ADR) (7)	14,600	1,000,100

Wisdom Education International Holdings Co., Ltd.	622,000	365,714

WuXi AppTec Co., Ltd. — Class H (1)(7)	28,900	355,476

Wuxi Biologics, Inc. (1)(7)	60,500	609,491

Issues	Shares	Value

China (Continued)

Xiamen C & D, 1Inc.	238,112	$340,676

Yanzhou Coal Mining Co., Ltd. — Class H	324,000	345,881

Yuzhou Properties Co., Ltd.	534,000	282,223

Zhejiang Expressway Co., Ltd. Class H	280,000	300,304

Zhongsheng Group Holdings, Ltd.	326,500	858,875

Total China

(Cost: $21,554,768)		25,246,828

Egypt — 0.9% (Cost: $920,004)

Commercial International Bank Egypt SAE	220,127	982,744

France — 1.0% (Cost: $907,037)

Kering S.A.	1,835	1,084,998

Greece — 1.4%

Alpha Bank AE (7)	504,445	784,728

Motor Oil Hellas Corinth Refineries S.A.	12,655	322,509

Piraeus Bank S.A. (7)	204,140	415,822

Total Greece

(Cost: $1,398,075)		1,523,059

India — 1.7%

Avenue Supermarts, Ltd. (1)(7)	30,987	574,712

Can Fin Homes, Ltd.	132,124	603,685

Reliance Industries, Ltd.	35,752	716,057

Total India

(Cost: $1,925,606)		1,894,454

Indonesia — 0.8% (Cost: $838,387)

Semen Indonesia Persero Tbk PT	976,700	927,170

Iraq — 0.3% (Cost: $329,208)

Gulf Keystone Petroleum, Ltd. (7)	97,000	321,620

Kenya — 1.2% (Cost: $1,068,654)

Safari.com, Ltd.	4,605,700	1,303,543

Poland — 0.5%

Jastrzebska Spolka Weglowa S.A. (7)	19,900	302,422

Orange Polska S.A. (7)	240,814	310,861

Total Poland

(Cost: $662,351)		613,283

Russia — 2.1%

Lukoil PJSC (SP ADR)	15,051	1,286,860

Sberbank of Russia	108,170	378,628

Yandex N.V. (7)	17,600	658,768

Total Russia

(Cost: $1,844,660)		2,324,256

South Africa — 3.9%

African Rainbow Minerals, Ltd.	13,636	162,076

Barloworld, Ltd.	35,864	319,656

Capitec Bank Holdings, Ltd.	7,240	675,046

See accompanying notes to financial statements.

27

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

South Africa (Continued)

Clicks Group, Ltd.	45,289	$618,101

FirstRand, Ltd.	120,734	573,325

Mr Price Group, Ltd.	20,128	304,378

Naspers, Ltd. — N Shares	1,301	333,953

Sappi, Ltd.	60,852	289,399

Standard Bank Group, Ltd.	56,683	789,901

Telkom S.A .SOC, Ltd.	62,875	373,401

Total South Africa

(Cost: $4,071,599)		4,439,236

South Korea — 3.8%

CJ Corp.	2,937	300,390

Daelim Industrial Co., Ltd.	3,453	286,512

Doosan Bobcat, Inc.	11,815	323,977

Hyundai Department Store Co., Ltd	3,625	315,222

Korean Air Lines Co., Ltd.	11,250	319,504

Kumho Petrochemical Co., Ltd.	3,735	294,083

Posco Daewoo Corp.	20,165	316,152

Samsung Electronics Co., Ltd.	33,237	1,306,786

Shinsegae Co., Ltd.	1,651	481,101

SK Holdings Co., Ltd.	1,343	295,341

Total South Korea

(Cost: $3,956,419)		4,239,068

Taiwan — 9.5%

Accton Technology Corp.	328,000	1,393,349

Acer, Inc.	500,000	339,875

Arcadyan Technology Corp.	107,000	296,752

ASPEED Technology, Inc.	16,000	333,189

Evergreen Marine Corp. Taiwan, Ltd.	798,000	350,337

Lanner Electronics, Inc.	251,000	631,871

Largan Precision Co., Ltd.	5,000	750,612

Nanya Technology Corp.	163,000	346,170

Pou Chen Corp.	272,000	330,901

Powertech Technology, Inc. (7)	138,000	344,552

Taiwan Semiconductor Manufacturing Co., Ltd.	337,000	2,829,462

Taiwan Union Technology Corp.	291,000	1,062,310

United Microelectronics Corp.	860,000	375,001

Win Semiconductors Corp.	92,000	619,204

Winbond Electronics Corp.	664,000	345,820

Zhen Ding Technology Holding, Ltd.	106,000	379,232

Total Taiwan

(Cost: $9,585,709)		10,728,637

Issues	Shares	Value

Turkey — 0.7%

Ford Otomotiv Sanayi A.S.	38,940	$344,058

Koc Holding A.S.	92,122	250,000

Tupras Turkiye Petrol Rafinerileri A.S.	11,970	247,467

Total Turkey

(Cost: $959,282)		841,525

United Arab Emirates — 1.6%

DAMAC Properties Dubai Co. PJSC	881,747	297,021

Emaar Properties PJSC	239,508	313,844

NMC Health PLC	32,484	1,199,243

Total United Arab Emirates

(Cost: $1,405,699)		1,810,108

United States — 2.6%

Analog Devices, Inc.	3,200	371,968

Applied Materials, Inc.	16,100	709,527

MSCI, Inc.	2,700	608,526

Teradyne, Inc.	7,700	377,300

Xilinx, Inc.	7,400	889,036

Total United States

(Cost: $2,314,294)		2,956,357

Total Common Stock

(Cost: $57,573,617)		65,464,398

RIGHTS — 0.0%

China — 0.0%

Haitong Securities, Strike Price CNY 1, 06/30/2019 (7)	36,585	—

Total Rights

(Cost: $—)		—

MONEY MARKET INVESTMENTS — 0.5%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.37% (8)	616,299	616,299

Total Money Market Investments

(Cost: $616,299)		616,299

PURCHASED OPTIONS (9) (0.0%)

(Cost: $14,504)		3,889

Total Investments (99.6%)

(Cost: $102,720,802)		111,827,634

Excess of Other Assets over Liabilities (0.4%)		473,501

Total Net Assets (100.0%)		$112,301,135

See accompanying notes to financial statements.

28

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2019

Purchased Options — OTC (9)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount (000)	Market Value	Premiums Paid Fund	Unrealized Depreciation
Currency Options
USD Put / ZAR Call	Citibank N.A.	ZAR	14	5/20/19	965	$965	$3,889	$14,504	$(10,615)

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (10)
Bank of America	COP	1,508,350,000	06/25/19	$485,000	$464,918	$(20,082)
Bank of America	RUB	18,232,560	05/06/19	276,000	282,211	6,211
Bank of America	SAR	73,915	05/20/19	19,695	19,708	13
Citibank N.A.	SAR	457,385	05/20/19	121,904	121,956	52
Citibank N.A.	SAR	565,755	04/06/20	150,187	150,718	531
Goldman Sachs & Co.	COP	1,725,000,550	05/06/19	553,000	533,041	(19,959)
Goldman Sachs & Co.	RUB	18,232,560	05/06/19	282,773	282,211	(562)
Standard Chartered Bank	IDR	3,552,500,000	06/24/19	250,000	247,618	(2,382)

				$2,138,559	$2,102,381	$(36,178)

SELL (11)
Bank of America	RUB	18,232,560	05/06/19	$282,773	$282,211	$562
Bank of America	SAR	73,915	05/20/19	19,477	19,709	(232)
Barclays Capital	COP	1,725,000,550	05/06/19	548,480	533,041	15,439
Citibank N.A.	SAR	457,385	05/20/19	120,523	121,956	(1,433)
Citibank N.A.	SAR	565,755	04/06/20	150,000	150,719	(719)
Goldman Sachs & Co.	RUB	18,232,560	05/06/19	272,413	282,210	(9,797)

				$1,393,666	$1,389,846	$3,820

See accompanying notes to financial statements.

29

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

BRL -	Brazilian Real.
COP -	Colombian Peso.
EGP -	Egyptian Pound.
EUR -	Euro Currency.
IDR -	Indonesian Rupiah.
KES -	Kenyan Shilling.
PEN -	Peruvian Nuevo Sol.
RUB -	Russian Ruble.
SAR -	Saudi Riyal.
TRY -	Turkish New Lira.
ZAR -	South African Rand.
ADR -	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
OTC -	Over the Counter.
PJSC -	Private Joint-Stock Company.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2019, the value of these securities amounted to $24,563,997 or 21.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2019, the value of these securities amounted to $14,540,968 or 13.0% of net assets.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2019.
(5)	Perpetual Maturity.
(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(7)	Non-income producing security.
(8)	Rate disclosed is the 7-day net yield as of April 30, 2019.
(9)	See options table for description of purchased options.
(10)	Fund buys foreign currency, sells U.S. Dollar.
(11)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

30

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Sector (Unaudited)	April 30, 2019

Sector	Percentage of Net Assets
Airlines	0.5%
Apparel	1.3
Auto Manufacturers	0.9
Banks	6.4
Biotechnology	0.4
Building Materials	1.5
Chemicals	1.1
Coal	0.9
Commercial Services	2.1
Computers	0.6
Cosmetics/Personal Care	0.3
Currency Options	0.0 *
Distribution & Wholesale	0.3
Diversified Financial Services	3.3
Electric	2.0
Electronics	1.7
Energy-Alternate Sources	0.3
Engineering & Construction	0.7
Financial	0.0
Food	0.7
Foreign Government Bonds	25.2
Forest Products & Paper	0.4
Healthcare-Services	1.1
Holding Companies-Diversified	0.5
Insurance	1.6
Internet	8.6
Iron & Steel	1.2
Lodging	1.2
Machinery-Constr & Mining	0.3
Metal Fabricate & Hardware	0.2
Mining	2.4
Miscellaneous Manufacturers	0.7
Oil & Gas	6.9
Oil & Gas Services	0.3
Packaging & Containers	0.2
Pharmaceuticals	1.3
Pipelines	0.5
Real Estate	3.5
Retail	2.6
Semiconductors	8.7
Software	0.5
Telecommunications	5.2
Transportation	1.0
Money Market Investments	0.5

Total	99.6%

*	Amount rounds to less than 0.1%

See accompanying notes to financial statements.

31

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)

Country	Percentage of Net Assets
Angola	0.8%
Argentina	1.1
Azerbaijan	0.3
Bahrain	0.9
Belarus	0.2
Brazil	5.7
Chile	0.7
China	23.2
Colombia	1.2
Costa Rica	1.0
Dominican Republic	1.2
Ecuador	1.0
Egypt	2.5
El Salvador	0.6
France	1.0
Ghana	1.1
Greece	1.4
Honduras	0.1
India	2.5
Indonesia	2.9
Iraq	0.5
Ivory Coast	0.5
Kazakhstan	1.1
Kenya	1.2
Lebanon	1.1
Mexico	1.6
Mongolia	0.4
Nigeria	1.4
Oman	0.7
Pakistan	0.2
Panama	1.4
Paraguay	0.4
Peru	0.9
Poland	0.5
Qatar	1.5
Russia	3.8
Saudi Arabia	1.6
Senegal	0.6
South Africa	5.5
South Korea	4.1
Sri Lanka	1.0
Taiwan	9.6
Tanzania	0.2
Tunisia	0.2
Turkey	2.6
Ukraine	1.8
United Arab Emirates	1.6
United States	2.6
Uruguay	0.6
Venezuela	0.5
Zambia	0.5

Total	99.6%

See accompanying notes to financial statements.

32

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)	April 30, 2019

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—	$205,250	$—	$205,250
Banks	—	2,057,143	—	2,057,143
Chemicals	—	616,659	—	616,659
Commercial Services	—	190,860	—	190,860
Diversified Financial Services	—	204,580	—	204,580
Electric	—	2,221,716	—	2,221,716
Energy-Alternate Sources	—	396,935	—	396,935
Engineering & Construction	—	226,000	—	226,000
Food	—	200,000	—	200,000
Foreign Government Bonds	—	27,757,022	574,267	28,331,289
Forest Products & Paper	—	222,750	—	222,750
Iron & Steel	—	651,660	—	651,660
Metal Fabricate & Hardware	—	209,448	—	209,448
Mining	—	2,210,338	—	2,210,338
Oil & Gas	—	3,989,665	—	3,989,665
Packaging & Containers	—	200,160	—	200,160
Pipelines	—	210,840	—	210,840
Real Estate	—	814,852	—	814,852
Telecommunications	—	1,525,383	—	1,525,383
Transportation	—	416,520	—	416,520

Total Fixed Income Securities	—	44,527,781	574,267	45,102,048

Preferred Stock
Cosmetics/Personal Care	—	329,744	—	329,744
Pipelines	—	311,256	—	311,256

Total Preferred Stock	—	641,000	—	641,000

Common Stock
Airlines	—	319,504	—	319,504
Apparel	—	1,415,899	—	1,415,899
Auto Manufacturers	—	1,024,662	—	1,024,662
Banks	728,424	4,398,219	—	5,126,643
Biotechnology	436,085	—	—	436,085
Building Materials	—	1,636,973	—	1,636,973
Chemicals	—	587,503	—	587,503
Coal	—	966,255	—	966,255
Commercial Services	1,171,812	984,065	—	2,155,877
Computers	—	734,607	—	734,607
Distribution & Wholesale	—	316,152	—	316,152
Diversified Financial Services	1,588,120	1,924,747	—	3,512,867
Electronics	—	1,869,987	—	1,869,987
Engineering & Construction	—	581,399	—	581,399
Food	—	574,712	—	574,712
Forest Products & Paper	289,398	—	—	289,398
Healthcare-Services	—	1,199,243	—	1,199,243
Holding Companies — Diversified	250,000	300,390	—	550,390

See accompanying notes to financial statements.

33

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited) (Continued)	April 30, 2019

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Insurance	$—	$1,805,437	$—	$1,805,437
Internet	7,901,402	1,808,132	—	9,709,534
Iron & Steel	434,520	286,618	—	721,138
Lodging	—	1,385,402	—	1,385,402
Machinery-Constr & Mining	—	323,977	—	323,977
Mining	—	491,564	—	491,564
Miscellaneous Manufacturers	—	750,612	—	750,612
Oil & Gas Services	—	317,160	—	317,160
Oil & Gas	2,186,586	1,580,484	—	3,767,070
Pharmaceuticals	355,476	1,099,512	—	1,454,988
Real Estate	—	3,176,200	—	3,176,200
Retail	618,101	2,279,231	—	2,897,332
Semiconductors	3,256,327	6,500,185	—	9,756,512
Software	608,526	—	—	608,526
Telecommunications	1,303,543	3,006,234	—	4,309,777
Transportation	—	691,013	—	691,013

Total Common Stock	21,128,320	44,336,078	—	65,464,398

Rights
Capital Markets	—	—	—	—

Money Market Investments	616,299	—	—	616,299
Currency Options	—	3,889	—	3,889

Total Investments	$21,744,619	$89,508,748	$574,267	$111,827,634

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	22,808	—	22,808

Total	$21,744,619	$89,531,556	$574,267	$111,850,442

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(55,166)	$—	$(55,166)

Total	$—	$(55,166)	$—	$(55,166)

See accompanying notes to financial statements.

34

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	April 30, 2019

Issues	Shares	Value

COMMON STOCK — 96.0% of Net Assets

Australia — 4.8%

Altium, Ltd.	6,681	$159,416

Appen, Ltd.	7,395	132,260

Charter Hall Long Wale REIT	38,719	125,516

WiseTech Global, Ltd.	4,647	73,466

Total Australia

(Cost: $414,303)		490,658

Belgium — 1.9%

Orange Belgium S.A.	2,455	51,395

Umicore S.A.	1,055	40,909

Warehouses De Pauw CVA	683	102,416

Total Belgium

(Cost: $185,438)		194,720

Canada — 1.8%

Enerflex, Ltd.	1,700	23,417

First Quantum Minerals, Ltd.	4,600	48,387

Kelt Exploration, Ltd. (1)	5,900	24,298

NuVista Energy, Ltd. (1)	7,300	23,660

Osisko Mining, Inc. (1)	20,200	41,746

Parkland Fuel Corp.	800	24,556

Total Canada

(Cost: $204,726)		186,064

China — 10.3%

58.Com, Inc. (ADR) (1)	1,700	122,043

Baozun, Inc. (SP ADR) (1)	1,400	67,900

China Maple Leaf Educational Systems, Ltd.	205,255	96,001

CIFI Holdings Group Co., Ltd.	240,000	159,469

COFCO Meat Holdings, Ltd. (1)	123,000	50,349

Cstone Pharmaceuticals (1)	25,500	44,659

Haitong Securities Co., Ltd. — Class H	40,000	51,584

Melco International Development, Ltd.	69,000	169,541

Sichuan Swellfun Co., Ltd.	14,800	110,890

Wisdom Education International Holdings Co., Ltd.	94,000	55,269

Zhongsheng Group Holdings, Ltd.	44,840	117,954

Total China

(Cost: $968,202)		1,045,659

Denmark — 0.8%

Ambu A/S Class B	2,090	60,084

Genmab A/S (1)	146	24,218

Total Denmark

(Cost: $77,767)		84,302

Egypt — 0.5% (Cost: $52,044)

Commercial International Bank Egypt SAE	12,200	54,466

Issues	Shares	Value

Finland — 2.0%

Cramo OYJ	1,295	$27,212

Konecranes OYJ	2,655	110,890

Outokumpu OYJ	16,265	62,225

Total Finland

(Cost: $198,740)		200,327

France — 2.6%

Air France-KLM (1)	4,165	48,023

ALD S.A.	1,825	26,808

Cellectis S.A. (ADR) (1)	1,600	31,584

Innate Pharma S.A. (1)	2,918	19,153

Trigano S.A.	585	56,045

Worldline S.A. (1)	1,281	80,673

Total France

(Cost: $251,697)		262,286

Germany — 4.5%

AIXTRON SE (1)	5,255	60,793

InflaRx NV (1)	800	36,872

KION Group AG	1,896	130,326

MorphoSys AG (1)	525	52,170

Nemetschek SE	468	86,511

PATRIZIA Immobilien AG (1)	2,770	57,730

XING AG	80	29,721

Total Germany

(Cost: $378,217)		454,123

Greece — 2.3%

Alpha Bank AE (1)	87,675	136,389

Eurobank Ergasias S.A. (1)	62,074	51,966

Piraeus Bank S.A. (1)	24,602	50,113

Total Greece

(Cost: $237,285)		238,468

Iceland — 0.5% (Cost: $45,859)

Ossur HF	9,185	51,562

India — 1.2%

Manappuram Finance, Ltd.	34,038	57,590

Muthoot Finance, Ltd.	7,165	61,521

Total India

(Cost: $88,809)		119,111

Indonesia — 2.1%

Ace Hardware Indonesia Tbk PT	618,800	71,693

Semen Indonesia Persero Tbk PT	150,776	143,130

Total Indonesia

(Cost: $190,969)		214,823

Iraq — 0.8% (Cost: $79,517)

Gulf Keystone Petroleum, Ltd. (1)	23,435	77,703

See accompanying notes to financial statements.

35

TCW International Small Cap Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

Ireland — 1.0% (Cost: $75,989)

Keywords Studios PLC	4,989	$101,682

Israel — 0.2% (Cost: $23,095)

Radware, Ltd. (1)	900	23,481

Italy — 5.5%

Banco BPM SpA (1)	10,845	25,796

Falck Renewables SpA	23,691	84,702

FinecoBank Banca Fineco SpA	8,957	117,886

Hera SpA	15,194	54,043

Interpump Group SpA	1,715	64,440

Moncler SpA	4,500	184,866

Unione di Banche Italiane SpA	8,785	27,404

Total Italy

(Cost: $507,932)		559,137

Japan — 19.3%

Advantest Corp.	2,600	73,746

Anritsu Corp.	5,300	92,198

CYBERDYNE, Inc. (1)	8,200	51,684

Daifuku Co., Ltd.	2,100	129,217

Digital Arts, Inc.	600	51,817

Disco Corp.	400	69,231

Foster Electric Co., Ltd.	3,600	56,143

GLP J-REIT (1)	95	102,186

GMO Payment Gateway, Inc.	400	31,902

Infomart Corp.	8,100	117,871

Jafco Co., Ltd. (1)	1,400	53,008

Kyowa Exeo Corp.	3,800	103,958

Lasertec Corp.	2,300	104,529

M&A Capital Partners Co., Ltd. (1)	500	21,406

Mani, Inc.	1,100	63,573

Medical Data Vision Co., Ltd. (1)	5,100	46,416

Mitsubishi Logisnext Co., Ltd.	9,900	111,466

Mitsui Mining & Smelting Co., Ltd.	4,200	109,258

Monex Group, Inc.	6,500	19,803

Nabtesco Corp.	1,900	58,272

NET One Systems Co., Ltd.	2,600	67,518

NTN Corp.	33,400	110,267

OKUMA Corp.	900	53,028

SCSK Corp.	1,300	61,788

Shinko Electric Industries Co., Ltd.	3,300	29,128

Ship Healthcare Holdings, Inc.	1,200	49,378

Yaskawa Electric Corp.	3,500	130,321

Total Japan

(Cost: $1,691,674)		1,969,112

Netherlands — 4.5%

Argenx SE (1)	197	25,227

ASR Nederland NV	2,434	108,211

BE Semiconductor Industries NV	5,109	147,050

Issues	Shares	Value

Netherlands (Continued)

Flow Traders	1,829	$52,392

IMCD Group NV	1,605	129,667

Total Netherlands

(Cost: $408,396)		462,547

New Zealand — 0.7% (Cost: $67,295)

Genesis Energy, Ltd.	36,980	75,361

Norway — 2.2%

DNO ASA (1)	23,675	53,625

SpareBank 1 Nord Norge	6,630	50,414

Tomra Systems ASA	4,138	124,548

Total Norway

(Cost: $235,414)		228,587

Philippines — 1.7%

Bloomberry Resorts Corp.	447,700	109,498

International Container Terminal Services, Inc.	25,800	62,628

Total Philippines

(Cost: $153,670)		172,126

Portugal — 0.4% (Cost: $52,080)

Navigator Co. S.A. (The)	10,420	46,038

Russia — 0.6% (Cost: $44,328)

Evraz PLC	6,902	56,661

Spain — 2.1%

CIE Automotive S.A.	3,650	101,926

Talgo S.A. (1)	16,572	109,383

Total Spain

(Cost: $205,093)		211,309

Switzerland — 1.7%

Burckhardt Compression Holding AG	199	60,065

OC Oerlikon Corp. AG	3,831	50,065

VAT Group AG	483	60,029

Total Switzerland

(Cost: $151,207)		170,159

Taiwan — 4.7%

Accton Technology Corp.	35,000	148,681

ASPEED Technology, Inc.	2,000	41,649

Lanner Electronics, Inc.	37,000	93,144

Taiwan Union Technology Corp.	28,000	102,215

Win Semiconductors Corp.	14,000	94,227

Total Taiwan

(Cost: $445,782)		479,916

United Arab Emirates — 0.6% (Cost: $41,455)

NMC Health PLC	1,595	58,884

See accompanying notes to financial statements.

36

TCW International Small Cap Fund

April 30, 2019

Issues	Shares	Value

United Kingdom — 10.3%

Abcam PLC	3,436	$58,366

Bovis Homes Group PLC	2,115	30,657

Britvic PLC	4,333	51,713

Dechra Pharmaceuticals PLC	1,490	51,772

Fevertree Drinks PLC	2,163	88,911

Greene King PLC	14,898	124,736

Mitchells & Butlers PLC (1)	14,585	48,580

Morgan Advanced Materials PLC	14,649	53,357

Ocado Group PLC (1)	1,403	24,970

Petrofac, Ltd.	7,980	46,057

Quilter PLC	13,340	25,721

Redrow PLC	7,200	57,939

Renishaw PLC	1,810	106,861

Serco Group PLC (1)	31,250	50,761

Softcat PLC	6,345	75,189

Telecom Plus PLC	5,546	102,088

Weir Group PLC (The)	2,476	53,801

Total United Kingdom

(Cost: $975,319)		1,051,479

United States — 4.4%

Bruker Corp.	1,300	50,180

Burford Capital, Ltd.	9,872	211,174

FibroGen, Inc. (1)	1,800	84,114

Infinera Corp. (1)	9,900	42,966

Teradyne, Inc.	1,200	58,800

Total United States

(Cost: $399,426)		447,234

Total Common Stock

(Cost: $8,851,728)		9,787,985

PREFERRED STOCK — 1.2%

Brazil — 1.2%

Banco ABC Brasil S.A. 5.86%	14,180	69,818

Banco do Estado do Rio Grande do Sul S.A., Class B 8.21%	7,900	48,836

Total Brazil

(Cost: $105,386)		118,654

Total Preferred Stock

(Cost: $105,386)		118,654

Issues	Shares	Value

RIGHTS — 0.0%

China — 0.0%

Haitong Securities, Strike Price CNY 1, 06/30/2019 (1)	1,428	$—

Total Rights

(Cost: $0)		—

MONEY MARKET INVESTMENTS — 3.0%

State Street Institutional U.S. Government Money Market Fund — Premier Class 2.37% (2)	306,436	306,436

Total Money Market Investments

(Cost: $306,436)		306,436

Total Investments (100.2%)

(Cost: $9,263,550)		10,213,075

Liabilities in Excess of Other Assets (-0.2%)		(19,034)

Total Net Assets (100.0%)		$10,194,041

Notes to the Schedule of Investments:

ADR -	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
SP ADR -	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2019.

See accompanying notes to financial statements.

37

TCW International Small Cap Fund

Investments by Sector (Unaudited)

Sector	Percentage of Net Assets
Airlines	0.5%
Auto Components	1.0
Automobiles	0.5
Banks	5.7
Beverages	2.5
Biotechnology	3.2
Capital Markets	4.3
Chemicals	0.4
Commercial Services & Supplies	1.7
Communications Equipment	3.0
Construction & Engineering	1.0
Construction Materials	1.4
Consumer Finance	1.2
Diversified Consumer Services	1.5
Electric Utilities	0.7
Electronic Equipment, Instruments & Components	4.2
Energy Equipment & Services	0.7
Equity Real Estate	2.2
Food Products	0.5
Health Care Equipment & Supplies	2.2
Health Care Providers & Services	1.1
Health Care Technology	0.5
Hotels, Restaurants & Leisure	4.5
Household Durables	1.4
Independent Power and Renewable Electricity Producers	0.8
Insurance	1.1
Interactive Media & Services	3.3
Internet & Direct Marketing Retail	0.2
IT Services	5.4
Leisure Products	0.5
Life Sciences Tools & Services	1.0
Machinery	11.3
Metals & Mining	3.1
Multi-Utilities	1.5
Oil, Gas & Consumable Fuels	2.0
Paper & Forest Products	0.5
Pharmaceuticals	0.5
Real Estate	0.6
Real Estate Management & Development	1.6
REIT	1.0
Road & Rail	0.3
Semiconductors & Semiconductor Equipment	6.7
Software	3.6
Specialty Retail	1.9
Textiles, Apparel & Luxury Goods	1.8
Trading Companies & Distributors	1.5
Transportation Infrastructure	0.6
Wireless Telecommunication Services	0.5
Money Market Investments	3.0

Total	100.2%

See accompanying notes to financial statements.

38

TCW International Small Cap Fund

Fair Valuation Summary (Unaudited)	April 30, 2019

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Airlines	$—	$48,023	$—	$48,023
Auto Components	—	101,926	—	101,926
Banks	—	514,435	—	514,435
Beverages	—	251,514	—	251,514
Biotechnology	279,813	44,379	—	324,192
Capital Markets	52,392	382,695	—	435,087
Chemicals	—	40,909	—	40,909
Commercial Services & Supplies	50,761	124,548	—	175,309
Communications Equipment	66,447	241,825	—	308,272
Construction & Engineering	—	103,958	—	103,958
Construction Materials	—	143,130	—	143,130
Consumer Finance	—	119,111	—	119,111
Diversified Consumer Services	—	151,270	—	151,270
Electric Utilities	—	75,361	—	75,361
Electronic Equipment, Instruments & Components	—	431,595	—	431,595
Energy Equipment & Services	23,417	46,057	—	69,474
Equity Real Estate	102,416	125,516	—	227,932
Food Products	—	50,349	—	50,349
Health Care Equipment & Supplies	—	226,903	—	226,903
Health Care Providers & Services	—	108,263	—	108,263
Health Care Technology	—	46,416	—	46,416
Hotels, Restaurants & Leisure	48,580	403,775	—	452,355
Household Durables	—	144,739	—	144,739
IT Services	—	551,013	—	551,013
Independent Power and Renewable Electricity Producers	—	84,702	—	84,702
Insurance	—	108,212	—	108,212
Interactive Media & Services	219,664	117,870	—	337,534
Internet & Direct Marketing Retail	—	24,970	—	24,970
Leisure Products	—	56,045	—	56,045
Life Sciences Tools & Services	50,180	52,170	—	102,350
Machinery	53,358	1,101,249	—	1,154,607
Metals & Mining	90,132	228,144	—	318,276
Multi-Utilities	102,088	54,044	—	156,132
Oil, Gas & Consumable Fuels	72,514	131,328	—	203,842
Paper & Forest Products	—	46,038	—	46,038
Pharmaceuticals	51,772	—	—	51,772
REIT	102,186	—	—	102,186
Real Estate Management & Development	—	159,469	—	159,469
Real Estate	—	57,730	—	57,730
Road & Rail	—	26,808	—	26,808
Semiconductors & Semiconductor Equipment	58,800	620,352	—	679,152
Software	—	371,209	—	371,209
Specialty Retail	—	189,647	—	189,647
Textiles, Apparel & Luxury Goods	—	184,866	—	184,866
Trading Companies & Distributors	27,212	129,667	—	156,879
Transportation Infrastructure	62,628	—	—	62,628
Wireless Telecommunication Services	51,395	—	—	51,395

Total Common Stock	1,565,755	8,222,230	—	9,787,985

See accompanying notes to financial statements.

39

TCW International Small Cap Fund

Fair Valuation Summary (Unaudited) (Continued)	April 30, 2019

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Stock
Automobiles	$48,836	$—	$—	$48,836
Banks	69,818	—	—	69,818

Total Preferred Stock	118,654	—	—	118,654

Rights
Capital Markets	—	—	—	—
Money Market Investments	306,436	—	—	306,436

Total Investments	$1,990,845	$8,222,230	$—	$10,213,075

See accompanying notes to financial statements.

40

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2019

	TCW Developing Markets Equity Fund		TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund	TCW Emerging Markets Multi-Asset Opportunities Fund		TCW International Small Cap Fund
	Dollar Amounts in Thousands (Except Per Share Amounts)
ASSETS
Investments, at Value (1)	$5,614		$5,597,799		$212,278	$111,828		$10,214
Foreign Currency, at Value (2)	—	(3)	—	(3)	285	—	(3)	1
Cash	—		1,841		—	—		—
Receivable for Securities Sold	45		67,413		2,703	838		120
Receivable for Fund Shares Sold	—		39,026		670	84		—
Interest and Dividends Receivable	2		67,298		4,189	636		35
Foreign Tax Reclaims Receivable	—	(3)	—		—	3		7
Receivable from Investment Advisor	24		29		77	35		21
Unrealized Appreciation on Open Forward Foreign Currency Contracts	—		2,186		650	23		—
Cash Collateral Held for Brokers	—		6,530		870	—		—
Prepaid Expenses	10		72		39	31		15

Total Assets	5,695		5,782,194		221,761	113,478		10,413

LIABILITIES
Distributions Payable	—		9,475		—	—		—
Payable for Securities Purchased	—		163,534		2,429	721		129
Payable for Fund Shares Redeemed	—		9,281		681	99		—
Accrued Capital Gain Withholding Taxes	—		—		34	—		—
Accrued Directors’ Fees and Expenses	10		10		10	10		10
Accrued Management Fees	4		3,656		143	90		7
Accrued Distribution Fees	—	(3)	74		9	12		1
Collateral Pledged by Brokers	—		1,700		—	—		—
Unrealized Depreciation on Open Forward Foreign Currency Contracts	—		5,771		1,566	55		—
Other Accrued Expenses	53		1,553		323	190		72

Total Liabilities	67		195,054		5,195	1,177		219

NET ASSETS	$5,628		$5,587,140		$216,566	$112,301		$10,194

See accompanying notes to financial statements.

41

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited) (Continued)	April 30, 2019

	TCW Developing Markets Equity Fund	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund	TCW Emerging Markets Multi-Asset Opportunities Fund	TCW International Small Cap Fund
	Dollar Amounts in Thousands (Except Per Share Amounts)
NET ASSETS CONSIST OF:
Paid-in Capital	$5,558	$6,251,009	$255,560	$111,873	$11,592
Accumulated Earnings (Loss)	70	(663,869)	(38,994)	428	(1,398)

NET ASSETS	$5,628	$5,587,140	$216,566	$112,301	$10,194

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$4,058	$5,252,419	$182,404	$99,463	$7,073

N Class Share	$1,570	$334,721	$34,162	$12,838	$3,121

CAPITAL SHARES OUTSTANDING: (4)
I Class Share	401,265	643,855,149	21,395,093	8,960,294	722,695

N Class Share	155,348	31,863,440	4,012,415	1,162,314	318,811

NET ASSET VALUE PER SHARE: (5)
I Class Share	$10.11	$8.16	$8.53	$11.10	$9.79

N Class Share	$10.11	$10.50	$8.51	$11.05	$9.79

(1)

The identified cost for the TCW Developing Markets Equity Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund and the TCW International Small Cap Fund at April 30, 2019 was $4,904, $5,459,229, $213,467, $102,721 and $9,264, respectively.

(2)

The identified cost for the TCW Developing Markets Equity Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund and the TCW International Small Cap Fund at April 30, 2019 was $0, $0, $284, $0 and $1, respectively.

(3)	Amount rounds to less than $1.
(4)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class and N Class shares.
(5)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

42

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2019

	TCW Developing Markets Equity Fund	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund		TCW Emerging Markets Multi-Asset Opportunities Fund	TCW International Small Cap Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$30 (1)	$—	$—		$315 (1)	$115 (1)
Interest	—	169,550 (2)	11,235	(2)	1,789 (2)	—

Total	30	169,550	11,235		2,104	115

Expenses:
Management Fees	21	19,247	1,092		518	38
Accounting Services Fees	— (3)	172	5		2	1
Administration Fees	4	87	6		6	5
Transfer Agent Fees:
I Class	3	1,140	67		8	9
N Class	3	149	27		42	3
Custodian Fees	25	260	192		99	26
Professional Fees	13	63	22		26	24
Directors’ Fees and Expenses	21	21	21		21	21
Registration Fees:
I Class	10	76	21		11	14
N Class	10	22	20		14	14
Distribution Fees:
N Class	2	414	54		85	4
Shareholder Reporting Expense	1	7	2		2	1
Other	19	338	30		14	10

Total	132	21,996	1,559		848	170

Less Expenses Borne by Investment Advisor:
I Class	64	—	136		58	71
N Class	34	147	106		136	40

Net Expenses	34	21,849	1,317		654	59

Net Investment Income (Loss)	(4)	147,701	9,918		1,450	56

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized (Loss) on:
Investments	(68)	(2,032)	(9,178	) (4)	(1,384)	(754)
Foreign Currency	(6)	(163)	(73)		(66)	(12)
Foreign Currency Forward Contracts	—	(4,890)	(1,174)		(55)	4
Options Written	—	—	97		—	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	501	257,872	18,616	(5)	9,031	923
Foreign Currency	—	7	57		(4)	1
Foreign Currency Forward Contracts	—	2,878	1,379		49	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	427	253,672	9,724		7,571	162

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$423	$401,373	$19,642		$9,021	$218

(1)

Net of foreign taxes withheld of $4, $40 and $11 for the TCW Developing Markets Equity Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund and the TCW International Small Cap Fund, respectively.

(2)

Net of foreign taxes withheld of $314, $332 and $3 for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund, respectively.

(3)	Amount rounds to less than $1.
(4)	Net of capital gain withholding taxes of $24 for the TCW Emerging Markets Local Currency Income Fund.
(5)	Net of capital gain withholding taxes of $34 for the TCW Emerging Markets Local Currency Income Fund.

See accompanying notes to financial statements.

43

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Developing Markets Equity Fund		TCW Emerging Markets Income Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$(4)	$32	$147,701	$207,167
Net Realized Gain (Loss) on Investments, Swap Contracts, Options Written and Foreign Currency Transactions	(74)	206	(7,085)	(201,928)
Change in Unrealized Appreciation (Depreciation) on Investments, Swap Contracts, Options Written and Foreign Currency Transactions	501	(1,201)	260,757	(207,956)

Increase (Decrease) in Net Assets Resulting from Operations	423	(963)	401,373	(202,717)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(22)	(32)	(143,361)	(172,717)

NET CAPITAL SHARE TRANSACTIONS
I Class	18	28	644,890	1,660,755
N Class	(9)	30	(23,878)	(127,753)

Increase in Net Assets Resulting from Net Capital Shares Transactions	9	58	621,012	1,533,002

Increase (Decrease) in Net Assets	410	(937)	879,024	1,157,568
NET ASSETS
Beginning of Period	5,218	6,155	4,708,116	3,550,548

End of Period	$5,628	$5,218	$5,587,140	$4,708,116

See accompanying notes to financial statements.

44

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Emerging Markets Local Currency Income Fund		TCW Emerging Markets Multi-Asset Opportunities Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$9,918	$17,882	$1,450	$2,339
Net Realized Loss on Investments, Swap Contracts, Options Written and Foreign Currency Transactions	(10,328)	(20,967)	(1,505)	(4,647)
Change in Unrealized Appreciation (Depreciation) on Investments, Swap Contracts, Options Written and Foreign Currency Transactions	20,052	(23,416)	9,076	(10,379)

Increase (Decrease) in Net Assets Resulting from Operations	19,642	(26,501)	9,021	(12,687)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(4,591)	(6,699)	(1,629)	(2,016)
Return of Capital	—	(9,233)	—	—

Total Distributions to Shareholders	(4,591)	(15,932)	(1,629)	(2,016)

NET CAPITAL SHARE TRANSACTIONS
I Class	(95,138)	161,521	54,149	6,781
N Class	(15,765)	20,455	(67,255)	43,832

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(110,903)	181,976	(13,106)	50,613

Increase (Decrease) in Net Assets	(95,852)	139,543	(5,714)	35,910
NET ASSETS
Beginning of Period	312,418	172,875	118,015	82,105

End of Period	$216,566	$312,418	$112,301	$118,015

See accompanying notes to financial statements.

45

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW International Small Cap Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$56	$28
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(762)	350
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	924	(1,340)

Increase (Decrease) in Net Assets Resulting from Operations	218	(962)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(41)	—

NET CAPITAL SHARE TRANSACTIONS
I Class	348	916
N Class	(126)	(98)

Increase in Net Assets Resulting from Net Capital Shares Transactions	222	818

Increase (Decrease) in Net Assets	399	(144)
NET ASSETS
Beginning of Period	9,795	9,939

End of Period	$10,194	$9,795

See accompanying notes to financial statements.

46

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2019

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that currently offers 19 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing at least 80% of the value of its net assets in debt securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries.
Non-Diversified Fixed Income Fund

TCW Emerging Markets Local Currency Income Fund	Seeks to provide high total return from current income and capital appreciation through investment in debt securities denominated in the local currencies of various emerging market countries; invests at least 80% of the value of its net assets in debt securities issued or guaranteed by companies and government entities in emerging market countries denominated in the local currencies of the issuer and in derivative instruments that provide investment exposure to such securities.
Diversified International Equity Funds

TCW International Small Cap Fund	Seeks long-term capital appreciation by investing at least 80% of its net assets in equity securities of small capitalization companies that are domiciled outside the United States or whose primary business operations are outside the United States.

TCW Developing Markets Equity Fund	Seeks long-term capital appreciation by investing at least 80% of the value of its net assets in equity securities issued by companies and financial institutions domiciled or with primary business operations in, or with the majority of their net assets in or revenues or net income deriving from, developing market countries.
Diversified Balanced Fund

TCW Emerging Markets Multi-Asset Opportunities Fund	Seeks current income and long term capital appreciation by investing at least 80% of the value of its net assets in debt and equity securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries.

47

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Organization (Continued)

All Funds offer two classes of shares: I Class and N Class. The two classes of a Fund are substantially the same except that the N Class shares are subject to a distribution fee (see Note 6).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) No. 946, Financial Services — Investment Companies.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations:    Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ. All other securities traded over-the-counter (“OTC”) for which market quotations are readily available, including short-term securities, are valued with prices furnished by independent pricing services or by broker dealers.

The Company has adopted, after the approval by the Company’s Board of Directors (the “Board” and each member thereof a “Director”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zones differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including in circumstances under which it is determined by the Advisor that prices received are not reflective of their market values, are valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Board’s Valuation Committee and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions in pricing the asset or liability developed based on the best information available in the circumstances.

48

TCW Funds, Inc.

April 30, 2019

Note 2 — Significant Accounting Policies (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 of the fair value hierarchy; if a discount is applied and insignificant, they are categorized in Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized in Level 2 of the fair value hierarchy.

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Foreign currency contracts.    The fair value of foreign currency contracts is derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Money market funds.    Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized in Level 1 of the fair value hierarchy.

Options contracts.    Options contracts traded on exchanges are valued using market mid prices; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments.    Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

U.S. and foreign government and agency securities.    Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The summary of the inputs used as of April 30, 2019 is listed after the Schedule of Investments for each Fund.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Fund	Transfer out of Level 1* and Transfer into Level 2	Transfer out of Level 2* and Transfer into Level 1
TCW International Small Cap Fund	$55,764	$117,101
TCW Emerging Markets Multi-Asset Opportunities Fund	339,569	1,541,811
TCW Developing Markets Equity Fund	30,949	156,683

*	The Funds recognized transfers between the Levels as of the beginning of the period.

The transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended April 30, 2019 were due to changes in valuation to/from the exchange closing price from/to the fair value price.

50

TCW Funds, Inc.

April 30, 2019

Note 2 — Significant Accounting Policies (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Emerging Markets Income Fund	TCW Emerging Markets Multi-Asset Opportunities Fund
Balance as of October 31, 2018	$—	$—
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation	7,203,553	—
Purchases	—	88,452
Sales	7,784,800	—
Transfers in to Level 3 (1)	39,226,522	485,815
Transfers out of Level 3 (1)	—	—

Balance as of April 30, 2019	$54,214,875	$574,267

Change in Unrealized Appreciation from Investments Still Held at April 30, 2019	$7,203,553	$88,452

(1)	The Funds recognize transfers in and out at the beginning of the period.

Significant unobservable valuations inputs for Level 3 investments as of April 30, 2019 are as follows:

Description	Fair Value at 10/31/2018	Valuation Techniques*	Unobservable Input	Price or Price Range	Average Weighted Price
TCW Emerging Markets Income Fund
Government Issues	$54,214,875	Third-party Vendor	Vendor Prices	$29.625–31.750	$30.448

TCW Emerging Markets Multi-Asset Opportunities Fund
Government Issues	$574,267	Third-party Vendor	Vendor Prices	$29.625–31.750	$30.316

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and in turn differences in dividends paid by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund declare and pay, or reinvest, dividends from net investment income monthly. The other International Funds declare and pay, or reinvest, dividends from net investment income annually. Capital gains realized by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following fiscal year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2019, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories (amounts in thousands except Notional Amounts or Number of Contracts):

TCW Emerging Markets Income Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Statement of Asset and Liabilities
Asset Derivatives
Investments (1)	$—	$—	$447	$—	$—	$447
Forward Contracts	—	—	2,186	—	—	2,186

Total Value	$—	$—	$2,633	$—	$—	$2,633

Liability Derivatives
Forward Contracts	$—	—	$(5,771)	$—	$—	$(5,771)

Total Value	$—	$—	$(5,771)	$—	$—	$(5,771)

52

TCW Funds, Inc.

April 30, 2019

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Income Fund (Continued)

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$—	$—	$(4,890)	$—	$—	$(4,890)
Investments (2)	—	—	(664)	—	—	(664)

Total Realized Gain (Loss)	$—	$—	$(5,554)	$—	$—	$(5,554)

Change in Appreciation (Depreciation)
Forward Contracts	$—	—	$2,878	$—	$—	$2,878
Investments (3)	—	—	(131)	—	—	(131)

Total Change in Appreciation (Depreciation)	$—	$—	$2,747	$—	$—	$2,747

Number of Contracts or Notional Amounts (4)
Forward Currency Contracts	$ —	$ —	$261,438,689	$ —	$ —	$261,438,689
Options Purchased	$ —	$ —	$98,226,000	$ —	$ —	$98,226,000

TCW Emerging Markets Local Currency Income Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Statement of Asset and Liabilities
Asset Derivatives
Investments (1)	$—	$—	$18	$—	$—	$18
Forward Contracts	—	—	650	—	—	650

Total Value	$—	$—	$668	$—	$—	$668

Liability Derivatives
Forward Contracts	$—	$—	$(1,566)	$—	$—	$(1,566)

Total Value	$—	$—	$(1,566)	$—	$—	$(1,566)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$—	$—	$(1,174)	$—	$—	$(1,174)
Investments (2)	—	—	(317)	—	—	(317)
Options Written	—	—	97	—	—	97

Total Realized Gain (Loss)	$—	$—	$(1,394)	$—	$—	$(1,394)

Change in Appreciation (Depreciation)
Forward Contracts	$—	$—	$1,379	$—	$—	$1,379
Investments (3)	—	—	62	—	—	62

Total Change in Appreciation (Depreciation)	$—	$—	$1,441	$—	$—	$1,441

Number of Contracts or Notional Amounts (4)
Forward Currency Contracts	$ —	$ —	$123,498,237	$ —	$ —	$123,498,237
Options Purchased	$ —	$ —	$8,569,898	$ —	$ —	$8,569,898
Options Written	$ —	$ —	$7,582,847	$ —	$ —	$7,582,847

53

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Multi-Asset Opportunities Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Statement of Asset and Liabilities
Asset Derivatives
Investments (1)	$—	$—	$4	$—	$—	$4
Forward Contracts	—	—	23	—	—	23

Total Value	$—	$—	$27	$—	$—	$27

Liability Derivatives
Forward Contracts	—	—	(55)	—	—	(55)

Total Value	$—	$—	$(55)	$—	$—	$(55)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$—	$—	$(55)	$—	$—	$(55)
Investments (2)	—	—	(5)	—	—	(5)

Total Realized Gain (Loss)	$—	$—	$(60)	$—	$—	$(60)

Change in Appreciation (Depreciation)
Forward Contracts	$—	$—	$49	$—	$—	$49
Investments (3)	—	—	(3)	—	—	(3)

Total Change in Appreciation (Depreciation)	$—	$—	$46	$—	$—	$46

Number of Contracts or Notional Amounts (4)
Forward Currency Contracts	$ —	$ —	$2,591,422	$ —	$ —	$2,591,422
Options Purchased	$ —	$ —	$830,000	$ —	$ —	$830,000

(1)	Represents purchased options, at value.
(2)	Represents realized gain (loss) for purchased options.
(3)	Represents change in unrealized appreciation (depreciation) for purchased options during the period.
(4)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2019.

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

With exchange traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

54

TCW Funds, Inc.

April 30, 2019

Note 2 — Significant Accounting Policies (Continued)

For OTC derivatives, the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or fail to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB ASU No. 2013-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

55

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

The following table presents the Funds’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under ISDA Master Agreement and net of the related collateral received by the Funds as of April 30, 2019 (in thousands):

TCW Emerging Markets Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Bank of America	$646	$(2,331)	$(1,685)	$1,685	(2)	$—
Barclays Capital	1,467	—	1,467	(1,467	) (2)	—
Citibank N.A.	73	(293)	(220)	—		(220)
Goldman Sachs & Co.	447	(2,882)	(2,435)	2,435	(2)	—
Standard Chartered Bank	—	(265)	(265)	265	(2)	—

Total	$2,633	$(5,771)	$(3,138)	$2,918		$(220)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

TCW Emerging Markets Local Currency Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Bank of America, N.A.	$88	$(584)	$(496)	$496	(2)	$—
Barclays Bank PLC	107	(159)	(52)	—		(52)
BNP Paribas S.A.	173	(614)	(441)	350	(2)	(91)
Citibank N.A.	156	—	156	—		156
Goldman Sachs & Co.	144	(209)	(65)	—		(65)

Total	$668	$(1,566)	$(898)	$846		$(52)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

TCW Emerging Markets Multi-Asset Opportunities Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Bank of America	$7	$(20)	$(13)	$—	$(13)
Barclays Capital	15	—	15	—	15
Citibank N.A.	5	(2)	3	—	3
Goldman Sachs & Co.	—	(31)	(31)	—	(31)
Standard Chartered Bank	—	(2)	(2)	—	(2)

Total	$27	$(55)	$(28)	$—	$(28)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

Note 3 — Portfolio Investments

When-Issued, Delayed-Delivery, and Forward Commitment Transactions:    The Funds may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase securities, with

56

TCW Funds, Inc.

April 30, 2019

Note 3 — Portfolio Investments (Continued)

payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the values of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Repurchase Agreements:    The Funds may enter into repurchase agreements, under the terms of Master Repurchase Agreement (MRA). The MRA permits a Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds recognize a liability with respect to such excess collateral to reflect the Funds’ obligation under bankruptcy law to return the excess to the counterparty. The Funds had no repurchase agreements outstanding as of April 30, 2019.

Participation Notes:    The Funds may invest in participation notes of equity-linked instruments (collectively, participation notes), through which a counterparty provides exposure to common stock, in the form of an unsecured interest, in markets where direct investment by a Fund is not possible. Participation notes provide the economic benefit of common stock ownership to a Fund, while legal ownership and voting rights are retained by the counterparty. Although participation notes are usually structured with a defined maturity or termination date, early redemption may be possible. Risks associated with participation notes include possible failure of the counterparty to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock. None of the Funds held participation notes as of April 30, 2019.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2019.

Derivatives:

Forward Foreign Currency Contracts:    The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to market

57

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

daily and the change in market value is recorded by each Fund as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at April 30, 2019 are disclosed in the Schedule of Investments.

Futures Contracts:    The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There are no futures contracts outstanding at April 30, 2019.

Options:    The Funds purchase and sell put and call options on a security or an index of securities to enhance investment performance or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expired are treated as realized losses.

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TCW Funds, Inc.

April 30, 2019

Note 3 — Portfolio Investments (Continued)

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended April 30, 2019, the TCW Emerging Markets Income Fund, TCW Emerging Markets Local Currency Income Fund, and TCW Emerging Markets Multi-Asset Opportunities Fund entered into options to hedge the currency exposure of the Funds.

Swap Agreements.    The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit

59

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. For the period ended April 30, 2019, none of the Funds had credit default swaps.

Note 4 — Risk Considerations

Market Risk:    As the Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

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TCW Funds, Inc.

April 30, 2019

Note 4 — Risk Considerations (Continued)

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Funds’ investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions.

Counterparty Risk:    The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Foreign Currency Risk:    The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.

Foreign Investing Risk:    The Funds may be exposed to the risk that the Funds share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling the customer service.

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

61

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 5 — Federal Income Taxes (Continued)

At April 30, 2019, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Developing Markets Equity Fund	$795	$(124)	$671	$4,943
TCW Emerging Markets Income Fund	170,876	(32,059)	138,817	5,458,535
TCW Emerging Markets Local Currency Income Fund	4,950	(10,078)	(5,128)	217,389
TCW Emerging Markets Multi-Asset Opportunities Fund	10,124	(1,750)	8,374	103,450
TCW International Small Cap Fund	1,059	(147)	912	9,302

At October 31, 2018, the components of distributable earnings on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Developing Markets Equity Fund	$12	$—	$12
TCW Emerging Markets Income Fund	22,330	—	22,330
TCW Emerging Markets Multi-Asset Opportunities Fund	1,095	—	1,095
TCW International Small Cap Fund	22	—	22

During the year ended October 31, 2018, the tax character of distributions paid was as follows (amounts in thousands):

	Ordinary Income	Long-Term Capital Gain	Return of Capital Gain	Total Distributions
TCW Developing Markets Equity Fund	$32	$—	$—	$32
TCW Emerging Markets Income Fund	172,717	—	—	172,717
TCW Emerging Markets Multi-Asset Opportunities Fund	6,699	—	9,233	15,932
TCW International Small Cap Fund	2,016	—	—	2,016

At October 31, 2018, the following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes (amounts in thousands):

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Developing Markets Equity Fund	$505	$—	$505
TCW Emerging Markets Income Fund	470,310	318,732	789,042
TCW Emerging Markets Local Currency Income Fund	18,097	8,985	27,082
TCW Emerging Markets Multi-Asset Opportunities Fund	7,259	—	7,259
TCW International Small Cap Fund	1,593	—	1,593

The Funds did not have any unrecognized tax benefits at April 30, 2019, nor were there any increases or decreases in unrecognized tax benefits for the six months ended April 30, 2019. The Funds are subject to examination by the U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

62

TCW Funds, Inc.

April 30, 2019

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Developing Markets Equity Fund	0.80%
TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%
TCW Emerging Markets Multi-Asset Opportunities Fund	0.90	% (1)
TCW International Small Cap Fund	0.75%

(1)	From November 1, 2018 through December 31, 2018 the management fee was 0.95%.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets: The expense ratios were effective January 1, 2019.

TCW Developing Markets Equity Fund
I Class	1.25	% (1)
N Class	1.25	% (1)
TCW Emerging Markets Income Fund
I Class	1.05	% (2)
N Class	1.05	% (2)
TCW Emerging Markets Local Currency Income Fund
I Class	0.85	% (1)
N Class	0.90	% (1)
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class	1.00	% (1)
N Class	1.20	% (1)
TCW International Small Cap Fund
I Class	1.00	% (1)
N Class	1.20	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.
(2)

Limitation based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2019. These limitations are voluntary and terminable in a six month’s notice.

These ratios were in effect from November 1, 2018 through December 31, 2018.

TCW Emerging Markets Local Currency Income Fund
I Class	0.99%
N Class	0.99%
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class	1.23%
N Class	1.23%
TCW International Small Cap Fund
I Class	1.44%
N Class	1.44%

The amount borne by the Advisor during the fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can recapture expenses only within a given fiscal year for that year’s operating expenses.

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which is shown on the Statements of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2019, were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Developing Markets Equity Fund	$6,682	$6,080	$—	$—
TCW Emerging Markets Income Fund	4,020,285	3,417,897	—	—
TCW Emerging Markets Local Currency Income Fund	137,575	227,568	—	—
TCW Emerging Markets Multi-Asset Opportunities Fund	116,405	121,454	—	—
TCW International Small Cap Fund	14,221	13,134	—	—

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Developing Markets Equity Fund	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	228	$2	396	$5
Shares Issued upon Reinvestment of Dividends	1,763	16	1,988	23

Net Increase	1,991	$18	2,384	$28

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	11	$— (1)	30,914	$371
Shares Issued upon Reinvestment of Dividends	690	6	772	9
Shares Redeemed	(1,645)	(15)	(29,554)	(350)

Net Decrease	(944)	$(9)	2,132	$30

(1) Amount rounds to less than $1.

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TCW Funds, Inc.

April 30, 2019

Note 9 — Capital Share Transactions (Continued)

TCW Emerging Markets Income Fund	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	198,252,306	$1,561,023	325,798,179	$2,630,542
Shares Issued upon Reinvestment of Dividends	10,992,199	87,160	14,774,392	122,504
Shares Redeemed	(127,232,732)	(1,003,293)	(134,516,022)	(1,092,291)

Net Increase	82,011,773	$644,890	206,056,549	$1,660,755

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	4,477,414	$45,903	10,601,963	$111,621
Shares Issued upon Reinvestment of Dividends	924,410	9,424	1,769,493	18,963
Shares Redeemed	(7,789,506)	(79,205)	(24,566,407)	(258,337)

Net Decrease	(2,387,682)	$(23,878)	(12,194,951)	$(127,753)

TCW Emerging Markets Local Currency Income Fund	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	5,411,879	$46,251	24,640,615	$223,944
Shares Issued upon Reinvestment of Dividends	419,536	3,579	1,421,479	13,366
Shares Redeemed	(16,969,975)	(144,968)	(8,375,628)	(75,789)

Net Decrease	(11,138,560)	$(95,138)	17,686,466	$161,521

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	801,344	$6,850	5,406,607	$48,629
Shares Issued upon Reinvestment of Dividends	71,740	611	271,444	2,539
Shares Redeemed	(2,724,503)	(23,226)	(3,560,164)	(30,713)

Net Decrease	(1,851,419)	$(15,765)	2,117,887	$20,455

TCW Emerging Markets Multi-Asset Opportunities Fund	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	5,274,042	$59,202	721,682	$8,402
Shares Issued upon Reinvestment of Dividends	58,600	589	80,386	954
Shares Redeemed	(541,519)	(5,642)	(224,954)	(2,575)

Net Increase	4,791,123	$54,149	577,114	$6,781

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	763,813	$7,936	4,763,034	$54,831
Shares Issued upon Reinvestment of Dividends	102,937	1,032	89,753	1,061
Shares Redeemed	(6,916,967)	(76,223)	(1,076,732)	(12,060)

Net Decrease	(6,050,217)	$(67,255)	3,776,055	$43,832

65

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW International Small Cap Fund	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	117,558	$1,106	132,392	$1,478
Shares Issued upon Reinvestment of Dividends	3,297	28	—	—
Shares Redeemed	(84,146)	(786)	(50,186)	(562)

Net Increase	36,709	$348	82,206	$916

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,078	$20	42,646	$488
Shares Issued upon Reinvestment of Dividends	1,364	12	—	—
Shares Redeemed	(16,735)	(158)	(51,416)	(586)

Net Decrease	(13,293)	$(126)	(8,770)	$(98)

Note 10 — Affiliate Ownership

As of April 30, 2019, affiliates of the Funds and Advisor owned 99.41% and 73.86% of the net assets of TCW Developing Markets Equity Fund and TCW International Small Cap Fund, respectively.

Note 11 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds as of April 30, 2019.

Note 12 — Committed Line Of Credit

The Company has entered into a $100,000,000 committed revolving line of credit agreement renewed annually with the State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes. The interest rate on borrowing is the higher of the Federal Funds rate or the overnight LIBOR rate, plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2019. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

Note 13 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in

66

TCW Funds, Inc.

April 30, 2019

Note 13 — Indemnifications (Continued)

the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 14 — New Accounting Pronouncement

In August 2018, the FASB released Accounting Standards Update (ASU) 2018-13, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in this ASU are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting — Chapter 8: Notes to Financial Statements. The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of the ASU. Management is currently evaluating the impact of the ASU to the financial statements.

67

TCW Developing Markets Equity Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,				June 30, 2015 (Commencement of Operations) through October 31, 2015
			2018	2017	2016
Net Asset Value per Share, Beginning of Period	$9.39		$11.17	$9.10	$8.62		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.01)		0.06	0.07	0.10		0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.77		(1.78)	2.09	0.38		(1.39)

Total from Investment Operations	0.76		(1.72)	2.16	0.48		(1.38)

Less Distributions:
Distributions from Net Investment Income	(0.04)		(0.06)	(0.09)	(0.00	) (2)	—

Net Asset Value per Share, End of Period	$10.11		$9.39	$11.17	$9.10		$8.62

Total Return	8.14	% (4)	(15.51)%	23.96%	5.63%		(13.80	)% (3)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$4,058		$3,750	$4,433	$3,577		$3,392

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	4.58	% (5)	3.45%	3.94%	3.56%		7.09	% (5)

After Expense Reimbursement	1.25	% (5)	1.25%	1.25%	1.25%		1.25	% (5)

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.13	)% (5)	0.49%	0.77%	1.15%		0.30	% (5)

Portfolio Turnover Rate	116.29	% (4)	163.33%	194.58%	154.70%		54.34	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the period June 30, 2015 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.
(4)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying notes to financial statements.

68

TCW Developing Markets Equity Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,				June 30, 2015 (Commencement of Operations) through October 31, 2015
			2018	2017	2016
Net Asset Value per Share, Beginning of Period	$9.39		$11.17	$9.10	$8.62		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.01)		0.06	0.07	0.10		0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.77		(1.78)	2.09	0.38		(1.39)

Total from Investment Operations	0.76		(1.72)	2.16	0.48		(1.38)

Less Distributions:
Distributions from Net Investment Income	(0.04)		(0.06)	(0.09)	(0.00	) (2)	—

Net Asset Value per Share, End of Period	$10.11		$9.39	$11.17	$9.10		$8.62

Total Return	8.14	% (4)	(15.51)%	23.96%	5.63%		(13.80	)% (3)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$1,570		$1,468	$1,722	$1,364		$1,297

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	5.84	% (5)	4.51%	5.08%	4.80%		8.39	% (5)

After Expense Reimbursement	1.25	% (5)	1.25%	1.25%	1.25%		1.25	% (5)

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.13	)% (5)	0.49%	0.77%	1.15%		0.29	% (5)

Portfolio Turnover Rate	116.29	% (4)	163.33%	194.58%	154.70%		54.34	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the period June 30, 2015 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.
(4)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying notes to financial statements.

69

TCW Emerging Markets Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$7.77	$8.54	$8.34	$7.67	$8.57	$8.53

Income (Loss) from Investment Operations:
Net Investment Income	0.23	0.43	0.55	0.55	0.38	0.47
Net Realized and Unrealized Gain (Loss) on Investments	0.38	(0.83)	0.09	0.52	(0.87)	(0.01)

Total from Investment Operations	0.61	(0.40)	0.64	1.07	(0.49)	0.46

Less Distributions:
Distributions from Net Investment Income	(0.22)	(0.37)	(0.44)	(0.40)	(0.39)	(0.42)
Distributions from Return of Capital	—	—	—	—	(0.02)	—

Total Distributions	(0.22)	(0.37)	(0.44)	(0.40)	(0.41)	(0.42)

Net Asset Value per Share, End of Period	$8.16	$7.77	$8.54	$8.34	$7.67	$8.57

Total Return	7.96%	(4.85)%	7.95%	14.29%	(5.75)%	5.52%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$5,252,419	$4,365,456	$3,039,671	$2,574,798	$2,733,679	$4,602,207

Ratio of Expenses to Average Net Assets	0.84%	0.86%	0.87%	0.87%	0.88%	0.85%

Ratio of Net Investment Income to Average Net Assets	5.77%	5.33%	6.56%	6.95%	4.79%	5.44%

Portfolio Turnover Rate	69.81%	149.50%	212.16%	214.73%	172.93%	165.55%

See accompanying notes to financial statements.

70

TCW Emerging Markets Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$10.00	$11.00	$10.75	$9.89	$11.05	$11.01

Income (Loss) from Investment Operations:
Net Investment Income	0.28	0.53	0.68	0.68	0.46	0.57
Net Realized and Unrealized Gain (Loss) on Investments	0.49	(1.08)	0.12	0.67	(1.11)	(0.02)

Total from Investment Operations	0.77	(0.55)	0.80	1.35	(0.65)	0.55

Less Distributions:
Distributions from Net Investment Income	(0.27)	(0.45)	(0.55)	(0.49)	(0.48)	(0.51)
Distributions from Return of Capital	—	—	—	—	(0.03)	—

Total Distributions	(0.27)	(0.45)	(0.55)	(0.49)	(0.51)	(0.51)

Net Asset Value per Share, End of Period	$10.50	$10.00	$11.00	$10.75	$9.89	$11.05

Total Return	7.81%	(5.16)%	7.67%	13.98%	(5.96)%	5.11%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$334,721	$342,660	$510,877	$534,151	$521,413	$782,384

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.15%	1.16%	1.15%	1.15%	1.16%	1.13%

After Expense Reimbursement	1.06%	1.10%	1.13%	N/A	N/A	N/A

Ratio of Net Investment Income to Average Net Assets	5.53%	5.03%	6.30%	6.71%	4.50%	5.21%

Portfolio Turnover Rate	69.81%	149.50%	212.16%	214.73%	172.93%	165.55%

See accompanying notes to financial statements.

71

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$8.14	$9.30	$9.13	$8.18	$9.69	$10.14

Income (Loss) from Investment Operations:
Net Investment Income	0.29	0.53	0.64	0.52	0.46	0.55
Net Realized and Unrealized Gain (Loss) on Investments	0.22	(1.19)	(0.06)	0.43	(1.94)	(0.88)

Total from Investment Operations	0.51	(0.66)	0.58	0.95	(1.48)	(0.33)

Less Distributions:
Distributions from Net Investment Income	(0.12)	(0.23)	(0.41)	—	—	—
Distributions from Return of Capital	—	(0.27)	—	—	(0.03)	(0.12)

Total Distributions	(0.12)	(0.50)	(0.41)	—	(0.03)	(0.12)

Net Asset Value per Share, End of Period	$8.53	$8.14	$9.30	$9.13	$8.18	$9.69

Total Return	6.28%	(7.74)%	6.33%	11.61%	(15.35)%	(3.29)%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$182,404	$264,754	$138,068	$97,650	$102,034	$178,828

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.01%	0.95%	1.03%	1.00%	1.00%	0.95%

After Expense Reimbursement	0.90%	N/A	0.99%	0.99%	0.99%	N/A

Ratio of Net Investment Income to Average Net Assets	6.84%	5.90%	6.83%	6.12%	5.20%	5.61%

Portfolio Turnover Rate	53.42%	185.72%	137.44%	209.07%	250.10%	223.55%

See accompanying notes to financial statements.

72

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$8.13	$9.29	$9.12	$8.17	$9.69	$10.13

Income (Loss) from Investment Operations:
Net Investment Income	0.28	0.51	0.64	0.48	0.46	0.58
Net Realized and Unrealized Gain (Loss) on Investments	0.22	(1.17)	(0.06)	0.47	(1.95)	(0.91)

Total from Investment Operations	0.50	(0.66)	0.58	0.95	(1.49)	(0.33)

Less Distributions:
Distributions from Net Investment Income	(0.12)	(0.23)	(0.41)	—	—	—
Distributions from Return of Capital	—	(0.27)	0.00	—	(0.03)	(0.11)

Total Distributions	(0.12)	(0.50)	(0.41)	—	(0.03)	(0.11)

Net Asset Value per Share, End of Period	$8.51	$8.13	$9.29	$9.12	$8.17	$9.69

Total Return	6.16%	(7.75)%	6.33%	11.63%	(15.37)%	(3.37)%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$34,162	$47,664	$34,807	$15,325	$153,270	$55,028

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.42%	1.32%	1.35%	1.31%	1.25%	1.24%

After Expense Reimbursement	0.93%	0.99%	0.99%	0.99%	0.99%	0.99%

Ratio of Net Investment Income to Average Net Assets	6.68%	5.78%	6.88%	6.05%	5.29%	5.87%

Portfolio Turnover Rate	53.42%	185.72%	137.44%	209.07%	250.10%	223.55%

See accompanying notes to financial statements.

73

TCW Emerging Markets Multi-Asset Opportunities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,			November 16, 2006 (Commencement of Operations) through October 31, 2015
			2018	2017	2016
Net Asset Value per Share, Beginning of Period	$10.39		$11.70	$10.39	$9.63	$10.97

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.14		0.25	0.31	0.35	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.72		(1.30)	1.38	0.65	(1.38)

Total from Investment Operations	0.86		(1.05)	1.69	1.00	(1.14)

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.26)	(0.38)	(0.24)	(0.20)

Net Asset Value per Share, End of Period	$11.10		$10.39	$11.70	$10.39	$9.63

Total Return	8.45	% (2)	(9.23)%	17.05%	10.75%	(10.53)%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$99,463		$43,338	$42,041	$37,173	$39,739

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.33	% (3)	1.34%	1.54%	1.57%	1.47%

After Expense Reimbursement	1.07	% (3)	1.23%	1.23%	1.23%	1.23%

Ratio of Net Investment Income to Average Net Assets	2.74	% (3)	2.13%	2.95%	3.74%	2.31%

Portfolio Turnover Rate	104.79	% (2)	160.85%	197.48%	227.75%	145.86%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

74

TCW Emerging Markets Multi-Asset Opportunities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,			November 16, 2006 (Commencement of Operations) through October 31, 2015
			2018	2017	2016
Net Asset Value per Share, Beginning of Period	$10.35		$11.66	$10.35	$9.59	$10.92

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.26	0.32	0.36	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.72		(1.31)	1.37	0.64	(1.37)

Total from Investment Operations	0.85		(1.05)	1.69	1.00	(1.13)

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.26)	(0.38)	(0.24)	(0.20)

Net Asset Value per Share, End of Period	$11.05		$10.35	$11.66	$10.35	$9.59

Total Return	8.29	% (2)	(9.26)%	17.10%	10.78%	(10.50)%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$12,838		$74,677	$40,064	$5,088	$4,107

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.61	% (3)	1.67%	1.96%	2.15%	2.15%

After Expense Reimbursement	1.21	% (3)	1.23%	1.23%	1.23%	1.23%

Ratio of Net Investment Income to Average Net Assets	2.46	% (3)	2.25%	2.95%	3.79%	2.38%

Portfolio Turnover Rate	104.79	% (2)	160.85%	197.48%	227.75%	145.86%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

75

TCW International Small Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$9.62		$10.52	$8.17	$8.57	$8.72	$8.92

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05		0.03	0.04	0.02	0.01	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.16		(0.93)	2.34	(0.05)	(0.11)	(0.13)

Total from Investment Operations	0.21		(0.90)	2.38	(0.03)	(0.10)	(0.12)

Less Distributions:
Distributions from Net Investment Income	(0.04)		—	(0.03)	(0.37)	(0.05)	(0.08)

Net Asset Value per Share, End of Period	$9.79		$9.62	$10.52	$8.17	$8.57	$8.72

Total Return	2.29	% (2)	(8.65)%	29.21%	(0.49)%	(1.07)%	(1.39)%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$7,073		$6,598	$6,350	$5,684	$7,274	$19,786

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	3.14	% (3)	2.71%	2.89%	2.40%	1.67%	1.37%

After Expense Reimbursement	1.12	% (3)	1.42%	1.43%	1.44%	1.44%	N/A

Ratio of Net Investment Income to Average Net Assets	1.16	% (3)	0.26%	0.41%	0.29%	0.17%	0.12%

Portfolio Turnover Rate	134.72	% (2)	213.01%	232.19%	128.62%	243.88%	259.88%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

76

TCW International Small Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$9.63		$10.53	$8.17	$8.58	$8.72	$8.92

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05		0.02	0.04	0.03	0.03	0.00 (2)
Net Realized and Unrealized Gain (Loss) on Investments	0.15		(0.92)	2.35	(0.07)	(0.12)	(0.13)

Total from Investment Operations	0.20		(0.90)	2.39	(0.04)	(0.09)	(0.13)

Less Distributions:
Distributions from Net Investment Income	(0.04)		—	(0.03)	(0.37)	(0.05)	(0.07)

Net Asset Value per Share, End of Period	$9.79		$9.63	$10.53	$8.17	$8.58	$8.72

Total Return	2.19	% (3)	(8.64)%	29.34%	(0.60)%	(1.03)%	(1.52)%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)	$3,121		$3,197	$3,589	$3,143	$3,440	$9,437

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	3.89	% (4)	3.26%	3.48%	2.88%	2.09%	1.75%

After Expense Reimbursement	1.26	% (4)	1.42%	1.43%	1.44%	1.44%	1.44%

Ratio of Net Investment Income to Average Net Assets	1.03	% (4)	0.22%	0.41%	0.33%	0.40%	0.04%

Portfolio Turnover Rate	134.72	% (3)	213.01%	232.19%	128.62%	243.88%	259.88%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2019 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

77

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019 (181 days).

Actual Expenses    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2018 to April 30, 2019)
TCW Developing Markets Equity Fund
I Class Shares
Actual	$1,000.00	$1,081.40	1.25%	$6.45
Hypothetical (5% return before expenses)	1,000.00	1,018.60	1.25%	6.26

N Class Shares
Actual	$1,000.00	$1,081.40	1.25%	$6.45
Hypothetical (5% return before expenses)	1,000.00	1,018.60	1.25%	6.26

TCW Emerging Markets Income Fund
I Class Shares
Actual	$1,000.00	$1,079.60	0.84%	$4.33
Hypothetical (5% return before expenses)	1,000.00	1,020.63	0.84%	4.21

N Class Shares
Actual	$1,000.00	$1,078.10	1.06%	$5.46
Hypothetical (5% return before expenses)	1,000.00	1,019.54	1.06%	5.31

TCW Emerging Markets Local Currency Income Fund
I Class Shares
Actual	$1,000.00	$1,062.80	0.90%	$4.60
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%	4.51

N Class Shares
Actual	$1,000.00	$1,061.60	0.93%	$4.75
Hypothetical (5% return before expenses)	1,000.00	1,020.18	0.93%	4.66

78

TCW Funds, Inc.

TCW Funds, Inc.	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2018 to April 30, 2019)
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class Shares
Actual	$1,000.00	$1,084.50	1.07%	$5.53
Hypothetical (5% return before expenses)	1,000.00	1,019.49	1.07%	5.36

N Class Shares
Actual	$1,000.00	$1,082.90	1.21%	$6.25
Hypothetical (5% return before expenses)	1,000.00	1,018.79	1.21%	6.06

TCW International Small Cap Fund
I Class Shares
Actual	$1,000.00	$1,022.90	1.12%	$5.62
Hypothetical (5% return before expenses)	1,000.00	1,019.24	1.12%	5.61

N Class Shares
Actual	$1,000.00	$1,021.90	1.26%	$6.32
Hypothetical (5% return before expenses)	1,000.00	1,018.55	1.26%	6.31

79

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q.

80

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, California 90017

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street

Los Angeles, California 90017

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

TCW Funds Distributors LLC

865 South Figueroa Street

Los Angeles, California 90017

DIRECTORS

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

David S. DeVito

Director

Peter McMillan

Director

Victoria B. Rogers

Director

Marc I. Stern

Director

Andrew Tarica

Director

OFFICERS

David S. DeVito

President and Chief Executive Officer

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Jeffrey A. Engelsman

Chief Compliance Officer and Anti-Money Laundering Officer

Patrick W. Dennis

Vice President and Assistant Secretary

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

TCW International Small Cap Fund

FUNDsarINT0419

Item 2.	Code of Ethics.

Not required for this filing.

Item 3.	Audit Committee Financial Expert.

Not required for this filing.

Item 4.	Principal Accountant Fees and Services.

Not required for this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)	The Chief Executive Officer and Principal Financial and Accounting Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons as of a date

3

within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	EX-99.CODE — Not required for this filing.

(a)(2)	EX-99.CERT — The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	EX-99.906CERT — The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito
President and Chief Executive Officer

Date	June 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito
President and Chief Executive Officer

Date	June 28, 2019

By (Signature and Title)	/s/ Richard M. Villa
Richard M. Villa
Treasurer and Principal Financial and Accounting Officer

Date	June 28, 2019

5